UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 East Orchard Road

Greenwood Village, Colorado 80111

(Address of principal executive offices)

Mitchell T.G. Graye

President and Chief Executive Officer

Maxim Series Fund, Inc.

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

Item 1. Schedule of Investments:

MAXIM SERIES FUND, INC.

MAXIM ARIEL MIDCAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2011

UNAUDITED

COMMON STOCK

Shares		Value ($)

Banks — 1.82%
16,200	City National Corp	924,210
		$924,210

Biotechnology — 4.70%
7,500	Bio-Rad Laboratories Inc Class A *	901,050
26,796	Thermo Fisher Scientific Inc *	1,488,518
		$2,389,568

Broadcast/Media — 15.16%
95,300	CBS Corp Class B	2,386,312
135,675	Interpublic Group of Cos Inc	1,705,435
28,900	Omnicom Group Inc	1,417,834
47,300	Viacom Inc Class B	2,200,396
		$7,709,977

Computer Hardware & Systems — 2.83%
99,300	Dell Inc *	1,440,843
		$1,440,843

Financial Services — 11.14%
12,300	Franklin Resources Inc	1,538,484
107,900	Janus Capital Group Inc	1,345,513
33,325	Northern Trust Corp	1,691,444
16,400	T Rowe Price Group Inc	1,089,288
		$5,664,729

Food & Beverages — 2.39%
17,000	JM Smucker Co	1,213,630
		$1,213,630

Hotels/Motels — 2.62%
34,700	Carnival Corp	1,331,092
		$1,331,092

Household Goods — 6.97%
7,500	Clorox Co	525,525
25,400	Mohawk Industries Inc *	1,553,210
19,102	Stanley Black & Decker Inc	1,463,213
		$3,541,948

Insurance Related — 4.73%
31,300	Aflac Inc	1,652,014
45,700	First American Financial Corp	754,050
		$2,406,064

Investment Bank/Brokerage Firm — 3.32%
40,600	Lazard Ltd Class A	1,688,148
		$1,688,148

Leisure & Entertainment — 5.34%
71,400	International Game Technology	1,158,822
27,900	Madison Square Garden Inc *	753,021
32,300	Mattel Inc	805,239
		$2,717,082

Machinery — 1.44%
13,600	Illinois Tool Works Inc	730,592
		$730,592

Medical Products — 10.18%
29,125	Baxter International Inc	1,566,051
34,100	St Jude Medical Inc	1,747,966
30,800	Zimmer Holdings Inc *	1,864,324
		$5,178,341

Miscellaneous — 1.60%
10,150	Dun & Bradstreet Corp	814,436
		$814,436

Printing & Publishing — 4.17%
139,150	Gannett Co Inc	2,119,254
		$2,119,254

Real Estate — 6.48%
56,850	CB Richard Ellis Group Inc Class A *	1,517,895
17,800	Jones Lang LaSalle Inc	1,775,372
		$3,293,267

Retail — 4.92%
29,300	Nordstrom Inc	1,314,984
19,300	Tiffany & Co	1,185,792
		$2,500,776

Specialized Services — 10.04%
34,980	Accenture PLC Class A	1,922,851
17,400	Apollo Group Inc Class A *	725,754
32,700	DeVry Inc	1,800,789
12,500	Sotheby’s	657,500
		$5,106,894

TOTAL COMMON STOCK — 99.85% (Cost $34,468,219)		$50,770,851

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

157,000	Federal Home Loan Bank	157,000
	0.00% April 1, 2011

TOTAL SHORT-TERM INVESTMENTS — 0.31% (Cost $157,000)		$157,000

TOTAL INVESTMENTS — 100.16% (Cost $34,625,219)	$50,927,851

OTHER ASSETS & LIABILITIES — (0.16%)	$(80,804)

TOTAL NET ASSETS — 100%	$50,847,047

Legend

*	Non-income Producing Security

Management determines the Portfolio’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total net assets. These industry classifications are unaudited.

See notes following Schedule of Investments.

MAXIM SERIES FUND, INC.

MAXIM ARIEL MIDCAP VALUE PORTFOLIO

NOTES TO SCHEDULE OF INVESTMENTS

MARCH 31, 2011

UNAUDITED

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty portfolios. Interests in the Maxim Ariel MidCap Value Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term capital appreciation. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are series of the fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and US and foreign news sources.

Short-term Investments:	Amortized cost.

Securities Lending Collateral:	Matures next day and therefore priced at par.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of March 31, 2011, the inputs used to value the Portfolio’s investments are detailed in the following table. At no point during the period did the Portfolio hold securities valued with Level 3 inputs. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the period.

Description*		Level 1		Level 2		Level 3		Total
Assets	$		$		$		$
Equity Investments:
Domestic Common Stock		47,159,852		-		-		47,159,852
Foreign Common Stock		3,610,999		-		-		3,610,999
Short-term Investments		-		157,000		-		157,000

Total	$	50,770,851	$	157,000	$	0	$	50,927,851

*Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold is determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and distributes substantially all of its net taxable income and net capital gains each year. The Portfolio is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

The Portfolio is not subject to examination by U.S. federal tax authorities for tax years before 2007, or state tax authorities for tax years before 2006.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), net capital losses recognized after December 31, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

2.	UNREALIZED APPRECIATION (DEPRECIATION)

At March 31, 2011, the U.S. Federal income tax cost basis was $36,131,937. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $15,135,706 and gross depreciation of securities in which there was an excess of tax cost over value of $339,792 resulting in net appreciation of $14,795,914.

3.	SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested in securities approved by the Board of Directors. The Portfolio had no securities on loan as of March 31, 2011.

MAXIM SERIES FUND, INC.

MAXIM ARIEL SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2011

UNAUDITED

COMMON STOCK

Shares		Value ($)

Banks — 3.33%
19,600	City National Corp	1,118,180
46,075	PrivateBancorp Inc	704,487
		$1,822,667

Biotechnology — 4.20%
19,125	Bio-Rad Laboratories Inc Class A *	2,297,678
		$2,297,678

Computer Software & Services — 3.20%
55,400	Fair Isaac Corp †	1,751,194
		$1,751,194

Electronic Instruments & Equipment — 9.68%
16,500	Anixter International Inc	1,153,185
45,100	Brady Corp Class A	1,609,619
44,475	Littelfuse Inc	2,539,522
		$5,302,326

Financial Services — 3.60%
158,100	Janus Capital Group Inc	1,971,507
		$1,971,507

Household Goods — 3.18%
28,500	Mohawk Industries Inc *	1,742,775
		$1,742,775

Insurance Related — 6.11%
45,375	HCC Insurance Holdings Inc	1,420,691
69,800	Horace Mann Educators Corp	1,172,640
1,810	Markel Corp *	750,155
		$3,343,486

Investment Bank/Brokerage Firm — 3.33%
43,800	Lazard Ltd Class A	1,821,204
		$1,821,204

Machinery — 11.41%
83,075	Blount International Inc *	1,327,539
324,800	Force Protection Inc *	1,591,520
46,825	IDEX Corp	2,043,911
13,800	Middleby Corp *	1,286,436
		$6,249,406

Medical Products — 3.27%
182,700	Symmetry Medical Inc *	1,790,460
		$1,790,460

Office Equipment & Supplies — 12.14%
62,900	Herman Miller Inc	1,729,121
120,100	Interface Inc Class A	2,220,649
91,800	Knoll Inc	1,924,128
67,725	Steelcase Inc Class A	770,710
		$6,644,608

Pollution Control — 4.12%
86,000	Team Inc *	2,258,360
		$2,258,360

Printing & Publishing — 11.38%
155,250	Gannett Co Inc	2,364,457
545,200	Lee Enterprises Inc * †	1,472,040
250,700	McClatchy Co Class A * †	852,380
45,400	Meredith Corp †	1,539,968
		$6,228,845

Real Estate — 4.81%
26,413	Jones Lang LaSalle Inc	2,634,433
		$2,634,433

Restaurants — 2.53%
42,550	Bob Evans Farms Inc	1,387,130
		$1,387,130

Specialized Services — 11.81%
62,550	Brink’s Co	2,071,030
42,800	DeVry Inc	2,356,996
34,781	Matthews International Corp Class A	1,340,808
13,225	Sotheby’s	695,635
		$6,464,469

TOTAL COMMON STOCK — 98.10% (Cost $36,741,518)		$53,710,548

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

1,063,000	Federal Home Loan Bank	1,063,000
	0.00% April 1, 2011

TOTAL SHORT-TERM INVESTMENTS — 1.94% (Cost $1,063,000)		$1,063,000

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

759,984	Undivided interest of 2.98% in a repurchase agreement (Principal Amount/Value $25,469,000 with a maturity value of $25,469,092) with Household Bank Securities Inc, 0.13%, dated 3/31/11, to be repurchased at $759,984 on 4/1/11, collateralized by various U.S. Government or agency securities, 0.00% - 4.13%, 1/12/12 - 10/3/22, with a value of $25,978,645.	759,984

420,992	Undivided interest of 1.65% in a repurchase agreement (Principal Amount/Value $25,522,000 with a maturity value of $25,522,106) with BNP Paribas Securities Corp, 0.15%, dated 3/31/11, to be repurchased at $420,992 on 4/1/11, collateralized by various U.S. Government or agency securities, 0.00% - 6.21%, 4/6/11 - 6/5/36, with a value of $26,032,492.	420,992

759,984	Undivided interest of 2.85% in a repurchase agreement (Principal Amount/Value $26,649,000 with a maturity value of $26,649,089) with Credit Suisse Inc, 0.12%, dated 3/31/11, to be repurchased at $759,984 on 4/1/11, collateralized by U.S. Treasury, 1.25% - 3.63%, 4/15/11 - 1/15/29, with a value of $27,182,003.	759,984

759,984	Undivided interest of 3.02% in a repurchase agreement (Principal Amount/Value $25,203,000 with a maturity value of $25,203,105) with Merrill Lynch, Pierce, Fenner & Smith, 0.15%, dated 3/31/11, to be repurchased at $759,984 on 4/1/11, collateralized by Ginnie Mae, 2.63% - 9.50%, 5/15/11 - 5/15/52, with a value of $25,707,060.	759,984

765,984	Undivided interest of 2.92% in a repurchase agreement (Principal Amount/Value $26,233,000 with a maturity value of $26,233,087) with Barclays Capital Inc, 0.12%, dated 3/31/11, to be repurchased at $765,984 on 4/1/11, collateralized by U.S. Treasury, 2.50% - 3.00%, 7/15/12 - 7/15/16, with a value of $26,757,662.	765,984

TOTAL SECURITIES LENDING COLLATERAL — 6.33% (Cost $3,466,928)		$3,466,928

TOTAL INVESTMENTS — 106.37% (Cost $41,271,446)		$58,240,476

OTHER ASSETS & LIABILITIES — (6.37%)		$(3,485,719)

TOTAL NET ASSETS — 100%		$54,754,757

Legend

*	Non-income Producing Security
†	A portion or all of the security is on loan at March 31, 2011.

Management determines the Portfolio’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total net assets. These industry classifications are unaudited.

See notes following Schedule of Investments.

MAXIM SERIES FUND, INC.

MAXIM ARIEL SMALL-CAP VALUE PORTFOLIO

NOTES TO SCHEDULE OF INVESTMENTS

MARCH 31, 2011

UNAUDITED

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty portfolios. Interests in the Maxim Ariel Small-Cap Value Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term capital appreciation. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are series of the fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and US and foreign news sources.

Short-term Investments:	Amortized cost.

Securities Lending Collateral:	Matures next day and therefore priced at par.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of March 31, 2011, the inputs used to value the Portfolio’s investments are detailed in the following table. At no point during the period did the Portfolio hold securities valued with Level 3 inputs. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the period.

Description*		Level 1		Level 2		Level 3		Total
Assets	$				$		$
Equity Investments:
Domestic Common Stock		51,889,344		-		-		51,889,344
Foreign Common Stock		1,821,204		-		-		1,821,204
Short-term Investments and Securities Lending Collateral		-		4,529,928		-		4,529,928

Total	$	53,710,548	$	4,529,928	$	0	$	58,240,476

*Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment advisor has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios in Maxim Series Fund, Inc., may invest in repurchase agreement transactions that are jointly collateralized by various U.S. Treasury or Agency obligations.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold is determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and distributes substantially all of its net taxable income and net capital gains each year. The Portfolio is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

The Portfolio is not subject to examination by U.S. federal tax authorities for tax years before 2007, or state tax authorities for tax years before 2006.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), net capital losses recognized after December 31, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

2.	UNREALIZED APPRECIATION (DEPRECIATION)

At March 31, 2011, the U.S. Federal income tax cost basis was $45,703,499. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $15,505,164 and gross depreciation of securities in which there was an excess of tax cost over value of $2,968,187 resulting in net appreciation of $12,536,977.

3.	SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested in securities approved by the Board of Directors. As of March 31, 2011 the Portfolio had securities on loan valued at $3,373,276 and received collateral of $3,466,928 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The Portfolio also continues to receive interest or dividends on the securities loaned. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

MAXIM SERIES FUND. INC.

MAXIM BOND INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2011

UNAUDITED

BONDS

Par Value ($)		Value ($)

Aerospace & Defense — 0.11%
500,000	ITT Corp	534,838
	4.90% May 1, 2014
		$534,838

Agency — 8.12%
900,000	Fannie Mae	965,540
	4.75% February 21, 2013
2,700,000	Fannie Mae	3,022,183
	5.00% May 11, 2017
750,000	Fannie Mae	784,865
	3.00% September 16, 2014
1,250,000	Fannie Mae	1,331,234
	3.88% July 12, 2013
2,000,000	Fannie Mae	2,018,444
	1.25% June 22, 2012
750,000	Fannie Mae	774,193
	2.50% May 15, 2014
1,500,000	Fannie Mae	1,668,865
	5.00% April 15, 2015
3,000,000	Fannie Mae	3,257,397
	4.63% October 15, 2013
1,300,000	Federal Home Loan Bank	1,449,964
	5.25% June 18, 2014
3,500,000	Federal Home Loan Bank	3,514,091
	0.88% August 22, 2012
1,000,000	Federal Home Loan Bank	1,059,330
	3.63% October 18, 2013
2,000,000	Federal Home Loan Bank	2,215,016
	4.75% December 16, 2016
1,000,000	Federal Home Loan Bank	1,016,135
	1.75% August 22, 2012
1,250,000	Federal Home Loan Bank	1,422,684
	5.38% May 18, 2016
2,100,000	Federal Home Loan Bank	2,231,164
	3.88% June 14, 2013
1,500,000	Federal Home Loan Bank	1,572,248
	3.38% February 27, 2013
500,000	Freddie Mac †	515,401
	3.75% March 27, 2019

1,250,000	Freddie Mac	1,294,456
	2.88% February 9, 2015
500,000	Freddie Mac	565,878
	5.25% April 18, 2016
1,950,000	Freddie Mac	2,071,247
	4.63% October 25, 2012
800,000	Freddie Mac	858,510
	4.13% September 27, 2013
3,000,000	Freddie Mac	3,135,111
	3.00% July 28, 2014
1,250,000	Freddie Mac	1,430,574
	5.50% July 18, 2016
500,000	Resolution Funding Corp	730,500
	9.38% October 15, 2020
750,000	Tennessee Valley Authority	752,478
	3.88% February 15, 2021
		$39,657,508

Agency - Pass Through — 30.15%
1,035,139	Fannie Mae	1,070,751
	4.50% January 1, 2030
5,638,945	Fannie Mae	5,661,693
	3.50% December 1, 2025
996,176	Fannie Mae	1,050,874
	5.00% January 1, 2041
411,747	Fannie Mae	419,608
	4.50% October 1, 2039
2,352,476	Fannie Mae	2,397,385
	4.50% June 1, 2040
1,524,341	Fannie Mae	1,556,299
	4.50% March 1, 2040
647	Fannie Mae	671
	8.00% December 1, 2012
31,101	Fannie Mae	34,046
	6.50% December 1, 2013
1,017,084	Fannie Mae	1,092,991
	5.50% September 1, 2035
1,083,734	Fannie Mae	1,104,423
	4.50% November 1, 2040
1,577,448	Fannie Mae	1,691,726
	5.50% November 1, 2036
2,870,132	Fannie Mae	2,882,425
	4.00% September 1, 2030
460,361	Fannie Mae	482,473
	5.00% May 1, 2037
3,759,048	Fannie Mae	3,947,481
	4.50% May 1, 2024
295,679	Fannie Mae	332,448
	6.50% August 1, 2036
1,883,724	Fannie Mae	2,024,310
	5.50% May 1, 2036
2,421,877	Fannie Mae	2,550,021
	5.00% September 1, 2035

1,278,561	Fannie Mae	1,316,153
	4.00% February 1, 2025
2,521,131	Fannie Mae	2,569,260
	4.50% August 1, 2039
4,214,290	Fannie Mae	4,297,849
	4.50% August 1, 2040
1,673,414	Fannie Mae	1,728,323
	4.00% July 1, 2024
241,588	Fannie Mae ‡	257,577
	5.32% August 1, 2037
496,739	Fannie Mae	534,309
	5.50% November 1, 2038
6,182,792	Fannie Mae	6,477,313
	5.00% July 1, 2039
1,015,069	Fannie Mae	1,066,363
	5.00% December 1, 2039
115,141	Fannie Mae	125,900
	6.00% December 1, 2021
484,704	Fannie Mae	530,364
	6.00% March 1, 2038
714,552	Fannie Mae	753,229
	5.00% July 1, 2037
597,974	Fannie Mae	651,500
	6.00% August 1, 2037
1,320,297	Fannie Mae	1,413,470
	5.50% August 1, 2039
395,286	Fannie Mae ‡	411,554
	3.64% December 1, 2039
2,447,596	Fannie Mae	2,571,281
	5.00% June 1, 2040
1,936,376	Fannie Mae	2,079,077
	5.50% June 1, 2038
1,301,457	Fannie Mae	1,328,742
	4.50% April 1, 2039
509,269	Fannie Mae	557,444
	6.00% June 1, 2036
659,198	Fannie Mae	694,878
	5.00% July 1, 2033
1,485,898	Fannie Mae	1,596,794
	5.50% November 1, 2035
141,353	Fannie Mae	151,328
	5.00% June 1, 2018
282,229	Fannie Mae	322,261
	6.50% June 1, 2032
167,903	Fannie Mae	183,720
	6.00% July 1, 2017
463,725	Fannie Mae	506,538
	6.00% July 1, 2036
380,698	Fannie Mae	409,110
	5.50% December 1, 2035
608,165	Fannie Mae	665,835
	6.00% February 1, 2036

239,417	Fannie Mae	262,120
	6.00% November 1, 2035
272,972	Fannie Mae	285,597
	4.00% April 1, 2019
138,771	Fannie Mae	148,408
	5.00% October 1, 2020
222,632	Fannie Mae	257,363
	7.00% July 1, 2032
489,217	Fannie Mae	499,015
	4.50% September 1, 2040
435,860	Fannie Mae	493,080
	6.50% August 1, 2032
648,820	Fannie Mae	698,662
	5.50% February 1, 2035
359,629	Fannie Mae	390,396
	5.50% May 1, 2033
1,969,943	Fannie Mae	2,028,118
	4.00% January 1, 2026
653,786	Fannie Mae	697,146
	5.00% January 1, 2024
121	Fannie Mae	120
	7.00% May 1, 2011
62,647	Fannie Mae	72,562
	8.00% November 1, 2022
287,657	Fannie Mae	316,732
	6.00% January 1, 2029
124	Fannie Mae	128
	8.00% June 1, 2012
1,058,845	Fannie Mae	1,116,157
	5.00% September 1, 2033
778,841	Fannie Mae	852,695
	6.00% October 1, 2035
322,445	Fannie Mae	353,212
	6.00% December 1, 2035
1,537,793	Fannie Mae	1,650,208
	5.50% April 1, 2036
334,088	Fannie Mae	351,597
	5.00% July 1, 2035
241,046	Fannie Mae	253,679
	5.00% October 1, 2035
535,068	Fannie Mae	587,812
	6.00% February 1, 2035
2,355,277	Fannie Mae	2,543,569
	5.50% March 1, 2034
166,442	Fannie Mae	181,942
	6.00% May 1, 2021
409,181	Fannie Mae	447,982
	6.00% April 1, 2036
577,823	Fannie Mae	621,726
	5.50% January 1, 2034
1,444,678	Fannie Mae	1,522,874
	5.00% December 1, 2033

6,395	Freddie Mac	7,412
	7.50% August 1, 2030
458,772	Freddie Mac	471,043
	4.50% August 1, 2033
584,441	Freddie Mac	614,742
	4.50% June 1, 2024
5,040,111	Freddie Mac	4,955,986
	4.00% December 1, 2039
130,187	Freddie Mac	138,272
	5.00% March 1, 2023
1,967,206	Freddie Mac	1,934,371
	4.00% November 1, 2040
2,700,367	Freddie Mac	2,636,119
	3.00% December 1, 2025
323,975	Freddie Mac	340,183
	5.00% July 1, 2034
270,430	Freddie Mac	293,695
	5.50% February 1, 2018
914,488	Freddie Mac	930,945
	4.50% June 1, 2039
68,441	Freddie Mac	77,348
	6.50% April 1, 2029
832,414	Freddie Mac	932,938
	6.50% November 1, 2037
412,121	Freddie Mac	450,428
	6.00% March 1, 2036
629,931	Freddie Mac	687,303
	6.00% November 1, 2036
139,973	Freddie Mac ‡	149,259
	5.51% March 1, 2037
257,059	Freddie Mac	270,160
	5.00% February 1, 2034
1,341,632	Freddie Mac	1,535,128
	6.50% November 1, 2032
602,375	Freddie Mac	641,892
	5.00% September 1, 2024
2,328,407	Freddie Mac	2,498,993
	5.50% October 1, 2037
1,101,755	Freddie Mac	1,151,709
	5.00% June 1, 2038
6,150,987	Freddie Mac	6,261,682
	4.50% November 1, 2039
1,441,516	Freddie Mac	1,545,408
	5.50% May 1, 2037
255,098	Freddie Mac	275,969
	5.50% May 1, 2021
155,965	Freddie Mac	166,723
	5.00% May 1, 2021
992,474	Freddie Mac	1,041,608
	5.00% September 1, 2035
1,390,894	Freddie Mac	1,458,739
	5.00% June 1, 2036

446,931	Freddie Mac	487,635
	6.00% December 1, 2036
377,228	Freddie Mac	403,248
	5.00% April 1, 2021
2,841,190	Freddie Mac	2,895,873
	4.50% May 1, 2040
1,095,363	Freddie Mac	1,194,867
	6.00% August 1, 2037
357,032	Freddie Mac	389,326
	6.00% April 1, 2038
267,443	Freddie Mac	292,212
	6.00% April 1, 2036
402,293	Freddie Mac	430,544
	5.00% August 1, 2018
51,521	Freddie Mac	59,581
	7.50% May 1, 2027
308,231	Freddie Mac	321,764
	4.00% January 1, 2021
1,001,068	Freddie Mac	1,071,907
	5.50% May 1, 2036
1,336,573	Freddie Mac	1,397,173
	5.00% April 1, 2038
1,558,362	Freddie Mac	1,586,406
	4.50% September 1, 2039
1,375,975	Freddie Mac	1,400,738
	4.50% March 1, 2039
1,278,972	Freddie Mac	1,301,189
	4.50% July 1, 2040
286,155	Freddie Mac	310,774
	5.50% May 1, 2018
299,539	Freddie Mac	320,509
	5.00% December 1, 2017
1,181,643	Freddie Mac	1,202,169
	4.50% February 1, 2040
313,201	Freddie Mac	334,805
	5.00% December 1, 2020
1,414,473	Freddie Mac	1,538,434
	6.00% June 1, 2038
511,697	Freddie Mac	553,563
	5.50% June 1, 2022
983,326	Freddie Mac	1,056,290
	5.50% June 1, 2033
302,210	Freddie Mac ‡	322,693
	5.67% November 1, 2036
362,494	Freddie Mac	387,013
	5.50% June 1, 2027
29,917	Ginnie Mae	33,817
	9.00% April 15, 2021
4,898,268	Ginnie Mae	5,215,890
	5.00% June 15, 2039
26,018	Ginnie Mae	29,648
	9.00% January 15, 2017

26,931	Ginnie Mae	31,250
	7.50% December 15, 2025
1,491,827	Ginnie Mae	1,494,935
	4.00% November 15, 2040
370,929	Ginnie Mae	399,065
	5.00% September 15, 2018
425,204	Ginnie Mae	462,586
	5.50% December 15, 2035
2,965,309	Ginnie Mae	2,973,340
	4.00% October 15, 2040
440,193	Ginnie Mae	477,827
	5.50% April 15, 2037
1,225,083	Ginnie Mae	1,307,967
	5.00% November 15, 2033
55,286	Ginnie Mae	63,531
	7.00% July 15, 2025
722,386	Ginnie Mae II ‡	755,288
	4.00% October 20, 2039
465,793	Ginnie Mae II	497,452
	5.00% December 20, 2035
966,182	Ginnie Mae II	1,045,187
	5.50% July 20, 2040
1,111,079	Ginnie Mae II	1,207,836
	5.50% February 20, 2036
799,349	Ginnie Mae II	875,537
	6.00% January 20, 2036
1,454,846	Ginnie Mae II	1,501,067
	4.50% September 20, 2040
		$147,231,688

Agriculture — 0.10%
250,000	Corn Products International Inc	245,720
	4.63% November 1, 2020
250,000	Corn Products International Inc	249,572
	3.20% November 1, 2015
		$495,292

Airlines — 0.83%
908,706	Continental Airlines 1999-1 Class A Pass Through Trust	963,229
	6.55% February 2, 2019
1,000,000	Delta Air Lines Inc †	1,000,000
	4.95% May 23, 2019
865,320	Southwest Airlines	938,872
	6.15% August 1, 2022
1,015,137	UAL	1,157,256
	9.75% January 15, 2017
		$4,059,357

Automobiles — 0.11%
500,000	DaimlerChrysler NA Holding Corp	558,387
	6.50% November 15, 2013
		$558,387

Banks — 1.06%
500,000	Bank of America NA	486,005
	6.00% October 15, 2036
500,000	BB&T Corp	515,899
	3.95% April 29, 2016
1,000,000	Key Bank NA	1,058,291
	5.50% September 17, 2012
500,000	UBS AG	504,145
	4.88% August 4, 2020
500,000	Wachovia Bank NA	532,425
	4.80% November 1, 2014
1,000,000	Wells Fargo & Co	1,053,304
	4.38% January 31, 2013
500,000	Wells Fargo & Co	533,066
	5.13% September 15, 2016
500,000	Wells Fargo & Co	504,520
	5.38% February 7, 2035
		$5,187,655

Biotechnology — 0.21%
250,000	Genzyme Corp	259,710
	3.63% June 15, 2015
750,000	Thermo Fisher Scientific Inc	758,159
	2.05% February 21, 2014
		$1,017,869

Broadcast/Media — 0.56%
569,000	Comcast Corp	642,541
	6.30% November 15, 2017
500,000	Comcast Corp †	520,481
	5.15% March 1, 2020
500,000	Cox Communications Inc	551,841
	5.45% December 15, 2014
500,000	DIRECTV Holdings LLC	492,749
	3.13% February 15, 2016
500,000	Viacom Inc	533,461
	4.38% September 15, 2014
		$2,741,073

Building Materials — 0.10%
500,000	Lennox International Inc	507,725
	4.90% May 15, 2017
		$507,725

Canadian - Federal — 0.21%
500,000	Export Development Canada	529,302
	4.50% October 25, 2012
500,000	Government of Canada	512,696
	2.38% September 10, 2014
		$1,041,998

Canadian - Provincial — 0.21%
500,000	Province of Manitoba	510,601
	2.13% April 22, 2013
500,000	Province of Ontario	530,890
	4.38% February 15, 2013
		$1,041,491

Chemicals — 0.47%
500,000	Chevron Phillips Chemical Co LLC §	494,165
	4.75% February 1, 2021
250,000	Dow Chemical Co	240,644
	2.50% February 15, 2016
500,000	Dow Chemical Co	538,800
	5.70% May 15, 2018
500,000	EI du Pont de Nemours & Co	557,153
	5.25% December 15, 2016
500,000	PPG Industries Inc	470,781
	3.60% November 15, 2020
		$2,301,543

Commercial Mortgage Backed — 4.27%
1,678,011	Americold LLC Trust §	1,700,462
	Series 2010-AR Class A1
	3.85% January 14, 2029
1,330,000	Bear Stearns Commercial Mortgage Securities Inc ‡	1,432,525
	Series 2005-T20 Class A4A
	5.15% October 12, 2042
500,000	Bear Stearns Commercial Mortgage Securities Inc ‡	528,259
	Series 2003-PWR2 Class A4
	5.19% May 11, 2039
1,000,000	Greenwich Capital Commercial Funding Corp	1,058,115
	Series 2003-C Class A4
	4.92% January 5, 2036
1,000,000	GS Mortgage Securities Corp II	1,052,177
	Series 2005-GG4 Class A4A
	4.75% July 10, 2039
1,250,000	GS Mortgage Securities Corp II	1,303,869
	Series 2005-GG4 Class A4
	4.76% July 10, 2039
500,000	JP Morgan Chase Commercial Mortgage Securities Corp ‡	523,707
	Series 2005-LDP5 Class AM
	5.24% December 15, 2044
379,348	JP Morgan Chase Commercial Mortgage Securities Corp	394,855
	Series 2005-LDP2 Class ASB
	4.66% July 15, 2042
500,000	Morgan Stanley Capital I ‡	519,545
	Series 2007-T25 Class AM
	5.54% November 12, 2049
3,000,000	Morgan Stanley Capital I ‡	3,194,458
	Series 2005-IQ10 Class A4A
	5.23% September 15, 2042

3,000,000	Morgan Stanley Capital I ‡	3,294,639
	Series 2007-T27 Class A4
	5.65% June 13, 2042
1,250,000	Morgan Stanley Capital I ‡	1,339,819
	Series 2004-IQ7 Class A4
	5.40% June 15, 2038
1,250,000	Morgan Stanley Capital I ‡	1,332,199
	Series 2006-T21 Class A4
	5.16% October 12, 2052
2,000,000	Morgan Stanley Capital I ‡	2,150,282
	Series 2007-T25 Class A3
	5.51% November 12, 2049
500,000	Morgan Stanley Capital I	529,249
	Series 2003-T11 Class A4
	5.15% June 13, 2041
500,000	Wachovia Bank Commercial Mortgage Trust	526,462
	Series 2004-C10 Class A4
	4.75% February 15, 2041
		$20,880,622

Cosmetics & Personal Care — 0.11%
500,000	Alberto-Culver Co	516,553
	5.15% June 1, 2020
		$516,553

Electric Companies — 1.27%
500,000	Entergy Louisiana LLC	521,825
	5.40% November 1, 2024
500,000	Jersey Central Power & Light Co	532,618
	6.15% June 1, 2037
500,000	Ohio Power Co	533,949
	4.85% January 15, 2014
500,000	Oncor Electric Delivery Co LLC	569,897
	6.80% September 1, 2018
500,000	Pacific Gas & Electric Co	521,018
	6.05% March 1, 2034
500,000	Pennsylvania Electric Co †	510,652
	5.20% April 1, 2020
465,000	Pnpp II Funding Corp	541,122
	8.83% May 30, 2016
683,000	Public Service Co of Oklahoma	719,301
	5.15% December 1, 2019
500,000	Southwestern Electric Power Co	557,996
	6.45% January 15, 2019
500,000	Southwestern Public Service Co	625,088
	8.75% December 1, 2018
500,000	Westar Energy Inc	549,008
	6.00% July 1, 2014
		$6,182,474

Electronic Instruments & Equipment — 0.31%
500,000	Agilent Technologies Inc	511,139
	5.00% July 15, 2020
500,000	Amphenol Corp	536,478
	4.75% November 15, 2014
500,000	Hubbell Inc	465,046
	3.63% November 15, 2022
		$1,512,663

Financial Services — 2.32%
500,000	Bank of America Corp	519,205
	4.50% April 1, 2015
1,000,000	Bank of America Corp	1,055,262
	4.90% May 1, 2013
500,000	Bank of America Corp	526,806
	5.75% December 1, 2017
500,000	Bank of New York Mellon Corp	543,193
	5.13% August 27, 2013
1,466,277	BGS CTL #	1,505,471
	6.36% June 15, 2033
500,000	BlackRock Inc	573,712
	6.25% September 15, 2017
500,000	Citigroup Inc	544,828
	6.13% November 21, 2017
500,000	Citigroup Inc	522,101
	5.00% September 15, 2014
500,000	Citigroup Inc	490,286
	5.85% December 11, 2034
500,000	CME Group Inc	553,315
	5.75% February 15, 2014
500,000	CME Group Index Services LLC §	511,306
	4.40% March 15, 2018
500,000	Credit Suisse	501,908
	2.20% January 14, 2014
500,000	General Electric Capital Corp	543,146
	5.38% October 20, 2016
250,000	General Electric Capital Corp	274,710
	6.75% March 15, 2032
1,000,000	JPMorgan Chase & Co	1,096,484
	6.00% January 15, 2018
500,000	JPMorgan Chase & Co	536,660
	5.13% September 15, 2014
500,000	JPMorgan Chase Bank NA	546,884
	6.00% October 1, 2017
500,000	NASDAQ OMX Group Inc	496,497
	4.00% January 15, 2015
		$11,341,774

Food & Beverages — 0.60%
500,000	Anheuser-Busch Co Inc	527,655
	5.95% January 15, 2033
500,000	Bottling Group LLC	547,705
	5.13% January 15, 2019

500,000	Kraft Foods Inc	527,873
	5.38% February 10, 2020
500,000	Kroger Co	575,281
	6.40% August 15, 2017
250,000	SABMiller PLC §	285,869
	6.50% July 1, 2016
500,000	Woolworths Ltd §	493,317
	2.55% September 22, 2015
		$2,957,700

Foreign Banks — 1.25%
500,000	Bank of Nova Scotia	517,276
	3.40% January 22, 2015
500,000	Barclays Bank PLC	530,091
	5.00% September 22, 2016
1,000,000	Canadian Imperial Bank of Commerce §	1,005,546
	2.60% July 2, 2015
500,000	Credit Agricole SA §	502,217
	3.50% April 13, 2015
500,000	Credit Suisse AG	504,988
	5.40% January 14, 2020
500,000	KfW Bankengruppe	553,866
	4.88% January 17, 2017
1,000,000	Kreditanstalt fuer Wiederaufbau	1,007,179
	1.38% July 15, 2013
500,000	Rabobank Nederland	482,438
	2.13% October 13, 2015
500,000	Royal Bank of Canada †	498,325
	2.63% December 15, 2015
500,000	Toronto-Dominion Bank §	494,072
	2.20% July 29, 2015
		$6,095,998

Foreign Governments — 0.29%
500,000	Government of Mexico	564,000
	6.75% September 27, 2034
500,000	Government of Italy	526,120
	4.50% January 21, 2015
300,000	Government of Italy	336,474
	6.88% September 27, 2023
		$1,426,594

Gold, Metals & Mining — 0.57%
500,000	ArcelorMittal	529,627
	6.13% June 1, 2018
500,000	BHP Billiton Finance USA Ltd	556,288
	5.25% December 15, 2015
500,000	Cliffs Natural Resources Inc	533,233
	5.90% March 15, 2020
500,000	Rio Tinto Finance USA Ltd	657,060
	9.00% May 1, 2019

500,000	Teck Resources Ltd	498,638
	4.50% January 15, 2021
		$2,774,846

Health Care Related — 0.33%
500,000	Laboratory Corp of America Holdings	497,795
	3.13% May 15, 2016
500,000	UnitedHealth Group Inc	543,066
	5.00% August 15, 2014
500,000	WellPoint Inc	549,471
	5.25% January 15, 2016
		$1,590,332

Hotels/Motels — 0.11%
500,000	Hyatt Hotels Corp §	517,663
	5.75% August 15, 2015
		$517,663

Household Goods — 0.22%
500,000	Procter & Gamble Co	534,381
	5.55% March 5, 2037
500,000	Stanley Black & Decker Inc	553,189
	6.15% October 1, 2013
		$1,087,570

Insurance Related — 0.94%
500,000	Allstate Corp	477,889
	5.35% June 1, 2033
500,000	Lincoln National Corp †	551,173
	6.25% February 15, 2020
500,000	MetLife Inc	577,972
	6.75% June 1, 2016
500,000	Metropolitan Life Global Funding I §	495,661
	3.13% January 11, 2016
500,000	New York Life Insurance Co §	573,512
	6.75% November 15, 2039
500,000	Pacific LifeCorp §	532,424
	6.00% February 10, 2020
250,000	Prudential Financial Inc	260,324
	5.38% June 21, 2020
500,000	Prudential Financial Inc	550,147
	6.10% June 15, 2017
500,000	Teachers Insurance & Annuity Association of America §	563,763
	6.85% December 16, 2039
		$4,582,865

Investment Bank/Brokerage Firm — 1.48%
500,000	Ameriprise Financial Inc	529,992
	5.30% March 15, 2020
500,000	Bear Stearns Cos LLC	549,567
	5.70% November 15, 2014
500,000	Charles Schwab Corp	507,970
	4.45% July 22, 2020

500,000	Goldman Sachs Group Inc	543,293
	5.75% October 1, 2016
1,000,000	Goldman Sachs Group Inc	995,858
	6.25% February 1, 2041
500,000	Goldman Sachs Group Inc	542,089
	6.15% April 1, 2018
500,000	Jefferies Group Inc	589,850
	8.50% July 15, 2019
500,000	Merrill Lynch & Co Inc	528,444
	6.05% May 16, 2016
750,000	Morgan Stanley	815,887
	6.00% May 13, 2014
500,000	Morgan Stanley	549,558
	6.63% April 1, 2018
500,000	Nomura Holdings Inc	517,730
	5.00% March 4, 2015
500,000	Xstrata Finance Canada Ltd §	553,783
	5.80% November 15, 2016
		$7,224,021

Leisure & Entertainment — 0.16%
250,000	Hasbro Inc	273,211
	6.13% May 15, 2014
500,000	Mattel Inc	488,219
	4.35% October 1, 2020
		$761,430

Machinery — 0.17%
500,000	Caterpillar Inc	569,374
	5.70% August 15, 2016
250,000	Pall Corp	254,408
	5.00% June 15, 2020
		$823,782

Medical Products — 0.22%
500,000	Baxter International Inc	520,846
	4.50% August 15, 2019
500,000	Beckman Coulter Inc	546,107
	6.00% June 1, 2015
		$1,066,953

Miscellaneous — 0.20%
500,000	Brambles USA Inc §	501,765
	5.35% April 1, 2020
500,000	Dun & Bradstreet Corp	490,131
	2.88% November 15, 2015
		$991,896

Office Equipment & Supplies — 0.11%
500,000	Xerox Corp	538,555
	5.65% May 15, 2013
		$538,555

Oil & Gas — 2.01%
500,000	Cenovus Energy Inc	536,891
	4.50% September 15, 2014
500,000	ConocoPhillips	534,897
	5.90% October 15, 2032
500,000	EOG Resources Inc	488,161
	2.50% February 1, 2016
500,000	Florida Gas Transmission Co LLC §	524,065
	5.45% July 15, 2020
500,000	Gulfstream Natural Gas System LLC §	582,465
	6.95% June 1, 2016
500,000	Hess Corp	566,475
	7.00% February 15, 2014
250,000	Husky Energy Inc	276,897
	5.90% June 15, 2014
738,281	Kern River Funding Corp §	796,480
	4.89% April 30, 2018
500,000	Motiva Enterprises LLC §	546,624
	5.75% January 15, 2020
500,000	Northwest Pipeline GP	591,908
	7.13% December 1, 2025
500,000	Panhandle Eastern Pipeline Co LP	554,445
	6.20% November 1, 2017
500,000	Petrobras International Finance Co	515,817
	5.75% January 20, 2020
500,000	Shell International Finance BV	516,149
	3.25% September 22, 2015
250,000	Sunoco Logistics Partners Operations LP	283,448
	8.75% February 15, 2014
500,000	Talisman Energy Inc	465,039
	3.75% February 1, 2021
500,000	Valero Energy Corp	552,855
	6.13% June 15, 2017
500,000	Valero Energy Corp	550,761
	7.50% April 15, 2032
750,000	Weatherford International Ltd	955,183
	9.63% March 1, 2019
		$9,838,560

Other Asset-Backed — 0.93%
500,000	ACE Securities Corp §	358,229
	Series 2007-D1 Class A2
	6.34% February 25, 2038
1,000,000	AESOP Funding II LLC §	996,639
	Series 2010-5A Class A
	3.15% March 20, 2017
750,000	Citibank Credit Card Issuance Trust	818,451
	Series 2009-A4 Class A4
	4.90% June 23, 2016
881,137	Citicorp Residential Mortgage Trust	874,108
	Series 2006-1 Class A6
	5.84% July 25, 2036

580,012	Countrywide Asset Backed Certificates	416,158
	Series 2006-S8 Class A6
	5.51% April 25, 2036
406,377	Residential Funding Mortgage Securities II Inc	382,933
	Series 2006-HI2 Class A3
	5.79% February 25, 2036
800,000	Residential Funding Mortgage Securities II Inc	681,750
	Series 2006-HI5 Class A3
	5.50% August 25, 2025
		$4,528,268

Paper & Forest Products — 0.11%
500,000	International Paper Co †	538,832
	5.30% April 1, 2015
		$538,832

Personal Loans — 0.56%
500,000	American Express Co	568,720
	7.25% May 20, 2014
500,000	American Honda Finance Corp §	557,889
	6.70% October 1, 2013
500,000	HSBC Finance Corp	549,238
	5.50% January 19, 2016
500,000	HSBC Finance Corp	535,779
	5.00% June 30, 2015
500,000	Toyota Motor Credit Corp	508,304
	3.20% June 17, 2015
		$2,719,930
Pharmaceuticals — 0.33%
500,000	Abbott Laboratories	501,682
	4.13% May 27, 2020
500,000	Novartis Capital Corp	517,207
	4.40% April 24, 2020
500,000	Schering-Plough Corp	576,812
	6.00% September 15, 2017
		$1,595,701

Railroads — 0.80%
1,050,899	Burlington Northern and Santa Fe Railway Co 2005-4 Pass Through Trust	1,108,698
	4.97% April 1, 2023
500,000	Burlington Northern Santa Fe LLC	568,976
	7.00% February 1, 2014
500,000	CSX Corp	551,656
	5.60% May 1, 2017
500,000	Norfolk Southern Corp	567,360
	5.90% June 15, 2019
500,000	Union Pacific Corp	576,706
	6.63% February 1, 2029
474,679	Union Pacific Railroad Co 2007-3 Pass Through Trust	537,240
	6.18% January 2, 2031
		$3,910,636

Real Estate — 0.28%
500,000	Duke Realty LP	557,330
	6.75% March 15, 2020
500,000	Simon Property Group LP	525,975
	4.20% February 1, 2015
250,000	Susa Partnership LP	284,924
	7.50% December 1, 2027
		$1,368,229

Retail — 0.20%
430,803	CVS Caremark Corp	443,602
	6.04% December 10, 2028
500,000	Home Depot Inc	552,905
	5.40% March 1, 2016
		$996,507

Specialized Services — 0.92%
500,000	Anglo American Capital PLC §	598,040
	9.38% April 8, 2014
500,000	BP Capital Markets PLC	502,796
	3.13% October 1, 2015
500,000	Computer Sciences Corp	543,300
	6.50% March 15, 2018
500,000	Equifax Inc	528,221
	4.45% December 1, 2014
250,000	Fiserv Inc	245,203
	4.63% October 1, 2020
250,000	Fiserv Inc	248,807
	3.13% October 1, 2015
500,000	International Business Machines Corp	562,955
	6.50% October 15, 2013
500,000	Pearson Funding Two PLC §	511,109
	4.00% May 17, 2016
500,000	Teco Finance Inc	509,408
	4.00% March 15, 2016
250,000	Vale Overseas Ltd	243,848
	4.63% September 15, 2020
		$4,493,687

Supranationals — 0.53%
500,000	European Investment Bank	560,916
	5.13% September 13, 2016
1,000,000	Inter-American Development Bank	1,015,941
	1.75% October 22, 2012
1,000,000	International Bank for Reconstruction & Development	1,017,515
	1.75% July 15, 2013
		$2,594,372

Telephone & Telecommunications — 1.25%
500,000	ALLTEL Corp	585,468
	7.00% March 15, 2016

500,000	America Movil SAB de CV	515,547
	5.00% March 30, 2020
500,000	AT&T Inc	548,937
	5.60% May 15, 2018
500,000	Cellco Partnership	570,707
	7.38% November 15, 2013
750,000	Crown Castle Towers LLC §	812,890
	6.11% January 15, 2020
500,000	Deutsche Telekom International Finance BV	655,548
	8.25% June 15, 2030
500,000	Rogers Communications Inc	584,517
	6.80% August 15, 2018
634,000	Southwestern Bell Telephone LP	731,987
	7.00% July 1, 2015
500,000	Telecom Italia Capital SA	536,848
	6.18% June 18, 2014
500,000	Vodafone Group PLC	552,457
	5.63% February 27, 2017
		$6,094,906

Transportation — 0.34%
473,279	Federal Express Corp 1998 Pass Through Trust	525,339
	6.85% January 15, 2019
975,134	Federal Express Corp 1998 Pass Through Trust	1,116,529
	6.72% January 15, 2022
		$1,641,868

U.S. Governments — 31.32%
1,000,000	United States of America T-Note	1,128,750
	4.88% August 15, 2016
1,700,000	United States of America T-Note	1,905,595
	4.75% August 15, 2017
4,700,000	United States of America T-Note	5,158,617
	4.25% August 15, 2015
4,500,000	United States of America T-Note	4,740,115
	4.38% August 15, 2012
500,000	United States of America T-Note	553,242
	4.75% May 15, 2014
1,650,000	United States of America T-Note	1,688,285
	2.00% November 30, 2013
2,100,000	United States of America T-Note	2,130,187
	1.75% March 31, 2014
2,000,000	United States of America T-Note	2,126,562
	3.88% May 15, 2018
4,200,000	United States of America T-Note	4,418,039
	3.88% October 31, 2012
3,400,000	United States of America T-Note	3,539,454
	3.50% February 15, 2018
750,000	United States of America T-Bond	717,304
	4.25% November 15, 2040
300,000	United States of America T-Bond	414,000
	7.50% November 15, 2024

1,150,000	United States of America T-Bond	1,455,829
	6.38% August 15, 2027
1,150,000	United States of America T-Bond	1,535,969
	7.25% August 15, 2022
1,350,000	United States of America T-Note	1,678,219
	7.25% May 15, 2016
1,750,000	United States of America T-Note	2,452,188
	8.13% May 15, 2021
1,000,000	United States of America T-Bond	978,281
	4.38% November 15, 2039
2,375,000	United States of America T-Bond	2,321,942
	4.38% May 15, 2040
1,750,000	United States of America T-Bond	1,831,758
	4.75% February 15, 2037
850,000	United States of America T-Bond	956,914
	5.25% November 15, 2028
950,000	United States of America T-Bond	1,086,414
	5.38% February 15, 2031
1,500,000	United States of America T-Note	1,516,699
	1.38% May 15, 2012
2,000,000	United States of America T-Note	1,995,000
	0.38% September 30, 2012
2,750,000	United States of America T-Note	2,659,550
	1.25% September 30, 2015
2,400,000	United States of America T-Note	2,251,500
	2.63% August 15, 2020
2,000,000	United States of America T-Note	1,978,750
	2.50% June 30, 2017
1,000,000	United States of America T-Note	980,000
	2.38% July 31, 2017
1,500,000	United States of America T-Note	1,497,305
	0.63% January 31, 2013
1,900,000	United States of America T-Note †	1,927,016
	3.63% February 15, 2021
1,500,000	United States of America T-Note	1,452,539
	1.38% November 30, 2015
500,000	United States of America T-Note	466,563
	2.63% November 15, 2020
500,000	United States of America T-Note	472,227
	1.88% October 31, 2017
1,775,000	United States of America T-Note	1,784,013
	2.75% May 31, 2017
2,000,000	United States of America T-Note	2,058,750
	2.38% August 31, 2014
500,000	United States of America T-Note	513,945
	2.38% October 31, 2014
1,000,000	United States of America T-Note	1,045,234
	3.25% July 31, 2016
750,000	United States of America T-Note	785,391
	3.25% May 31, 2016
1,500,000	United States of America T-Note	1,569,375
	3.25% June 30, 2016

1,000,000	United States of America T-Note	1,028,520
	2.50% March 31, 2015
2,375,000	United States of America T-Note	2,407,110
	3.50% May 15, 2020
3,500,000	United States of America T-Note	3,541,426
	1.38% February 15, 2013
2,000,000	United States of America T-Note	2,028,282
	2.75% November 30, 2016
4,500,000	United States of America T-Note	4,658,904
	2.63% December 31, 2014
1,000,000	United States of America T-Note	997,539
	0.63% February 28, 2013
6,600,000	United States of America T-Note	6,965,059
	4.88% June 30, 2012
3,000,000	United States of America T-Note	3,152,460
	4.13% August 31, 2012
2,100,000	United States of America T-Note	2,329,851
	4.50% November 15, 2015
3,200,000	United States of America T-Note	3,457,750
	4.00% February 15, 2014
2,400,000	United States of America T-Note	2,606,626
	4.00% February 15, 2015
2,100,000	United States of America T-Note	2,132,976
	1.75% January 31, 2014
500,000	United States of America T-Note	508,633
	1.88% April 30, 2014
1,600,000	United States of America T-Note	1,682,499
	3.13% August 31, 2013
1,750,000	United States of America T-Note	1,840,645
	3.63% December 31, 2012
1,000,000	United States of America T-Note	1,034,375
	2.50% March 31, 2013
500,000	United States of America T-Bond	519,688
	4.75% February 15, 2041
600,000	United States of America T-Bond	789,750
	6.88% August 15, 2025
900,000	United States of America T-Bond	1,111,781
	6.13% November 15, 2027
1,800,000	United States of America T-Bond	2,235,375
	6.25% August 15, 2023
1,550,000	United States of America T-Note	2,188,044
	8.50% February 15, 2020
650,000	United States of America T-Note	907,765
	8.00% November 15, 2021
500,000	United States of America T-Bond	509,844
	4.63% February 15, 2040
1,250,000	United States of America T-Bond	1,118,555
	3.88% August 15, 2040
750,000	United States of America T-Bond	752,227
	4.50% May 15, 2038
1,300,000	United States of America T-Bond	1,638,406
	6.25% May 15, 2030

1,900,000	United States of America T-Bond	1,918,407
	4.50% February 15, 2036
2,250,000	United States of America T-Note	2,249,824
	3.13% May 15, 2019
3,125,000	United States of America T-Note	3,105,225
	0.75% September 15, 2013
1,000,000	United States of America T-Note	945,938
	1.88% September 30, 2017
1,750,000	United States of America T-Note	1,659,355
	1.88% August 31, 2017
2,500,000	United States of America T-Note	2,503,900
	1.00% July 15, 2013
2,500,000	United States of America T-Note	2,506,450
	0.63% June 30, 2012
1,000,000	United States of America T-Note	995,391
	2.75% December 31, 2017
1,250,000	United States of America T-Note	1,232,520
	2.63% January 31, 2018
1,125,000	United States of America T-Note	1,123,110
	0.38% August 31, 2012
1,000,000	United States of America T-Note	986,328
	0.50% October 15, 2013
1,000,000	United States of America T-Note	996,680
	0.38% October 31, 2012
1,000,000	United States of America T-Note	1,004,920
	1.13% June 15, 2013
500,000	United States of America T-Note	506,113
	1.38% September 15, 2012
2,000,000	United States of America T-Note	2,070,468
	3.13% October 31, 2016
1,000,000	United States of America T-Note	1,033,750
	3.63% August 15, 2019
2,000,000	United States of America T-Note	2,035,390
	1.88% June 15, 2012
1,500,000	United States of America T-Note	1,558,125
	2.63% July 31, 2014
500,000	United States of America T-Note	509,455
	1.75% April 15, 2013
750,000	United States of America T-Note	758,205
	2.13% May 31, 2015
1,250,000	United States of America T-Note	1,283,985
	3.63% February 15, 2020
1,000,000	United States of America T-Note	1,039,297
	3.25% December 31, 2016
1,000,000	United States of America T-Note	1,011,836
	1.38% January 15, 2013
		$152,950,283

U.S. Municipal — 0.31%
500,000	Indianapolis Local Public Improvement Bond Bank	504,525
	6.00% January 15, 2040

1,000,000	New York State Dormitory Authority	989,090
	4.55% February 15, 2021
		$1,493,615

Utilities — 0.48%
500,000	Atmos Energy Corp	624,587
	8.50% March 15, 2019
500,000	Consolidated Edison Co of New York Inc	555,790
	5.30% December 1, 2016
500,000	EQT Corp	596,007
	8.13% June 1, 2019
500,000	Kansas Gas & Electric Co §	567,171
	6.70% June 15, 2019
		$2,343,555

TOTAL BONDS — 97.54% (Cost $465,316,559)		$476,359,664

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

Repurchase Agreements

8,600,000	Undivided interest of 56.03% in a repurchase agreement (Principal Amount/Value $15,350,000 with a maturity value of $15,350,051) with Credit Suisse, 0.12%, dated 3/31/11, to be repurchased at $8,600,029 on 4/1/11, collateralized by U.S. Treasury, 0.63% - 0.75%, 11/30/11 - 2/28/13, with a value of $15,659,458.	8,600,000

1,000,000	Undivided interest of 3.85% in a repurchase agreement (Principal Amount/Value $26,000,000 with a maturity value of $26,001,520) with UBS Securities LLC, 0.12%, dated 3/25/11, to be repurchased at $1,000,063 on 4/13/11, collateralized by FNMA, 4.00% - 4.50%, 11/1/40 - 4/1/41, with a value of $26,520,001.	1,000,000

TOTAL SHORT-TERM INVESTMENTS — 1.97% (Cost $9,600,000)		$9,600,000

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

1,194,911	Undivided interest of 4.69% in a repurchase agreement (Principal Amount/Value $25,469,000 with a maturity value of $25,469,092) with Household Bank Securities Inc, 0.13%, dated 3/31/11, to be repurchased at $1,194,911 on 4/1/11, collateralized by various U.S. Government or agency securities, 0.00% - 4.13%, 1/12/12 - 10/3/22, with a value of $25,978,645.	1,194,911

1,022,924	Undivided interest of 4.01% in a repurchase agreement (Principal Amount/Value $25,522,000 with a maturity value of $25,522,106) with BNP Paribas Securities Corp, 0.15%, dated 3/31/11, to be repurchased at $1,022,924 on 4/1/11, collateralized by various U.S. Government or agency securities, 0.00% - 6.21%, 4/6/11 - 6/5/36, with a value of $26,032,492.	1,022,924

1,610,881	Undivided interest of 6.05% in a repurchase agreement (Principal Amount/Value $26,649,000 with a maturity value of $26,649,089) with Credit Suisse Inc, 0.12%, dated 3/31/11, to be repurchased at $1,610,881 on 4/1/11, collateralized by U.S. Treasury, 1.25% - 3.63%, 4/15/11 - 1/15/29, with a value of $27,182,003.	1,610,881

1,199,911	Undivided interest of 4.76% in a repurchase agreement (Principal Amount/Value $25,203,000 with a maturity value of $25,203,105) with Merrill Lynch, Pierce, Fenner & Smith, 0.15%, dated 3/31/11, to be repurchased at $1,199,911 on 4/1/11, collateralized by Ginnie Mae, 2.63% - 9.50%, 5/15/11 - 5/15/52, with a value of $25,707,060.	1,199,911

1,177,913	Undivided interest of 4.49% in a repurchase agreement (Principal Amount/Value $26,233,000 with a maturity value of $26,233,087) with Barclays Capital Inc, 0.12%, dated 3/31/11, to be repurchased at $1,177,913 on 4/1/11, collateralized by U.S. Treasury, 2.50% - 3.00%, 7/15/12 - 7/15/16, with a value of $26,757,662.	1,177,913

TOTAL SECURITIES LENDING COLLATERAL — 1.27% (Cost $6,206,540)		$6,206,540

TOTAL INVESTMENTS — 100.78% (Cost $481,123,099)		$492,166,204

OTHER ASSETS & LIABILITIES — (0.78%)		$(3,797,914)

TOTAL NET ASSETS — 100%		$488,368,290

Legend

†	A portion or all of the security is on loan at March 31, 2011.
‡	Interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2011.
§	Securities are registered pursuant to Rule 144A and may be deemed restricted for resale.
#	Illiquid security.

Management determines the Portfolio’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total net assets. These industry classifications are unaudited.

See notes following Schedule of Investments.

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO

NOTES TO SCHEDULE OF INVESTMENTS

MARCH 31, 2011

UNAUDITED

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty portfolios. Interests in the Maxim Bond Index Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the debt securities that comprise the Barclays Capital Aggregate Bond Index. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are series of the fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Fixed Income:
Corporate Bonds and Notes; Government and Government Agency Bonds and Notes (Domestic and Foreign)	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Commercial Mortgage Backed; Residential Mortgage Backed; Asset Backed Obligations	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include new issue data, monthly payment information, collateral performance, and third party real estate analysis.

Municipal Bonds	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields and material event notices.

Short-term Investments:	Amortized cost.

Securities Lending Collateral:	Matures next day and therefore priced at par.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of March 31, 2011, 100% of the Portfolio’s investments are valued using Level 2 inputs. At no point during the period did the Portfolio hold securities valued with Level 3 inputs. A breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the period.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities.

The Portfolio invests in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

Restricted and Illiquid Securities

The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at March 31, 2011 were $15,710,830, $16,077,126, and 3.29%, respectively.

The Portfolio may own certain investment securities that have been deemed illiquid because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term. Aggregate cost, fair value and percent of net assets of these illiquid securities held at March 31, 2011 were $1,466,277, $1,505,471 and 0.31%, respectively.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment advisor has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios in Maxim Series Fund, Inc., may invest in repurchase agreement transactions that are jointly collateralized by various U.S. Treasury or Agency obligations.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Interest income, including amortization of discounts and premiums, is recorded daily.

Financing Transactions

To earn additional income, the Portfolio may employ a trading strategy known as mortgage dollar rolls, which involves the sale by the Portfolio of mortgage securities with a simultaneous agreement to repurchase similar securities at a future date at an agreed-upon price. Proceeds of the sale are reinvested in other securities and may enhance the Portfolio’s current yield and total return. The difference between the sales price and the future repurchase price is recorded as an adjustment to interest income. During the period between the sale and repurchase, the Portfolio will not be entitled to receive interest and principal payments on the securities sold. Losses may arise from changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty to whom the Portfolio sells the security files for bankruptcy or becomes insolvent, the Portfolio’s right to repurchase the security may be restricted. At March 31, 2011, there were no mortgage dollar rolls held.

Federal Income Taxes

The Portfolio complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and distributes substantially all of its net taxable income and net capital gains each year. The Portfolio is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

The Portfolio is not subject to examination by U.S. federal tax authorities for tax years before 2007, or state tax authorities for tax years before 2006.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), net capital losses recognized after December 31, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

2.	UNREALIZED APPRECIATION (DEPRECIATION)

At March 31, 2011, the U.S. Federal income tax cost basis was $480,420,073. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $14,811,040 and gross depreciation of securities in which there was an excess of tax cost over value of $3,064,908 resulting in net appreciation of $11,746,132.

3.	SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested in securities approved by the Board of Directors. As of March 31, 2011 the Portfolio had securities on loan valued at $6,068,760 and received collateral of $6,206,540 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The Portfolio also continues to receive interest or dividends on the securities loaned. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2011

UNAUDITED

BONDS

Par Value ($)		Value ($)

Aerospace & Defense — 0.47%
50,000	Alliant Techsystems Inc	51,313
	6.75% April 1, 2016
150,000	Embraer Overseas Ltd	161,625
	6.38% January 24, 2017
100,000	Embraer Overseas Ltd	107,500
	6.38% January 15, 2020
500,000	Goodrich Corp	467,594
	3.60% February 1, 2021
300,000	Lockheed Martin Corp	317,328
	4.12% March 14, 2013
175,000	TransDigm Inc *	187,906
	7.75% December 15, 2018
		$1,293,266

Agency — 1.61%
2,500,000	Federal Home Loan Bank	2,803,922
	5.00% November 17, 2017
1,500,000	Freddie Mac	1,609,707
	4.13% September 27, 2013
		$4,413,629

Agency - Pass Through — 16.13%
6,198	Fannie Mae	6,956
	6.50% April 1, 2037
1,221,987	Fannie Mae	1,334,808
	6.00% February 1, 2037
907,319	Fannie Mae	988,536
	6.00% March 1, 2037
521,616	Fannie Mae	552,328
	4.50% June 1, 2018
570,168	Fannie Mae	611,474
	5.50% March 1, 2036
484,713	Fannie Mae	529,464
	6.00% February 1, 2036
323,081	Fannie Mae	345,921
	5.00% February 1, 2018
148,298	Fannie Mae	152,149
	4.50% August 1, 2035
363,666	Fannie Mae	408,890
	6.50% June 1, 2036

766,438	Fannie Mae †	809,984
	5.42% March 1, 2047
7,066,738	Fannie Mae	7,201,643
	4.50% July 1, 2039
377,254	Fannie Mae	423,343
	6.50% August 1, 2037
765,433	Fannie Mae	833,949
	6.00% August 1, 2037
157,665	Freddie Mac	172,024
	6.00% March 1, 2036
172,056	Freddie Mac	183,010
	5.00% March 1, 2022
37,974	Freddie Mac	39,955
	4.50% July 1, 2021
1,009,719	Freddie Mac	1,081,170
	5.50% August 1, 2036
252,097	Freddie Mac	274,347
	6.00% August 1, 2037
280,815	Freddie Mac	320,472
	7.00% August 1, 2037
242,269	Freddie Mac	247,992
	4.50% March 1, 2036
340,665	Freddie Mac	348,712
	4.50% May 1, 2035
2,938,460	Freddie Mac	3,076,282
	5.00% April 1, 2037
358,432	Freddie Mac †	383,342
	5.90% July 1, 2036
351,839	Freddie Mac	382,109
	5.50% February 1, 2018
120,788	Freddie Mac	131,357
	6.00% May 1, 2021
114,342	Freddie Mac	125,792
	6.00% November 1, 2033
4,961,177	Freddie Mac	4,878,370
	4.00% December 1, 2040
2,743,869	Freddie Mac	2,793,248
	4.50% March 1, 2039
140,221	Freddie Mac	153,254
	6.00% April 1, 2035
1,477,027	Freddie Mac	1,583,392
	5.50% August 1, 2035
323,915	Freddie Mac	331,566
	4.50% November 1, 2035
1,232,697	Freddie Mac †	1,302,427
	2.95% May 1, 2037
3,808,532	Freddie Mac	4,066,133
	5.50% May 1, 2038
94,578	Freddie Mac	106,473
	6.50% February 1, 2036
428,019	Freddie Mac	458,307
	5.50% June 1, 2036
74,880	Freddie Mac	78,668
	4.50% April 1, 2021

239,167	Freddie Mac	249,668
	4.00% December 1, 2020
7,005,717	Freddie Mac	7,323,357
	5.00% September 1, 2040
		$44,290,872

Agriculture — 0.03%
75,000	Darling International Inc *	81,562
	8.50% December 15, 2018
		$81,562

Auto Parts & Equipment — 0.43%
75,000	Affinia Group Holdings Inc *	77,250
	9.00% November 30, 2014
48,000	Affinia Group Inc *	54,540
	10.75% August 15, 2016
50,000	American Axle & Manufacturing Holdings Inc *	55,500
	9.25% January 15, 2017
75,000	Cooper-Standard Automotive Inc	80,625
	8.50% May 1, 2018
50,000	Dana Holding Corp	50,000
	6.75% February 15, 2021
100,000	Exide Technologies *	106,750
	8.63% February 1, 2018
250,000	Johnson Controls Inc	262,548
	5.00% March 30, 2020
50,000	Lear Corp	54,375
	7.88% March 15, 2018
75,000	Meritor Inc	84,375
	10.63% March 15, 2018
75,000	Stoneridge Inc *	82,875
	9.50% October 15, 2017
50,000	Tenneco Inc ‡	51,750
	6.88% December 15, 2020
75,000	Tower Automotive Holdings USA LLC * ‡	83,625
	10.63% September 1, 2017
50,000	TRW Automotive Inc *	56,000
	8.88% December 1, 2017
75,000	Uncle Acquisition 2010 Corp *	78,750
	8.63% February 15, 2019
		$1,178,963

Automobiles — 0.14%
150,000	Daimler Finance NA LLC * †	150,046
	0.92% March 28, 2014
185,000	DaimlerChrysler NA Holding Corp	206,603
	6.50% November 15, 2013
100,000	Motors Liquidation Co § @	28,000
	7.40% September 1, 2025
		$384,649

Banks — 0.97%
80,000	Associated Banc-Corp	80,303
	5.13% March 28, 2016
325,000	City National Corp	321,491
	5.25% September 15, 2020
250,000	Discover Bank	299,516
	8.70% November 18, 2019
250,000	Fifth Third Bancorp	249,780
	3.63% January 25, 2016
250,000	PNC Funding Corp	271,175
	5.63% February 1, 2017
250,000	PNC Funding Corp	263,143
	5.13% February 8, 2020
90,000	SunTrust Banks Inc	89,463
	3.60% April 15, 2016
250,000	US Bank NA	272,060
	4.95% October 30, 2014
500,000	Wachovia Corp	550,823
	5.75% February 1, 2018
250,000	Wells Fargo Bank NA	257,018
	5.95% August 26, 2036
		$2,654,772

Biotechnology — 0.46%
250,000	Bio-Rad Laboratories Inc	245,938
	4.88% December 15, 2020
200,000	Genentech Inc	217,548
	4.75% July 15, 2015
500,000	Gilead Sciences Inc	494,058
	4.50% April 1, 2021
250,000	Life Technologies Corp	256,788
	3.38% March 1, 2013
50,000	STHI Holding Corp *	51,750
	8.00% March 15, 2018
		$1,266,082

Broadcast/Media — 2.20%
100,000	CCO Holdings LLC	106,250
	7.88% April 30, 2018
50,000	CCO Holdings LLC	51,250
	7.00% January 15, 2019
50,000	Cequel Communications Holdings I LLC *	52,125
	8.63% November 15, 2017
100,000	Cinemark USA Inc	109,250
	8.63% June 15, 2019
50,000	Citadel Broadcasting Corp *	54,187
	7.75% December 15, 2018
50,000	Clear Channel Communications Inc *	49,875
	9.00% March 1, 2021
100,000	Clear Channel Worldwide Holdings Inc	109,625
	9.25% December 15, 2017
250,000	Cox Communications Inc	271,392
	7.13% October 1, 2012

350,000	Cox Communications Inc	386,289
	5.45% December 15, 2014
500,000	DIRECTV Holdings LLC	501,760
	5.00% March 1, 2021
250,000	Discovery Communications LLC	260,401
	5.05% June 1, 2020
50,000	Entravision Communications Corp	53,250
	8.75% August 1, 2017
150,000	Grupo Televisa SA	158,929
	6.63% January 15, 2040
250,000	Grupo Televisa SA	274,601
	6.63% March 18, 2025
500,000	Historic TW Inc	574,769
	6.88% June 15, 2018
50,000	Insight Communications Co Inc *	55,500
	9.38% July 15, 2018
100,000	Lamar Media Corp	102,000
	6.63% August 15, 2015
50,000	Lamar Media Corp	53,625
	7.88% April 15, 2018
100,000	MDC Partners Inc *	112,000
	11.00% November 1, 2016
250,000	NBCUniversal Media LLC *	239,567
	5.95% April 1, 2041
100,000	NET Servicos de Comunicacao SA	114,500
	7.50% January 27, 2020
74,998	Nexstar Broadcasting Inc	73,007
	7.00% January 15, 2014
50,000	Nexstar Broadcasting Inc	54,125
	8.88% April 15, 2017
100,000	Regal Cinemas Corp	107,375
	8.63% July 15, 2019
50,000	Sirius XM Radio Inc * ‡	56,250
	8.75% April 1, 2015
200,000	Time Warner Cable Inc	218,740
	5.85% May 1, 2017
250,000	Time Warner Cable Inc	261,393
	6.75% June 15, 2039
500,000	Time Warner Cable Inc	623,367
	8.75% February 14, 2019
250,000	Time Warner Inc	244,698
	6.10% July 15, 2040
100,000	Viacom Inc	98,453
	3.50% April 1, 2017
175,000	Visant Corp	189,000
	10.00% October 1, 2017
350,000	Walt Disney Co	355,473
	5.70% July 15, 2011
75,000	XM Satellite Radio Inc *	79,125
	7.63% November 1, 2018
		$6,052,151

Building Materials — 0.23%
50,000	Associated Materials LLC *	53,500
	9.13% November 1, 2017
50,000	Building Materials Corp of America *	52,000
	7.50% March 15, 2020
300,000	Masco Corp	310,462
	7.13% March 15, 2020
75,222	Nortek Inc	79,547
	11.00% December 1, 2013
50,000	Nortek Inc *	53,875
	10.00% December 1, 2018
75,000	Ply Gem Industries Inc *	77,063
	8.25% February 15, 2018
		$626,447

Chemicals — 1.23%
384,000	Albemarle Corp	409,784
	5.10% February 1, 2015
500,000	Dow Chemical Co	632,022
	8.55% May 15, 2019
145,000	EI du Pont de Nemours & Co	154,953
	5.00% January 15, 2013
100,000	Ferro Corp	106,000
	7.88% August 15, 2018
150,000	Hexion US Finance Corp	158,625
	8.88% February 1, 2018
50,000	Hexion US Financial Corp *	51,844
	9.00% November 15, 2020
75,000	Huntsman International LLC	73,687
	5.50% June 30, 2016
50,000	Huntsman International LLC *	54,500
	8.63% March 15, 2021
50,000	Huntsman International LLC ‡	54,500
	8.63% March 15, 2020
250,000	Incitec Pivot Finance LLC *	261,957
	6.00% December 10, 2019
75,000	Koppers Inc	81,375
	7.88% December 1, 2019
100,000	Momentive Performance Materials Inc *	103,375
	9.00% January 15, 2021
50,000	Nalco Co	54,625
	8.25% May 15, 2017
50,000	Nalco Co *	51,438
	6.63% January 15, 2019
50,000	Omnova Solutions Inc *	50,625
	7.88% November 1, 2018
100,000	OXEA Finance & Cy SCA *	109,000
	9.50% July 15, 2017
250,000	Praxair Inc	270,558
	4.63% March 30, 2015
200,000	Rohm & Haas Co	220,803
	6.00% September 15, 2017
225,000	RPM International Inc	239,608
	6.50% February 15, 2018

50,000	Scotts Miracle-Gro Co *	51,313
	6.63% December 15, 2020
125,000	Solutia Inc	137,500
	8.75% November 1, 2017
50,000	Vertellus Specialties Inc *	53,500
	9.38% October 1, 2015
		$3,381,592

Commercial Mortgage Backed — 7.56%
500,000	Banc of America Commercial Mortgage Inc †	540,375
	Series 2007-4 Class A4
	5.74% July 10, 2017
1,882,115	Banc of America Commercial Mortgage Inc	1,911,498
	Series 2007-1 Class A2
	5.38% January 15, 2049
2,700,000	Citigroup/Deustche Bank Commercial Mortgage Trust †	2,921,121
	Series 2007-CD5 Class A4
	5.89% August 15, 2017
1,900,000	Citigroup/Deustche Bank Commercial Mortgage Trust	1,935,695
	Series 2007-CD4 Class A3
	5.29% December 11, 2049
2,729,851	Commercial Mortgage Pass Through Certificates *	2,721,764
	Series 2010-C1 Class A1
	3.16% July 10, 2046
1,375,000	Commercial Mortgage Pass Through Certificates *	1,342,643
	Series 2010-C1 Class A3
	4.21% July 10, 2046
205,186	Credit Suisse First Boston Mortgage Securities Corp †	210,321
	Series 2005-C6 Class A2FX
	5.21% December 15, 2040
1,200,000	Credit Suisse Mortgage Capital Certificates	1,247,035
	Series 2006-C4 Class AAB
	5.44% September 15, 2039
295,158	JP Morgan Chase Commercial Mortgage Securities Corp *	302,023
	Series 2010-C1 Class A1
	3.85% June 15, 2043
700,000	JP Morgan Chase Commercial Mortgage Securities Corp *	672,950
	Series 2010-C2 Class A3
	4.07% November 15, 2043
1,100,000	JP Morgan Chase Commercial Mortgage Securities Corp	1,164,870
	Series 2007-C1 Class A4
	5.72% February 15, 2051
750,000	LB-UBS Commercial Mortgage Trust †	826,351
	Series 2008-C1 Class A2
	6.09% April 15, 2041
200,000	Merrill Lynch Mortgage Trust †	204,887
	Series 2008-C1 Class AM
	6.27% February 12, 2051
200,000	Merrill Lynch Mortgage Trust	206,459
	Series 2008-C1 Class A2
	5.43% February 12, 2051

1,000,000	ML-CFC Commercial Mortgage Trust †	1,047,352
	Series 2007-6 Class A4
	5.49% March 12, 2051
250,000	Morgan Stanley Capital I * †	254,422
	Series 2011-C1 Class B
	5.24% January 15, 2021
440,000	Morgan Stanley Capital I	464,259
	Series 2006-IQ12 Class A4
	5.33% December 15, 2043
750,000	Morgan Stanley Capital I †	798,953
	Series 2007-IQ15 Class A4
	5.88% June 11, 2049
2,000,000	Wells Fargo Commercial Mortgage Trust *	1,981,031
	Series 2010-C1 Class A2
	4.39% November 15, 2043
		$20,754,009

Communications - Equipment — 0.24%
100,000	Cisco Systems Inc	112,282
	5.50% February 22, 2016
400,000	Harris Corp	443,805
	5.95% December 1, 2017
100,000	Juniper Networks Inc	98,751
	5.95% March 15, 2041
		$654,838

Computer Hardware & Systems — 0.72%
100,000	Activant Solutions Inc	103,000
	9.50% May 1, 2016
175,000	CDW Escrow Corp *	175,219
	8.50% April 1, 2019
500,000	Dell Inc	564,476
	7.10% April 15, 2028
150,000	Hewlett-Packard Co	168,014
	6.13% March 1, 2014
250,000	Hewlett-Packard Co	245,153
	2.13% September 13, 2015
200,000	Hewlett-Packard Co	222,947
	5.40% March 1, 2017
175,000	Hewlett-Packard Co	182,644
	5.25% March 1, 2012
50,000	Seagate HDD Cayman *	51,750
	7.75% December 15, 2018
100,000	Seagate Technology HDD Holdings	104,875
	6.80% October 1, 2016
100,000	Spansion LLC *	101,750
	7.88% November 15, 2017
50,000	Viasystems Inc *	56,500
	12.00% January 15, 2015
		$1,976,328

Computer Software & Services — 0.68%
300,000	Adobe Systems Inc	306,520
	3.25% February 1, 2015
125,000	Allen Systems Group Inc *	126,875
	10.50% November 15, 2016
100,000	BMC Software Inc	113,771
	7.25% June 1, 2018
400,000	Cisco Systems Inc	398,013
	3.15% March 14, 2017
100,000	CompuCom Systems Inc *	108,125
	12.50% October 1, 2015
250,000	Oracle Corp	279,946
	5.75% April 15, 2018
100,000	Oracle Corp	112,155
	6.50% April 15, 2038
100,000	SERENA Software Inc	105,250
	10.38% March 15, 2016
15,000	SS&C Technologies Inc	15,507
	11.75% December 1, 2013
150,000	SSI Investments II	168,000
	11.13% June 1, 2018
125,000	SunGard Data Systems Inc	131,250
	10.25% August 15, 2015
		$1,865,412

Conglomerates — 0.48%
850,000	General Electric Co	905,596
	5.00% February 1, 2013
360,000	Koninklijke Philips Electronics NV	403,497
	5.75% March 11, 2018
		$1,309,093

Containers — 0.25%
75,000	BWAY Holding Co *	82,500
	10.00% June 15, 2018
50,000	BWAY Parent Co Inc *	51,500
	10.13% November 1, 2015
50,000	Cascades Inc	52,750
	7.88% January 15, 2020
100,000	Graham Packaging Co LP	107,250
	8.25% January 1, 2017
50,000	Graham Packaging Co LP	53,625
	8.25% October 1, 2018
50,000	Graphic Packaging International Inc	53,562
	7.88% October 1, 2018
73,000	Graphic Packaging International Inc	74,643
	9.50% August 15, 2013
50,000	Greif Inc	54,625
	7.75% August 1, 2019
100,000	Packaging Dynamics Corp *	102,250
	8.75% February 1, 2016

50,000	Rock-Tenn Co	55,000
	9.25% March 15, 2016
		$687,705

Distributors — 0.14%
50,000	American Tire Distributors Inc	55,000
	9.75% June 1, 2017
50,000	Interline Brands Inc	51,250
	7.00% November 15, 2018
100,000	SGS International Inc	102,875
	12.00% December 15, 2013
154,218	VWR Funding Inc	163,086
	10.25% July 15, 2015
		$372,211

Electric Companies — 2.44%
250,000	Cleveland Electric Illuminating Co	233,851
	5.95% December 15, 2036
450,000	Commonwealth Edison Co	497,129
	5.80% March 15, 2018
300,000	Duke Energy Indiana Inc	337,075
	6.05% June 15, 2016
300,000	EDF SA *	299,206
	5.60% January 27, 2040
75,000	Edison Mission Energy	60,187
	7.00% May 15, 2017
50,000	Energy Future Intermediate Holding Co LLC	52,984
	10.00% December 1, 2020
500,000	Exelon Generation Co LLC	537,141
	5.35% January 15, 2014
250,000	Exelon Generation Co LLC	229,324
	5.75% October 1, 2041
250,000	FirstEnergy Solutions Corp	259,051
	6.05% August 15, 2021
300,000	FPL Group Capital Inc	321,429
	5.35% June 15, 2013
130,000	Majapahit Holding BV	146,250
	7.75% January 20, 2020
300,000	MidAmerican Energy Co	323,390
	4.65% October 1, 2014
550,000	MidAmerican Energy Holdings Co	567,155
	5.95% May 15, 2037
200,000	Northern States Power Co	218,045
	5.25% March 1, 2018
100,000	Power Sector Assets & Liabilities Management Corp	113,991
	7.39% December 2, 2024
200,000	Power Sector Assets & Liabilities Management Corp	227,810
	7.25% May 27, 2019
125,000	PPL Energy Supply LLC	119,205
	6.00% December 15, 2036
350,000	PSE&G Power LLC	350,600
	7.75% April 15, 2011

500,000	Southwestern Electric Power Co	498,775
	6.20% March 15, 2040
100,000	Texas Competitive Electric Holdings Co LLC ‡	58,500
	10.25% November 1, 2015
200,000	Union Electric Co	219,653
	6.00% April 1, 2018
700,000	Virginia Electric & Power Co	744,473
	5.10% November 30, 2012
300,000	Westar Energy Inc	288,785
	5.88% July 15, 2036
		$6,704,009

Electronic Instruments & Equipment — 0.31%
75,000	Belden Inc	76,781
	7.00% March 15, 2017
90,000	Emerson Electric Co	95,910
	4.88% October 15, 2019
200,000	Emerson Electric Co	206,069
	5.75% November 1, 2011
26,665	FPL Energy National Wind Portfolio LLC *	25,526
	6.13% March 25, 2019
100,000	General Cable Corp	103,125
	7.13% April 1, 2017
120,000	Hubbell Inc	135,222
	5.95% June 1, 2018
185,000	Roper Industries Inc	204,628
	6.63% August 15, 2013
		$847,261

Electronics - Semiconductor — 0.28%
125,000	Advanced Micro Devices Inc	130,000
	8.13% December 15, 2017
75,000	Freescale Semiconductor Inc *	84,188
	10.75% August 1, 2020
100,000	Freescale Semiconductor Inc *	109,500
	9.25% April 15, 2018
300,000	KLA-Tencor Corp	330,862
	6.90% May 1, 2018
100,000	MagnaChip Semiconductor SA	111,750
	10.50% April 15, 2018
		$766,300

Engineering & Construction — 0.08%
200,000	Voto-Votorantim Overseas Trading Operations NV	211,000
	6.63% September 25, 2019
		$211,000

Financial Services — 4.85%
50,000	Ally Financial Inc	54,438
	8.00% March 15, 2020
50,000	Ally Financial Inc	50,000
	4.50% February 11, 2014

225,000	Ally Financial Inc	246,656
	8.30% February 12, 2015
50,000	Ally Financial Inc *	50,938
	6.25% December 1, 2017
100,000	Bank of America Corp	103,841
	4.50% April 1, 2015
1,000,000	Bank of America Corp	1,158,199
	7.63% June 1, 2019
250,000	Bank of America Corp	267,524
	5.38% June 15, 2014
50,000	Bankrate Inc *	56,875
	11.75% July 15, 2015
175,000	BlackRock Inc	200,799
	6.25% September 15, 2017
100,000	BM&FBovespa SA *	102,296
	5.50% July 16, 2020
500,000	Boeing Capital Corp	525,428
	6.50% February 15, 2012
600,000	CIT Group Inc	600,750
	7.00% May 1, 2017
900,000	Citigroup Inc	926,508
	5.38% August 9, 2020
150,000	Citigroup Inc	159,944
	5.13% May 5, 2014
1,000,000	Citigroup Inc	1,098,944
	6.88% March 5, 2038
350,000	CME Group Index Services LLC *	357,914
	4.40% March 15, 2018
325,000	Eaton Vance Corp	368,121
	6.50% October 2, 2017
700,000	ERAC USA Finance LLC *	720,768
	5.25% October 1, 2020
250,000	Franklin Resources Inc	256,913
	4.63% May 20, 2020
100,000	Gazprom Via Gaz Capital SA	123,350
	8.63% April 28, 2034
300,000	General Electric Capital Corp	323,463
	4.88% March 4, 2015
500,000	General Electric Capital Corp	529,009
	5.50% January 8, 2020
500,000	General Electric Capital Corp	557,997
	6.88% January 10, 2039
175,000	Harley-Davidson Financial Services Inc *	174,172
	3.88% March 15, 2016
290,000	HSBC Holdings PLC	291,488
	5.10% April 5, 2021
75,000	Interactive Data Corp *	83,625
	10.25% August 1, 2018
250,000	International Lease Finance Corp *	281,250
	9.00% March 15, 2017
50,000	International Lease Finance Corp	54,812
	8.25% December 15, 2020
250,000	Invesco Ltd	260,492
	5.63% April 17, 2012

50,000	Janus Capital Group Inc	53,890
	6.70% June 15, 2017
500,000	JPMorgan Chase & Co	548,242
	6.00% January 15, 2018
100,000	Moody’s Corp	101,431
	5.50% September 1, 2020
250,000	NASDAQ OMX Group Inc	248,248
	4.00% January 15, 2015
500,000	NASDAQ OMX Group Inc	489,633
	5.55% January 15, 2020
400,000	National Rural Utilities Cooperative Finance Corp ‡	438,206
	5.45% February 1, 2018
500,000	National Rural Utilities Cooperative Finance Corp	682,687
	10.38% November 1, 2018
50,000	Pinnacle Foods Finance LLC	52,250
	8.25% September 1, 2017
50,000	Pinnacle Foods Finance LLC ‡	53,625
	10.63% April 1, 2017
75,000	Pinnacle Foods Finance LLC	78,281
	9.25% April 1, 2015
250,000	State Street Corp	267,801
	4.30% May 30, 2014
250,000	Textron Financial Corp * †	212,500
	6.00% February 15, 2067
100,000	TNK-BP Finance SA *	110,000
	7.25% February 2, 2020
		$13,323,308

Food & Beverages — 1.91%
50,000	B&G Foods Inc	53,875
	7.63% January 15, 2018
500,000	Bacardi Ltd *	575,358
	7.45% April 1, 2014
50,000	Blue Merger Sub Inc *	50,687
	7.63% February 15, 2019
450,000	Bottling Group LLC	507,055
	5.50% April 1, 2016
300,000	Coca-Cola Femsa SAB de CV	303,707
	4.63% February 15, 2020
400,000	Costco Wholesale Corp	417,853
	5.30% March 15, 2012
125,000	Dean Foods Co ‡	119,219
	7.00% June 1, 2016
100,000	Dean Foods Co *	102,625
	9.75% December 15, 2018
220,000	General Mills Inc	246,879
	5.70% February 15, 2017
300,000	Kellogg Co	316,346
	4.25% March 6, 2013
250,000	Kraft Foods Inc	271,394
	5.25% October 1, 2013
250,000	Kraft Foods Inc	267,022
	6.50% February 9, 2040

400,000	Kraft Foods Inc	424,298
	6.25% June 1, 2012
75,000	Kroger Co	84,518
	6.90% April 15, 2038
150,000	Kroger Co	140,779
	5.40% July 15, 2040
225,000	Kroger Co	240,403
	5.00% April 15, 2013
175,000	Michael Foods Inc *	191,188
	9.75% July 15, 2018
250,000	PepsiCo Inc	266,562
	4.65% February 15, 2013
50,000	Smithfield Foods Inc	53,750
	7.75% July 1, 2017
200,000	Sysco Corp	210,992
	4.20% February 12, 2013
50,000	TreeHouse Foods Inc	53,875
	7.75% March 1, 2018
100,000	Wal-Mart Stores Inc	106,365
	4.25% April 15, 2013
225,000	Wal-Mart Stores Inc	247,024
	6.20% April 15, 2038
		$5,251,774

Foreign Banks — 0.23%
100,000	Banco de Credito del Peru *	94,500
	5.38% September 16, 2020
300,000	Santander US Debt SA Unipersonal *	289,973
	3.78% October 7, 2015
250,000	Westpac Banking Corp	257,636
	4.88% November 19, 2019
		$642,109

Foreign Governments — 2.47%
910,666	Government of Argentina	811,859
	8.28% December 31, 2033
100,000	Government of Brazil	102,000
	4.88% January 22, 2021
160,000	Government of Brazil	211,600
	8.25% January 20, 2034
200,000	Government of Brazil	268,700
	11.00% August 17, 2040
200,000	Government of Colombia	236,000
	7.38% January 27, 2017
500,000	Government of Indonesia	534,980
	6.63% February 17, 2037
500,000	Government of Mexico	557,250
	5.95% March 19, 2019
501,000	Government of Mexico	565,128
	6.75% September 27, 2034
100,000	Government of Panama	112,250
	6.70% January 26, 2036

100,000	Government of Panama	116,250
	7.25% March 15, 2015
100,000	Government of Peru	108,250
	6.55% March 14, 2037
100,000	Government of Poland	111,375
	6.38% July 15, 2019
934,200	Government of Russia	1,088,931
	7.50% March 31, 2030
100,000	Government of South Africa	116,125
	6.88% May 27, 2019
100,000	Government of Sri Lanka *	97,250
	6.25% October 4, 2020
100,000	Government of Turkey	105,850
	6.88% March 17, 2036
350,000	Government of Turkey	357,000
	5.63% March 30, 2021
100,000	Government of Turkey	113,250
	7.00% September 26, 2016
150,000	Government of Turkey	172,875
	7.38% February 5, 2025
300,000	Government of Uruguay	358,500
	7.63% March 21, 2036
950,000	Government of Venezuela	646,000
	9.38% January 13, 2034
		$6,791,423

Gold, Metals & Mining — 1.44%
450,000	Alcoa Inc ‡	475,856
	5.55% February 1, 2017
315,000	ArcelorMittal	333,665
	6.13% June 1, 2018
250,000	ArcelorMittal ‡	244,503
	5.25% August 5, 2020
50,000	Atkore International Inc *	53,375
	9.88% January 1, 2018
500,000	Barrick Gold Corp	597,973
	6.95% April 1, 2019
250,000	BHP Billiton Finance USA Ltd	278,144
	5.25% December 15, 2015
500,000	BHP Billiton Finance USA Ltd	535,660
	4.80% April 15, 2013
75,000	Compass Minerals International Inc	81,750
	8.00% June 1, 2019
100,000	CSN Islands XI Corp *	111,000
	6.88% September 21, 2019
250,000	Gold Fields Orogen Holding BVI Ltd *	239,909
	4.88% October 7, 2020
300,000	Newmont Mining Corp	303,277
	5.88% April 1, 2035
100,000	Rio Tinto Finance USA Ltd	115,139
	6.50% July 15, 2018
250,000	Rio Tinto Finance USA Ltd	328,530
	9.00% May 1, 2019

250,000	Southern Copper Corp	251,295
	6.75% April 16, 2040
		$3,950,076

Health Care Related — 0.87%
400,000	Aetna Inc	404,220
	5.75% June 15, 2011
100,000	Bausch & Lomb Inc	107,250
	9.88% November 1, 2015
50,000	CRC Health Corp	50,625
	10.75% February 1, 2016
50,000	HCA Holdings Inc *	52,125
	7.75% May 15, 2021
412,000	HCA Inc	443,930
	9.63% November 15, 2016
50,000	HCA Inc	54,375
	7.88% February 15, 2020
50,000	HCA Inc	55,500
	8.50% April 15, 2019
125,000	Multiplan Inc *	133,750
	9.88% September 1, 2018
75,000	Omnicare Inc	76,875
	6.88% December 15, 2015
50,000	Omnicare Inc	53,000
	7.75% June 1, 2020
200,000	Quest Diagnostics Inc	225,275
	6.40% July 1, 2017
125,000	United Surgical Partners International Inc	132,188
	9.25% May 1, 2017
400,000	UnitedHealth Group Inc	444,896
	6.00% February 15, 2018
150,000	Vanguard Health Holding Co II LLC	153,563
	8.00% February 1, 2018
		$2,387,572

Hotels/Motels — 0.08%
50,000	MGM Resorts International	54,812
	9.00% March 15, 2020
150,000	Wyndham Worldwide Corp	158,946
	6.00% December 1, 2016
		$213,758
Household Goods — 0.44%
50,000	American Standard Americas *	53,375
	10.75% January 15, 2016
75,000	Diversey Holdings Inc	87,094
	10.50% May 15, 2020
75,000	Diversey Inc	80,437
	8.25% November 15, 2019
100,000	Jarden Corp	106,750
	7.50% May 1, 2017
90,000	Libbey Glass Inc	98,100
	10.00% February 15, 2015

125,000	Norcraft Cos LP	133,594
	10.50% December 15, 2015
150,000	Sealy Mattress Co	151,500
	8.25% June 15, 2014
100,000	Simmons Bedding Co *	107,875
	11.25% July 15, 2015
110,770	Spectrum Brands Inc	123,509
	12.00% August 28, 2019
50,000	Spectrum Brands Inc *	55,125
	9.50% June 15, 2018
200,000	Whirlpool Corp	212,569
	5.50% March 1, 2013
		$1,209,928

Independent Power Producer — 0.09%
75,000	Calpine Corp *	77,625
	7.50% February 15, 2021
150,000	NRG Energy Inc	155,250
	7.38% February 1, 2016
		$232,875

Insurance Related — 2.28%
200,000	ACE INA Holdings Inc	219,174
	5.60% May 15, 2015
175,000	ACE INA Holdings Inc	191,868
	5.70% February 15, 2017
300,000	Aflac Inc	362,661
	8.50% May 15, 2019
375,000	Allstate Corp	409,111
	5.00% August 15, 2014
500,000	AXA SA	591,442
	8.60% December 15, 2030
300,000	Berkshire Hathaway Finance Corp	327,303
	4.85% January 15, 2015
210,000	Chubb Corp	233,128
	5.75% May 15, 2018
500,000	CNA Financial Corp	516,255
	5.88% August 15, 2020
50,000	Holly Energy Partners LP *	53,250
	8.25% March 15, 2018
100,000	Horace Mann Educators Corp	107,505
	6.85% April 15, 2016
250,000	Lincoln National Corp	285,358
	7.00% June 15, 2040
500,000	Massachusetts Mutual Life Insurance Co *	683,780
	8.88% June 1, 2039
500,000	MetLife Inc	578,131
	6.82% August 15, 2018
250,000	MetLife Inc	288,986
	6.75% June 1, 2016
150,000	Nationwide Mutual Insurance Co *	182,415
	9.38% August 15, 2039

230,000	Northwestern Mutual Life Insurance Co *	242,854
	6.06% March 30, 2040
250,000	Pacific Life Global Funding *	265,124
	5.15% April 15, 2013
250,000	PacificLife Corp *	261,566
	6.60% September 15, 2033
140,000	Prudential Financial Inc	152,144
	6.63% December 1, 2037
275,000	Travelers Cos Inc	304,856
	5.50% December 1, 2015
		$6,256,911

Investment Bank/Brokerage Firm — 3.96%
525,000	Bear Stearns Cos LLC	611,696
	7.25% February 1, 2018
125,000	Bear Stearns Cos LLC	137,392
	5.70% November 15, 2014
2,000,000	Credit Suisse First Boston USA Inc	2,148,702
	4.88% January 15, 2015
200,000	FMR LLC *	221,143
	7.57% June 15, 2029
750,000	Goldman Sachs Group Inc	761,501
	5.38% March 15, 2020
950,000	Goldman Sachs Group Inc	1,029,968
	6.15% April 1, 2018
750,000	Goldman Sachs Group Inc	764,024
	6.13% February 15, 2033
500,000	Jefferies Group Inc	589,849
	8.50% July 15, 2019
500,000	Macquarie Group Ltd *	503,197
	6.00% January 14, 2020
500,000	Merrill Lynch & Co Inc	531,359
	6.05% August 15, 2012
500,000	Merrill Lynch & Co Inc	574,096
	7.75% May 14, 2038
100,000	Morgan Stanley	108,911
	6.00% April 28, 2015
200,000	Morgan Stanley	219,823
	6.63% April 1, 2018
550,000	Morgan Stanley	573,109
	4.75% April 1, 2014
700,000	Morgan Stanley	699,508
	5.50% July 24, 2020
200,000	Nuveen Investments Inc	205,500
	10.50% November 15, 2015
75,000	Pinafore LLC *	81,375
	9.00% October 1, 2018
500,000	Raymond James Financial Inc	597,750
	8.60% August 15, 2019
500,000	Xstrata Finance Canada Ltd *	514,370
	5.50% November 16, 2011
		$10,873,273

Leisure & Entertainment — 0.62%
75,000	American Casino & Entertainment Properties LLC	79,781
	11.00% June 15, 2014
100,000	Ameristar Casinos Inc	109,875
	9.25% June 1, 2014
50,000	Ameristar Casinos Inc *	49,563
	7.50% April 15, 2021
100,000	Cedar Fair LP *	108,500
	9.13% August 1, 2018
125,000	Easton-Bell Sports Inc	140,625
	9.75% December 1, 2016
125,000	Great Canadian Gaming Corp *	127,500
	7.25% February 15, 2015
100,000	Harrah’s Operating Co Inc	113,625
	11.25% June 1, 2017
50,000	HRP Myrtle Beach Operations LLC * § # @ ~ ††	0
	0.00% April 1, 2012
125,000	Jacobs Entertainment Inc	126,250
	9.75% June 15, 2014
50,000	MGM Resorts International	57,250
	11.13% November 15, 2017
125,000	MGM Resorts International	118,125
	7.50% June 1, 2016
50,000	Palace Entertainment Holdings LLC *	51,125
	8.88% April 15, 2017
50,000	Peninsula Gaming LLC	53,375
	8.38% August 15, 2015
75,000	Peninsula Gaming LLC	82,312
	10.75% August 15, 2017
50,000	Penn National Gaming Inc	55,188
	8.75% August 15, 2019
50,000	San Pasqual Casino *	50,000
	8.00% September 15, 2013
125,000	Seminole Hard Rock Entertainment Inc * †	121,875
	2.81% March 15, 2014
50,000	Seminole Indian Tribe of Florida *	52,875
	7.75% October 1, 2017
50,000	Seminole Indian Tribe of Florida *	49,436
	7.80% October 1, 2020
100,000	Universal City Development Partners Ltd	108,875
	8.88% November 15, 2015
50,000	Universal City Development Partners Ltd	56,125
	10.88% November 15, 2016
		$1,712,280

Machinery — 0.65%
350,000	Caterpillar Inc	399,785
	7.00% December 15, 2013
75,000	Cleaver-Brooks Inc *	78,750
	12.25% May 1, 2016
320,000	Dover Corp	354,063
	5.45% March 15, 2018
200,000	Harsco Corp	218,676
	5.75% May 15, 2018

240,000	Ingersoll-Rand Global Holding Co Ltd	278,640
	6.88% August 15, 2018
50,000	Mueller Water Products Inc	55,625
	8.75% September 1, 2020
75,000	Mueller Water Products Inc	73,312
	7.38% June 1, 2017
50,000	Navistar International Corp	55,437
	8.25% November 1, 2021
250,000	Timken Co	275,761
	6.00% September 15, 2014
		$1,790,049

Manufacturing — 0.17%
50,000	Amsted Industries Inc *	53,313
	8.13% March 15, 2018
75,000	Griffon Corp *	76,313
	7.13% April 1, 2018
50,000	International Wire Group Inc *	53,062
	9.75% April 15, 2015
75,000	Kemet Corp	84,562
	10.50% May 1, 2018
50,000	Polymer Group Inc *	51,562
	7.75% February 1, 2019
125,000	RBS Global Inc	135,000
	8.50% May 1, 2018
		$453,812

Medical Products — 0.36%
75,000	Alere Inc	79,875
	9.00% May 15, 2016
150,000	Biomet Inc	167,250
	11.63% October 15, 2017
250,000	Boston Scientific Corp ‡	261,954
	6.00% January 15, 2020
100,000	Boston Scientific Corp	103,139
	4.50% January 15, 2015
145,000	Covidien International Finance SA	154,518
	5.45% October 15, 2012
75,000	Inverness Medical Innovations Inc	78,281
	7.88% February 1, 2016
125,000	Universal Hospital Services Inc	130,469
	8.50% June 1, 2015
		$975,486

Miscellaneous — 0.52%
150,000	ARAMARK Corp	156,375
	8.50% February 1, 2015
100,000	Aspect Software Inc *	107,000
	10.63% May 15, 2017
75,000	Express LLC	81,375
	8.75% March 1, 2018
100,000	Garda World Security Corp *	107,750
	9.75% March 15, 2017

125,000	GXS Worldwide Inc	127,187
	9.75% June 15, 2015
250,000	Hutchison Whampoa International Ltd *	299,196
	7.63% April 9, 2019
100,000	KAR Auction Services Inc	103,250
	8.75% May 1, 2014
3,000	KAR Auction Services Inc	3,161
	10.00% May 1, 2015
75,000	Prestige Brands Inc *	79,125
	8.25% April 1, 2018
75,000	Reynolds Group Issuer Inc *	75,938
	8.50% May 15, 2018
125,000	Reynolds Group Issuer Inc *	129,375
	9.00% April 15, 2019
100,000	United Rentals North America Inc	104,500
	8.38% September 15, 2020
50,000	YCC Holdings LLC *	50,375
	10.25% February 15, 2016
		$1,424,607

Oil & Gas — 4.02%
75,000	Aquilex Holdings LLC	79,219
	11.13% December 15, 2016
100,000	ATP Oil & Gas Corp	105,000
	11.88% May 1, 2015
100,000	BASiC Energy Services Inc	101,500
	7.13% April 15, 2016
50,000	Berry Petroleum Co	51,563
	6.75% November 1, 2020
500,000	BP Capital Markets PLC	500,933
	4.74% March 11, 2021
100,000	Bumi Investment Pte Ltd *	112,880
	10.75% October 6, 2017
400,000	Canadian Natural Resources Ltd	414,209
	5.85% February 1, 2035
125,000	Cie Generale de Geophysique - Veritas	131,406
	7.75% May 15, 2017
100,000	Coffeyville Resources LLC *	113,750
	10.88% April 1, 2017
50,000	Complete Production Services Inc	52,750
	8.00% December 15, 2016
75,000	Comstock Resources Inc	76,312
	7.75% April 1, 2019
50,000	Concho Resources Inc	52,625
	7.00% January 15, 2021
130,000	Conoco Funding Co	159,062
	7.25% October 15, 2031
500,000	ConocoPhillips Australia Funding Co	543,395
	5.50% April 15, 2013
50,000	Copano Energy LLC	50,625
	7.13% April 1, 2021
125,000	Crosstex Energy LP	136,250
	8.88% February 15, 2018

50,000	Denbury Resources Inc	51,250
	6.38% August 15, 2021
50,000	Denbury Resources Inc	55,875
	8.25% February 15, 2020
50,000	Dresser-Rand Group Inc *	51,562
	6.50% May 1, 2021
50,000	Ecopetrol SA	57,625
	7.63% July 23, 2019
450,000	Enbridge Energy Partners LP	419,763
	5.50% September 15, 2040
155,000	Enbridge Inc	171,294
	5.60% April 1, 2017
125,000	Energy Transfer Equity LP	135,937
	7.50% October 15, 2020
750,000	Florida Gas Transmission Co LLC *	786,097
	5.45% July 15, 2020
50,000	Frac Tech Services LLC *	51,250
	7.13% November 15, 2018
400,000	Hess Corp	382,133
	5.60% February 15, 2041
50,000	Hilcorp Energy I LP *	51,750
	7.75% November 1, 2015
150,000	Husky Energy Inc	164,703
	6.15% June 15, 2019
200,000	KazMunayGas National Co *	207,000
	6.38% April 9, 2021
250,000	Kinder Morgan Energy Partners LP	265,917
	5.85% September 15, 2012
250,000	Kinder Morgan Energy Partners LP	257,970
	6.55% September 15, 2040
200,000	Kinder Morgan Energy Partners LP	220,223
	5.95% February 15, 2018
50,000	Linn Energy LLC *	55,500
	8.63% April 15, 2020
200,000	Lukoil International Finance BV *	204,000
	6.13% November 9, 2020
500,000	Marathon Petroleum Corp *	505,182
	6.50% March 1, 2041
50,000	MarkWest Energy Partners LP	51,250
	6.75% November 1, 2020
535,000	Nabors Industries Inc	531,409
	5.00% September 15, 2020
100,000	Niska Gas Storage US LLC	108,750
	8.88% March 15, 2018
150,000	Pacific Rubiales Energy Corp *	171,375
	8.75% November 10, 2016
100,000	Petrobras International Finance Co	117,408
	7.88% March 15, 2019
505,000	Petrobras International Finance Co - Pifco	520,255
	6.75% January 27, 2041
125,000	Petrohawk Energy Corp	128,750
	7.25% August 15, 2018
300,000	Petroleos Mexicanos	318,450
	6.00% March 5, 2020

100,000	PHI Inc	104,625
	8.63% October 15, 2018
27,800	Qatar Petroleum *	27,945
	5.58% May 30, 2011
50,000	Regency Energy Partners LP	53,250
	6.88% December 1, 2018
50,000	Regency Energy Partners LP	56,875
	9.38% June 1, 2016
50,000	Southern Star Central Corp	50,750
	6.75% March 1, 2016
250,000	Spectra Energy Capital LLC	270,675
	6.25% February 15, 2013
50,000	Thermon Industries Inc	54,000
	9.50% May 1, 2017
150,000	Valero Energy Corp	191,743
	9.38% March 15, 2019
50,000	Valero Energy Corp	52,855
	6.88% April 15, 2012
50,000	Valero Energy Corp	52,994
	4.75% April 1, 2014
400,000	Valero Energy Corp	440,609
	7.50% April 15, 2032
100,000	Weatherford International Ltd Bermuda	108,193
	6.00% March 15, 2018
40,000	Weatherford International Ltd Bermuda	42,367
	7.00% March 15, 2038
300,000	Williams Partners LP	312,952
	5.25% March 15, 2020
300,000	XTO Energy Inc	354,911
	6.38% June 15, 2038
105,000	XTO Energy Inc	130,647
	6.75% August 1, 2037
		$11,029,548

Other Asset-Backed — 5.75%
2,150,000	Ally Master Owner Trust †	2,157,243
	Series 2011-1 Class A1
	1.13% January 15, 2016
2,500,000	Ally Master Owner Trust * †	2,545,030
	Series 2010-1 Class A
	2.01% January 15, 2015
2,000,000	BMW Floorplan Master Owner Trust * †	2,021,644
	Series 2009-1A Class A
	1.41% September 15, 2014
2,500,000	Citibank Credit Card Issuance Trust †	2,479,189
	Series 2005-C3 Class C3
	0.67% July 15, 2014
2,500,000	Citibank Omni Master Trust * †	2,537,752
	Series 2009-A8 Class A8
	2.36% May 16, 2016
1,675,000	Ford Credit Floorplan Master Owner Trust A †	1,675,024
	Series 2011-1 Class A2
	0.86% February 15, 2016

2,000,000	Nissan Master Owner Trust Receivables * †	2,021,724
	Series 2010-AA Class A
	1.41% January 15, 2015
350,000	SMART Trust * †	350,000
	Series 20,111 Class A2B
	1.00% April 14, 2013
		$15,787,606

Paper & Forest Products — 0.37%
50,000	Boise Paper Holdings LLC	55,500
	9.00% November 1, 2017
50,000	Clearwater Paper Corp	56,500
	10.63% June 15, 2016
500,000	International Paper Co	586,791
	7.50% August 15, 2021
300,000	Weyerhaeuser Co	316,346
	7.38% March 15, 2032
		$1,015,137

Personal Loans — 1.05%
250,000	American Express Co	311,918
	8.13% May 20, 2019
400,000	American Express Credit Corp	431,882
	5.88% May 2, 2013
125,000	American Express Credit Corp	122,741
	2.75% September 15, 2015
350,000	American Honda Finance Corp *	370,306
	4.63% April 2, 2013
250,000	Capital One Bank USA NA	314,340
	8.80% July 15, 2019
250,000	Capital One Financial Corp	286,948
	7.38% May 23, 2014
75,000	Ford Motor Credit Co LLC	85,139
	8.00% December 15, 2016
75,000	Ford Motor Credit Co LLC	83,413
	8.00% June 1, 2014
50,000	Ford Motor Credit Co LLC	57,272
	8.13% January 15, 2020
125,000	Ford Motor Credit Co LLC	135,303
	7.00% April 15, 2015
500,000	HSBC Finance Capital Trust IX †	478,750
	7.55% November 30, 2035
200,000	HSBC Finance Corp	212,716
	7.00% May 15, 2012
		$2,890,728

Pharmaceuticals — 0.34%
350,000	Abbott Laboratories	374,933
	5.15% November 30, 2012
300,000	Eli Lilly & Co	331,853
	5.20% March 15, 2017
50,000	Giant Funding Corp *	51,313
	8.25% February 1, 2018

150,000	Pharmacia Corp	173,804
	6.50% December 1, 2018
		$931,903

Pollution Control — 0.37%
50,000	Aleris International Inc # ^ ††	0
	9.00% December 15, 2014
250,000	Republic Services Inc	264,000
	6.20% March 1, 2040
750,000	Republic Services Inc	763,675
	6.75% August 15, 2011
		$1,027,675

Printing & Publishing — 0.12%
100,000	MediMedia USA Inc *	89,000
	11.38% November 15, 2014
20,000	Nielsen Finance LLC	23,550
	11.63% February 1, 2014
75,000	Nielsen Finance LLC *	80,437
	7.75% October 15, 2018
51,000	Nielsen Finance LLC	60,053
	11.50% May 1, 2016
75,000	ProQuest LLC *	77,250
	9.00% October 15, 2018
		$330,290

Railroads — 0.55%
375,000	Burlington Northern Santa Fe LLC	407,007
	4.88% January 15, 2015
250,000	Burlington Northern Santa Fe LLC ‡	253,178
	5.75% May 1, 2040
250,000	Union Pacific Corp	312,074
	7.88% January 15, 2019
500,000	Union Pacific Corp	541,583
	4.88% January 15, 2015
		$1,513,842

Real Estate — 0.31%
300,000	AMB Property LP	322,923
	6.30% June 1, 2013
250,000	AvalonBay Communities Inc	277,966
	5.70% March 15, 2017
50,000	Host Hotels & Resorts LP	51,750
	6.88% November 1, 2014
100,000	Qatari Diar Finance QSC *	98,875
	5.00% July 21, 2020
100,000	Simon Property Group LP	112,071
	6.13% May 30, 2018
		$863,585

Restaurants — 0.15%
150,000	DineEquity Inc *	162,750
	9.50% October 30, 2018

127,000	Dunkin Finance Corp *	129,381
	9.63% December 1, 2018
125,000	NPC International Inc	127,813
	9.50% May 1, 2014
		$419,944

Retail — 1.09%
175,000	Best Buy Co Inc	191,332
	6.75% July 15, 2013
50,000	Ferrellgas LP *	48,500
	6.50% May 1, 2021
50,000	General Nutrition Centers Inc	50,000
	10.75% March 15, 2015
75,000	General Nutrition Centers Inc †	75,000
	4.96% March 15, 2014
100,000	Giraffe Acquisition Corp *	97,000
	9.13% December 1, 2018
75,000	Hillman Group Inc	83,250
	10.88% June 1, 2018
500,000	Home Depot Inc	498,607
	5.95% April 1, 2041
125,000	Inergy LP *	130,312
	6.88% August 1, 2021
200,000	JC Penney Corp Inc	201,500
	5.75% February 15, 2018
50,000	Limited Brands Inc	57,375
	8.50% June 15, 2019
100,000	Needle Merger Sub Corp * ‡	101,000
	8.13% March 15, 2019
125,000	Penske Automotive Group Inc	129,219
	7.75% December 15, 2016
125,000	Petco Animal Supplies Inc *	133,750
	9.25% December 1, 2018
50,000	QVC Inc *	52,500
	7.13% April 15, 2017
50,000	QVC Inc *	52,500
	7.50% October 1, 2019
100,000	Sally Holdings LLC	108,750
	10.50% November 15, 2016
500,000	Sherwin-Williams Co	521,489
	3.13% December 15, 2014
50,000	Suburban Propane Partners LP	53,500
	7.38% March 15, 2020
300,000	Target Corp	314,769
	5.88% March 1, 2012
75,000	Toys R Us Property Co I LLC	85,125
	10.75% July 15, 2017
		$2,985,478

Savings & Loans — 0.03%
75,000	Credito Real SA de CV *	80,437
	10.25% April 14, 2015
		$80,437

Specialized Services — 1.21%
50,000	Altegrity Inc *	53,500
	11.75% May 1, 2016
75,000	Altegrity Inc *	79,500
	10.50% November 1, 2015
250,000	Anglo American Capital PLC *	250,113
	4.45% September 27, 2020
50,000	BP Capital Markets PLC	50,280
	3.13% October 1, 2015
300,000	Capital One Capital IV †	301,125
	6.75% February 17, 2037
175,000	Capital One Capital V	189,875
	10.25% August 15, 2039
50,000	Case New Holland Inc *	55,562
	7.88% December 1, 2017
50,000	Celanese US Holdings LLC *	51,500
	6.63% October 15, 2018
75,000	CHC Helicopter SA *	77,250
	9.25% October 15, 2020
50,000	Fidelity National Information Services Inc	54,187
	7.63% July 15, 2017
25,000	Fidelity National Information Services Inc	27,313
	7.88% July 15, 2020
100,000	Fox Acquisition Sub LLC *	111,500
	13.38% July 15, 2016
50,000	Holly Energy Partners LP	49,750
	6.25% March 1, 2015
500,000	IBM	625,757
	7.63% October 15, 2018
125,000	Knowledge Learning Corp *	123,750
	7.75% February 1, 2015
100,000	Lender Processing Services Inc	104,125
	8.13% July 1, 2016
50,000	Mantech International Corp	52,500
	7.25% April 15, 2018
75,000	Maxim Crane Works LP *	77,437
	12.25% April 15, 2015
75,000	Reliance Intermediate Holdings LP *	82,313
	9.50% December 15, 2019
50,000	RSC Equipment Rental Inc	57,000
	10.25% November 15, 2019
75,000	RSC Equipment Rental Inc *	85,500
	10.00% July 15, 2017
100,000	Sitel LLC *	93,125
	11.50% April 1, 2018
100,000	Stream Global Services Inc	107,000
	11.25% October 1, 2014
250,000	Teco Finance Inc	258,981
	5.15% March 15, 2020
100,000	Virgin Media Finance PLC	113,750
	9.50% August 15, 2016

175,000	Yankee Candle Co Inc	186,156
	9.75% February 15, 2017
		$3,318,849

Supranationals — 0.20%
250,000	Corp Andina de Fomento	247,391
	3.75% January 15, 2016
250,000	Corp Andina de Fomento	300,441
	8.13% June 4, 2019
		$547,832

Telephone & Telecommunications — 2.73%
200,000	America Movil SAB de CV	205,959
	5.00% October 16, 2019
250,000	America Movil SAB de CV	275,770
	5.75% January 15, 2015
250,000	American Tower Corp	245,521
	4.50% January 15, 2018
540,000	AT&T Inc	590,520
	5.10% September 15, 2014
450,000	AT&T Inc	506,539
	6.70% November 15, 2013
300,000	AT&T Wireless Services Inc	411,708
	8.75% March 1, 2031
250,000	CenturyTel Inc	262,502
	6.15% September 15, 2019
125,000	CommScope Inc *	130,625
	8.25% January 15, 2019
300,000	Deutsche Telekom International Finance BV	324,490
	4.88% July 8, 2014
125,000	Digicel Group Ltd * #	130,625
	9.13% January 15, 2015
100,000	Digicel Group Ltd * #	114,500
	10.50% April 15, 2018
100,000	Digicel Ltd * #	106,000
	8.25% September 1, 2017
100,000	Intelsat Intermediate Holding Co SA	103,500
	9.50% February 1, 2015
50,000	Intelsat Jackson Holdings SA *	50,125
	7.50% April 1, 2021
75,000	Intelsat Jackson Holdings SA *	80,625
	8.50% November 1, 2019
75,000	Intelsat Jackson Holdings SA *	75,094
	7.25% April 1, 2019
125,000	Intelsat Jackson Holdings SA	133,281
	11.25% June 15, 2016
75,000	MetroPCS Wireless Inc	74,906
	6.63% November 15, 2020
100,000	MetroPCS Wireless Inc	107,000
	7.88% September 1, 2018
175,000	Nextel Communications Inc	175,656
	7.38% August 1, 2015

200,000	Qtel International Finance Ltd *	186,500
	4.75% February 16, 2021
600,000	Rogers Communications Inc	701,420
	6.80% August 15, 2018
300,000	Sprint Capital Corp	309,750
	6.90% May 1, 2019
100,000	Syniverse Holdings Inc *	106,000
	9.13% January 15, 2019
250,000	Telefonica Emisiones SAU	266,507
	5.86% February 4, 2013
300,000	Telefonica Emisiones SAU	325,286
	7.05% June 20, 2036
100,000	Telemar Norte Leste SA *	98,250
	5.50% October 23, 2020
100,000	Telemovil Finance Co Ltd *	103,750
	8.00% October 1, 2017
50,000	tw telecom holdings inc	53,938
	8.00% March 1, 2018
575,000	Verizon Communications Inc	644,446
	6.10% April 15, 2018
150,000	Vodafone Group PLC	156,344
	5.35% February 27, 2012
200,000	Vodafone Group PLC	220,983
	5.63% February 27, 2017
50,000	West Corp ‡	53,750
	11.00% October 15, 2016
50,000	West Corp *	50,938
	7.88% January 15, 2019
100,000	West Corp *	105,250
	8.63% October 1, 2018
		$7,488,058

Tobacco — 0.32%
100,000	Altria Group Inc	130,507
	9.25% August 6, 2019
450,000	Philip Morris International Inc	500,941
	5.65% May 16, 2018
200,000	Reynolds American Inc	234,032
	7.75% June 1, 2018
		$865,480

Transportation — 0.30%
50,000	Avis Budget Car Rental LLC	52,375
	8.25% January 15, 2019
100,000	Avis Budget Car Rental LLC	110,500
	9.63% March 15, 2018
28,000	Hertz Corp	28,700
	8.88% January 1, 2014
50,000	Hertz Corp *	49,562
	6.75% April 15, 2019
50,000	Hertz Corp *	51,750
	7.50% October 15, 2018

540,000	Ryder System Inc	542,048
	3.15% March 2, 2015
		$834,935

U.S. Governments — 17.02%
2,500,000	United States of America T-Note	2,534,180
	1.50% July 15, 2012
3,000,000	United States of America T-Note	3,117,657
	2.63% June 30, 2014
3,000,000	United States of America T-Note	3,052,968
	2.63% April 30, 2016
4,000,000	United States of America T-Note	3,868,436
	1.25% September 30, 2015
6,900,000	United States of America T-Note	6,981,668
	1.38% January 15, 2013
7,000,000	United States of America T-Note	7,275,079
	3.25% December 31, 2016
7,000,000	United States of America T-Note	7,120,862
	1.88% April 30, 2014
2,500,000	United States of America T-Bond	2,398,048
	4.25% May 15, 2039
2,000,000	United States of America T-Bond	1,676,876
	3.50% February 15, 2039
1,500,000	United States of America T-Bond	1,504,454
	4.50% May 15, 2038
150,000	United States of America T-Note	163,781
	4.13% May 15, 2015
5,000,000	United States of America T-Bond	4,782,030
	4.25% November 15, 2040
2,500,000	United States of America T-Bond	2,237,110
	3.88% August 15, 2040
		$46,713,149

U.S. Municipal — 0.00%
50,000	State of Illinois # ††	375
	0.00% November 15, 2016
		$375

Utilities — 0.31%
150,000	Dubai Electricity & Water Authority *	145,500
	7.38% October 21, 2020
250,000	Sempra Energy	331,916
	9.80% February 15, 2019
350,000	Southern California Gas Co	385,795
	5.50% March 15, 2014
		$863,211

TOTAL BONDS — 94.26% (Cost $250,640,488)		$258,769,454

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

12,500,000	Federal Farm Credit Bank	12,499,875
	0.09% April 5, 2011
1,618,000	Federal Home Loan Bank	1,618,000
	0.00% April 1, 2011

TOTAL SHORT-TERM INVESTMENTS — 5.14% (Cost $14,117,875)		$14,117,875

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

725,843	Undivided interest of 2.85% in a repurchase agreement (Principal Amount/Value $25,469,000 with a maturity value of $25,469,092) with Household Bank Securities Inc, 0.13%, dated 3/31/11, to be repurchased at $725,843 on 4/1/11, collateralized by various U.S. Government or agency securities, 0.00% - 4.13%, 1/12/12 - 10/3/22, with a value of $25,978,645.	725,843

410,911	Undivided interest of 1.61% in a repurchase agreement (Principal Amount/Value $25,522,000 with a maturity value of $25,522,106) with BNP Paribas Securities Corp, 0.15%, dated 3/31/11, to be repurchased at $410,911 on 4/1/11, collateralized by various U.S. Government or agency securities, 0.00% - 6.21%, 4/6/11 - 6/5/36, with a value of $26,032,492.	410,911

356,923	Undivided interest of 1.34% in a repurchase agreement (Principal Amount/Value $26,649,000 with a maturity value of $26,649,089) with Credit Suisse Inc, 0.12%, dated 3/31/11, to be repurchased at $356,923 on 4/1/11, collateralized by U.S. Treasury, 1.25% - 3.63%, 4/15/11 - 1/15/29, with a value of $27,182,003.	356,923

330,929	Undivided interest of 1.31% in a repurchase agreement (Principal Amount/Value $25,203,000 with a maturity value of $25,203,105) with Merrill Lynch, Pierce, Fenner & Smith, 0.15%, dated 3/31/11, to be repurchased at $330,929 on 4/1/11, collateralized by Ginnie Mae, 2.63% - 9.50%, 5/15/11 - 5/15/52, with a value of $25,707,060.	330,929

488,894	Undivided interest of 1.86% in a repurchase agreement (Principal Amount/Value $26,233,000 with a maturity value of $26,233,087) with Barclays Capital Inc, 0.12%, dated 3/31/11, to be repurchased at $488,894 on 4/1/11, collateralized by U.S. Treasury, 2.50% - 3.00%, 7/15/12 - 7/15/16, with a value of $26,757,662.	488,894

TOTAL SECURITIES LENDING COLLATERAL — 0.84% (Cost $2,313,500)		$2,313,500

TOTAL INVESTMENTS — 100.24% (Cost $267,071,863)		$275,200,829

OTHER ASSETS & LIABILITIES — (0.24%)		$(673,168)

TOTAL NET ASSETS — 100%		$274,527,661

Legend

*	Securities are registered pursuant to Rule 144A and may be deemed restricted for resale.
†	Interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2011.
‡	A portion or all of the security is on loan at March 31, 2011.
§	Security in default on interest payments during the last 12 months. At March 31, 2011, the aggregate market value of the securities was $28,000, representing 0.01% of net assets.
@	Security in bankruptcy at March 31, 2011.
#	Illiquid security
~	Security has no market value at March 31, 2011.
††	Security is fair valued at March 31, 2011.
^	Security in default, some interest payments received during the last 12 months. At March 31, 2011, the aggregate market value of the securities was $5, representing 0.00% of net assets.

At March 31, 2011, the Portfolio had the following outstanding futures contracts:

Description	Number of Contracts		Notional Value	Expiration Date		Unrealized Appreciation/ (Depreciation)
US 10Yr Treasury Note Long Futures	80	$	9,522,500	June 2011	$	105,625
US 5Yr Treasury Note Short Futures	380		44,379,844	June 2011		(305,778)
US Long Bond Short Futures	15		1,802,813	June 2011		38,086
US 2Yr Treasury Note Short Futures	180		39,262,500	June 2011		(59,062)

Management determines the Portfolio’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total net assets. These industry classifications are unaudited.

See notes following Schedule of Investments.

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO

NOTES TO SCHEDULE OF INVESTMENTS

MARCH 31, 2011

UNAUDITED

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty portfolios. Interests in the Maxim Federated Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek to provide total return, consistent with two components: (1) changes in the market value of its portfolio holdings (both realized and unrealized appreciation); and (2) income received from its portfolio holdings. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are series of the fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Fixed Income:
Corporate Bonds and Notes; Government and Government Agency Bonds and Notes (Domestic and Foreign)	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Commercial Mortgage Backed; Residential Mortgage Backed; Asset Backed Obligations	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include new issue data, monthly payment information, collateral performance, and third party real estate analysis.

Municipal Bonds	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields and material event notices.

Derivative Investments:
Futures Contracts	Exchange traded close price.

Short-term Investments:	Amortized cost.

Securities Lending Collateral:	Matures next day and therefore priced at par.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of March 31, 2011, the inputs used to value the Portfolio’s investments are detailed in the following table. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the period. Level 3 investments in securities were not considered a significant portion of the portfolio.

Description*		Level 1		Level 2		Level 3		Total
Assets	$		$		$		$
Fixed Income:
Commercial Mortgage Backed		-		20,754,009		-		20,754,009
Corporate Bonds and Notes		-		139,671,789		5		139,671,794
Foreign Government and Government Agency Bonds and Notes		-		6,791,423		-		6,791,423
Municipal Bonds		-		-		375		375
Residential Mortgage Backed		-		44,290,872				44,290,872
US Government and Government Agency Bonds and Notes		-		46,713,149		-		46,713,149
Other Debt		-		547,832		-		547,832
Short-term Investments and Securities Lending Collateral		-		16,431,375		-		16,431,375

Total Assets		0		275,200,449		380		275,200,829

Liabilities
Derivative Investments:
Futures Contracts Variation Margin		64,202		-		-		64,202

Total Liabilities		64,202		0		0		64,202

Total		$(64,202)		275,200,449		380		275,136,627

*Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

The following is a reconciliation of change in Level 3 assets during the period ended March 31, 2011:

Description		Corporate Bonds and Notes	Municipal Bonds	Total

Beginning Balance, January 1, 2011	$	0	375	375
Total realized gain (or losses)		-	-	-
Total unrealized gain (or losses) relating to instruments not held at reporting date		-	-	-
Total unrealized gain (or losses) relating to instruments still held at reporting date		-	(12)	(12)
Purchases		-	-	-
Sales		-	-	-
Amortization		-	12	12
Transfers into (out of) Level 3		5	-	5

Ending Balance, March 31, 2011	$	5	375	380

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities.

The Portfolio invests in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

Restricted and Illiquid Securities

The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at March 31, 2011 were $36,540,698, $36,952,576 and 13.46%, respectively.

The Portfolio may own certain investment securities that have been deemed illiquid because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term. Aggregate cost, fair value and percent of net assets of these illiquid securities held at March 31, 2011 were $423,251, $351,505 and 0.13%, respectively.

Financial Futures Contracts

Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. When the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment advisor has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios in Maxim Series Fund, Inc., may invest in repurchase agreement transactions that are jointly collateralized by various U.S. Treasury or Agency obligations.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold is determined on a specific lot selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and distributes substantially all of its net taxable income and net capital gains each year. The Portfolio is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

The Portfolio is not subject to examination by U.S. federal tax authorities for tax years before 2007, or state tax authorities for tax years before 2006.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), net capital losses recognized after December 31, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

2.	UNREALIZED APPRECIATION (DEPRECIATION)

At March 31, 2011, the U.S. Federal income tax cost basis was $267,104,003. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $10,418,960 and gross depreciation of securities in which there was an excess of tax cost over value of $2,322,134, resulting in net appreciation of $8,096,826.

3.	DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio uses futures contracts to capitalize on expected changes in the shape of the yield curve. Two positions are opened and one of the paired positions is expected to outperform relative to the curve. The use of futures contracts involves risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

4.	SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested in securities approved by the Board of Directors. As of March 31, 2011 the Portfolio had securities on loan valued at $2,260,530 and received collateral of $2,313,500 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The Portfolio also continues to receive interest or dividends on the securities loaned. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2011

UNAUDITED

BONDS

Par Value ($)		Value ($)

Foreign Banks — 0.56%
6,500,000	KfW Bankengruppe	1,187,972
NOK	4.66% January 5, 2012
		$1,187,972

Foreign Governments — 73.52%
2,267,500	Government of Argentina *	2,208,545
	0.68% August 3, 2012
1,450,000	Government of Australia	1,492,245
AUD	5.50% March 1, 2017
140,000	Government of Australia †	115,755
NZD	7.13% September 18, 2017
865,000	Government of Australia	946,911
AUD	8.00% June 15, 2013
1,945,000	Government of Australia	2,052,833
AUD	6.00% August 14, 2013
3,810,000	Government of Australia	3,978,354
AUD	5.75% April 15, 2012
2,835,000	Government of Australia	2,950,536
AUD	5.50% July 17, 2012
5,675,000	Government of Australia	5,883,266
AUD	6.00% June 14, 2011
4,680,000	Government of Australia	4,893,366
AUD	6.00% May 1, 2012
1,230,000	Government of Australia	1,280,190
AUD	5.50% August 1, 2013
600,000	Government of Belgium	884,014
EUR	4.25% September 28, 2014
100,000	Government of Brazil	1,295,727
BRL	6.00% May 15, 2045
182,000	Government of Brazil	1,125,313
BRL	10.00% January 1, 2012
920,000	Government of Brazil	5,408,190
BRL	10.00% January 1, 2014
140,000	Government of Brazil	780,347
BRL	10.00% January 1, 2017
284,000	Government of Brazil	3,532,385
BRL	6.00% May 15, 2015
4,175,000	Government of Egypt	660,826
EGP	14.44% August 30, 2011
1,000,000	Government of Egypt	163,438
EGP	10.94% June 28, 2011

6,075,000	Government of Egypt	918,411
EGP	11.96% February 21, 2012
3,550,000	Government of France	5,316,120
EUR	4.25% October 25, 2017
1,195,000	Government of Hungary	1,215,450
	6.25% January 29, 2020
1,100,000	Government of Hungary	1,332,870
EUR	3.88% February 24, 2020
900,000	Government of Hungary	1,256,597
EUR	5.75% June 11, 2018
1,310,000	Government of Hungary	1,311,310
	6.38% March 29, 2021
10,000,000,000	Government of Indonesia	1,394,204
IDR	11.50% September 15, 2019
2,400,000,000	Government of Indonesia	344,973
IDR	12.00% September 15, 2026
25,300,000,000	Government of Indonesia	3,478,479
IDR	11.00% November 15, 2020
3,510,000,000	Government of Indonesia	534,751
IDR	12.90% June 15, 2022
23,750,000,000	Government of Indonesia	3,074,088
IDR	10.75% May 15, 2016
815,000	Government of Iraq	747,763
	5.80% January 15, 2028
11,700,000	Government of Israel	3,586,287
ILS	7.00% April 29, 2011
159,000,000	Government of Korea	148,328
KRW	5.25% September 10, 2012
5,375,000,000	Government of Korea	4,905,710
KRW	3.75% June 10, 2013
11,840,000,000	Government of Korea	10,894,608
KRW	4.75% December 10, 2011
371,000,000	Government of Korea	342,200
KRW	4.75% March 10, 2012
5,622,830,000	Government of Korea	5,147,259
KRW	5.50% June 10, 2011
1,554,000,000	Government of Korea	1,431,267
KRW	4.25% December 10, 2012
2,469,700,000	Government of Korea	2,262,973
KRW	4.00% June 10, 2012
673,720,000	Government of Korea	632,204
KRW	5.25% March 10, 2013
1,640,000	Government of Korea	1,941,104
	7.13% April 16, 2019
730,000	Government of Lithuania †	745,330
	6.13% March 9, 2021
810,000	Government of Lithuania	903,150
	7.38% February 11, 2020
110,000	Government of Malaysia ‡	36,144
MYR	2.75% June 2, 2011
770,000	Government of Malaysia	249,436
MYR	2.85% December 1, 2011

1,100,000	Government of Malaysia	354,474
MYR	2.85% February 9, 2012
110,000	Government of Malaysia ‡	35,734
MYR	2.74% October 25, 2011
2,940,000	Government of Malaysia	964,075
MYR	2.51% August 27, 2012
109,000	Government of Malaysia	35,969
MYR	2.71% February 14, 2012
395,000	Government of Malaysia ‡	128,533
MYR	2.80% October 13, 2011
220,000	Government of Malaysia ‡	70,832
MYR	2.83% February 21, 2012
215,000	Government of Malaysia ‡	68,897
MYR	7.64% August 23, 2011
2,870,000	Government of Malaysia	954,026
MYR	3.83% September 28, 2011
480,000	Government of Malaysia	159,914
MYR	3.72% June 15, 2012
905,000	Government of Malaysia	295,406
MYR	2.78% August 25, 2011
705,000	Government of Malaysia	233,073
MYR	3.76% April 28, 2011
3,020,000	Government of Malaysia	977,276
MYR	2.86% December 15, 2011
19,400,000	Government of Mexico	1,701,391
MXP	8.00% December 17, 2015
33,300,000	Government of Mexico	2,975,441
MXP	9.00% June 20, 2013
37,400,000	Government of Mexico	3,714,704
MXP	10.00% December 5, 2024
3,505,000	Government of Netherlands	5,344,030
EUR	4.50% July 15, 2017
9,220,000	Government of Peru	3,525,642
PEN	7.84% August 12, 2020
3,780,000	Government of Philippines	89,150
PHP	5.25% January 7, 2013
14,640,000	Government of Philippines	365,941
PHP	8.75% March 3, 2013
16,510,000	Government of Philippines	390,765
PHP	5.75% February 21, 2012
1,185,000	Government of Poland ‡	392,579
PLN	4.39% July 25, 2012
20,110,000	Government of Poland ‡	6,833,484
PLN	5.47% January 25, 2012
2,795,000	Government of Poland ‡	913,010
PLN	4.34% October 25, 2012
2,600,000	Government of Poland	2,895,750
	6.38% July 15, 2019
6,635,000	Government of Poland	2,337,576
PLN	4.75% April 25, 2012
2,710,000	Government of Poland ‡	873,256
PLN	4.59% January 25, 2013

4,290,400	Government of Russia	5,001,019
	7.50% March 31, 2030
850,000	Government of South Africa	899,937
	5.50% March 9, 2020
28,650,000	Government of Sweden	4,497,649
SEK	1.93% September 21, 2011
28,275,000	Government of Sweden	4,688,385
SEK	5.50% October 8, 2012
1,880,000	Government of Ukraine †	1,936,400
	7.95% February 23, 2021
696,000	Government of United Kingdom	1,158,869
GBP	5.00% March 7, 2012
2,044,000	Government of United Kingdom	3,335,042
GBP	3.25% December 7, 2011
460,000	Government of United Kingdom	755,403
GBP	9.00% July 12, 2011
510,000	Government of Venezuela	512,040
	10.75% September 19, 2013
1,505,000	Government of Vietnam †	1,561,437
	6.75% January 29, 2020
		$154,780,366

Oil & Gas — 0.30%
649,000	Petroleos de Venezuela SA ‡	634,398
	14.58% July 10, 2011
		$634,398

Supranationals — 2.75%
950,000	Corp Andina de Fomento	1,141,675
	8.13% June 4, 2019
6,700,000	European Investment Bank	1,248,551
NOK	5.38% July 16, 2012
42,000,000	Inter-American Development Bank	3,389,816
MXP	7.50% December 5, 2024
		$5,780,042

U.S. Municipal — 1.74%
15,000	Alabama State University Revenue	15,205
	5.00% September 1, 2029
140,000	Bexar County Texas Revenue	142,989
	5.25% August 15, 2047
65,000	City of Detroit Michigan	63,233
	4.50% November 1, 2023
650,000	Illinois Finance Authority	659,601
	5.00% January 1, 2020
215,000	Illinois Municipal Electric Agency	208,008
	5.00% February 1, 2035
150,000	North Carolina Eastern Municipal Power Agency	161,613
	5.25% January 1, 2019
50,000	Philadelphia Pennsylvania	50,437
	5.00% August 1, 2024

195,000	State of California	210,294
	6.65% March 1, 2022
790,000	State of California	864,220
	7.63% March 1, 2040
275,000	State of California	260,928
	5.13% April 1, 2033
110,000	State of California	115,967
	7.30% October 1, 2039
80,000	State of California	86,959
	7.55% April 1, 2039
240,000	State of California	230,926
	5.50% March 1, 2040
285,000	State of California	282,290
	5.25% March 1, 2030
120,000	State of California	106,836
	5.00% April 1, 2038
180,000	Tarrant County Texas Cultural Education Facilities Finance Corp	192,964
	6.25% July 1, 2028
		$3,652,470

TOTAL BONDS — 78.87% (Cost $143,826,171)		$166,035,248

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

11,020,000	Federal Home Loan Bank	11,020,000
	0.00% April 1, 2011
3,500,000	Government of Egypt	562,737
	11.54% August 16, 2011
6,775,000	Government of Egypt	1,049,758
	10.19% December 6, 2011
75,000	Government of Egypt	11,831
	10.01% October 11, 2011
6,925,000	Government of Egypt	1,159,221
	10.02% April 12, 2011
1,625,000	Government of Egypt	261,958
	10.09% August 9, 2011
900,000	Government of Egypt	149,675
	10.23% May 3, 2011
1,275,000	Government of Egypt	208,852
	10.18% June 21, 2011
8,375,000	Government of Egypt	1,280,386
	12.03% January 17, 2012
1,425,000	Government of Egypt	234,427
	10.21% June 7, 2011
1,250,000	Government of Egypt	209,435
	10.18% April 5, 2011
2,000,000	Government of Egypt	325,430
	10.24% July 12, 2011

5,900,000	Government of Egypt	922,398
	10.08% November 8, 2011
425,000	Government of Egypt	67,528
	10.17% September 20, 2011
425,000	Government of Egypt	70,530
	10.08% May 10, 2011
1,500,000	Government of Egypt	247,319
	9.97% May 31, 2011
1,615,000	Government of Israel	455,230
	3.28% November 2, 2011
1,345,000	Government of Israel	377,964
	3.27% December 7, 2011
180,000	Government of Israel	51,462
	2.13% June 1, 2011
2,480,000	Government of Israel	700,835
	2.38% October 5, 2011
65,000	Government of Israel	18,417
	2.19% September 7, 2011
6,405,000	Government of Israel	1,839,839
	2.20% April 6, 2011
3,880,500	Government of Israel	1,106,086
	2.14% July 6, 2011
515,000	Government of Israel	143,479
	3.39% February 29, 2012
4,030,000	Government of Israel	1,129,245
	3.33% January 4, 2012
1,512,000	Government of Israel	429,890
	2.23% August 3, 2011
790,000	Government of Israel	220,708
	3.36% February 1, 2012
690,000	Government of Israel	192,770
	3.36% February 1, 2012
100,000	Government of Malaysia	32,059
	2.84% July 1, 2011
27,630,000	Government of Malaysia	8,855,649
	5.66% October 11, 2011
140,000	Government of Malaysia	44,850
	3.06% March 29, 2012
110,000	Government of Malaysia	35,847
	2.86% September 15, 2011
370,000	Government of Malaysia	120,396
	2.86% October 4, 2011
225,000	Government of Malaysia	74,265
	2.79% April 5, 2011
510,000	Government of Malaysia	163,507
	8.58% August 5, 2011
670,000	Government of Malaysia	219,336
	2.83% July 19, 2011
290,000	Government of Malaysia	94,401
	2.83% September 29, 2011
120,000	Government of Malaysia	39,318
	2.82% July 8, 2011

80,000	Government of Malaysia	25,647
	12.81% June 24, 2011
80,000	Government of Malaysia	26,317
	2.85% May 18, 2011
70,000	Government of Malaysia	22,828
	2.86% September 6, 2011
3,205,000	Government of Malaysia	1,027,039
	2.84% July 28, 2011
60,000	Government of Malaysia	19,672
	2.75% June 30, 2011
70,000	Government of Malaysia	22,532
	2.83% February 24, 2012
660,000	Government of Malaysia	213,577
	2.85% December 15, 2011
900,000	Government of Malaysia	294,142
	2.85% August 9, 2011
3,240,000	Government of Philippines	73,193
	1.90% November 29, 2011
1,380,000	Government of Philippines	31,208
	2.41% January 11, 2012
4,200,000	Government of Philippines	95,335
	1.92% November 16, 2011
630,000	Government of Philippines	14,418
	2.37% July 13, 2011
268,000	Government of United Kingdom	428,949
	0.64% August 8, 2011
500,000	Government of United Kingdom	800,395
	0.63% August 1, 2011
2,310,000	Government of United Kingdom	3,698,353
	0.63% July 25, 2011
1,238,000	Government of Venezuela *	1,234,286
	1.29% April 20, 2011

TOTAL SHORT-TERM INVESTMENTS — 20.02% (Cost $42,179,100)		$42,154,929

TOTAL INVESTMENTS — 98.89% (Cost $186,005,271)		$208,190,177

OTHER ASSETS & LIABILITIES — 1.11%		$2,330,525

TOTAL NET ASSETS — 100%		$210,520,702

Legend

*	Interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2011.
†	Securities are registered pursuant to Rule 144A and may be deemed restricted for resale.
‡	For zero coupon bond, the interest rate shown is the effective yield on date of purchase.

As of March 31, 2011, the Portfolio held the following forward foreign currency contracts:

Currency Purchased	Counterparty	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date		Net Unrealized Appreciation (Depreciation)

AUD	BB	304,000	JPY	24,107,200	February 2012	$	(3,883)
AUD	CIT	304,000	JPY	24,122,400	February 2012		(3,882)
AUD	DB	304,000	JPY	24,130,912	February 2012		(3,882)
CLP	CIT	137,620,000	USD	252,630	May 2011		33,884
CLP	DB	791,429,000	USD	1,465,040	May 2011		184,507
CLP	DB	940,970,000	USD	1,871,712	January 2012		36,304
CLP	JPM	60,820,000	USD	120,412	January 2012		2,909
CLP	MS	233,400,000	USD	459,947	January 2012		14,182
CLP	BB	324,200,000	USD	659,491	February 2012		(3,867)
CLP	CIT	205,770,000	USD	424,049	February 2012		(8,099)
CLP	DB	889,790,000	USD	1,825,345	February 2012		(25,342)
CLP	JPM	356,400,000	USD	736,286	February 2012		(15,516)
CLP	MS	916,570,000	USD	1,891,540	February 2012		(37,318)
CLP	BB	103,100,000	USD	209,723	March 2012		(1,382)
CLP	DB	922,110,000	USD	1,875,477	March 2012		(14,052)
CLP	JPM	109,000,000	USD	218,766	March 2012		1,015
CLP	MS	47,000,000	USD	95,567	March 2012		(706)
CLP	DB	119,850,000	USD	239,207	April 2012		2,212
GBP	BB	557,250	USD	885,158	March 2012		2,397
GBP	DB	277,818	USD	442,581	March 2012		(78)
GBP	MS	277,781	USD	442,580	March 2012		(137)
GBP	CS	334,170	USD	531,096	April 2012		1,150
ILS	MS	969,533	USD	270,852	March 2012		4,329
INR	DB	52,965,000	USD	1,167,444	April 2011		17,769
INR	JPM	58,459,000	USD	1,290,439	April 2011		17,098
INR	DB	58,455,000	USD	1,226,498	June 2011		69,117
INR	HSB	37,823,000	USD	789,197	June 2011		49,289
INR	JPM	8,994,000	USD	188,633	June 2011		10,349
INR	CIT	3,772,000	USD	78,144	July 2011		4,929
INR	DB	13,601,000	USD	280,725	July 2011		19,156
INR	JPM	18,305,000	USD	377,479	July 2011		25,960
INR	DB	51,864,000	USD	1,116,066	October 2011		7,376
INR	HSB	42,468,000	USD	917,510	October 2011		2,414
INR	HSB	64,100,000	USD	1,331,537	February 2012		35,394
INR	JPM	10,300,000	USD	213,604	February 2012		6,072
KRW	JPM	9,272,549,000	USD	8,119,570	February 2012		181,736
MYR	JPM	2,220,463	USD	682,905	April 2011		50,952
MYR	JPM	4,135,000	USD	1,262,557	June 2011		101,229
MYR	DB	120,000	USD	36,898	July 2011		2,639
MYR	JPM	70,000	USD	21,568	July 2011		1,491
MYR	HSB	1,300,000	USD	404,342	August 2011		23,667
MYR	DB	2,083,735	USD	664,312	October 2011		19,816
MYR	HSB	2,850,000	USD	897,638	November 2011		36,610

MYR	JPM	1,886,213	USD	595,790	December 2011	21,915
MYR	HSB	692,000	USD	223,543	February 2012	2,514
NOK	BB	5,165,000	EUR	642,749	August 2011	3,670
NOK	UBS	10,330,000	EUR	1,281,439	August 2011	13,485
NOK	BB	30,878,000	EUR	3,759,046	October 2011	140,878
NOK	MS	3,823,880	EUR	460,256	November 2011	22,658
NOK	UBS	11,373,700	EUR	1,374,171	November 2011	61,571
NOK	UBS	1,970,000	EUR	238,788	December 2011	8,805
NOK	DB	13,102,000	EUR	1,647,739	February 2012	(21,717)
NOK	UBS	15,731,200	EUR	1,980,855	February 2012	(28,969)
PHP	HSB	10,000,000	USD	221,312	September 2011	8,996
PHP	CIT	6,315,000	USD	142,783	October 2011	2,638
PHP	DB	116,396,000	USD	2,621,104	October 2011	59,130
PHP	HSB	103,647,000	USD	2,331,792	October 2011	54,863
PHP	JPM	48,801,000	USD	1,102,540	October 2011	21,177
PHP	DB	11,290,000	USD	262,314	November 2011	(2,425)
PHP	DB	8,722,000	USD	196,004	January 2012	4,605
PHP	HSB	26,469,000	USD	592,588	January 2012	16,185
PHP	JPM	42,911,000	USD	968,202	January 2012	18,808
PHP	DB	35,700,000	USD	803,312	February 2012	17,646
PHP	HSB	42,300,000	USD	953,359	February 2012	19,358
PHP	JPM	13,900,000	USD	313,063	February 2012	6,567
PLN	MS	1,341,000	EUR	315,700	May 2011	15,720
PLN	DB	12,790,000	EUR	3,117,459	August 2011	(40,281)
SEK	UBS	9,747,000	EUR	1,014,865	June 2011	98,951
SEK	UBS	13,000,000	EUR	1,366,968	August 2011	100,307
SEK	DB	50,522,868	EUR	5,447,914	December 2011	127,145
SGD	BB	628,781	USD	492,520	February 2012	6,756
SGD	DB	4,515,000	USD	3,538,820	February 2012	46,289
SGD	HSB	2,291,300	USD	1,795,898	February 2012	23,468
SGD	DB	1,583,700	USD	1,238,337	March 2012	19,316
SGD	HSB	1,528,000	USD	1,195,727	March 2012	17,693
SGD	JPM	1,092,000	USD	853,859	March 2012	13,321
USD	DB	944,580	EUR	699,000	April 2011	(45,886)
USD	HSB	1,982,967	EUR	1,461,000	April 2011	(87,099)
USD	UBS	2,029,869	EUR	1,507,000	April 2011	(105,270)
USD	DB	1,277,908	EUR	1,005,000	May 2011	(145,094)
USD	BB	203,492	EUR	160,800	August 2011	(23,611)
USD	JPM	582,562	EUR	461,435	August 2011	(69,070)
USD	UBS	1,327,036	EUR	1,048,692	August 2011	(154,029)
USD	DB	1,329,232	EUR	956,000	October 2011	(18,489)
USD	HSB	1,977,452	EUR	1,416,000	October 2011	(19,345)
USD	DB	1,006,085	EUR	725,000	November 2011	(15,716)
USD	BB	480,990	EUR	364,000	December 2011	(31,419)
USD	DB	507,488	EUR	390,000	December 2011	(41,696)
USD	HSB	322,966	EUR	246,482	December 2011	(24,077)
USD	CIT	2,837,361	EUR	2,104,547	January 2012	(121,075)
USD	DB	6,996,807	EUR	5,192,000	January 2012	(301,599)
USD	BB	2,189,452	EUR	1,619,000	February 2012	(85,336)
USD	CIT	919,970	EUR	681,000	February 2012	(36,921)
USD	DB	1,660,431	EUR	1,234,000	February 2012	(73,183)

USD	HSB	1,090,971	EUR	810,000	February 2012		(47,157)
USD	JPM	734,342	EUR	549,000	February 2012		(36,876)
USD	UBS	10,020,349	EUR	7,382,000	February 2012		(353,276)
USD	DB	347,103	EUR	248,000	March 2012		(848)
USD	HSB	233,558	EUR	169,000	March 2012		(3,690)
USD	MS	662,673	EUR	479,000	March 2012		(9,763)
USD	UBS	875,787	EUR	633,000	March 2012		(12,838)
USD	CIT	134,201	JPY	12,300,000	April 2011		(13,729)
USD	UBS	134,130	JPY	12,300,000	April 2011		(13,800)
USD	CIT	1,221,595	JPY	108,812,000	May 2011		(87,419)
USD	DB	814,396	JPY	72,750,000	May 2011		(60,790)
USD	UBS	1,221,588	JPY	108,758,000	May 2011		(86,776)
USD	BB	2,546,861	JPY	215,294,000	August 2011		(45,743)
USD	CIT	854,121	JPY	72,432,000	August 2011		(18,087)
USD	CS	845,894	JPY	71,901,000	August 2011		(19,919)
USD	DB	1,882,880	JPY	159,757,000	August 2011		(40,850)
USD	HSB	2,892,074	JPY	242,351,000	August 2011		(26,317)
USD	JPM	1,802,705	JPY	153,108,000	August 2011		(40,985)
USD	MS	335,515	JPY	28,500,000	August 2011		(7,671)
USD	UBS	1,561,838	JPY	131,995,000	August 2011		(27,586)
USD	JPM	590,762	JPY	49,941,000	September 2011		(10,732)
USD	BA	910,845	JPY	75,418,000	November 2011		1,285
USD	BB	4,589,341	JPY	377,170,000	November 2011		41,208
USD	CIT	799,093	JPY	65,230,958	November 2011		12,554
USD	DB	854,436	JPY	69,943,000	November 2011		11,093
USD	HSB	220,796	JPY	18,251,000	November 2011		729
USD	JPM	426,812	JPY	34,926,000	November 2011		5,689
USD	UBS	810,163	JPY	65,703,500	November 2011		17,949
USD	DB	808,042	JPY	67,625,000	December 2011		(7,579)
USD	BB	1,843,926	JPY	151,970,000	January 2012		9,319
USD	CIT	172,176	JPY	14,230,000	January 2012		421
USD	DB	1,086,014	JPY	89,268,441	January 2012		8,279
USD	HSB	1,765,107	JPY	144,999,132	January 2012		14,585
USD	UBS	1,452,974	JPY	119,640,000	January 2012		8,632
USD	DB	136,424	JPY	11,207,270	February 2012		1,064
USD	HSB	1,139,460	JPY	93,958,000	February 2012		4,593
USD	JPM	933,363	JPY	77,230,000	February 2012		480
USD	MS	1,132,610	JPY	92,549,000	February 2012		19,975
USD	CGM	335,383	JPY	26,945,000	March 2012		9,743
USD	HSB	573,538	JPY	46,600,000	March 2012		10,549
USD	JPM	573,327	JPY	46,600,000	March 2012		10,338
USD	MS	201,583	JPY	16,200,000	March 2012		5,800
USD	UBS	1,133,389	JPY	91,761,410	March 2012		24,614
USD	HSB	204,170	NZD	271,246	August 2011		(877)

					Net Depreciation	$	(424,473)

Currency Abbreviations:

AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
EGP	Egyptian Pound
EUR	Euro Dollar
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXP	Mexican Peso
MYR	Malaysia Ringgit
NOK	Norway Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar

Counterparty Abbreviations:

BA	Bank of America Corp.
BB	Barclays Bank PLC
CGM	Citigroup Global Markets
CIT	Citibank, NA
CS	Credit Suisse Group AG
DB	Deutsche Bank
HSB	HSBC Bank USA, N.A.
JPM	JP Morgan Chase & Co.
MS	Morgan Stanley
UBS	UBS AG
Management determines the Portfolio’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total net assets. These industry classifications are unaudited.

See Summary of Investments by Country following Schedule of Investments.

See notes following Schedule of Investments.

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO

SUMMARY OF INVESTMENTS BY COUNTRY

MARCH 31, 2011

UNAUDITED

Country	Values ($)	% of Portfolio Investment
Argentina	2,208,545	1.06%
Australia	23,593,456	11.36%
Belgium	884,014	0.42%
Brazil	12,141,962	5.83%
Egypt	8,504,160	4.08%
European Community	4,531,491	2.18%
France	5,316,120	2.55%
Germany	1,187,972	0.57%
Hungary	5,116,227	2.45%
Indonesia	8,826,495	4.25%
Iraq	747,763	0.36%
Israel	10,252,212	4.92%
Lithuania	1,648,480	0.79%
Malaysia	15,895,171	7.64%
Mexico	8,391,536	4.03%
Netherlands	5,344,030	2.57%
Norway	1,248,551	0.60%
Peru	3,525,642	1.69%
Philippines	1,060,010	0.52%
Poland	14,245,655	6.84%
Russia	5,001,019	2.40%
South Africa	899,937	0.43%
South Korea	27,705,653	13.30%
Sweden	9,186,034	4.41%
Ukraine	1,936,400	0.93%
United Kingdom	10,177,011	4.89%
United States	14,672,470	7.04%
Venezuela	2,380,724	1.14%
Vietnam	1,561,437	0.75%

	208,190,177	100.00%

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO

NOTES TO SCHEDULE OF INVESTMENTS

MARCH 31, 2011

UNAUDITED

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty portfolios. Interests in the Maxim Global Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek current income with capital appreciation and growth of income. The Portfolio is non-diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are series of the fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Fixed Income:
Corporate Bonds and Notes; Government and Government Agency Bonds and Notes (Domestic and Foreign)

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Municipal Bonds

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields and material event notices.

Derivative Investments:
Forward Foreign Currency Contracts	Reported trades, swap curves, currency volatility, net present value of cash flows and news sources.

Short-term Investments:	Amortized cost.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of March 31, 2011, 100% of the Portfolio’s investments are valued using Level 2 inputs. At no point during the period did the Portfolio hold securities valued with Level 3 inputs. A breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the period.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities.

The Portfolio invests in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

Restricted Securities

The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at March 31, 2011 were $4,188,252, $4,358,922 and 2.07%, respectively.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Forward Currency Transactions

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. Upon closing of such contract there is a gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold is determined on a specific lot selection.

Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and distributes substantially all of its net taxable income and net capital gains each year. The Portfolio is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

The Portfolio is not subject to examination by U.S. federal tax authorities for tax years before 2007, or state tax authorities for tax years before 2006.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), net capital losses recognized after December 31, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

2.	UNREALIZED APPRECIATION (DEPRECIATION)

At March 31, 2011, the U.S. Federal income tax cost basis was $185,410,609. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $24,114,757 and gross depreciation of securities in which there was an excess of tax cost over value of $1,335,189 resulting in net appreciation of $22,779,568.

3.	DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio captures potential returns from changes in international exchange rates or reduces the risk of undesired currency exposure by entering into currency forward contracts. The Portfolio uses forward foreign currency contracts when it is determined that it is more cost or tax efficient to use derivative instruments rather than investing directly in the underlying bond or currency market.

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2011

UNAUDITED

COMMON STOCK

Shares		Value ($)

Aerospace & Defense — 2.91%
25,942	AAR Corp *	719,112
10,114	Aerovironment Inc *	353,687
5,917	American Science & Engineering Inc	546,494
16,690	Ceradyne Inc *	752,385
10,591	Cubic Corp	608,983
30,406	Curtiss-Wright Corp	1,068,467
20,306	Esterline Technologies Corp *	1,436,040
40,247	GenCorp Inc *	240,677
29,918	Moog Inc Class A *	1,373,535
39,024	Orbital Sciences Corp *	738,334
24,430	Teledyne Technologies Inc *	1,263,275
10,859	Triumph Group Inc	960,479
		$10,061,468
Agriculture — 0.34%
76,903	Darling International Inc *	1,181,999
		$1,181,999

Air Freight — 0.43%
19,550	Forward Air Corp	598,817
24,611	HUB Group Inc Class A *	890,672
		$1,489,489

Airlines — 0.30%
10,091	Allegiant Travel Co †	442,087
35,489	SkyWest Inc	600,474
		$1,042,561

Auto Parts & Equipment — 0.29%
12,269	Drew Industries Inc	273,967
20,916	Spartan Motors Inc	143,484
13,351	Standard Motor Products Inc	184,644
15,505	Superior Industries International Inc	397,548
		$999,643

Automobiles — 0.07%
18,658	Winnebago Industries Inc *	249,457
		$249,457

Banks — 5.50%
8,528	Bank of the Ozarks Inc	372,759

50,543	Boston Private Financial Holdings Inc	357,339
10,334	City Holding Co †	365,410
25,811	Columbia Banking System Inc	494,797
21,994	Community Bank System Inc	533,794
15,236	First BanCorp * †	76,180
61,370	First Commonwealth Financial Corp †	420,385
38,288	First Financial Bancorp	639,027
13,747	First Financial Bankshares Inc †	706,183
48,883	First Midwest Bancorp Inc	576,331
47,049	Glacier Bancorp Inc †	708,088
22,674	Hancock Holding Co †	744,614
100,196	Hanmi Financial Corp * †	124,243
14,068	Home Bancshares Inc	320,047
13,860	Independent Bank Corp (MA)	374,359
25,808	Nara Bancorp Inc *	248,273
82,156	National Penn Bancshares Inc	635,888
22,894	NBT Bancorp Inc	521,754
63,462	Old National Bancorp	680,313
22,792	Pinnacle Financial Partners Inc *	376,980
38,856	PrivateBancorp Inc	594,108
16,734	S&T Bancorp Inc †	360,952
27,040	Signature Bank *	1,525,056
11,059	Simmons First National Corp	299,588
20,043	Sterling Bancorp	200,631
68,444	Sterling Bancshares Inc	589,303
86,909	Susquehanna Bancshares Inc	812,599
24,870	Texas Capital Bancshares Inc *	646,371
5,524	Tompkins Financial Corp	229,522
19,594	UMB Financial Corp	731,934
75,657	Umpqua Holdings Corp	865,516
25,293	United Bankshares Inc †	670,770
64,075	United Community Banks Inc * †	151,858
64,579	Whitney Holding Corp	879,566
58,414	Wilmington Trust Corp	264,031
11,757	Wilshire Bancorp Inc	57,609
23,351	Wintrust Financial Corp	858,149
		$19,014,327

Biotechnology — 2.11%
47,490	Affymetrix Inc *	247,423
28,328	ArQule Inc *	202,828
20,098	Cambrex Corp *	110,539
39,693	Cubist Pharmaceuticals Inc *	1,001,851
11,343	Dionex Corp *	1,339,041
14,412	Emergent Biosolutions Inc *	348,194
21,757	Enzo Biochem Inc *	91,162
28,438	eResearchTechnology Inc *	192,525
9,246	Kendle International Inc *	99,025
38,473	PAREXEL International Corp *	957,978
49,074	Regeneron Pharmaceuticals Inc *	2,205,385
47,621	Savient Pharmaceuticals Inc * †	504,783
		$7,300,734

Broadcast/Media — 0.51%
17,740	Arbitron Inc	710,132
104,282	Live Nation Entertainment Inc *	1,042,820
		$1,752,952

Building Materials — 0.88%
8,016	AAON Inc	263,726
18,277	Apogee Enterprises Inc	241,074
20,094	Gibraltar Industries Inc *	239,721
31,373	Griffon Corp *	411,927
11,419	NCI Building Systems Inc *	144,679
25,276	Quanex Building Products Corp	496,168
26,812	Simpson Manufacturing Co Inc	789,882
12,630	Universal Forest Products Inc	462,890
		$3,050,067

Chemicals — 2.15%
20,543	A Schulman Inc	507,823
14,928	American Vanguard Corp	129,575
16,581	Arch Chemicals Inc	689,604
18,812	Balchem Corp	705,826
37,090	Calgon Carbon Corp *	588,989
32,906	HB Fuller Co	706,821
13,462	Koppers Holdings Inc	574,827
10,969	LSB Industries Inc *	434,811
20,407	OM Group Inc *	745,672
62,829	PolyOne Corp	892,800
7,528	Quaker Chemical Corp	302,400
5,049	Stepan Co	366,053
26,996	STR Holdings Inc * †	517,783
14,480	Zep Inc	252,097
		$7,415,081

Communications - Equipment — 2.13%
80,763	Arris Group Inc *	1,028,921
7,995	Bel Fuse Inc Class B	175,970
11,464	Black Box Corp	402,959
29,079	Blue Coat Systems Inc *	818,865
18,213	Comtech Telecommunications Corp	495,029
15,829	DG FastChannel Inc *	510,010
17,212	Digi International Inc *	181,759
10,440	EMS Technologies Inc *	205,198
64,557	Harmonic Inc *	605,545
24,322	NETGEAR Inc *	789,006
18,653	Network Equipment Technologies Inc *	70,322
13,536	Oplink Communications Inc *	263,817
12,574	PC-Tel Inc *	96,442
27,818	Symmetricom Inc *	170,524
45,174	Tekelec *	366,813
6,884	Tollgrade Communications Inc *	69,391
27,757	ViaSat Inc *	1,105,839
		$7,356,410

Computer Hardware & Systems — 0.82%
19,514	Avid Technology Inc *	435,162
15,624	Hutchinson Technology Inc * †	44,060
32,439	Intermec Inc *	350,017
14,356	Intevac Inc *	178,445
21,642	Novatel Wireless Inc *	118,165
19,342	Smith Micro Software Inc *	181,041
13,770	Stratasys Inc *	647,190

17,238	Super Micro Computer Inc *	276,498
22,719	Synaptics Inc * †	613,867
		$2,844,445

Computer Software & Services — 4.73%
29,757	Blackbaud Inc	810,581
22,290	Bottomline Technologies Inc *	560,371
29,074	CommVault Systems Inc *	1,159,471
16,723	comScore Inc *	493,496
27,391	DealerTrack Holdings Inc *	628,897
25,074	Ebix Inc *	593,000
29,845	Epicor Software Corp *	330,384
21,895	EPIQ Systems Inc	314,412
22,744	InfoSpace Inc *	196,963
9,071	Interactive Intelligence Inc *	351,138
30,101	j2 Global Communications Inc *	888,281
27,763	JDA Software Group Inc *	840,108
20,541	Knot Inc *	247,519
11,058	Liquidity Services Inc *	197,496
10,974	LogMeIn Inc * †	462,664
14,361	Manhattan Associates Inc *	469,892
5,415	MicroStrategy Inc Class A *	728,209
22,926	Netscout Systems Inc *	626,338
20,073	Perficient Inc *	241,077
44,730	Progress Software Corp *	1,301,196
22,334	Radiant Systems Inc *	395,312
18,325	Sourcefire Inc *	504,121
16,379	Synchronoss Technologies Inc *	569,170
57,151	Take-Two Interactive Software Inc *	878,411
27,248	Taleo Corp *	971,391
44,966	THQ Inc *	205,045
17,002	Tyler Technologies Inc *	403,117
57,916	United Online Inc	365,161
26,731	Websense Inc *	614,011
		$16,347,232

Conglomerates — 0.19%
8,403	Standex International Corp	318,390
15,268	Tredegar Corp	329,483
		$647,873

Containers — 0.07%
23,798	Myers Industries Inc	236,314
		$236,314
Cosmetics & Personal Care — 0.16%
8,911	Medifast Inc * †	175,992
32,811	Prestige Brands Holdings Inc *	377,327
		$553,319

Distributors — 0.46%
24,836	Applied Industrial Technologies Inc	826,045
11,775	Audiovox Corp Class A *	94,200
17,080	Kaman Corp	601,216
2,844	Lawson Products Inc	65,526
		$1,586,987

Electric Companies — 1.09%
20,440	ALLETE Inc	796,547
8,959	Central Vermont Public Service Corp	208,655
28,487	El Paso Electric Co *	866,005
33,280	UIL Holdings Corp	1,015,705
24,459	UniSource Energy Corp	883,704
		$3,770,616

Electronic Instruments & Equipment — 5.27%
13,226	Agilysys Inc * †	75,917
18,904	Anixter International Inc	1,321,201
22,071	AO Smith Corp	978,628
8,118	AZZ Inc	370,181
31,510	Belden Inc	1,183,201
40,900	Benchmark Electronics Inc *	775,873
35,128	Brady Corp Class A	1,253,718
44,433	Brightpoint Inc *	481,654
26,223	Checkpoint Systems Inc *	589,493
27,566	Cognex Corp	778,740
23,046	CTS Corp	248,897
23,428	Daktronics Inc	251,851
11,491	DTS Inc *	535,825
15,451	Electro Scientific Industries Inc *	268,229
12,695	Encore Wire Corp	308,996
10,915	FARO Technologies Inc *	436,600
16,995	Gerber Scientific Inc *	159,073
16,767	II-VI Inc *	834,158
30,406	Insight Enterprises Inc *	517,814
15,071	Littelfuse Inc	860,554
12,690	LoJack Corp *	59,516
10,318	MTS Systems Corp	469,985
23,962	Newport Corp *	427,243
12,363	OSI Systems Inc *	463,983
13,701	Park Electrochemical Corp	441,857
27,072	Plexus Corp *	949,144
5,656	Powell Industries Inc *	223,073
26,994	Pulse Electronics Corp	163,314
16,488	RadiSys Corp *	142,786
19,088	Rofin-Sinar Technologies Inc *	753,976
10,564	Rogers Corp *	476,014
18,007	ScanSource Inc *	684,086
15,559	SYNNEX Corp *	509,246
12,533	Vicor Corp	206,669
		$18,201,495

Electronics - Semiconductor — 4.93%
25,591	Advanced Energy Industries Inc *	418,413
20,653	ATMI Inc *	389,929
43,618	Brooks Automation Inc *	598,875
15,543	Cabot Microelectronics Corp *	812,122
14,362	Ceva Inc *	383,896
15,971	Cohu Inc	245,315
20,113	Cymer Inc *	1,137,993
24,263	Diodes Inc *	826,398
14,656	DSP Group Inc *	112,851
30,181	Exar Corp *	181,690

25,768	FEI Co *	868,897
16,685	Hittite Microwave Corp *	1,064,002
44,701	Kopin Corp *	205,178
47,388	Kulicke & Soffa Industries Inc *	443,078
33,423	Micrel Inc	450,542
57,199	Microsemi Corp *	1,184,591
34,509	MKS Instruments Inc	1,149,150
24,177	Monolithic Power Systems Inc *	343,072
16,863	Pericom Semiconductor Corp *	174,869
19,228	Power Integrations Inc	737,009
20,037	Rudolph Technologies Inc *	219,205
17,891	Sigma Designs Inc *	231,688
15,436	Standard Microsystems Corp *	380,652
8,429	Supertex Inc *	187,798
33,731	Tessera Technologies Inc *	615,928
108,414	TriQuint Semiconductor Inc *	1,399,625
16,891	Ultratech Inc *	496,595
27,067	Veeco Instruments Inc * †	1,376,086
16,142	Volterra Semiconductor Corp *	400,806
		$17,036,253

Engineering & Construction — 1.45%
25,244	Comfort Systems USA Inc	355,183
23,723	Dycom Industries Inc *	411,357
29,532	Eagle Materials Inc	893,638
44,441	EMCOR Group Inc *	1,376,338
41,328	Headwaters Inc *	243,835
25,873	Insituform Technologies Inc Class A *	692,103
17,729	Orion Marine Group Inc *	190,409
18,383	Texas Industries Inc †	831,463
		$4,994,326

Financial Services — 0.62%
28,349	Interactive Brokers Group Inc Class A	450,466
11,423	Portfolio Recovery Associates Inc *	972,440
59,035	Prospect Capital Corp †	720,817
		$2,143,723

Food & Beverages — 2.61%
12,104	Andersons Inc	589,707
31,437	B&G Foods Inc	590,072
6,052	Boston Beer Co Inc Class A *	560,536
8,169	Calavo Growers Inc †	178,493
8,961	Cal-Maine Foods Inc †	264,350
14,386	Diamond Foods Inc	802,739
28,309	Hain Celestial Group Inc *	913,815
9,357	J&J Snack Foods Corp	440,434
8,110	Nash Finch Co	307,693
12,424	Sanderson Farms Inc	570,510
5,986	Seneca Foods Corp Class A *	178,802
30,899	Snyders-Lance Inc	613,345
15,237	Spartan Stores Inc	225,355
23,327	TreeHouse Foods Inc *	1,326,606
32,111	United Natural Foods Inc * ~	1,439,215
		$9,001,672

Gold, Metals & Mining — 0.98%
10,703	AM Castle & Co *	202,073
17,024	AMCOL International Corp	612,523
37,871	Century Aluminum Co *	707,430
9,795	Kaiser Aluminum Corp	482,404
13,576	Materion Corp *	553,901
6,045	Olympic Steel Inc	198,336
19,845	RTI International Metals Inc *	618,172
		$3,374,839

Health Care Related — 6.00%
7,268	Air Methods Corp *	488,773
5,335	Almost Family Inc *	200,809
19,745	Amedisys Inc *	691,075
32,934	AMERIGROUP Corp * ~	2,116,009
26,797	AMN Healthcare Services Inc *	232,062
20,531	AmSurg Corp *	522,309
16,517	Bio-Reference Laboratories Inc *	370,641
26,079	Catalyst Health Solutions Inc * ~	1,458,598
33,125	Centene Corp *	1,092,463
13,871	Chemed Corp	923,947
7,411	Computer Programs & Systems Inc	476,379
4,299	Corvel Corp *	228,621
19,969	Cross Country Healthcare Inc *	156,357
8,957	Ensign Group Inc	285,997
19,585	Gentiva Health Services Inc *	548,968
22,267	Hanger Orthopedic Group Inc *	579,610
43,519	Healthspring Inc * ~	1,626,305
22,016	Healthways Inc *	338,386
18,568	HMS Holdings Corp * ~	1,519,791
10,827	IPC The Hospitalist Co Inc *	491,654
6,196	Landauer Inc	381,178
12,197	LCA-Vision Inc *	82,330
10,338	LHC Group Inc *	310,140
22,027	Magellan Health Services Inc *	1,081,085
13,941	MedCath Corp *	194,477
11,457	Molina Healthcare Inc *	458,280
8,200	MWI Veterinary Supply Inc *	661,576
21,128	Omnicell Inc *	321,991
19,497	PharMerica Corp *	223,046
36,539	PSS World Medical Inc *	992,034
12,764	Quality Systems Inc †	1,063,752
16,578	RehabCare Group Inc *	611,231
		$20,729,874

Homebuilding — 0.30%
12,704	M/I Homes Inc *	190,433
21,130	Meritage Homes Corp *	509,867
4,601	Skyline Corp	92,250
67,291	Standard Pacific Corp * †	250,995
		$1,043,545

Hotels/Motels — 0.17%
27,270	Interval Leisure Group Inc *	445,865
13,729	Marcus Corp	149,646
		$595,511

Household Goods — 0.89%
3,719	Blyth Inc	120,830
34,699	Central Garden & Pet Co *	319,578
19,109	Ethan Allen Interiors Inc	418,487
20,297	Helen of Troy Ltd *	596,732
13,563	Kid Brands Inc *	99,688
34,403	La-Z-Boy Inc *	328,549
3,473	National Presto Industries Inc	391,338
10,017	Universal Electronics Inc *	296,102
11,473	WD-40 Co	485,767
		$3,057,071

Insurance Related — 2.44%
12,047	AMERISAFE Inc *	266,359
35,806	Delphi Financial Group Inc Class A	1,099,602
14,922	eHealth Inc * †	198,463
25,371	Employers Holdings Inc	524,165
26,209	Horace Mann Educators Corp	440,311
8,403	Infinity Property & Casualty Corp	499,894
35,942	Meadowbrook Insurance Group Inc	372,000
29,466	National Financial Partners Corp *	434,623
8,069	Navigators Group Inc *	415,553
13,333	Presidential Life Corp	127,063
20,200	ProAssurance Corp *	1,280,074
11,130	RLI Corp	641,645
9,881	Safety Insurance Group Inc	455,613
35,255	Selective Insurance Group Inc	609,912
11,842	Stewart Information Services Corp	124,104
27,787	Tower Group Inc	667,722
13,775	United Fire & Casualty Co	278,393
		$8,435,496

Investment Bank/Brokerage Firm — 1.00%
27,943	Investment Technology Group Inc *	508,283
23,982	LaBranche & Co Inc *	94,249
27,951	optionsXpress Holdings Inc	511,783
9,618	Piper Jaffray Cos Inc *	398,474
22,815	Stifel Financial Corp * ~	1,637,889
19,639	SWS Group Inc	119,209
25,303	TradeStation Group Inc *	177,627
		$3,447,514

Leisure & Entertainment — 1.41%
7,620	Arctic Cat Inc *	118,491
59,246	Brunswick Corp ~	1,506,626
43,523	Callaway Golf Co	296,827
18,505	JAKKS Pacific Inc *	358,072
7,789	Monarch Casino & Resort Inc *	81,005
19,044	Multimedia Games Holding Co Inc *	109,122
41,173	Pinnacle Entertainment Inc *	560,776
32,181	Pool Corp	775,884
14,283	RC2 Corp *	401,352
35,779	Shuffle Master Inc *	382,120
12,696	Sturm Ruger & Co Inc	291,627
		$4,881,902

Machinery — 4.11%
45,663	Actuant Corp Class A	1,324,227
18,385	Albany International Corp Class A	457,787
13,112	Astec Industries Inc *	488,946
9,876	Badger Meter Inc	406,990
30,113	Barnes Group Inc	628,759
33,200	Briggs & Stratton Corp	751,980
6,185	Cascade Corp	275,727
11,153	CIRCOR International Inc	524,414
33,562	CLARCOR Inc ~	1,507,941
13,805	EnPro Industries Inc *	501,398
17,484	ESCO Technologies Inc	667,015
42,129	Federal Signal Corp	274,260
18,435	John Bean Technologies Corp	354,505
21,676	Kaydon Corp	849,482
8,284	Lindsay Corp †	654,602
10,949	Lydall Inc *	97,337
25,286	Mueller Industries Inc	925,973
30,260	Robbins & Myers Inc	1,391,657
20,632	Toro Co	1,366,251
19,593	Watts Water Technologies Inc Class A	748,257
		$14,197,508

Manufacturing — 0.36%
20,300	Mercury Computer Systems Inc *	429,548
23,604	Methode Electronics Inc	285,136
28,767	TTM Technologies Inc *	522,409
		$1,237,093

Medical Products — 3.41%
15,160	Abaxis Inc *	437,214
45,701	Align Technology Inc *	935,957
51,252	American Medical Systems Holdings Inc *	1,109,093
8,508	Analogic Corp	481,127
8,185	Cantel Medical Corp	210,764
18,512	CONMED Corp *	486,495
17,524	CryoLife Inc *	106,896
15,913	Cyberonics Inc *	506,193
15,158	Greatbatch Inc *	401,081
16,960	Haemonetics Corp *	1,111,127
7,799	ICU Medical Inc *	341,440
13,462	Integra LifeSciences Holdings Corp *	638,368
21,374	Invacare Corp	665,159
5,618	Kensey Nash Corp *	139,944
27,244	Meridian Bioscience Inc	653,584
19,128	Merit Medical Systems Inc *	375,291
19,034	Natus Medical Inc *	319,771
15,496	Neogen Corp *	641,224
12,274	Palomar Medical Technologies Inc *	182,269
12,037	SurModics Inc *	150,463
24,432	Symmetry Medical Inc *	239,434
22,263	West Pharmaceutical Services Inc	996,715
14,513	Zoll Medical Corp *	650,328
		$11,779,937

Miscellaneous — 0.95%
20,637	Dolan Co *	250,533
9,455	Exponent Inc *	421,788
12,410	G&K Services Inc Class A	412,633
44,293	Healthcare Services Group Inc	778,671
24,674	Mobile Mini Inc *	592,670
34,882	Navigant Consulting Inc *	348,471
10,471	School Specialty Inc *	149,735
13,110	Viad Corp	313,853
		$3,268,354

Office Equipment & Supplies — 0.71%
42,989	Interface Inc Class A	794,867
27,491	SYKES Enterprises Inc *	543,497
15,451	United Stationers Inc	1,097,793
		$2,436,157

Oil & Gas — 6.39%
15,600	BASiC Energy Services Inc *	397,956
23,855	Bristow Group Inc *	1,128,341
12,643	CARBO Ceramics Inc ~	1,784,180
8,453	Contango Oil & Gas Co *	534,568
12,268	GeoResources Inc *	383,620
9,239	Gulf Island Fabrication Inc	297,219
24,825	Gulfport Energy Corp *	897,424
29,430	Holly Corp ~	1,788,167
15,501	Hornbeck Offshore Services Inc *	478,206
100,716	ION Geophysical Corp *	1,278,086
20,450	Lufkin Industries Inc ~	1,911,462
17,306	Matrix Service Co *	240,553
33,829	Oil States International Inc * ~	2,575,740
29,889	Penn Virginia Corp	506,917
15,698	Petroleum Development Corp *	753,661
37,349	Petroquest Energy Inc *	349,587
35,167	Pioneer Drilling Co *	485,305
14,279	SEACOR Holdings Inc	1,320,236
32,706	Stone Energy Corp *	1,091,399
28,041	Swift Energy Co *	1,196,790
51,236	TETRA Technologies Inc *	789,034
46,323	World Fuel Services Corp ~	1,881,177
		$22,069,628

Paper & Forest Products — 0.94%
25,495	Buckeye Technologies Inc	694,229
7,574	Clearwater Paper Corp *	616,524
7,036	Deltic Timber Corp	470,286
24,811	KapStone Paper & Packaging Corp *	426,005
10,089	Neenah Paper Inc	221,655
11,629	Schweitzer-Mauduit International Inc	588,544
31,918	Wausau Paper Corp	243,853
		$3,261,096

Personal Loans — 1.11%
19,691	Cardtronics Inc *	400,712
19,770	Cash America International Inc	910,409
33,319	EZCORP Inc Class A *	1,045,883

20,975	First Cash Financial Services Inc *	809,635
10,350	World Acceptance Corp * †	674,820
		$3,841,459

Pharmaceuticals — 1.11%
6,689	Hi-Tech Pharmacal Co Inc *	134,650
23,482	Par Pharmaceutical Cos Inc *	729,820
40,958	Questcor Pharmaceuticals Inc *	590,205
38,773	Salix Pharmaceuticals Ltd *	1,358,218
52,184	ViroPharma Inc *	1,038,462
		$3,851,355

Pollution Control — 0.53%
31,836	ABM Industries Inc	808,316
41,586	Tetra Tech Inc *	1,026,758
		$1,835,074

Printing & Publishing — 0.17%
6,587	Consolidated Graphics Inc *	359,848
20,669	EW Scripps Co *	204,623
7,142	Standard Register Co	23,711
		$588,182

Real Estate — 7.70%
26,338	Acadia Realty Trust REIT	498,315
87,427	BioMed Realty Trust Inc REIT ~	1,662,862
30,309	Cedar Shopping Centers Inc REIT	182,763
53,232	Colonial Properties Trust REIT †	1,024,716
111,344	DiamondRock Hospitality Co REIT	1,243,712
18,039	EastGroup Properties Inc REIT	793,175
30,623	Entertainment Properties Trust REIT ~	1,433,769
58,650	Extra Space Storage Inc REIT	1,214,641
23,814	Forestar Group Inc *	452,942
47,455	Franklin Street Properties Corp REIT	667,692
16,502	Getty Realty Corp REIT	377,566
44,864	Healthcare Realty Trust Inc REIT	1,018,413
25,302	Home Properties Inc REIT ~	1,491,553
51,400	Inland Real Estate Corp REIT	490,356
34,940	Kilroy Realty Corp REIT	1,356,720
40,070	Kite Realty Group Trust REIT	212,772
50,481	LaSalle Hotel Properties REIT	1,362,987
84,476	Lexington Realty Trust REIT †	789,851
20,025	LTC Properties Inc REIT	567,508
74,615	Medical Properties Trust Inc REIT	863,296
23,791	Mid-America Apartment Communities Inc REIT ~	1,527,382
55,808	National Retail Properties Inc REIT	1,458,263
14,042	Parkway Properties Inc REIT	238,714
36,626	Pennsylvania REIT	522,653
32,819	Post Properties Inc REIT	1,288,146
12,318	PS Business Parks Inc REIT	713,705
7,738	Saul Centers Inc REIT	344,728
18,513	Sovran Self Storage Inc REIT	732,189
54,147	Tanger Factory Outlet Centers Inc REIT	1,420,817
8,555	Universal Health Realty Income Trust REIT	346,734
15,413	Urstadt Biddle Properties Inc REIT	293,155
		$26,592,095

Restaurants — 2.35%
954	Biglari Holdings Inc *	404,067
14,881	BJ’s Restaurants Inc *	585,270
12,003	Buffalo Wild Wings Inc *	653,323
16,622	California Pizza Kitchen Inc *	280,579
13,539	CEC Entertainment Inc	510,827
15,399	Cracker Barrel Old Country Store Inc	756,707
10,533	DineEquity Inc *	579,104
33,430	Jack In The Box Inc *	758,193
12,606	O’Charley’s Inc *	75,258
13,378	Papa John’s International Inc *	423,681
8,440	Peet’s Coffee & Tea Inc * †	405,880
15,285	PF Chang’s China Bistro Inc	706,014
10,327	Red Robin Gourmet Burgers Inc *	277,796
42,392	Ruby Tuesday Inc *	555,759
21,561	Ruth’s Hospitality Group Inc *	111,255
40,962	Sonic Corp *	370,706
38,368	Texas Roadhouse Inc	651,872
		$8,106,291

Retail — 4.79%
13,780	Big 5 Sporting Goods Corp	164,258
9,649	Blue Nile Inc * †	520,950
29,154	Brown Shoe Co Inc	356,262
17,522	Buckle Inc †	707,889
27,024	Cabela’s Inc *	675,870
25,339	Casey’s General Stores Inc	988,221
19,791	Cato Corp Class A	484,879
17,102	Children’s Place Retail Stores Inc *	852,193
23,075	Christopher & Banks Corp	149,526
42,027	Coldwater Creek Inc * †	110,951
35,751	Finish Line Inc Class A	709,657
26,490	Fred’s Inc Class A	352,847
15,943	Genesco Inc *	640,909
15,543	Group 1 Automotive Inc	665,240
11,665	Haverty Furniture Cos Inc	154,678
18,371	Hibbett Sports Inc *	657,866
28,732	HOT Topic Inc	163,772
25,503	HSN Inc *	816,861
18,450	Jos A Bank Clothiers Inc *	938,736
9,872	Kirkland’s Inc *	152,424
14,038	Lithia Motors Inc Class A	204,674
15,460	Lumber Liquidators Holdings Inc * †	386,345
14,259	MarineMax Inc *	140,594
35,272	Men’s Wearhouse Inc	954,460
9,539	Midas Inc *	73,164
19,851	Monro Muffler Brake Inc	654,686
17,456	Nutrisystem Inc	252,937
55,582	OfficeMax Inc *	719,231
34,847	Pep Boys - Manny Moe & Jack	442,905
15,353	PetMed Express Inc	243,499
22,878	Sonic Automotive Inc Class A †	320,521
24,667	Stage Stores Inc	474,100
7,227	Stamps.com Inc	96,480
17,180	Stein Mart Inc	173,690
25,030	Tuesday Morning Corp * †	122,647

17,152	Vitamin Shoppe Inc *	580,252
13,973	Zale Corp *	55,752
14,085	Zumiez Inc *	372,267
		$16,532,193

Savings & Loans — 0.46%
30,207	Bank Mutual Corp	127,776
38,919	Brookline Bancorp Inc	409,817
18,461	Dime Community Bancshares Inc	272,484
33,822	Provident Financial Services Inc	500,566
49,479	TrustCo Bank Corp NY	293,410
		$1,604,053

Shoes — 1.36%
59,184	Crocs Inc *	1,055,843
48,603	Iconix Brand Group Inc *	1,043,992
17,361	K-Swiss Inc Class A *	195,658
22,732	Skechers USA Inc Class A *	466,915
15,204	Steven Madden Ltd *	713,524
33,081	Wolverine World Wide Inc	1,233,260
		$4,709,192

Specialized Services — 4.06%
12,506	American Public Education Inc *	505,868
19,992	CACI International Inc Class A *	1,225,909
10,649	Capella Education Co * †	530,214
8,082	CDI Corp	119,533
48,037	CIBER Inc *	321,848
21,251	Coinstar Inc * †	975,846
53,949	Corinthian Colleges Inc * †	238,455
22,395	CSG Systems International Inc *	446,556
9,743	Forrester Research Inc	373,059
42,551	Geo Group Inc *	1,091,008
24,952	Heartland Payment Systems Inc	437,409
11,719	Heidrick & Struggles International Inc	326,140
41,168	Hillenbrand Inc	885,112
18,877	iGate Corp	354,321
14,875	Insperity Inc	451,902
11,834	Integral Systems Inc *	144,020
18,868	Kelly Services Inc Class A *	409,624
11,317	MAXIMUS Inc	918,601
5,465	NCI Inc Class A *	133,182
23,561	On Assignment Inc *	222,887
6,580	Pre-Paid Legal Services Inc *	434,280
15,993	RightNow Technologies Inc *	500,581
35,653	SFN Group Inc *	502,351
6,280	StarTek Inc *	31,651
19,082	TeleTech Holdings Inc *	369,809
29,052	TrueBlue Inc *	487,783
14,105	Universal Technical Institute Inc	274,342
25,620	Wright Express Corp *	1,328,141
		$14,040,432

Telephone & Telecommunications — 0.58%
5,917	Atlantic Tele-Network Inc	220,053
20,687	Cbeyond Inc *	241,417

132,796	Cincinnati Bell Inc *	355,893
26,343	General Communication Inc Class A *	288,193
22,378	Neutral Tandem Inc *	330,076
19,978	NTELOS Holdings Corp	367,795
14,443	USA Mobility Inc	209,279
		$2,012,706

Textiles — 1.18%
38,502	Carter’s Inc *	1,102,312
60,939	Liz Claiborne Inc * †	328,461
15,280	Maidenform Brands Inc *	436,550
11,239	Movado Group Inc *	164,989
8,919	Oxford Industries Inc	304,941
7,970	Perry Ellis International Inc *	219,334
86,080	Quiksilver Inc *	380,474
16,594	True Religion Apparel Inc *	389,461
9,844	Unifirst Corp	521,830
11,464	Volcom Inc †	212,428
		$4,060,780

Tobacco — 0.07%
58,811	Alliance One International Inc *	236,420
		$236,420

Transportation — 0.81%
16,683	Arkansas Best Corp	432,423
34,059	Heartland Express Inc	598,076
40,721	Knight Transportation Inc	783,879
28,007	Old Dominion Freight Line Inc *	982,766
		$2,797,144

Utilities — 2.45%
38,271	Avista Corp	885,208
10,400	CH Energy Group Inc	525,616
15,019	Laclede Group Inc	572,224
27,623	New Jersey Resources Corp	1,186,408
17,565	Northwest Natural Gas Co	810,273
24,248	NorthWestern Corp	734,714
48,253	Piedmont Natural Gas Co Inc †	1,464,479
19,709	South Jersey Industries Inc	1,103,113
30,535	Southwest Gas Corp	1,189,949
		$8,471,984

Water — 0.13%
12,233	American States Water Co	438,675
		$438,675

TOTAL COMMON STOCK — 98.94% (Cost $293,343,110)		$341,812,003

STOCK RIGHTS

Shares		Value ($)

Telephone & Telecommunications — 0.00%
1,060	Metrocall Inc * § ^	0
		$0

TOTAL STOCK RIGHTS — 0.00% (Cost $0)		$0

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

5,728,000	Federal Home Loan Bank	5,728,000
	0.00% April 1, 2011
315,000	United States of America T-Bill	314,955
	0.07% June 16, 2011

TOTAL SHORT-TERM INVESTMENTS — 1.75% (Cost $6,042,955)		$6,042,955

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

2,965,008	Undivided interest of 11.64% in a repurchase agreement (Principal Amount/Value $25,469,000 with a maturity value of $25,469,092) with Household Bank Securities Inc, 0.13%, dated 3/31/11, to be repurchased at $2,965,008 on 4/1/11, collateralized by various U.S. Government or agency securities, 0.00% - 4.13%, 1/12/12 - 10/3/22, with a value of $25,978,645.	2,965,008

2,965,008	Undivided interest of 11.62% in a repurchase agreement (Principal Amount/Value $25,522,000 with a maturity value of $25,522,106) with BNP Paribas Securities Corp, 0.15%, dated 3/31/11, to be repurchased at $2,965,008 on 4/1/11, collateralized by various U.S. Government or agency securities, 0.00% - 6.21%, 4/6/11 - 6/5/36, with a value of $26,032,492.	2,965,008

2,923,007	Undivided interest of 10.97% in a repurchase agreement (Principal Amount/Value $26,649,000 with a maturity value of $26,649,089) with Credit Suisse Inc, 0.12%, dated 3/31/11, to be repurchased at $2,923,007 on 4/1/11, collateralized by U.S. Treasury, 1.25% - 3.63%, 4/15/11 - 1/15/29, with a value of $27,182,003.	2,923,007

2,965,008	Undivided interest of 11.77% in a repurchase agreement (Principal Amount/Value $25,203,000 with a maturity value of $25,203,105) with Merrill Lynch, Pierce, Fenner & Smith, 0.15%, dated 3/31/11, to be repurchased at $2,965,008 on 4/1/11, collateralized by Ginnie Mae, 2.63% - 9.50%, 5/15/11 - 5/15/52, with a value of $25,707,060.	2,965,008

2,964,008	Undivided interest of 11.30% in a repurchase agreement (Principal Amount/Value $26,233,000 with a maturity value of $26,233,087) with Barclays Capital Inc, 0.12%, dated 3/31/11, to be repurchased at $2,964,008 on 4/1/11, collateralized by U.S. Treasury, 2.50% - 3.00%, 7/15/12 - 7/15/16, with a value of $26,757,662.	2,964,008

TOTAL SECURITIES LENDING COLLATERAL — 4.28% (Cost $14,782,039)		$14,782,039

TOTAL INVESTMENTS — 104.97% (Cost $314,168,104)		$362,636,997

OTHER ASSETS & LIABILITIES — (4.97%)		$(17,149,988)

TOTAL NET ASSETS — 100%		$345,487,009

Legend

*	Non-income Producing Security
†	A portion or all of the security is on loan at March 31, 2011.
~	Security pledged as collateral to ensure the Portfolio is able to satisfy the obligation of its outstanding futures contracts.
REIT	Real Estate Investment Trust
§	Security has no market value at March 31, 2011.
^	Security is fair valued at March 31, 2011.

At March 31, 2011, the Portfolio had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
Russell 2000 Mini Long Futures	45	$3,787,650	June 2011	$145,414

Management determines the Portfolio’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total net assets. These industry classifications are unaudited.

See notes following Schedule of Investments.

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO

NOTES TO SCHEDULE OF INVESTMENTS

MARCH 31, 2011

UNAUDITED

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty portfolios. Interests in the Maxim Index 600 Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s SmallCap 600 Stock Index. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are series of the fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and US and foreign news sources.

Derivative Investments:
Futures Contracts	Exchange traded close price.
Stock Rights	Close price, bids, evaluated bids.
Short-term Investments:	Amortized cost.

Securities Lending Collateral:	Matures next day and therefore priced at par.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of March 31, 2011, the inputs used to value the Portfolio’s investments are detailed in the following table. At no point during the period did the Portfolio hold securities valued with Level 3 inputs. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the period.

Description*		Level 1		Level 2		Level 3		Total
Assets	$		$		$		$
Equity Investments:
Domestic Common Stock		341,735,823		-		-		341,735,823
Foreign Common Stock		76,180		-		-		76,180
Derivative Investments:
Futures Contracts Variation Margin		95,584		-		-		95,584
Stock Rights		-		-		-		-
Short-term Investments and Securities Lending Collateral		-		20,824,994		-		20,824,994

Total	$	341,907,587	$	20,824,994	$	0		362,732,581

*Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

Financial Futures Contracts

Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. When the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment advisor has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios in Maxim Series Fund, Inc., may invest in repurchase agreement transactions that are jointly collateralized by various U.S. Treasury or Agency obligations.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold is determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and distributes substantially all of its net taxable income and net capital gains each year. The Portfolio is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

The Portfolio is not subject to examination by U.S. federal tax authorities for tax years before 2007, or state tax authorities for tax years before 2006.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), net capital losses recognized after December 31, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

2.	UNREALIZED APPRECIATION (DEPRECIATION)

At March 31, 2011, the U.S. Federal income tax cost basis was $318,493,776. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $72,040,838 and gross depreciation of securities in which there was an excess of tax cost over value of $27,897,617 resulting in net appreciation of $44,143,221.

3.	DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio uses futures contracts in order for the Portfolio to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the clearinghouse will fail to perform its obligations.

4.	SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested in securities approved by the Board of Directors. As of March 31, 2011 the Portfolio had securities on loan valued at $14,346,921 and received collateral of $14,782,039 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The Portfolio also continues to receive interest or dividends on the securities loaned. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

MAXIM SERIES FUND, INC.

MAXIM INTERNATIONAL INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2011

UNAUDITED

COMMON STOCK

Shares		Value ($)

Aerospace & Defense — 0.68%
41,608	BAE Systems PLC ^	216,779
22,856	Cobham PLC ^	84,406
3,877	European Aeronautic Defence & Space Co ^	112,915
5,712	Finmeccanica SpA ^	71,836
22,266	Rolls-Royce Group PLC ^	220,603
1,700	Safran SA * ^	60,121
1,577	Thales SA ^	62,922
		$829,582

Agriculture — 0.10%
77,000	Golden Agri-Resources Ltd * ^	42,106
19,000	Wilmar International LTD * ^	82,173
		$124,279

Air Freight — 0.26%
8,080	Deutsche Post AG ^	145,223
3,747	TNT NV ^	96,212
5,100	Yamato Holdings Co Ltd ^	79,068
		$320,503

Airlines — 0.20%
2,091	Air France-KLM ^	34,855
16,000	Cathay Pacific Air * ^	38,325
2,831	Deutsche Lufthansa AG ^	59,947
12,403	International Consolidated Airlines Group SA *	45,649
6,000	Singapore Airlines Ltd ^	65,077
		$243,853

Auto Parts & Equipment — 0.86%
2,100	Aisin Seiki Co Ltd * ^	72,998
8,800	Bridgestone Corp ^	184,015
2,418	Cie Generale des Etablissements Michelin ^	203,954
528	Continental AG * ^	47,452
5,900	Denso Corp ^	196,204
6,300	JTEKT Corp * ^	82,072
1,361	Nokian Renkaat OYJ ^	57,866
2,400	Stanley Electric Co Ltd ^	39,673
7,500	Sumitomo Electric Industries Ltd * ^	103,869
2,200	Toyota Industries Corp * ^	66,612
		$1,054,715

Automobiles — 3.38%
3,860	Bayerische Motoren Werke AG ^	320,470
2,000	Daihatsu Motor Co Ltd * ^	29,154
9,432	Daimler AG Registered Shares * ^	664,599
7,600	Fiat Industrial SpA *	109,107

7,049	Fiat SpA ^	63,708
7,000	Fuji Heavy Industries Ltd ^	45,229
16,800	Honda Motor Co Ltd * ^ †	624,181
13,000	Isuzu Motors Ltd * ^	51,571
17,000	Mazda Motor Corp * ^	37,460
43,000	Mitsubishi Motors Credit * ^	52,802
26,800	Nissan Motor Co Ltd ^ †	238,065
1,657	Peugeot SA ^	65,371
845	Porsche Automobil Holding SE * ^	55,022
1,857	Renault SA ^	102,612
2,917	Scania AB ^	67,620
3,300	Suzuki Motor Corp * ^	73,757
29,200	Toyota Motor Corp ^ †	1,158,781
278	Volkswagen AG ^	42,511
15,230	Volvo AB * ^	267,714
3,300	Yamaha Motor Co LTD * ^	57,459
		$4,127,193

Biotechnology — 0.31%
6,541	CSL Ltd ^	241,569
487	Novozymes AS * ^	74,404
2,975	Qiagen NV * ^	59,380
		$375,353

Broadcast/Media — 0.98%
10,409	British Sky Broadcasting Group PLC	137,677
2,100	Dentsu Inc ^	54,280
4,227	Gestevision Telecinco SA ^	48,345
40,061	ITV PLC * ^	49,628
1,541	Lagardere SCA ^	65,720
10,672	Mediaset SpA * ^	67,738
671	Modern Times Group B Shares * ^	50,919
851	ProSiebenSat.1 Media AG * ^	24,850
1,563	Publicis Groupe * ^	87,595
1,291	Societe Television Francaise 1 ^	23,663
13,456	Vivendi SA ^	383,863
16,496	WPP PLC ^	203,163
		$1,197,441

Building Materials — 0.29%
10,000	Asahi Glass Co Ltd ^	125,813
3,013	Assa Abloy AB Class B ^	86,585
2,900	JS Group Corp * ^	75,208
21,000	Nippon Sheet Glass Co Ltd * ^	60,613
		$348,219

Chemicals — 3.61%
2,913	Air Liquide SA ^	387,388
2,983	Akzo Nobel NV ^	205,268
22,000	Asashi Kasei Corp * ^	148,171
9,356	BASF SE ^	807,560
8,747	Bayer AG ^	675,816
83	Givaudan SA ^	83,466
16,064	Incitec Pivot Ltd * ^	71,913
4,381	Israel Chemicals Ltd ^	72,119
2,255	Johnson Matthey PLC * ^	67,192
2,400	JSR Corp ^	48,132
1,320	K & S AG * ^	99,535
1,440	Koninklijke DSM NV ^	88,536

873	Lanxess AG ^	65,429
1,880	Linde AG ^	296,817
607	Lonza Group AG * ^	50,820
12,500	Mitsubishi Chemical Holdings Corp ^	78,738
4,000	Mitsubishi Gas Chemical Co Inc ^	28,677
12,000	Mitsui Chemicals Inc ^	42,595
1,700	Nitto Denko Corp * ^	90,079
4,500	Shin-Etsu Chemical Co Ltd ^	223,967
20,000	Showa Denko KK * ^	40,231
680	Solvay SA ^	80,615
16,000	Sumitomo Chemical Co Ltd ^	79,938
1,023	Syngenta AG * ^	332,809
17,000	Ube Industries Ltd ^	54,122
146	Wacker Chemie AG * ^	32,706
2,935	Yara International ASA * ^	148,675
		$4,401,314

Communications - Equipment — 0.61%
40,085	Nokia OYJ ^	341,292
31,043	Telefonaktiebolaget LM Ericsson ^	399,394
		$740,686

Computer Hardware & Systems — 0.21%
18,000	Fujitsu Ltd ^	101,719
1,500	Ibiden Co Ltd * ^	47,472
2,276	Logitech International SA * ^	41,012
1,200	TDK Corp * ^	70,969
		$261,172

Computer Software & Services — 0.89%
2,259	Autonomy Corp PLC * ^	57,529
1,689	Cap Gemini SA ^	98,068
845	Dassault Systems SA * ^	64,994
900	DeNA Co Ltd ^	32,571
16	NTT Data Corp * ^	49,405
15,983	Sage Group PLC * ^	71,274
9,543	SAP AG ^	583,651
1,400	Trend Micro Inc * ^	37,285
1,506	United Internet AG ^	27,065
164	Yahoo Japan Corp * ^	58,565
		$1,080,407

Conglomerates — 0.17%
13,000	Keppel Corp Ltd ^	126,819
4,027	Smiths Group PLC ^	83,626
		$210,445

Containers — 0.12%
12,455	Amcor Ltd ^	90,919
10,220	Rexam PLC * ^	59,571
		$150,490

Cosmetics & Personal Care — 0.55%
1,075	Beiersdorf AG	65,609
7,400	Kao Corp ^	184,646
2,629	L’Oreal SA ^	306,303
3,600	Shiseido Co Ltd * ^	62,356
1,400	Unicharm Corp ^	50,962
		$669,876

Distributors — 1.19%
13,900	ITOCHU Corp ^	145,462
30,000	Li & Fung Ltd ^	153,420
16,000	Marubeni Corp ^	114,989
13,700	Mitsubishi Corp ^ †	379,879
18,400	Mitsui & Co Ltd ^ †	329,431
21,100	Sojitz Corp * ^	41,967
10,400	Sumitomo Corp * ^	148,629
3,000	Toyota Tsusho Corp * ^	49,456
2,644	Wolseley PLC * ^	88,966
		$1,452,199

Electric Companies — 3.03%
5,220	AGL Energy Ltd * ^	77,283
6,200	Chubu Electric Power Co Inc ^	138,030
4,300	Chugoku Electric Power Co Inc * ^	79,531
18,000	CLP Holdings Ltd ^	145,516
5,305	Contact Energy Ltd * ^	23,566
19,201	E.ON AG ^	583,883
2,384	EDF SA ^	98,800
2,600	Electric Power Development Co Ltd * ^	80,157
26,508	Electricidade de Portugal SA * ^	103,204
67,068	Enel SpA ^	422,511
4,089	Fortum Oyj * ^	138,827
3,600	Hokkaido Electric Power Co * ^	69,932
2,800	Hokuriku Electric Power Co * ^	63,443
6,901	Iberdrola Renovables SA *	29,780
36,663	Iberdrola SA * ^	318,810
14,737	International Power PLC * ^	72,770
6,800	Kansai Electric Power Co Inc * ^	148,168
4,400	Kyushu Electric Power Co * ^	86,044
35,924	National Grid PLC * ^	341,465
14,000	Power Assets Holdings Ltd	93,591
1,606	Red Electrica Corp SA ^	91,401
8,363	Scottish & Southern Energy PLC * ^	169,069
2,600	Shikoku Electric Power Co * ^	70,763
17,929	Terna Rete Elettrica Nazionale SpA ^	85,752
4,700	Tohoku Electric Power Co Inc * ^	79,475
15,800	Tokyo Electric Power Co Inc ^	88,064
		$3,699,835

Electronic - Semiconductor — 0.21%
10,164	Infineon Technologies AG * ^	103,685
1,100	Rohm Co Ltd * ^	69,116
6,958	STMicroelectronics NV * ^	86,307
		$259,108

Electronic Instruments & Equipment — 2.56%
23,766	ABB Ltd * ^	570,692
2,100	Advantest Corp ^	37,810
775	Bekaert SA ^	88,279
9,000	Furukawa Electric Co Ltd * ^	36,379
500	Hirose Electric Co Ltd ^	53,828
4,400	HOYA Corp ^	100,412
400	Keyence Corp * ^	102,113
10,323	Koninklijke Philips Electronics NV * ^	330,675
1,500	Kyocera Corp * ^	152,021
1,878	Legrand SA ^	78,120

22,000	Mitsubishi Electric Corp * ^ †	258,909
1,900	Murata Manufacturing Co Ltd ^	137,395
28,000	NEC Corp * ^	60,833
3,000	NGK Insulators Ltd * ^	53,608
1,000	Nidec Corp * ^	86,610
4,000	Nippon Electric Glass Co Ltd * ^	56,690
2,400	Omron Corp ^	67,566
2,794	Prysmian SpA ^	59,798
2,505	Schneider Electric SA ^	427,831
45,000	Toshiba Corp ^	220,032
2,064	Vestas Wind Systems AS * ^	89,589
5,000	Yaskawa Electric Corp ^	59,267
		$3,128,457

Electronics - Semiconductor — 0.46%
12,105	ARM Holdings PLC ^	112,229
2,100	ASM Pacific Technology Ltd * ^	26,370
5,336	ASML Holding NV ^	237,283
2,400	Elpida Memory Inc * ^	30,864
16,991	Renewable Energy Corp ASA * ^	59,686
1,700	Tokyo Electron Ltd ^	93,727
		$560,159

Engineering & Construction — 2.14%
3,742	Abertis Infraestructuras SA * ^	81,190
1,899	Actividades de Construccion y Servicios SA *	89,027
1,415	Aker Solutions ASA ^	32,528
15,187	Balfour Beatty PLC * ^	83,628
9,441	Boral Ltd ^	48,780
2,377	Bouygues SA ^	114,101
4,618	Cie de St-Gobain ^	282,416
9,101	CRH PLC	208,688
2,300	Daikin Industries Ltd ^	68,802
5,514	Ferrovial SA * ^	69,125
4,301	Fletcher Building Ltd * ^	30,663
418	Geberit AG ^	90,923
1,404	HeidelbergCement AG ^	97,630
574	Hochtief AG * ^	61,652
3,052	Holcim Ltd ^	229,386
1,235	Imerys SA * ^	90,581
5,600	James Hardie Inustries SE * ^	35,268
3,000	JGC Corp ^	70,009
1,501	Leighton Holdings Ltd ^	45,765
15,000	Obayashi Corp * ^	66,520
14,000	SembCorp Industries Ltd ^	57,889
24	Sika AG ^	57,675
23,000	Singapore Technologies Engineering Ltd ^	59,452
4,188	Skanska AB B Shares * ^	88,170
13,639	Transurban Group ^	75,828
4,974	Vinci SA * ^	310,537
1,943	WorleyParsons Ltd ^	62,249
		$2,608,482

Financial Services — 1.66%
11,431	3i Group PLC ^	54,781
1,945	ASX Ltd * ^	69,196
14,282	Criteria Caixacorp SA ^	100,719
1,901	Deutsche Boerse AG ^	143,914
9,622	Experian PLC * ^	119,053

11,800	Hong Kong Exchanges & Clearing Ltd * ^	256,041
6,312	Investec PLC * ^	48,273
2,077	Julius Baer Group Ltd ^	89,920
294	SBI Holdings Inc * ^	36,962
11,000	Singapore Exchange Ltd * ^	68,467
37,823	UBS AG ^	680,439
142,359	UniCredit SpA ^	350,892
		$2,018,657

Food & Beverages — 6.72%
8,000	Ajinomoto Co Inc ^	83,235
7,140	Anheuser-Busch InBev NV ^	407,063
1,190	Aryzta AG ^	60,789
4,400	Asahi Breweries Ltd ^	73,154
3,973	Associated British Foods PLC ^	63,189
1,042	Carlsberg AS ^	112,050
6,647	Carrefour SA * ^	293,662
733	Casino Guichard Perrachon SA ^	69,392
1,993	Coca Cola Hellenic Bottling Co SA * ^	53,480
6,406	Coca-Cola Amatil Ltd ^	77,785
6,176	Danone SA ^	403,069
1,155	Delhaize Group SA ^	94,094
24,450	Diageo PLC ^	464,363
18,837	Foster’s Group Ltd * ^	111,385
1,754	Heineken Holding NV * ^	84,230
2,335	Heineken NV ^	127,506
12,984	J Sainsbury PLC ^	69,730
3,210	Jeronimo Martins SGPS SA ^	51,547
1,545	Kerry Group PLC *	57,520
540	Kesko Oyj B Shares * ^	25,239
12,000	Kirin Holdings Co Ltd ^	157,480
11,164	Koninklijke Ahold NV ^	149,721
2	Lindt & Spruengli AG * ^	64,942
1,000	MEIJI Holdings Co Ltd ^	40,242
20,194	Metcash Ltd ^	86,839
1,267	Metro AG ^	86,296
35,604	Nestle SA ^	2,038,868
6,000	Nippon Meat Packers Inc ^	75,673
6,500	Nisshin Seifun Group Inc ^	74,906
10,000	Olam International Ltd ^	22,204
8,474	Orkla ASA * ^	82,086
25,645	Parmalat SpA * ^	85,815
1,880	Pernod-Ricard SA ^	175,534
9,973	SABMiller PLC * ^	352,856
86,611	Tesco PLC ^	529,011
17,667	Unilever NV * ^	553,551
13,160	Unilver PLC * ^	400,707
21,146	William Morrison Supermarkets PLC ^	93,497
12,548	Woolworths Ltd ^	348,751
		$8,201,461

Foreign Banks — 13.37%
25,464	Ageas ^	72,404
7,218	Alpha Bank AE * ^	46,294
26,938	Australia & New Zealand Banking Group Ltd ^	663,084
19,573	Banca Monte dei Paschi di Siena SpA ^	24,397
42,891	Banco Bilbao Vizcaya Argentaria SA	520,379
16,720	Banco de Sabadell SA * ^	73,174
16,761	Banco Popolare SC * ^	49,957

12,011	Banco Popular Espanol SA ^	70,533
87,613	Banco Santander SA ^	1,021,914
12,955	Bank Hapoalim BM * ^	67,355
14,300	Bank Leumi Le-Israel BM ^	73,165
5,953	Bank of Cyprus PLC ^	21,540
16,200	Bank of East Asia Ltd * ^	68,743
52,050	Bank of Ireland *	16,228
15,000	Bank of Yokohama Ltd ^	71,301
123,911	Barclays PLC ^	556,258
9,895	BNP Paribas SA ^	723,368
33,000	BOC Hong Kong (Holdings) Ltd * ^	107,588
11,000	Chiba Bank Ltd ^	61,655
13,000	Chuo Mitsui Trust Holdings Inc * ^	46,054
7,487	Commezbank AG * ^	58,134
16,000	Commonwealth Bank of Australia * ^	866,915
8,994	Credit Agricole SA ^	147,572
12,551	Credit Suisse Group AG ^	532,416
6,930	Danske Bank AS * ^	153,188
20,000	DBS Group Holdings Ltd * ^	232,198
10,123	Deutsche Bank AG (registered) ^	593,527
6,080	Dexia SA * ^	23,655
9,034	DnB NOR ASA ^	138,516
8,011	EFG Eurobank Ergasias * ^	49,812
1,892	Erste Group Bank AG ^	95,543
13,000	Fukuoka Financial Group Inc ^	54,041
4,687	GAM Holding Ltd ^	88,930
8,000	Gunma Bank Ltd ^	42,425
11,000	Hachijuni Bank Ltd ^	63,353
10,700	Hang Seng Bank Ltd ^	172,889
27,000	Hokuhoku Financial Group Inc ^	52,631
184,858	HSBC Holdings PLC ^	1,909,133
94,514	Intesa Sanpaolo SpA ^	278,823
15,000	Joyo Bank Ltd ^	58,957
1,744	KBC Groep NV * ^	65,623
409,203	Lloyds Banking Group PLC * ^	380,170
6,838	Mediobanca SpA * ^	69,841
131,100	Mitsubishi UFJ Financial Group Inc ^ †	604,065
205,900	Mizuho Financial Group Inc ^ †	339,754
22,735	National Australia Bank Ltd * ^	607,649
9,516	National Bank of Greece SA * ^	84,258
10,121	Natixis * ^	57,152
10,000	Nishi-Nippon City Bank Ltd ^	28,730
28,154	Nordea Bank AB * ^	308,022
31,000	Oversea-Chinese Banking Corp Ltd * ^	235,597
442	Raiffeisen International AG * ^	24,558
29,400	Resona Holdings Inc * ^	140,133
157,008	Royal Bank of Scotland Group PLC * ^	102,981
44,000	Shinsei Bank Ltd * ^	51,850
8,000	Shizuoka Bank Ltd ^	66,190
12,892	Skandinaviska Enskilda Banken AB ^	114,907
6,528	Societe Generale ^	424,020
24,521	Standard Chartered PLC ^	635,855
15,000	Sumitomo Mitsui Financial Group Inc ^ †	465,380
14,000	Sumitomo Trust & Banking Co Ltd * ^	75,723
12,100	Suncorp Group Ltd ^	106,162
4,502	Svenska Handelsbanken AB Class A * ^	147,662
6,811	Swedbank AB A Shares * ^	116,462
8,134	Unione di Banche Italiane SCPA ^	69,406
15,000	United Overseas Bank Ltd * ^	223,644

31,494	Westpac Banking Corp ^	792,432
		$16,306,275

Gold, Metals & Mining — 6.80%
26,952	Alumina Ltd ^	68,697
13,869	Anglo American PLC * ^	712,554
3,922	Antofagasta PLC ^	85,433
9,288	ArcelorMittal ^	335,796
35,116	BHP Billiton Ltd ^	1,685,481
23,332	BHP Billiton PLC ^	923,561
21,118	BlueScope Steel Ltd * ^	43,129
3,253	Boliden AB * ^	69,986
74	Eramet ^	27,349
5,297	Eurasian Natural Resources Corp * ^	79,460
11,496	Fortescue Metals Group Ltd ^	76,173
1,786	Fresnillo PLC * ^	44,120
4,300	JFE Holdings Inc ^	125,902
2,326	Kazakhmys PLC ^	51,909
31,000	Kobe Steel Ltd * ^	80,261
1,716	Lonmin PLC * ^	46,817
20,000	Mitsubishi Materials Corp ^	67,744
7,995	Newcrest Mining Ltd ^	329,349
67,000	Nippon Steel Corp * ^	214,339
10,351	Norsk Hydro ASA ^	84,857
18,343	OneSteel Ltd ^	46,258
3,456	Orica Ltd ^	94,364
1,326	Outokumpu Oyj * ^	22,956
35,511	OZ Minerals Ltd ^	58,640
8,570	Paladin Energy Ltd * ^	32,087
865	Randgold Resources Ltd * ^	69,883
4,477	Rio Tinto Ltd ^	392,404
15,171	Rio Tinto PLC * ^	1,072,448
630	Salzgitter AG ^	49,602
2,094	Sims Metal Management Ltd ^	37,817
38,000	Sumitomo Metal Industries Ltd ^	84,949
6,000	Sumitomo Metal Mining Co Ltd ^	103,145
4,393	Tenaris SA * ^	107,801
3,228	ThyssenKrupp AG * ^	131,390
1,249	Umicore SA ^	61,953
1,087	Vallourec SA * ^	121,804
1,322	Vedanta Resources PLC * ^	50,365
1,467	Voestalpine AG * ^	68,940
22,811	Xstrata PLC ^	532,037
		$8,291,760

Health Care Related — 0.15%
2,748	Fresenius Medical Care AG & Co * ^	184,355
		$184,355

Homebuilding — 0.16%
6,000	Daiwa House Industry Co Ltd * ^	73,396
7,000	Sekisui Chemical Co Ltd * ^	54,692
7,000	Sekisui House Ltd * ^	65,325
		$193,413

Hotels/Motels — 0.29%
1,614	Accor SA-Rights * ^	72,531
1,758	Carnival PLC ^	69,126
7,000	City Developments Ltd * ^	63,955

3,042	Intercontinental Hotels Group PLC ^	62,291
18,000	Shangri-La Asia Ltd * ^	46,491
7,947	Thomas Cook Group PLC * ^	21,700
1,806	TUI AG * ^	21,561
		$357,655

Household Goods — 1.26%
2,429	Electrolux AB ^	62,568
4,000	GS Yuasa Corp ^	26,631
2,074	Henkel AG & Co KGaA *	108,356
49,000	Hitachi Ltd †	255,073
1,400	Makita Corp ^	65,124
21,600	Panasonic Corp ^ †	273,622
6,296	Reckitt Benckiser Group PLC ^	323,078
10,000	Sharp Corp ^	99,201
10,300	Sony Corp * ^ †	328,529
		$1,542,182

Insurance Related — 4.63%
3,437	Admiral Group PLC * ^	85,569
15,306	Aegon NV ^	114,608
84,800	AIA Group Ltd * ^	261,038
4,793	Allianz SE ^	671,140
26,634	AMP Ltd * ^	149,759
13,171	Assicurazioni Generali SpA ^	284,686
25,208	Aviva PLC ^	174,885
18,137	AXA SA ^	378,954
673	Baloise Holding AG ^	66,582
1,126	CNP Assurances * ^	23,898
108	Dai-ichi Life Insurance Co Ltd * ^	162,869
1,464	Hannover Rueckversicherung AG *	79,931
38,283	ING Groep NV ^	485,955
20,710	Insurance Australia Group Ltd ^	76,912
56,543	Legal & General Group PLC * ^	104,295
8,000	MS&AD Insurance Group Holdings ^	182,557
1,989	MunichRe AG	312,887
14,000	NKSJ Holdings Inc * ^	91,390
53,287	Old Mutual PLC ^	116,006
27,042	Prudential PLC ^	306,027
12,101	QBE Insurance Group Ltd ^	221,340
37,084	RSA Insurance Group PLC * ^	78,075
4,143	Sampo Oyj * ^	131,939
2,883	SCOR SE * ^	78,600
23,727	Standard Life PLC * ^	78,578
358	Swiss Life Holding * ^	59,059
3,152	Swiss Reinsurance Co Ltd ^	179,624
2,850	T&D Holdings Inc * ^	70,220
8,200	Tokio Marine Holdings Inc * ^	218,935
1,439	Zurich Financial Services AG ^	402,254
		$5,648,572

Investment Bank/Brokerage Firm — 0.73%
17,000	Daiwa Securities Group Inc ^	78,078
44,000	Hutchison Port Holdings Trust *	43,560
6,260	ICAP PLC * ^	52,928
4,470	Investor AB Class B * ^	108,432
20	Israel Corp Ltd * ^	23,939
3,501	Kinnevik Investment AB * ^	81,562
3,219	MacQuarie Group Ltd * ^	121,676

17,299	Man Group PLC ^	68,138
40,700	Nomura Holdings Inc ^	210,378
15,354	Resolution Ltd * ^	72,785
874	Schroders PLC ^	24,335
		$885,811

Leisure & Entertainment — 0.80%
5,958	Crown Ltd ^	50,188
54,000	Genting Singapore PLC * ^	87,798
1,100	Nintendo Co Ltd ^ †	299,101
2,593	OPAP SA * ^	55,381
700	Oriental Land Co Ltd * ^	55,625
23,600	Sands China Ltd * ^	52,587
1,500	Sankyo Co Ltd ^	76,826
2,800	Sega Sammy Holdings Inc * ^	48,558
1,000	Shimano Inc * ^	50,054
14,000	SJM Holdings Ltd * ^	24,496
9,170	Tabcorp Holings Ltd * ^	71,031
22,163	Tatts Group Ltd ^	53,608
16,800	Wynn Macau LTD * ^	46,878
		$972,131

Machinery — 2.24%
3,070	Alstom SA * ^	181,517
7,000	Amada Co Ltd ^	58,456
6,075	Atlas Copco AB A Shares * ^	161,331
5,265	Atlas Copco AB B Shares * ^	127,169
1,900	FANUC Corp ^ †	287,198
2,702	Hexagon AB B Shares * ^	64,473
5,000	Japan Steel Works Ltd * ^	39,135
17,000	Kawasaki Heavy Industries Ltd * ^	74,879
10,000	Komatsu Ltd ^ †	339,257
1,596	Kone Oyj * ^	91,791
11,000	Kubota Corp ^	103,511
976	MAN SE ^	121,436
1,369	Metso OYJ ^	73,449
44,000	Mitsubishi Heavy Industries Ltd * ^	202,170
5,000	NSK Ltd ^	43,133
11,970	Sandvik AB ^	225,904
668	Schindler Holding AG ^	80,276
14,000	SembCorp Marine Ltd ^	64,904
5,685	SKF AB * ^	165,331
500	SMC Corp ^	82,296
7,000	Sumitomo Heavy Industries Ltd * ^	45,596
1,800	THK Co Ltd ^	45,103
2,162	Weir Group PLC * ^	59,950
		$2,738,265

Manufacturing — 1.07%
8,889	Invensys PLC * ^	49,189
8,629	Siemens AG * ^	1,180,343
1,916	Wartsila Oyj * ^	74,682
		$1,304,214

Medical Products — 0.68%
668	Cochlear Ltd ^	57,321
296	Coloplast AS * ^	42,814
2,031	Essilor International SA * ^	150,690
1,638	Fresenius SE ^	151,135

2,353	Getinge AB * ^	58,008
8,583	Smith & Nephew PLC ^	96,646
4,404	Sonic Healthcare Ltd ^	54,581
494	Sonova Holding AG	44,022
599	Synthes Inc	80,997
1,700	Terumo Corp * ^	89,568
		$825,782

Miscellaneous — 1.01%
13,406	Brambles Ltd ^	98,126
772	Bureau Veritas SA * ^	60,654
2,200	Edenred *	66,394
2,015	GEA Group AG * ^	66,286
1,055	Groupe Bruxelles Lambert SA ^	98,582
10,427	Husqvarna AB ^	89,371
23,000	Hutchison Whampoa Ltd * ^	272,190
1,906	Intertek Group PLC * ^	62,177
32,000	Noble Group Ltd * ^	54,273
15,000	NWS Holdings Ltd ^	22,946
6,015	Serco Group PLC ^	53,793
1,135	Sodexo * ^	82,929
7,000	Swire Pacific Ltd Series A ^	102,524
14,300	Wharf Holdings Ltd ^	98,496
		$1,228,741

Office Equipment & Supplies — 0.63%
3,500	Brother Industries Ltd * ^	51,392
12,300	Canon Inc ^ †	529,020
5,500	Konica Minolta Holdings Inc ^	46,222
668	Neopost SA ^	58,484
7,000	Ricoh Co Ltd ^	82,418
		$767,536

Oil & Gas — 8.39%
3,360	AMEC PLC * ^	64,208
36,605	BG Group PLC ^	908,449
195,876	BP PLC ^	1,438,968
12,908	Cairn Energy PLC * ^	95,620
1,556	Cie Generale de Geophysique - Veritas * ^	56,303
3,889	Enagas SA ^	87,782
27,263	Eni SpA ^	668,960
2,962	Essar Energy PLC *	22,475
730	Fugro NV * ^	64,379
3,376	Galp Energia SGPS SA B Shares * ^	72,148
4,241	Gas Natural SDG SA ^	79,637
500	Idemitsu Kosan Co Ltd * ^	58,431
28	Inpex Corp ^	211,837
30,000	JX Holdings Inc * ^	201,558
1,936	MacArthur Coal Limited * ^	23,217
1,860	OMV AG ^	84,088
11,159	Origin Energy Ltd ^	187,287
2,496	Petrofac Ltd * ^	59,605
6,901	Repsol YPF SA ^	236,525
36,139	Royal Dutch Shell PLC ^	1,310,603
28,595	Royal Dutch Shell PLC ^	1,038,178
2,452	Saipem SpA ^	130,260
7,468	Santos Ltd ^	120,076
3,284	SBM Offshore NV * ^	95,334
2,633	Seadrill Ltd * ^	95,194

15,765	Snam Rete Gas SpA ^	88,560
11,729	StatoilHydro ASA ^	324,845
2,972	Subsea 7 SA ^	75,014
977	Technip SA * ^	104,165
6,000	TonenGeneral Sekiyu KK * ^	74,103
21,741	Total SA ^	1,324,751
3,545	Transocean Ltd * ^	276,859
10,442	Tullow Oil PLC * ^	242,137
6,580	Woodside Petroleum Ltd * ^	318,556
		$10,240,112

Paper & Forest Products — 0.32%
2,100	Nippon Paper Group Inc ^	44,740
13,000	Oji Paper Co Ltd * ^	61,741
6,377	Stora Enso OYJ Class R ^	75,917
5,885	Svenska Cellulosa AB B Shares ^	94,703
5,311	UPM-Kymmene OYJ * ^	112,293
		$389,394

Personal Loans — 0.12%
3,100	Credit Saison Co Ltd * ^	50,023
990	ORIX Corp * ^	92,796
		$142,819

Pharmaceuticals — 6.06%
1,086	Actelion Ltd * ^	62,447
4,300	Astellas Pharma Inc * ^	159,242
14,682	AstraZeneca PLC ^	674,416
1,000	Celesio AG ^	24,426
3,200	Chugai Pharmaceutical Co Ltd * ^	55,040
9,500	Daiichi Sankyo Co Ltd ^	183,409
2,600	Eisai Ltd * ^	93,323
5,729	Elan Corp PLC * ^	39,341
54,992	GlaxoSmithKline PLC ^	1,047,420
665	Merck KGaA ^	59,976
2,300	Mitsubishi Tanabe Pharma Corp ^	37,295
21,588	Novartis AG * ^	1,169,012
4,620	Novo Nordisk AS * ^	580,192
1,500	Ono Pharmaceutical Co Ltd * ^	73,907
3,000	Otsuka Holdings Co Ltd	74,116
7,426	Roche Holding AG ^	1,060,176
10,810	Sanofi-Aventis SA ^	757,503
900	Santen Pharmaceutical Co Ltd ^	35,946
3,500	Shionogi & Co Ltd * ^	59,712
5,213	Shire PLC * ^	151,237
7,700	Takeda Pharmaceutical Co Ltd ^ †	359,248
10,844	Teva Pharmaceutical Industries Ltd * ^	544,702
2,291	UCB SA * ^	86,975
		$7,389,061

Photography/Imaging — 0.22%
4,300	FUJIFILM Holdings Corp ^	133,280
3,400	Nikon Corp * ^	70,119
2,300	Olympus Corp * ^	64,051
		$267,450

Printing & Publishing — 0.76%
12,000	Dai Nippon Printing Co Ltd ^	146,141
65,604	Fairfax Media Ltd ^	87,525

11,341	Pearson PLC * ^	200,172
7,707	Reed Elsevier NV * ^	99,426
12,216	Reed Elsevier PLC ^	105,645
24,000	Singapore Press Holdings Ltd ^	74,970
16,000	Toppan Printing Co Ltd * ^	126,232
3,930	Wolters Kluwer NV ^	91,907
		$932,018

Railroads — 0.81%
20	Central Japan Railway Co ^	158,544
3,000	East Japan Railway Co ^	166,587
17,000	Hankyu Hanshin Holdings Inc * ^	78,458
11,000	Keio Corp * ^	65,733
24,000	Kintetsu Corp * ^	77,082
15,500	MTR Corp Ltd * ^	57,346
9,000	Odakyu Electric Railway Co Ltd ^	75,879
28,300	QR National Ltd *	98,062
15,000	Tobu Railway Co * ^	61,284
17,000	Tokyu Corp * ^	70,517
21	West Japan Railway Co * ^	80,957
		$990,449

Real Estate — 2.82%
9,367	British Land Co PLC * ^	82,945
13,385	Capital Shopping Centres Group PLC * ^	82,204
28,000	Capitaland Ltd * ^	73,300
37,000	CapitaMall Trust REIT ^	55,148
16,000	Cheung Kong Holdings Ltd ^	260,797
811	Corio NV REIT ^	56,749
1,000	Daito Trust Construction Co Ltd * ^	68,785
62,995	Dexus Property Group REIT ^	55,339
12,000	Fraser and Neave Ltd ^	57,220
69,443	Goodman Group REIT ^	49,194
18,734	GPT Group * ^	60,816
8,671	Hammerson PLC REIT ^	62,153
10,000	Hang Lung Group Ltd * ^	61,976
23,000	Hang Lung Properties Ltd ^	100,877
11,000	Henderson Land Development Co Ltd * ^	76,225
19,000	Hysan Development Co Ltd * ^	78,146
12,155	Immofinanz AG * ^	54,951
7	Japan Real Estate Investment Corp * ^	66,316
9,000	Kerry Properties Ltd * ^	45,019
2,200	Klepierre * ^	89,271
7,803	Land Securities Group PLC REIT ^	91,649
6,642	Lend Lease Group * ^	62,277
24,000	Link * ^	75,145
42,036	Mirvac Group REIT ^	54,140
14,000	Mitsubishi Estate Co Ltd * ^ †	236,587
8,000	Mitsui Fudosan Co Ltd ^	131,508
29,000	New World Development Ltd ^	51,131
7	Nippon Building Fund Inc REIT ^	68,236
9,602	Segro PLC REIT ^	49,493
28,000	Sino Land Co Ltd * ^	49,730
24,380	Stockland * ^	93,527
4,000	Sumitomo Realty & Development Co Ltd * ^	79,985
15,000	Sun Hung Kai Properties Ltd * ^	237,540
1,196	Unibail-Rodamco SE REIT ^	259,213
24,828	Westfield Group REIT ^	239,753
29,500	Westfield Retail Trust *	79,945

12,000	Wheelock & Co Ltd ^	45,034
		$3,442,324

Restaurants — 0.17%
23,630	Compass Group PLC ^	212,218
		$212,218

Retail — 2.03%
6,400	Aeon Co Ltd ^	74,160
12,500	Esprit Holdings Ltd ^	57,313
500	Fast Retailing Co Ltd * ^	62,595
10,491	Hennes & Mauritz AB Class B * ^	348,277
7,397	Home Retail Group PLC * ^	22,891
2,834	Industria de Diseno Textil SA (Inditex) * ^	227,400
5,000	Isetan Mitsukoshi Holdings Ltd * ^	45,065
8,000	J Front Retailing Co Ltd * ^	33,247
23,538	Kingfisher PLC ^	92,693
1,800	LAWSON Inc ^	86,760
15,786	Marks & Spencer PLC * ^	85,189
2,001	Next PLC * ^	63,460
950	Nitori Holdings Co Ltd * ^	83,432
1,160	Pandora AS *	59,199
759	PPR ^	116,247
81	Rakuten Inc * ^	72,670
9,100	Seven & I Holdings Co Ltd ^	231,809
481	Swatch Group AG * ^	212,246
11,663	Wesfarmers Ltd * ^	383,187
1,997	Whitbread PLC * ^	52,784
960	Yamada Denki Co Ltd * ^	64,514
		$2,475,138

Shoes — 0.12%
2,012	Adidas AG ^	126,498
7,000	Yue Yuen Industrial Holdings Ltd ^	22,262
		$148,760

Specialized Services — 0.91%
1,236	Adecco SA ^	81,138
2,714	Aggreko PLC ^	68,501
3,518	Alfa Laval AB * ^	76,415
1,290	Amadeus IT Holding SA * ^	24,624
31,465	Asciano Ltd * ^	56,604
3,311	Atlantia SPA * ^	75,821
467	Atos Origin SA * ^	27,386
6,526	Capita Group PLC ^	77,733
5,488	Computershare Ltd * ^	52,581
4,178	FirstGroup PLC * ^	21,839
15,855	G4S PLC ^	64,857
5,760	Groupe Eurotunnel SA * ^	61,211
571	Kuehne & Nagel International AG * ^	79,825
1,100	Nomura Research Institute Ltd ^	24,298
1,158	Randstad Holding NV ^	64,461
2,200	Secom Co Ltd * ^	102,296
57	SGS SA ^	101,363
8,326	Toll Holdings Ltd * ^	51,070
		$1,112,023

Telephone & Telecommunications — 5.83%
24,394	Alcatel-Lucent * ^	140,643

2,321	Belgacom SA * ^	89,915
21,349	Bezeq Israeli Telecommunications Corp Ltd * ^	63,330
89,978	BT Group PLC ^	267,219
36,397	Cable & Wireless Worldwide PLC *	30,596
29,063	Deutsche Telekom AG (registered) ^	449,555
3,668	Elisa OYJ * ^	80,797
19,126	France Telecom SA ^	429,447
2,606	Hellenic Telecommunications Organization SA ^	29,098
5,089	Inmarsat Ltd PLC * ^	49,199
27	KDDI Corp ^	166,932
13,975	Koninklijke KPN NV ^	238,303
821	Millicom International Cellular SA * ^	78,513
1,242	NICE Systems Ltd * ^	45,825
4,600	Nippon Telegraph & Telephone Corp ^	205,459
177	NTT DoCoMo Inc * ^ †	308,997
6,741	Portugal Telecom SGPS SA * ^	77,934
3,703	SES * ^	95,340
99,000	Singapore Telecommunications Ltd ^	237,043
8,600	Softbank Corp ^ †	342,661
238	Swisscom AG * ^	106,165
3,566	Tele2 AB * ^	82,357
14,468	Telecom Corp of New Zealand Ltd ^	22,241
126,322	Telecom Italia SpA ^	194,131
61,454	Telecom Italia SpA RSP ^	82,552
42,580	Telefonica SA ^	1,068,101
5,086	Telekom Austria AG * ^	74,438
11,456	Telenor ASA ^	188,545
20,233	TeliaSonera AB * ^	174,865
58,856	Telstra Corp Ltd ^	171,682
532,182	Vodafone Group PLC ^	1,516,197
		$7,108,080

Textiles — 0.98%
4,353	Burberry Group PLC ^	81,919
692	Christian Dior SA * ^	97,482
5,596	Compagnie Financiere Richemont SA ^	322,665
4,200	Kuraray Co Ltd * ^	54,234
2,647	Luxottica Group SpA * ^	86,396
2,491	LVMH Moet Hennessy Louis Vuitton SA ^	394,420
12,000	Teijin Ltd ^	53,687
15,000	Toray Industries Inc * ^	108,889
		$1,199,692

Tobacco — 1.17%
20,145	British American Tobacco PLC ^	807,610
10,659	Imperial Tobacco Group PLC * ^	328,729
55	Japan Tobacco Inc ^	198,846
2,699	Swedish Match AB ^	89,607
		$1,424,792

Transportation — 0.42%
10	A P Moller Maersk AS * ^	91,719
13	AP Moller - Maersk A ^	122,005
2,632	DSV AS * ^	64,811
13,000	Kawasaki Kisen Kaisha Ltd ^	48,031
12,000	Mitsui OSK Lines Ltd ^	69,194
13,000	Nippon Express Co Ltd * ^	49,868
17,000	Nippon Yusen KK ^	66,509
		$512,137

Utilities — 1.22%
55,866	Centrica PLC ^	291,243
12,203	GDF Suez ^	497,655
43,000	Hong Kong & China Gas Co Ltd * ^	103,169
24,000	Osaka Gas Co Ltd * ^	95,751
4,953	RWE AG	315,485
40,000	Tokyo Gas Co ^	182,456
		$1,485,759

Water — 0.26%
1,600	Kurita Water Industries Ltd * ^	47,299
3,498	Severn Trent PLC * ^	81,881
7,643	United Utilities Group PLC * ^	72,416
3,601	Veolia Environnement * ^	112,153
		$313,749

TOTAL COMMON STOCK — 97.62% (Cost $118,952,803)		$119,096,553

PREFERRED STOCK

Shares		Value ($)

Automobiles — 0.26%
491	Bayerische Motoren Werke AG * ^	27,771
1,800	Volkswagen AG * ^	290,920
		$318,691

Household Goods — 0.10%
1,910	Henkel AG & Co KGaA * ^	118,222
		$118,222

TOTAL PREFERRED STOCK — 0.36% (Cost $448,045)		$436,913

STOCK RIGHTS

Shares		Value ($)

Automobiles — 0.01%
845	Porsche Automobil Holding SE *	7,326
		$7,326

Foreign Banks — 0.00%
42,891	Banco Bilbao Vizcaya Argentaria SA *	0
2,585	Danske Bank A/S *	5,257
		$5,257

Real Estate — 0.00%
12,155	Immofinanz AG *	0
		$0

TOTAL STOCK RIGHTS — 0.01% (Cost $24,213)		$12,583

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

1,158,000	Federal Home Loan Bank	1,158,000
	0.00% April 1, 2011
180,000	United States of America T-Bill	179,974
	0.07% June 16, 2011

TOTAL SHORT-TERM INVESTMENTS — 1.10% (Cost $1,337,974)		$1,337,974

TOTAL INVESTMENTS — 99.09% (Cost $120,763,035)		$120,884,023

OTHER ASSETS & LIABILITIES — 0.91%		$1,111,635

TOTAL NET ASSETS — 100%		$121,995,658

Legend

*	Non-income Producing Security
REIT	Real Estate Investment Trust
^	Security is fair valued under procedures adopted by the Board of Directors. At March 31, 2011, the aggregate market value of securities trading outside the U.S. was $116,489,113, representing 95.49% of net assets and whose values were adjusted as a result of significant market movements following the close of local trading.
†	Security pledged as collateral to ensure the Portfolio is able to satisfy the obligation of its outstanding futures contracts.

At March 31, 2011, the Portfolio had the following outstanding futures contracts:

Description	Exchange	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
SFE SPI 200 Long Equity Index Futures	Sydney	2	$243,250	June 2011	$9,695
EURX ER STX 50 Long Equity Index Futures	EUREX	23	654,120	June 2011	16,063
NEW FTSE 100 Equity Index Futures	LIFFE	8	470,760	June 2011	11,870
TSE TOPIX Equity Index Futures	Tokyo	6	51,960,000	June 2011	21,778

As of March 31, 2011, the Portfolio held the following forward foreign currency contracts:

Currency Purchased	Counterparty	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation (Depreciation)

AUD	CGM	402,960	USD	398,773	June 2011	$14,076
AUD	CS	255,700	USD	258,469	June 2011	3,506
EUR	CGM	695,522	USD	967,034	June 2011	17,035
EUR	CS	607,100	USD	850,246	June 2011	8,718
GBP	BA	113,000	USD	181,750	June 2011	(660)
GBP	CGM	745,453	USD	1,201,523	June 2011	(6,880)
GBP	CS	305,400	USD	491,015	June 2011	(1,589)
JPY	BB	8,525,000	USD	105,384	June 2011	(2,801)
JPY	CGM	85,447,917	USD	1,038,581	June 2011	(10,374)
JPY	CS	36,435,300	USD	449,987	June 2011	(11,556)
USD	CGM	233,530	AUD	233,400	June 2011	(5,597)
USD	CS	233,655	AUD	233,200	June 2011	(5,268)
USD	CGM	789,406	EUR	556,400	June 2011	2,176
USD	CS	710,200	EUR	500,400	June 2011	2,202
USD	JPM	240,405	EUR	333,623	June 2011	6,517
USD	CGM	758,210	GBP	464,000	June 2011	14,616
USD	CS	563,224	GBP	344,200	June 2011	11,619
USD	CGM	666,747	JPY	53,930,000	June 2011	17,800
USD	CS	406,027	JPY	32,860,000	June 2011	10,618

					Net Appreciation	$64,158

Currency Abbreviation:

AUD	Australian Dollar
EUR	Euro Dollar
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar

Counterparty Abbreviations:

BA	Bank of America Corp
BB	Barclays Bank PLC
CGM	Citigroup Global Markets
CS	Credit Suisse Group AG
JPM	JP Morgan Chase & Co

Management determines the Portfolio’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total net assets. These industry classifications are unaudited.

See Summary of Investments by Country following Schedule of Investments.

See notes following Schedule of Investments.

MAXIM SERIES FUND, INC.

MAXIM INTERNATIONAL INDEX PORTFOLIO

SUMMARY OF INVESTMENTS BY COUNTRY

MARCH 31, 2011

UNAUDITED

Country	Values ($)	% of Portfolio Investment
Australia	10,508,283	8.66%
Austria	402,518	0.33%
Belgium	1,169,158	0.96%
Bermuda	343,498	0.30%
Cayman Islands	125,835	0.10%
Cyprus	21,540	0.02%
Denmark	1,395,228	1.15%
Finland	1,227,048	1.02%
France	11,415,238	9.43%
Germany	10,241,584	8.49%
Greece	318,323	0.27%
Guernsey	72,785	0.06%
Hong Kong	2,991,973	2.48%
Ireland	357,045	0.29%
Isle of Man	87,798	0.07%
Israel	890,435	0.74%
Italy	3,420,947	2.83%
Japan	24,213,595	20.02%
Jersey	488,744	0.40%
Luxembourg	692,464	0.57%
Mauritius	42,106	0.03%
Netherlands	3,442,706	2.85%
New Zealand	76,470	0.07%
Norway	1,059,738	0.88%
Portugal	304,833	0.25%
Singapore	1,843,620	1.52%
Spain	4,284,115	3.55%
Sweden	3,727,814	3.07%
Switzerland	9,316,800	7.72%
United Kingdom	24,982,811	20.69%
United States	1,418,971	1.18%

	$120,884,023	100.00%

MAXIM SERIES FUND, INC.

MAXIM INTERNATIONAL INDEX PORTFOLIO

NOTES TO SCHEDULE OF INVESTMENTS

MARCH 31, 2011

UNAUDITED

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty portfolios. Interests in the Maxim International Index Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the MSCI EAFE Index. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are series of the fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and US and foreign news sources.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Derivative Investments:
Futures Contracts	Exchange traded close price.
Stock Rights	Close price, bids, evaluated bids.
Forward Foreign Currency Contracts	Reported trades, swap curves, currency volatility, net present value of cash flows and news sources.

Short-term Investments:	Amortized cost.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of March 31, 2011, the inputs used to value the Portfolio’s investments are detailed in the following table. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the period. Level 3 investments were not considered a significant portion of the portfolio.

Description*		Level 1		Level 2			Level 3			Total
Assets	$		$			$			$
Equity Investments:
Domestic Common Stock		-		57,529			-			57,529
Foreign Common Stock		2,754,667		116,284,356	**		-			119,039,023
Preferred Stock		-		436,913	**		-			436,913
Stock Rights		12,583		-			0	***		12,583
Derivative Investments:
Futures Contracts Variation Margin		12,579		-			-			12,579
Short-term Investments		-		1,337,974			-			1,337,974

Total	$	2,779,829	$	118,116,772		$	0		$	120,896,601

*Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

**Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $116,489,115 of investments securities were classified as a Level 2 instead of Level 1.

***Security classified as Level 3 had a market value less than $0.50 at period end.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Financial Futures Contracts

Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. When the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment advisor has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios in Maxim Series Fund, Inc., may invest in repurchase agreement transactions that are jointly collateralized by various U.S. Treasury or Agency obligations.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Forward Currency Transactions

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. Upon closing of such contract there is a gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold is determined on a specific lot selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and distributes substantially all of its net taxable income and net capital gains each year. The Portfolio is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

The Portfolio is not subject to examination by U.S. federal tax authorities for tax years before 2007, or state tax authorities for tax years before 2006.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), net capital losses recognized after December 31, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

2.	UNREALIZED APPRECIATION (DEPRECIATION)

At March 31, 2011, the U.S. Federal income tax cost basis was $120,763,035. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $4,334,387 and gross depreciation of securities in which there was an excess of tax cost over value of $4,213,400 resulting in net appreciation of $120,987.

3.	DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio uses futures contracts in order for the Portfolio to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the clearinghouse will fail to perform its obligations.

The Portfolio captures potential returns from changes in international exchange rates or reduces the risk of undesired currency exposure by entering into currency forward contracts. The Portfolio uses forward foreign currency contracts when it is determined that it is more cost or tax efficient to use derivative instruments rather than investing directly in the underlying bond or currency market.

4.	SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested in securities approved by the Board of Directors. The Portfolio had no securities on loan as of March 31, 2011.

MAXIM SERIES FUND, INC.

MAXIM INVESCO ADR PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2011

UNAUDITED

COMMON STOCK

Shares		Value ($)

Agriculture — 0.11%
428,000	Chaoda Modern Agriculture Holdings Ltd ^	266,017
		$266,017

Air Freight — 1.05%
99,739	TNT NV ADR	2,552,321
		$2,552,321

Auto Parts & Equipment — 0.37%
3,002	Hyundai Mobis † ^	895,045
		$895,045

Automobiles — 4.94%
230,641	Nissan Motor Co Ltd sponsored ADR ‡	4,070,814
646,275	Porsche Automobil Holding SE ADR ‡	4,834,137
38,394	Toyota Motor Corp sponsored ADR ‡	3,081,118
		$11,986,069

Chemicals — 5.45%
48,663	Nitto Denko Corp unsponsored ADR ‡	2,593,738
40,681	Shin-Etsu Chemical Co Ltd	2,028,761
187,366	Sumitomo Chemical Co Ltd ADR ‡	4,637,309
78,036	Yara International ASA ADR ‡	3,964,229
		$13,224,037

Communications - Equipment — 1.19%
22,350	HTC Corp ^	872,987
237,101	Nokia OYJ sponsored ADR ‡	2,017,730
		$2,890,717

Conglomerates — 1.45%
59,354	Hutchison Whampoa Ltd ADR	3,507,821
		$3,507,821

Distributors — 1.91%
83,756	Mitsubishi Corp sponsored ADR	4,634,220
		$4,634,220

Electric Companies — 1.90%
37,802	Cia Energetica de Minas Gerais sponsored ADR	728,445
112,152	Iberdrola SA sponsored ADR	3,889,431

		$4,617,876

Electronic Instruments & Equipment — 2.33%
44,025	AU Optronics Corp sponsored ADR	386,540
169,342	FUJIFILM Holdings Corp ADR	5,251,295
		$5,637,835

Electronics - Semiconductor — 0.65%
194,000	Powertech Technology Inc ^	607,593
1,132	Samsung Electronics Co Ltd ^	959,897
		$1,567,490

Engineering & Construction — 3.43%
100,726	Bouygues SA ^	4,835,056
230,615	Holcim Ltd ADR	3,470,756
		$8,305,812

Food & Beverages — 3.61%
49,808	Seven & I Holdings Co Ltd ADR	2,537,717
17,624	Tiger Brands Ltd sponsored ADR	459,458
101,000	Toyo Suisan Kaisha Ltd ^	2,193,008
113,360	Unilever NV NY Shrs	3,554,970
		$8,745,153

Foreign Banks — 12.38%
249,134	Asya Katilim Bankasi AS ^	484,731
146,390	Australia & New Zealand Banking Group Ltd sponsored ADR	3,623,153
52,235	Banco Santander Brasil SA ADR	640,401
338,831	Banco Santander SA sponsored ADR	3,971,099
107,100	Bangkok Bank PLC NVDR ^	608,927
215,966	Barclays PLC sponsored ADR	3,917,623
83,157	BNP Paribas ADR ‡	3,049,367
430,000	China Construction Bank Corp ^	402,560
508,000	China Minsheng Banking Corp Ltd ^	466,992
249,005	Danske Bank A/S unsponsored ADR †	2,950,709
901,065	Mitsubishi UFJ Financial Group Inc ADR	4,144,899
935,707	National Bank of Greece SA ADR ‡	1,656,201
11,424	Shinhan Financial Group Co Ltd ^	518,568
39,239	Standard Bank Group Ltd ^	602,348
33,663	Toronto-Dominion Bank	2,982,205
2	Turkiye Is Bankasi ^	5
		$30,019,788

Gold, Metals & Mining — 5.34%
73,505	BHP Billiton Ltd sponsored ADR	7,047,659
12,860	KGHM Polska Miedz SA ^	815,726
43,016	Magnitogorsk Iron & Steel Works Sponsored GDR ^	628,154
1,611	POSCO ^	739,166
329,378	Salzgitter AG ADR	2,565,855
36,100	Usinas Siderurgicas de Minas Gerais SA †	436,256
21,060	Vale SA sponsored ADR	702,351
		$12,935,167

Homebuilding — 0.49%
17,298	Desarrolladora Homex SAB de CV ADR † ‡	471,371

127,100	PDG Realty SA Empreendimentos e Participacoes	706,868
		$1,178,239

Household Goods — 0.41%
3,099	LG Electronics Inc ^	296,331
190,284	Steinhoff International Holdings Ltd † ^	707,812
		$1,004,143

Independent Power Producer — 1.20%
57,946	International Power PLC ADR ‡	2,908,889
		$2,908,889

Insurance Related — 4.73%
10,010	Dongbu Insurance Co Ltd † ^	456,545
62,903	Intact Financial Corp	3,260,315
108,157	Muenchener Rueckversicherungs AG ADR ‡	1,705,636
215,728	Zurich Financial Services AG ADR	6,057,642
		$11,480,138

Investment Bank/Brokerage Firm — 1.13%
71,760	Macquarie Group Ltd ADR	2,729,750
		$2,729,750

Machinery — 0.29%
4,096	Hyundai Mipo Dockyard † ^	697,035
		$697,035

Office Equipment & Supplies — 1.14%
63,852	Canon Inc sponsored ADR	2,767,984
		$2,767,984

Oil & Gas — 12.25%
2,191	CNOOC Ltd ADR	554,411
58,357	Dragon Oil PLC †	559,361
75,057	EnCana Corp	2,591,718
82,793	Eni SpA sponsored ADR	4,067,620
120,775	Nexen Inc	3,009,713
19,383	OAO Gazprom sponsored ADR ^	627,249
19,296	Petroleo Brasileiro SA ADR	780,137
32,600	PTT PLC ^	381,917
86,827	Repsol YPF SA sponsored ADR	2,991,190
67,418	Rosneft Oil Co GDR †	616,875
80,580	Royal Dutch Shell PLC ADR	5,901,679
10,779	Sasol Ltd sponsored ADR	624,643
81,097	Statoil ASA sponsored ADR ‡	2,241,521
77,989	Total SA sponsored ADR	4,754,989
		$29,703,023

Pharmaceuticals — 6.99%
50,440	Actelion Ltd † ^	2,900,397
59,107	AstraZeneca PLC sponsored ADR ‡	2,726,015
96,020	GlaxoSmithKline PLC sponsored ADR	3,688,128
153,478	Sanofi-Aventis ADR ‡	5,405,495
95,446	Takeda Pharmaceutical Co Ltd sponsored ADR	2,229,619
		$16,949,654

Railroads — 0.76%
198,819	East Japan Railway Co ADR	1,839,076
		$1,839,076

Real Estate — 3.00%
191,133	Cheung Kong (Holdings) Ltd ADR	3,115,468
457,588	Henderson Land Development Co Ltd sponsored ADR	3,171,085
397,000	KWG Property Holding Ltd † ^	320,661
3,560,000	Renhe Commercial Holdings Co Ltd ^	663,568
		$7,270,782

Retail — 3.94%
275,435	Esprit Holdings Ltd sponsored ADR	2,514,722
605	Lotte Shopping Co Ltd † ^	247,709
52,433	Metro Inc	2,498,612
63,930	Yamada Denki Co Ltd † ^	4,296,239
		$9,557,282

Telephone & Telecommunications — 9.12%
10,233	America Movil SAB de CV ADR Series L	594,537
10,253	China Mobile Ltd sponsored ADR	474,099
102,701	Nippon Telegraph & Telephone Corp ADR	2,309,745
139,179	NTT DoCoMo Inc sponsored ADR ‡	2,448,159
11,422	PT Telekomunikasi Indonesia sponsored ADR	383,551
27,411	SK Telecom Co Ltd ADR	515,601
148,618	Swisscom AG sponsored ADR	6,628,363
140,567	Telefonica SA sponsored ADR	3,545,100
207,718	Telstra Corp Ltd ADR	2,999,448
76,962	Vodafone Group PLC sponsored ADR	2,212,657
		$22,111,260

Textiles — 0.14%
1,047,000	China Dongxiang Group Co ^	331,379
		$331,379

Tobacco — 2.70%
99,277	Imperial Tobacco Group PLC ADR	6,171,059
7,020	KT&G Corp † ^	365,195
		$6,536,254

Transportation — 1.59%
461,226	Nippon Yusen KK sponsored ADR	3,625,236
105,000	U-Ming Marine Transport Corp ^	223,334
		$3,848,570

Utilities — 1.33%
67,141	National Grid PLC sponsored ADR	3,225,454
		$3,225,454

TOTAL COMMON STOCK — 97.32%		$235,924,280
(Cost $218,467,469)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

5,913,000	Federal Home Loan Bank	5,913,000
	0.00% April 1, 2011

TOTAL SHORT-TERM INVESTMENTS — 2.44%		$5,913,000
(Cost $5,913,000)

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

4,151,904	Undivided interest of 16.30% in a repurchase agreement (Principal Amount/Value $25,469,000 with a maturity value of $25,469,092) with Household Bank Securities Inc, 0.13%, dated 3/31/11, to be repurchased at $4,151,904 on 4/1/11, collateralized by various U.S. Government or agency securities, 0.00% - 4.13%, 1/12/12 - 10/3/22, with a value of $25,978,645.	4,151,904

4,151,903	Undivided interest of 16.27% in a repurchase agreement (Principal Amount/Value $25,522,000 with a maturity value of $25,522,106) with BNP Paribas Securities Corp, 0.15%, dated 3/31/11, to be repurchased at $4,151,903 on 4/1/11, collateralized by various U.S. Government or agency securities, 0.00% - 6.21%, 4/6/11 - 6/5/36, with a value of $26,032,492.	4,151,903

4,151,903	Undivided interest of 15.58% in a repurchase agreement (Principal Amount/Value $26,649,000 with a maturity value of $26,649,089) with Credit Suisse Inc, 0.12%, dated 3/31/11, to be repurchased at $4,151,903 on 4/1/11, collateralized by U.S. Treasury, 1.25% - 3.63%, 4/15/11 - 1/15/29, with a value of $27,182,003.	4,151,903

4,151,903	Undivided interest of 16.47% in a repurchase agreement (Principal Amount/Value $25,203,000 with a maturity value of $25,203,105) with Merrill Lynch, Pierce, Fenner & Smith, 0.15%, dated 3/31/11, to be repurchased at $4,151,903 on 4/1/11, collateralized by Ginnie Mae, 2.63% - 9.50%, 5/15/11 - 5/15/52, with a value of $25,707,060.	4,151,903

4,290,900	Undivided interest of 16.36% in a repurchase agreement (Principal Amount/Value $26,233,000 with a maturity value of $26,233,087) with Barclays Capital Inc, 0.12%, dated 3/31/11, to be repurchased at $4,290,900 on 4/1/11, collateralized by U.S. Treasury, 2.50% - 3.00%, 7/15/12 - 7/15/16, with a value of $26,757,662.	4,290,900

TOTAL SECURITIES LENDING COLLATERAL — 8.62%		$20,898,513
(Cost $20,898,513)

TOTAL INVESTMENTS — 108.38%		$262,735,793
(Cost $245,278,982)

OTHER ASSETS & LIABILITIES — (8.38%)		$(20,305,126)

TOTAL NET ASSETS — 100%		$242,430,667

Legend

^	Security is fair valued under procedures adopted by the Board of Directors. At March 31, 2011, the aggregate market value of securities trading outside the U.S. was $28,412,151, representing 11.72% of net assets and whose values were adjusted as a result of significant market movements following the close of local trading.
ADR	American Depositary Receipt
†	Non-income Producing Security
‡	A portion or all of the security is on loan at March 31, 2011.
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt

Management determines the Portfolio’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total net assets. These industry classifications are unaudited.

See Summary of Investments by Country following Schedule of Investments.

See notes following Schedule of Investments.

MAXIM SERIES FUND, INC.

MAXIM INVESCO ADR PORTFOLIO

SUMMARY OF INVESTMENTS BY COUNTRY

MARCH 31, 2011

UNAUDITED

Country	Values ($)	% of Portfolio Investment
Australia	16,400,010	6.24%
Brazil	3,994,458	1.52%
Canada	14,342,563	5.46%
Cayman Islands	652,040	0.25%
China	2,917,282	1.11%
Denmark	2,950,709	1.12%
Finland	2,017,730	0.77%
France	18,044,907	6.87%
Germany	9,105,628	3.47%
Greece	1,656,201	0.63%
Hong Kong	12,219,461	4.65%
Indonesia	383,551	0.15%
Ireland	559,361	0.21%
Italy	4,067,620	1.55%
Japan	50,618,123	19.26%
Mexico	1,065,908	0.41%
Netherlands	6,107,291	2.32%
Norway	6,205,750	2.36%
Poland	815,726	0.31%
Russia	1,872,278	0.71%
South Africa	2,394,261	0.92%
South Korea	5,691,092	2.17%
Spain	14,396,820	5.48%
Switzerland	19,057,158	7.25%
Taiwan	2,090,454	0.79%
Thailand	990,844	0.37%
Turkey	484,736	0.19%
United Kingdom	30,751,504	11.71%
United States	30,882,327	11.75%

	262,735,793	100.00%

MAXIM SERIES FUND, INC.

MAXIM INVESCO ADR PORTFOLIO

NOTES TO SCHEDULE OF INVESTMENTS

MARCH 31, 2011

UNAUDITED

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty portfolios. Interests in the Maxim Invesco ADR Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek high total return through capital appreciation and current income, while reducing risk through diversification. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are series of the fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and US and foreign news sources.

Short-term Investments:	Amortized cost.

Securities Lending Collateral:	Matures next day and therefore priced at par.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of March 31, 2011, the inputs used to value the Portfolio’s investments are detailed in the following table. At no point during the period did the Portfolio hold securities valued with Level 3 inputs. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the period.

Description*		Level 1		Level 2			Level 3		Total
Assets	$		$			$		$
Equity Investments:
Domestic Common Stock		2,982,205		4,070,813			-		7,053,018
Foreign Common Stock		100,662,418		128,208,844	**		-		228,871,262
Short-term Investments and Securities Lending Collateral		-		26,811,513			-		26,811,513

Total	$	103,644,623	$	159,091,170		$	0	$	262,735,793

*Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

** Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $28,412,152 of investments securities were classified as a Level 2 instead of Level 1.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment advisor has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios in Maxim Series Fund, Inc., may invest in repurchase agreement transactions that are jointly collateralized by various U.S. Treasury or Agency obligations.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold is determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and distributes substantially all of its net taxable income and net capital gains each year. The Portfolio is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

The Portfolio is not subject to examination by U.S. federal tax authorities for tax years before 2007, or state tax authorities for tax years before 2006.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), net capital losses recognized after December 31, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

2.	UNREALIZED APPRECIATION (DEPRECIATION)

At March 31, 2011, the U.S. Federal income tax cost basis was $247,948,733. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $27,705,204 and gross depreciation of securities in which there was an excess of tax cost over value of $12,918,143 resulting in net appreciation of $14,787,061.

3.	SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested in securities approved by the Board of Directors. As of March 31, 2011 the Portfolio had securities on loan valued at $20,353,103 and received collateral of $20,898,513 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The Portfolio also continues to receive interest or dividends on the securities loaned. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

MAXIM SERIES FUND, INC.

MAXIM JANUS LARGE CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2011

UNAUDITED

COMMON STOCK

Shares		Value ($)

Aerospace & Defense — 2.55%
76,750	Precision Castparts Corp	11,296,065
		$11,296,065

Air Freight — 6.37%
171,072	CH Robinson Worldwide Inc	12,681,567
208,705	United Parcel Service Inc Class B	15,510,956
		$28,192,523

Automobiles — 3.90%
824,330	Ford Motor Co *	12,290,760
159,740	General Motors Co *	4,956,732
		$17,247,492

Biotechnology — 5.71%
331,265	Celgene Corp *	19,057,676
129,239	Vertex Pharmaceuticals Inc *	6,194,425
		$25,252,101

Broadcast/Media — 3.91%
984,030	News Corp Class A	17,279,567
		$17,279,567

Chemicals — 0.91%
245,211	Israel Chemicals Ltd ^	4,036,578
		$4,036,578

Communications - Equipment — 1.77%
456,885	Cisco Systems Inc	7,835,578
		$7,835,578

Computer Hardware & Systems — 8.82%
111,974	Apple Inc *	39,017,340
		$39,017,340

Computer Software & Services — 17.60%
272,345	Adobe Systems Inc *	9,030,960
790,120	eBay Inc *	24,525,325
27,410	Google Inc Class A *	16,068,016
461,697	Microsoft Corp	11,708,636
333,606	Oracle Corp	11,132,432
322,070	Yahoo! Inc *	5,361,436
		$77,826,805

Electronic Instruments & Equipment — 1.08%
88,265	Amphenol Corp Class A	4,800,733
		$4,800,733

Financial Services — 5.79%
1,317,828	Bank of America Corp	17,566,647
26,610	CME Group Inc	8,024,246
		$25,590,893

Food & Beverages — 2.50%
193,770	Anheuser-Busch InBev NV ^	11,047,135
		$11,047,135

Foreign Banks — 1.70%
289,332	Standard Chartered PLC ^	7,502,676
		$7,502,676

Gold, Metals & Mining — 4.85%
780,940	Ivanhoe Mines Ltd * †	21,444,612
		$21,444,612

Health Care Related — 2.72%
206,363	Medco Health Solutions Inc *	12,026,552
		$12,026,552

Insurance Related — 3.76%
1,876,800	AIA Group Ltd * ^	5,777,304
957,902	Prudential PLC ^	10,840,322
		$16,617,626

Investment Bank/Brokerage Firm — 2.37%
581,423	Charles Schwab Corp	10,483,057
		$10,483,057

Machinery — 2.15%
62,900	FANUC Corp ^	9,507,772
		$9,507,772

Manufacturing — 2.00%
253,475	TE Connectivity Ltd	8,826,000
		$8,826,000

Oil & Gas — 4.59%
204,599	BG Group PLC ^	5,077,661
834,800	OGX Petroleo e Gas Participacoes SA *	10,006,453
128,745	Petroleo Brasileiro SA ADR	5,205,161
		$20,289,275

Real Estate — 0.74%
749,000	Hang Lung Properties Ltd ^	3,285,093
		$3,285,093

Retail — 2.82%
378,690	Limited Brands Inc	12,451,327
		$12,451,327

Shoes — 0.99%
57,870	NIKE Inc Class B	4,380,759
		$4,380,759

Telephone & Telecommunications — 2.49%
258,785	Crown Castle International Corp *	11,011,302
		$11,011,302

Textiles — 2.02%
154,677	Compagnie Financiere Richemont SA ^	8,918,677
		$8,918,677

TOTAL COMMON STOCK — 94.11% (Cost $336,094,789)		$416,167,538

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

Agency — 1.78%
1,605,000	Fannie Mae	1,604,998
	0.01% April 6, 2011
2,400,000	Federal Home Loan Bank	2,400,000
	0.00% April 6, 2011
159,000	Federal Home Loan Bank	158,999
	0.05% April 4, 2011
500,000	Federal Home Loan Bank	499,997
	0.03% April 7, 2011
3,200,000	Freddie Mac	3,199,992
	0.03% April 4, 2011
17,714,000	Federal Home Loan Bank	17,714,000
	0.00% April 1, 2011

TOTAL SHORT-TERM INVESTMENTS — 5.78% (Cost $25,577,986)		$25,577,986

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

4,880,000	Undivided interest of 19.16% in a repurchase agreement (Principal Amount/Value $25,469,000 with a maturity value of $25,469,092) with Household Bank Securities Inc, 0.13%, dated 3/31/11, to be repurchased at $4,880,000 on 4/1/11, collateralized by various U.S. Government or agency securities, 0.00% - 4.13%, 1/12/12 - 10/3/22, with a value of $25,978,645.	4,880,000

3,427,000	Undivided interest of 13.43% in a repurchase agreement (Principal Amount/Value $25,522,000 with a maturity value of $25,522,106) with BNP Paribas Securities Corp, 0.15%, dated 3/31/11, to be repurchased at $3,427,000 on 4/1/11, collateralized by various U.S. Government or agency securities, 0.00% - 6.21%, 4/6/11 - 6/5/36, with a value of $26,032,492.	3,427,000

4,596,000	Undivided interest of 17.25% in a repurchase agreement (Principal Amount/Value $26,649,000 with a maturity value of $26,649,089) with Credit Suisse Inc, 0.12%, dated 3/31/11, to be repurchased at $4,596,000 on 4/1/11, collateralized by U.S. Treasury, 1.25% - 3.63%, 4/15/11 - 1/15/29, with a value of $27,182,003.	4,596,000

4,024,000	Undivided interest of 15.97% in a repurchase agreement (Principal Amount/Value $25,203,000 with a maturity value of $25,203,105) with Merrill Lynch, Pierce, Fenner & Smith, 0.15%, dated 3/31/11, to be repurchased at $4,024,000 on 4/1/11, collateralized by Ginnie Mae, 2.63% - 9.50%, 5/15/11 - 5/15/52, with a value of $25,707,060.	4,024,000

4,717,000	Undivided interest of 17.98% in a repurchase agreement (Principal Amount/Value $26,233,000 with a maturity value of $26,233,087) with Barclays Capital Inc, 0.12%, dated 3/31/11, to be repurchased at $4,717,000 on 4/1/11, collateralized by U.S. Treasury, 2.50% - 3.00%, 7/15/12 - 7/15/16, with a value of $26,757,662.	4,717,000

TOTAL SECURITIES LENDING COLLATERAL — 4.90% (Cost $21,644,000)		$21,644,000

TOTAL INVESTMENTS — 104.79% (Cost $383,316,775)		$463,389,524

OTHER ASSETS & LIABILITIES — (4.79%)		$(21,187,978)

TOTAL NET ASSETS — 100%		$442,201,546

Legend

*	Non-income Producing Security
†	A portion or all of the security is on loan at March 31, 2011.
^

Security is fair valued under procedures adopted by the Board of Directors. At March 31, 2011, the aggregate market value of securities trading outside the U.S. was $65,993,218, representing 14.92% of net assets and whose values were adjusted as a result of significant market movements following the close of local trading.

ADR	American Depositary Receipt

Management determines the Portfolio’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total net assets. These industry classifications are unaudited.

See notes following Schedule of Investments.

MAXIM SERIES FUND, INC.

MAXIM JANUS LARGE CAP GROWTH PORTFOLIO

NOTES TO SCHEDULE OF INVESTMENTS

MARCH 31, 2011

UNAUDITED

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty portfolios. Interests in the Maxim Janus Large Cap Growth Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term growth of capital. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are series of the fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:

Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and US and foreign news sources.

Short-term Investments:	Amortized cost.

Securities Lending Collateral:	Matures next day and therefore priced at par.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of March 31, 2011, the inputs used to value the Portfolio’s investments are detailed in the following table. At no point during the period did the Portfolio hold securities valued with Level 3 inputs. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the period.

Description*		Level 1		Level 2		Level 3		Total
Assets	$		$		$		$
Equity Investments:
Domestic Common Stock		304,692,093		-		-		304,692,093
Foreign Common Stock		45,482,226		65,993,219	**	-		111,475,445
Short-term Investments and Securities Lending Collateral		-		47,221,986		-		47,221,986

Total		$350,174,319		$113,215,205		$0		$463,389,524

*Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

** Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $65,993,219 of investments securities were classified as a Level 2 instead of Level 1.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment advisor has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios in Maxim Series Fund, Inc., may invest in repurchase agreement transactions that are jointly collateralized by various U.S. Treasury or Agency obligations.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold is determined on a specific lot selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and distributes substantially all of its net taxable income and net capital gains each year. The Portfolio is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

The Portfolio is not subject to examination by U.S. federal tax authorities for tax years before 2007, or state tax authorities for tax years before 2006.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), net capital losses recognized after December 31, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

2.	UNREALIZED APPRECIATION (DEPRECIATION)

At March 31, 2011, the U.S. Federal income tax cost basis was $384,181,516. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $87,862,665 and gross depreciation of securities in which there was an excess of tax cost over value of $8,654,657 resulting in net appreciation of $79,208,008.

3.	SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested in securities approved by the Board of Directors. As of March 31, 2011 the Portfolio had securities on loan valued at $21,164,740 and received collateral of $21,644,000 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The Portfolio also continues to receive interest or dividends on the securities loaned. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2011

UNAUDITED

BONDS

Par Value ($)		Value ($)

Aerospace & Defense — 0.43%
1,550,000	Bombardier Inc	1,635,997
	7.35% December 22, 2026
		$1,635,997

Agriculture — 0.29%
1,055,000	Corn Products International Inc	1,102,727
	6.63% April 15, 2037
		$1,102,727

Air Freight — 0.80%
913,951	Atlas Air Worldwide Holdings Inc ‡‡	731,161
	8.77% January 2, 2011
327,733	Atlas Air Worldwide Holdings Inc	331,011
	9.06% January 2, 2014
1,095,419	Atlas Air Worldwide Holdings Inc *	1,084,465
	7.68% January 2, 2014
976,627	Atlas Air Worldwide Holdings Inc *	869,198
	7.63% January 2, 2015
		$3,015,835

Airlines — 2.76%
12,488	American Airlines Inc	12,488
	8.04% September 16, 2011
2,295,000	AMR Corp †	2,415,488
	6.25% October 15, 2014
486,900	Continental Airlines Inc	488,117
	7.37% December 15, 2015
31,847	Continental Airlines Inc	32,166
	8.31% October 2, 2019
897,541	Delta Air Lines Inc †	931,198
	8.95% August 10, 2014
450,897	Delta Air Lines Inc	477,951
	9.75% December 17, 2016
546,000	Delta Air Lines Inc ‡	580,125
	9.50% September 15, 2014
1,185,195	Delta Air Lines Inc	1,223,714
	6.82% August 10, 2022
705,000	Qantas Airways Ltd ‡	750,839
	6.05% April 15, 2016

449,535	UAL	454,030
	6.64% January 2, 2024
2,653,501	UAL	3,038,259
	10.40% November 1, 2016
		$10,404,375

Automobiles — 2.63%
1,760,000	Ford Motor Co	1,662,746
	6.38% February 1, 2029
755,000	Ford Motor Co	732,748
	6.63% October 1, 2028
1,475,000	Ford Motor Co	2,673,437
	4.25% November 15, 2016
3,795,000	Ford Motor Co †	4,108,505
	7.45% July 16, 2031
265,000	Ford Motor Co	266,061
	7.50% August 1, 2026
245,000	Ford Motor Co	237,871
	7.13% November 15, 2025
155,000	Ford Motor Co	162,285
	6.50% August 1, 2018
50,000	Ford Motor Co	48,549
	6.63% February 15, 2028
		$9,892,202

Banks — 0.70%
1,830,000	BAC Capital Trust VI	1,596,951
	5.63% March 8, 2035
1,000,000	Keycorp Capital III	1,022,674
	7.75% July 15, 2029
		$2,619,625

Biotechnology — 0.11%
250,000	Human Genome Sciences Inc	405,000
	2.25% August 15, 2012
		$405,000

Broadcast/Media — 0.44%
695,000	Clear Channel Communications Inc †	689,787
	5.00% March 15, 2012
765,000	Comcast Corp	719,103
	5.65% June 15, 2035
120,000	Historic TW Inc	127,958
	6.63% May 15, 2029
81,317	Liberty Media LLC	45,538
	3.50% January 15, 2031
75,000	Time Warner Inc	86,518
	7.63% April 15, 2031
		$1,668,904

Building Materials — 1.04%
1,400,000	Masco Corp	1,263,200
	6.50% August 15, 2032

865,000	Owens Corning Inc	867,969
	7.00% December 1, 2036
575,000	Owens Corning Inc	626,061
	6.50% December 1, 2016
1,220,000	USG Corp	1,146,800
	6.30% November 15, 2016
		$3,904,030

Canadian - Federal — 8.41%
7,880,000	Government of Canada	8,743,915
	4.25% June 1, 2018
5,295,000	Government of Canada	5,460,267
	1.00% September 1, 2011
13,645,000	Government of Canada	14,686,074
	5.25% June 1, 2012
2,600,000	Government of Canada	2,752,272
	3.75% June 1, 2012
		$31,642,528

Canadian - Provincial — 0.64%
2,149,781	Province of Alberta	2,418,643
	5.93% September 16, 2016
		$2,418,643

Chemicals — 2.92%
2,220,000	Borden Inc	1,820,400
	7.88% February 15, 2023
480,000	Borden Inc	446,400
	9.20% March 15, 2021
3,175,000	Chevron Phillips Chemical Co LLC ‡	3,790,667
	8.25% June 15, 2019
535,000	Hercules Inc	450,069
	6.50% June 30, 2029
3,675,000	Methanex Corp	3,682,901
	6.00% August 15, 2015
750,000	Methanex Corp	808,125
	8.75% August 15, 2012
		$10,998,562

Commercial Mortgage Backed — 0.13%
500,000	Community Program Loan Trust	472,820
	Series 1987-A Class A5
	4.50% April 1, 2029
		$472,820

Communications - Equipment — 0.67%
735,000	Ciena Corp ‡	1,100,663
	3.75% October 15, 2018
375,000	Motorola Solutions Inc	402,376
	6.63% November 15, 2037
325,000	Motorola Solutions Inc	333,995
	6.50% November 15, 2028

798,000	Nortel Networks Corp ‡‡ @	687,277
	2.13% April 15, 2014
		$2,524,311

Conglomerates — 0.33%
620,000	Textron Inc †	714,843
	7.25% October 1, 2019
500,000	Textron Inc	522,448
	5.60% December 1, 2017
		$1,237,291

Electric Companies — 1.46%
1,388,265	Bruce Mansfield Unit #	1,456,777
	6.85% June 1, 2034
28,000	Commonwealth Edison Co #	27,970
	4.75% December 1, 2011
800,000	EDP Finance BV ‡	698,293
	4.90% October 1, 2019
1,010,000	Energy Future Holdings Corp	472,175
	6.50% November 15, 2024
1,225,000	Energy Future Holdings Corp	563,500
	6.55% November 15, 2034
395,000	Energy Future Holdings Corp	258,725
	5.55% November 15, 2014
302,500	Quezon Power Philippines Ltd	329,725
	8.86% June 15, 2017
455,000	White Pine Hydro LLC ‡ #	430,885
	6.96% July 10, 2037
300,000	White Pine Hydro LLC ‡ #	311,409
	6.31% July 10, 2017
1,000,000	White Pine Hydro Portfolio LLC ‡ #	948,150
	7.26% July 20, 2015
		$5,497,609

Electronic Instruments & Equipment — 1.66%
1,500,000	Agilent Technologies Inc	1,673,403
	6.50% November 1, 2017
500,000	Avnet Inc	537,520
	5.88% March 15, 2014
245,000	Avnet Inc	268,151
	6.63% September 15, 2016
950,000	Corning Inc	1,084,589
	7.25% August 15, 2036
2,625,000	Ingram Micro Inc	2,668,709
	5.25% September 1, 2017
		$6,232,372

Electronics - Semiconductor — 2.93%
325,000	Freescale Semiconductor Inc †	336,781
	8.88% December 15, 2014
6,090,000	Intel Corp	7,163,363
	3.25% August 1, 2039

2,585,000	Intel Corp	2,659,319
	2.95% December 15, 2035
610,000	Kulicke & Soffa Industries Inc	609,237
	0.88% June 1, 2012
230,000	Micron Technology Inc	250,125
	1.88% June 1, 2014
		$11,018,825

Financial Services — 6.52%
1,000,000	Associates Corp of North America	1,117,580
	6.95% November 1, 2018
153,258	CIT Group Inc	153,449
	7.00% May 1, 2016
1,347,243	CIT Group Inc	1,348,927
	7.00% May 1, 2017
577,386	CIT Group Inc	582,438
	7.00% May 1, 2015
293,448	CIT Group Inc	298,951
	7.00% May 1, 2013
577,386	CIT Group Inc	588,212
	7.00% May 1, 2014
360,000	Citigroup Inc	343,294
	6.13% August 25, 2036
100,000	Citigroup Inc §	133,194
	3.63% November 30, 2017
125,000	Citigroup Inc	117,515
	5.88% February 22, 2033
60,000	Citigroup Inc	58,834
	5.85% December 11, 2034
5,255,000	General Electric Capital Corp	4,173,395
	6.50% September 28, 2015
400,000	General Electric Capital Corp	317,199
	6.75% September 26, 2016
552,000	GMAC Inc	592,710
	8.00% December 31, 2018
255,000	GMAC Inc	274,444
	7.50% December 31, 2013
979,000	GMAC Inc	1,067,110
	8.00% November 1, 2031
159,000	GMAC Inc	167,546
	6.75% December 1, 2014
1,325,000	International Lease Finance Corp ‡	1,457,500
	8.88% September 15, 2015
460,000	International Lease Finance Corp	504,275
	8.25% December 15, 2020
37,900,127,200	JPMorgan Chase & Co ‡ **	4,089,705
	8.80% April 12, 2012
3,035,000	Lloyds TSB Bank PLC ‡	2,983,727
	6.50% September 14, 2020
1,100,000	SLM Corp	940,443
	5.63% August 1, 2033

3,510,000	Springleaf Finance Corp	3,207,262
	6.90% December 15, 2017
		$24,517,710

Food & Beverages — 1.31%
360,000	Albertson’s Inc	295,200
	8.00% May 1, 2031
755,000	Albertson’s Inc	547,375
	6.63% June 1, 2028
580,000	Albertson’s Inc	482,850
	7.75% June 15, 2026
4,545,000	Albertson’s Inc	3,590,550
	7.45% August 1, 2029
		$4,915,975

Foreign Banks — 0.74%
3,110,000,000	Barclays Bank PLC	2,768,061
	3.68% August 20, 2015
		$2,768,061

Foreign Governments — 9.28%
16,400,000,000	Export-Import Bank of Korea ‡	1,819,781
	6.60% November 4, 2013
2,935,000	Government of Australia	3,042,347
	6.00% June 14, 2011
6,290,000	Government of Australia	6,577,132
	6.00% May 1, 2012
1,280,000	Government of Norway	246,274
	5.00% May 15, 2015
28,530,000	Government of Norway	5,366,983
	4.25% May 19, 2017
19,430,000	Government of Norway	3,773,877
	6.50% May 15, 2013
2,225,000	Government of Ireland	2,099,973
	5.40% March 13, 2025
3,100,000	Government of Ireland	3,102,109
	4.50% October 18, 2018
1,050,000	Government of Ireland	1,008,156
	4.50% April 18, 2020
175,000	Government of Ireland	170,980
	5.00% October 18, 2020
80,000,000	Government of Mexico	6,827,386
	8.00% December 7, 2023
700,000	Government of Portugual	696,210
	3.85% April 15, 2021
175,000	Government of Portugual	192,447
	4.80% June 15, 2020
		$34,923,655

Gold, Metals & Mining — 0.11%
255,000	Alcoa Inc	266,748
	6.75% January 15, 2028

140,000	Alcoa Inc	143,268
	5.87% February 23, 2022
		$410,016

Health Care Related — 2.55%
725,000	HCA Inc	665,188
	7.50% November 6, 2033
80,000	HCA Inc	84,100
	6.75% July 15, 2013
175,000	HCA Inc	163,625
	7.75% July 15, 2036
130,000	HCA Inc	132,275
	6.50% February 15, 2016
150,000	HCA Inc	153,000
	6.38% January 15, 2015
45,000	HCA Inc	45,844
	5.75% March 15, 2014
765,000	HCA Inc	728,662
	7.69% June 15, 2025
150,000	HCA Inc	150,750
	7.19% November 15, 2015
575,000	HCA Inc	575,000
	8.36% April 15, 2024
1,115,000	HCA Inc	1,050,887
	7.58% September 15, 2025
395,000	HCA Inc	373,275
	7.50% December 15, 2023
2,505,000	HCA Inc	2,229,450
	7.05% December 1, 2027
570,000	Omnicare Inc	734,588
	3.75% December 15, 2025
2,410,000	Owens & Minor Inc #	2,472,646
	6.35% April 15, 2016
55,000	Tenet Healthcare Corp	45,581
	6.88% November 15, 2031
		$9,604,871

Homebuilding — 1.89%
80,000	K Hovnanian Enterprises Inc	59,600
	6.25% January 15, 2016
25,000	K Hovnanian Enterprises Inc †	22,688
	6.38% December 15, 2014
20,000	K Hovnanian Enterprises Inc	18,150
	6.50% January 15, 2014
1,925,000	Lennar Corp	1,896,125
	5.60% May 31, 2015
3,615,000	Pulte Group Inc	2,828,738
	6.00% February 15, 2035
396,000	Pulte Group Inc	393,030
	5.20% February 15, 2015
695,000	Pulte Group Inc	564,687
	6.38% May 15, 2033

1,290,000	Toll Brothers Finance Corp	1,316,721
	5.15% May 15, 2015
		$7,099,739

Household Goods — 0.01%
26,000	Dixie Group Inc †	25,220
	7.00% May 15, 2012
		$25,220

Independent Power Producer — 0.41%
180,000	Dynegy Holdings Inc	132,300
	7.13% May 15, 2018
415,000	Dynegy Holdings Inc	288,425
	7.63% October 15, 2026
2,220,000	NGC Corp Capital Trust I #	1,132,200
	8.32% June 1, 2027
		$1,552,925

Insurance Related — 2.64%
280,000	American International Group Inc	291,658
	5.85% January 16, 2018
80,000	American International Group Inc	82,123
	5.45% May 18, 2017
1,175,000	Hanover Insurance Group Inc	1,248,991
	7.50% March 1, 2020
125,000	Marsh & McLennan Cos Inc	117,669
	5.88% August 1, 2033
590,000	MBIA Insurance Corp ‡ §	324,500
	14.00% January 15, 2033
1,600,000	MetLife Inc	2,208,000
	10.75% August 1, 2069
810,000	MetLife Inc	780,111
	6.40% December 15, 2036
3,005,000	Mutual of Omaha Insurance Co ‡	3,040,925
	6.80% June 15, 2036
535,000	Penn Mutual Life Insurance Co ‡	518,443
	6.65% June 15, 2034
725,000	XL Capital Ltd	719,856
	6.25% May 15, 2027
575,000	XL Capital Ltd	598,079
	6.38% November 15, 2024
		$9,930,355

Investment Bank/Brokerage Firm — 1.45%
1,700,000	Morgan Stanley	1,771,375
	7.63% March 3, 2016
800,000	Morgan Stanley	807,437
	5.75% January 25, 2021
2,900,000	Morgan Stanley	2,897,961
	5.50% July 24, 2020
		$5,476,773

Machinery — 0.19%
665,000	Toro Co #	597,353
	6.63% May 1, 2037
95,000	Trinity Industries Inc	103,550
	3.88% June 1, 2036
		$700,903

Medical Products — 0.17%
620,000	Boston Scientific Corp	649,646
	6.00% January 15, 2020
		$649,646

Office Equipment & Supplies — 0.20%
750,000	Xerox Capital Trust I	763,125
	8.00% February 1, 2027
		$763,125

Oil & Gas — 3.78%
40,000	Allis-Chalmers Energy Inc	42,900
	8.50% March 1, 2017
110,000	Allis-Chalmers Energy Inc	112,338
	9.00% January 15, 2014
880,000	Anadarko Petroleum Corp	968,612
	6.38% September 15, 2017
1,725,000	Chesapeake Energy Corp	1,584,844
	2.25% December 15, 2038
660,000	Chesapeake Energy Corp	716,925
	2.50% May 15, 2037
995,000	Connacher Oil & Gas Ltd ‡	1,054,700
	10.25% December 15, 2015
1,200,000	DCP Midstream LLC ‡	1,219,884
	6.45% November 3, 2036
250,000	El Paso Corp	277,340
	7.80% August 1, 2031
2,000,000	El Paso Corp	2,026,212
	6.95% June 1, 2028
210,000	Parker Drilling Co	225,750
	9.13% April 1, 2018
1,500,000	Pioneer Natural Resources Co	1,564,180
	7.20% January 15, 2028
2,750,000	Plains All American Pipeline LP	2,907,891
	6.65% January 15, 2037
1,275,000	Plains All American Pipeline LP	1,412,029
	6.13% January 15, 2017
110,000	Weatherford International Ltd	109,987
	6.50% August 1, 2036
		$14,223,592

Paper & Forest Products — 2.42%
120,000	Georgia-Pacific LLC	144,900
	8.88% May 15, 2031
540,000	Georgia-Pacific LLC	616,950
	8.00% January 15, 2024

635,000	Georgia-Pacific LLC	663,575
	7.25% June 1, 2028
5,850,000	Georgia-Pacific LLC	6,427,687
	7.75% November 15, 2029
685,000	Westvaco Corp	716,652
	7.95% February 15, 2031
490,000	Westvaco Corp	522,941
	8.20% January 15, 2030
		$9,092,705

Personal Loans — 2.18%
100,000	American General Finance Corp	90,000
	5.75% September 15, 2016
200,000	American General Finance Corp	198,000
	5.90% September 15, 2012
900,000	American General Finance Corp	801,000
	6.50% September 15, 2017
400,000	American General Finance Corp	391,000
	5.85% June 1, 2013
200,000	American General Finance Corp	196,750
	5.38% October 1, 2012
300,000	American General Finance Corp	294,750
	4.88% July 15, 2012
100,000	American General Finance Corp	91,250
	5.40% December 1, 2015
170,000	Ford Motor Credit Co LLC	184,013
	7.00% April 15, 2015
100,000	SLM Corp	100,683
	5.00% April 15, 2015
3,725,000	SLM Corp	4,172,000
	8.45% June 15, 2018
1,305,000	SLM Corp	1,357,398
	5.38% January 15, 2013
60,000	SLM Corp	61,922
	5.13% August 27, 2012
280,000	SLM Corp	282,640
	5.05% November 14, 2014
		$8,221,406

Pharmaceuticals — 1.51%
1,735,000	Elan Finance PLC	1,793,556
	8.88% December 1, 2013
565,000	Nektar Therapeutics	569,238
	3.25% September 28, 2012
840,000	Valeant Pharmaceuticals International	3,318,000
	4.00% November 15, 2013
		$5,680,794

Railroads — 0.07%
386,000	Missouri Pacific Railroad Co #	263,445
	5.00% January 1, 2045
		$263,445

Real Estate — 2.71%
850,000	Camden Property Trust	930,455
	5.70% May 15, 2017
135,000	Duke Realty LP	145,627
	5.95% February 15, 2017
50,000	Equity Residential	53,693
	5.13% March 15, 2016
2,640,000	Highwoods Realty LP	2,809,665
	5.85% March 15, 2017
2,200,000	Highwoods Realty LP	2,514,690
	7.50% April 15, 2018
815,000	Host Hotels & Resorts LP ‡	816,019
	2.63% April 15, 2027
375,000	iStar Financial Inc	355,312
	5.95% October 15, 2013
110,000	iStar Financial Inc	95,975
	5.85% March 15, 2017
1,565,000	iStar Financial Inc †	1,588,475
	8.63% June 1, 2013
105,000	iStar Financial Inc †	98,175
	5.70% March 1, 2014
20,000	iStar Financial Inc	18,300
	6.05% April 15, 2015
270,000	iStar Financial Inc †	240,300
	5.88% March 15, 2016
395,000	ProLogis	427,852
	6.63% May 15, 2018
50,000	ProLogis	53,705
	5.75% April 1, 2016
60,000	ProLogis	63,676
	5.63% November 15, 2015
		$10,211,919

Retail — 1.66%
430,000	Dillard’s Inc	423,550
	6.63% January 15, 2018
1,070,000	Dillard’s Inc	1,027,200
	7.75% July 15, 2026
500,000	Dillard’s Inc	487,500
	7.88% January 1, 2023
850,000	Foot Locker Inc	858,500
	8.50% January 15, 2022
228,000	JC Penney Corp Inc	205,485
	6.38% October 15, 2036
525,000	Macy’s Retail Holdings Inc	525,000
	6.38% March 15, 2037
540,000	Toys R Us Inc	580,500
	7.88% April 15, 2013
2,125,000	Toys R Us Inc	2,130,312
	7.38% October 15, 2018
		$6,238,047

Savings & Loans — 0.66%
2,465,000	Residential Capital LLC	2,486,569
	9.63% May 15, 2015
		$2,486,569

Specialized Services — 1.74%
1,400,000	Alta Wind Holdings LLC ‡	1,474,494
	7.00% June 30, 2035
1,300,000	DP World Ltd ‡	1,196,000
	6.85% July 2, 2037
514,432	PF Export Receivable Master Trust ‡	547,870
	6.44% June 1, 2015
81,357	Power Receivable Finance LLC ‡	81,406
	6.29% January 1, 2012
1,125,000	Ranhill Labuan Ltd ‡	990,000
	12.50% October 26, 2011
35,000	Western Union Co	34,348
	6.20% June 21, 2040
2,270,000	Western Union Co	2,221,374
	6.20% November 17, 2036
		$6,545,492

Supranationals — 5.71%
17,325,000	Inter-American Development Bank	13,827,230
	6.00% December 15, 2017
9,600,000	International Bank for Reconstruction & Development	7,647,244
	1.43% March 5, 2014
		$21,474,474

Telephone & Telecommunications — 7.00%
250,000	Alcatel-Lucent USA Inc	215,000
	6.50% January 15, 2028
4,555,000	Alcatel-Lucent USA Inc	3,917,300
	6.45% March 15, 2029
760,000	AT&T Corp	804,129
	6.50% March 15, 2029
405,000	AT&T Inc	403,587
	6.15% September 15, 2034
170,000	Axtel SAB de CV ‡	163,200
	9.00% September 22, 2019
170,000	BellSouth Corp	166,460
	6.00% November 15, 2034
35,000	BellSouth Corp	36,634
	6.55% June 15, 2034
775,000	Embarq Corp	873,736
	8.00% June 1, 2036
625,000	Level 3 Communications Inc	616,406
	3.50% June 15, 2012
2,670,000	Level 3 Communications Inc ‡ #	3,107,213
	7.00% March 15, 2015
995,000	Level 3 Communications Inc #	1,157,931
	7.00% March 15, 2015

740,000	Level 3 Financing Inc	734,450
	8.75% February 15, 2017
110,000	Level 3 Financing Inc ‡	106,425
	9.38% April 1, 2019
485,000	Nextel Communications Inc	486,819
	7.38% August 1, 2015
1,210,000	Nextel Communications Inc	1,213,025
	5.95% March 15, 2014
125,000	Nextel Communications Inc	125,937
	6.88% October 31, 2013
1,580,000	Nortel Networks Capital Corp ‡‡ @	1,161,300
	7.88% June 15, 2026
250,000	Nortel Networks Ltd ‡‡ @	65,000
	6.88% September 1, 2023
150,000	Portugal Telecom International Finance BV	162,657
	4.50% June 16, 2025
400,000	Portugal Telecom International Finance BV	486,789
	5.00% November 4, 2019
3,500,000	Qwest Capital Funding Inc	3,727,500
	7.75% February 15, 2031
150,000	Qwest Capital Funding Inc	156,000
	7.63% August 3, 2021
500,000	Qwest Corp	532,500
	7.25% September 15, 2025
45,000	Qwest Corp	45,056
	6.88% September 15, 2033
760,000	Sprint Capital Corp	784,700
	6.90% May 1, 2019
130,000	Sprint Capital Corp	138,287
	8.75% March 15, 2032
1,329,000	Sprint Capital Corp	1,226,002
	6.88% November 15, 2028
606,000	Sprint Nextel Corp	608,273
	6.00% December 1, 2016
465,000	Telecom Italia Capital SA	438,828
	6.38% November 15, 2033
470,000	Telecom Italia Capital SA	425,282
	6.00% September 30, 2034
1,960,000	US West Capital Funding Inc	1,945,300
	6.88% July 15, 2028
250,000	US West Capital Funding Inc	255,000
	6.50% November 15, 2018
65,000	Verizon Maryland Inc	58,671
	5.13% June 15, 2033
		$26,345,397

Tobacco — 0.83%
2,235,000	Reynolds American Inc	2,555,839
	6.75% June 15, 2017
545,000	Reynolds American Inc	576,808
	7.25% June 15, 2037
		$3,132,647

Transportation — 0.30%
1,650,000	APL Ltd #	1,130,250
	8.00% January 15, 2024
		$1,130,250

U.S. Governments — 1.43%
5,630,000	United States of America T-Bond	5,384,566
	4.25% November 15, 2040
		$5,384,566

U.S. Municipal — 1.12%
1,855,000	Michigan Tobacco Settlement Finance Authority #	1,315,770
	7.31% June 1, 2034
4,620,000	Tobacco Settlement Financing Corp #	2,905,749
	6.71% June 1, 2046
		$4,221,519

Utilities — 0.16%
920,000	Calpine Corp ‡‡ ~ ^	0
	0.00% July 15, 2010
500,000	EQT Corp	596,008
	8.13% June 1, 2019
		$596,008
TOTAL BONDS — 89.10%		$335,279,460
(Cost $305,762,665)

COMMON STOCK

Shares		Value ($)

Biotechnology — 1.04%
81,282	Vertex Pharmaceuticals Inc ††	3,895,846
		$3,895,846

Containers — 0.21%
26,029	Owens-Illinois Inc ††	785,815
		$785,815

Electronic Instruments & Equipment — 0.28%
51,679	Corning Inc	1,066,138
		$1,066,138

Oil & Gas — 0.37%
42,007	Chesapeake Energy Corp	1,408,075
		$1,408,075

Pharmaceuticals — 0.24%
18,485	Valeant Pharmaceuticals International Inc	920,738
		$920,738

Unit Investment Trust — 0.03%
3,311	Dreyfus High Yield Strategies Fund †	15,462

3,493	DWS High Income Trust †	35,419
7,484	Highland Credit Strategies Fund	56,205
		$107,086

TOTAL COMMON STOCK — 2.17%		$8,183,698
(Cost $4,950,461)

PREFERRED STOCK

Shares		Value ($)

Auto Parts & Equipment — 0.24%
17,850	Goodyear Tire & Rubber Co ††	911,778
		$911,778

Automobiles — 0.50%
38,950	General Motors Co	1,876,903
		$1,876,903

Electric Companies — 0.34%
5,650	AES Trust III	277,203
2,255	New York State Electric & Gas Corp	178,145
25,000	Southern California Edison Co	529,250
3,600	Union Electric Co	273,600
		$1,258,198

Financial Services — 0.58%
1,484	Bank of America Corp	1,500,695
283	GMAC Inc ‡	263,332
9,608	Sovereign Capital Trust IV	427,556
		$2,191,583

Household Goods — 0.40%
31,225	Newell Financial Trust Inc	1,494,897
		$1,494,897

Oil & Gas — 0.36%
415	Chesapeake Energy Corp †	40,981
30,000	El Paso Energy Capital Trust I	1,321,875
		$1,362,856

Real Estate — 0.04%
3,200	Health Care REIT Inc ††	163,600
		$163,600

Telephone & Telecommunications — 0.43%
1,650	Lucent Technologies Capital Trust 1	1,612,875
		$1,612,875

Utilities — 0.01%
134	MDU Resources Group Inc	13,475
300	Xcel Energy Inc	20,703
		$34,178

TOTAL PREFERRED STOCK — 2.90%		$10,906,868
(Cost $9,095,412)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

17,184,000	Federal Home Loan Bank	17,184,000
	0.00% April 1, 2011

TOTAL SHORT-TERM INVESTMENTS — 4.57%		$17,184,000
(Cost $17,184,000)

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

2,099,949	Undivided interest of 8.25% in a repurchase agreement (Principal Amount/Value $25,469,000 with a maturity value of $25,469,092) with Household Bank Securities Inc, 0.13%, dated 3/31/11, to be repurchased at $2,099,949 on 4/1/11, collateralized by various U.S. Government or agency securities, 0.00% - 4.13%, 1/12/12 - 10/3/22, with a value of $25,978,645.	2,099,949

1,418,966	Undivided interest of 5.56% in a repurchase agreement (Principal Amount/Value $25,522,000 with a maturity value of $25,522,106) with BNP Paribas Securities Corp, 0.15%, dated 3/31/11, to be repurchased at $1,418,966 on 4/1/11, collateralized by various U.S. Government or agency securities, 0.00% - 6.21%, 4/6/11 - 6/5/36, with a value of $26,032,492.	1,418,966

2,146,947	Undivided interest of 8.06% in a repurchase agreement (Principal Amount/Value $26,649,000 with a maturity value of $26,649,089) with Credit Suisse Inc, 0.12%, dated 3/31/11, to be repurchased at $2,146,948 on 4/1/11, collateralized by U.S. Treasury, 1.25% - 3.63%, 4/15/11 - 1/15/29, with a value of $27,182,003.	2,146,948

2,099,949	Undivided interest of 8.33% in a repurchase agreement (Principal Amount/Value $25,203,000 with a maturity value of $25,203,105) with Merrill Lynch, Pierce, Fenner & Smith, 0.15%, dated 3/31/11, to be repurchased at $2,099,949 on 4/1/11, collateralized by Ginnie Mae, 2.63% - 9.50%, 5/15/11 - 5/15/52, with a value of $25,707,060.	2,099,949

2,093,949	Undivided interest of 7.98% in a repurchase agreement (Principal Amount/Value $26,233,000 with a maturity value of $26,233,087) with Barclays Capital Inc, 0.12%, dated 3/31/11, to be repurchased at $2,093,949 on 4/1/11, collateralized by U.S. Treasury, 2.50% - 3.00%, 7/15/12 - 7/15/16, with a value of $26,757,662.	2,093,949

TOTAL SECURITIES LENDING COLLATERAL — 2.62% (Cost $9,859,761)		$9,859,761

TOTAL INVESTMENTS — 101.36% (Cost $346,852,299)		$381,413,787

OTHER ASSETS & LIABILITIES — (1.36%)		$(5,127,567)

TOTAL NET ASSETS — 100%		$376,286,220

Legend

‡‡	Security in default on interest payments during the last 12 months. At March 31, 2011, the aggregate market value of the securities was $2,644,738, representing 0.70% of net assets.
*	Security in default, some interest payments received during the last 12 months. At March 31, 2011, the aggregate market value of the securities was $1,953,663, representing 0.52% of net assets.
†	A portion or all of the security is on loan at March 31, 2011.
‡	Securities are registered pursuant to Rule 144A and may be deemed restricted for resale.
@	Security in bankruptcy at March 31, 2011.
#	Illiquid security
**	For zero coupon bond, the interest rate shown is the effective yield on date of purchase.
§	Interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2011.
~	Security has no market value at March 31, 2011.
^	Security is fair valued at March 31, 2011.
††	Non-income Producing Security

Management determines the Portfolio’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total net assets. These industry classifications are unaudited.

See notes following Schedule of Investments.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO

NOTES TO SCHEDULE OF INVESTMENTS

MARCH 31, 2011

UNAUDITED

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty portfolios. Interests in the Maxim Loomis Sayles Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek high total investment return through a combination of current income and capital appreciation. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are series of the fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Fixed Income:
Corporate Bonds and Notes; Government and Government Agency Bonds and Notes (Domestic and Foreign)

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Commercial Mortgage Backed; Residential Mortgage Backed; Asset Backed Obligations

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include new issue data, monthly payment information, collateral performance, and third party real estate analysis.

Municipal Bonds

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields and material event notices.

Equity Investments:

Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and US and foreign news sources.

Preferred Stock

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Short-term Investments:	Amortized cost.

Securities Lending Collateral:	Matures next day and therefore priced at par.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Level 3 investments in securities and warrants were not considered a significant portion of the portfolio.

As of March 31, 2011, the inputs used to value the Portfolio’s investments are detailed in the following table. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the period. Level 3 investments in securities were not considered a significant portion of the portfolio.

Description*		Level 1		Level 2		Level 3		Total
Assets	$		$		$		$
Fixed Income:
Commercial Mortgage Backed		-		472,820		-		472,820
Corporate Bonds and Notes				229,969,631		4,422,206		234,391,837
Foreign Government and Government Agency Bonds and Notes		-		69,334,244		-		69,334,244
Municipal Bonds		-		4,221,519		-		4,221,519
U. S. Government and Government Agency Bonds and Notes		-		5,384,566		-		5,384,566
Other Debt		-		21,474,474		-		21,474,474
Equity Investments:
Domestic Common Stock		7,262,960		-		-		7,262,960
Foreign Common Stock		920,738		-		-		920,738
Preferred Stock		1,913,476		8,993,392		-		10,906,868
Short-term Investments and Securities Lending Collateral		-		27,043,761		-		27,043,761

Total	$	10,097,174		366,894,407		4,422,206		381,413,787

*Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

The following is a reconciliation of change in Level 3 assets during the period ended March 31, 2011:

Description	Corporate Bonds and Notes
Beginning Balance, January 1, 2011	$4,422,599
Total realized gain (or losses)	-
Total unrealized gain (or losses) relating to instruments not held at reporting date	-
Total unrealized gain (or losses) relating to instruments still held at reporting date	99,581
Purchases
Sales	(88,674)
Amortization	(11,300)
Transfers into (out of) Level 3	-

Ending Balance, March 31, 2011	$4,422,206

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities.

The Portfolio invests in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

Restricted and Illiquid Securities

The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at March 31, 2011 were $31,301,298, $33,866,155 and 9.00%, respectively.

The Portfolio may own certain investment securities that have been deemed illiquid because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term. Aggregate cost, fair value and percent of net assets of these illiquid securities held at March 31, 2011 were $19,737,432, $17,257,748 and 4.59%, respectively.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment advisor has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios in Maxim Series Fund, Inc., may invest in repurchase agreement transactions that are jointly collateralized by various U.S. Treasury or Agency obligations.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold is determined on a specific lot selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and distributes substantially all of its net taxable income and net capital gains each year. The Portfolio is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

The Portfolio is not subject to examination by U.S. federal tax authorities for tax years before 2007, or state tax authorities for tax years before 2006.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), net capital losses recognized after December 31, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

2.	UNREALIZED APPRECIATION (DEPRECIATION)

At March 31, 2011, the U.S. Federal income tax cost basis was $346,945,405. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $42,448,066 and gross depreciation of securities in which there was an excess of tax cost over value of $7,979,684 resulting in net appreciation of $34,468,382.

3.	SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested in securities approved by the Board of Directors. As of March 31, 2011 the Portfolio had securities on loan valued at $9,633,803 and received collateral of $9,859,761 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The Portfolio also continues to receive interest or dividends on the securities loaned. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2011

UNAUDITED

COMMON STOCK

Shares		Value ($)

Agriculture — 1.98%
25,066	Corn Products International Inc	1,298,920
108,945	Darling International Inc *	1,674,485
27,829	Fresh Del Monte Produce Inc	726,615
		$3,700,020

Air Freight — 1.10%
29,479	Atlas Air Worldwide Holdings Inc *	2,055,276
		$2,055,276

Auto Parts & Equipment — 1.32%
78,642	Dana Holding Corp *	1,367,584
25,812	Tenneco Inc *	1,095,720
		$2,463,304

Banks — 6.98%
92,381	Cathay General Bancorp	1,575,096
25,707	City National Corp	1,466,584
74,070	CVB Financial Corp †	689,592
63,357	First Financial Bancorp	1,057,428
80,987	First Horizon National Corp	907,864
23,796	Iberiabank Corp	1,430,853
42,544	Pinnacle Financial Partners Inc *	703,678
339,683	Popular Inc *	988,478
32,350	Prosperity Bancshares Inc	1,383,610
27,035	Signature Bank *	1,524,774
36,529	Wintrust Financial Corp	1,342,441
		$13,070,398

Biotechnology — 0.37%
25,217	Pharmaceutical Product Development Inc	698,763
		$698,763

Broadcast/Media — 1.92%
24,489	Arbitron Inc	980,294
25,121	Harte-Hanks Inc	298,940
26,358	Liberty Media Corp - Starz Series A *	2,045,381
27,147	Live Nation Entertainment Inc *	271,470
		$3,596,085

Building Materials — 0.79%
15,246	Armstrong World Industries Inc	705,432
59,108	Griffon Corp *	776,088
		$1,481,520

Chemicals — 4.62%
70,769	Chemtura Corp *	1,217,227
80,897	Ferro Corp *	1,342,081
37,184	Koppers Holdings Inc	1,587,757
12,037	Minerals Technologies Inc	824,775
36,599	Olin Corp	838,849
67,490	Omnova Solutions Inc *	531,146
39,326	WR Grace & Co *	1,505,793
46,062	Zep Inc	801,939
		$8,649,567

Communications - Equipment — 2.18%
21,941	ADTRAN Inc	931,615
219,601	Brocade Communications Systems Inc *	1,350,546
64,112	Harmonic Inc *	601,370
36,847	NETGEAR Inc *	1,195,317
		$4,078,848

Computer Software & Services — 2.45%
28,873	IAC/InterActiveCorp *	891,887
31,919	Monotype Imaging Holdings Inc *	462,826
20,093	Perficient Inc *	241,317
41,916	Progress Software Corp *	1,219,336
55,413	Radiant Systems Inc *	980,810
38,342	SS&C Technologies Holdings Inc *	782,944
		$4,579,120

Conglomerates — 0.79%
24,229	Raven Industries Inc	1,488,145
		$1,488,145

Containers — 0.81%
64,840	Temple-Inland Inc	1,517,256
		$1,517,256

Distributors — 1.31%
16,297	Core-Mark Holding Co Inc *	538,616
49,219	H&E Equipment Services Inc *	960,263
48,367	Rush Enterprises Inc *	957,666
		$2,456,545

Electric Companies — 1.84%
26,732	ALLETE Inc	1,041,746
19,679	ITC Holdings Corp	1,375,562
33,575	UIL Holdings Corp	1,024,709
		$3,442,017

Electronic Instruments & Equipment — 6.00%
30,177	AZZ Inc	1,376,071
71,210	Brightpoint Inc *	771,916
36,891	Cognex Corp	1,042,171
58,391	GSI Group Inc *	601,427
28,370	II-VI Inc *	1,411,408
14,263	LaBarge Inc *	252,455
19,618	Littelfuse Inc	1,120,188
22,831	Rofin-Sinar Technologies Inc *	901,825
18,341	Rogers Corp *	826,445
41,569	ScanSource Inc *	1,579,206

22,791	Thomas & Betts Corp *	1,355,381
		$11,238,493

Electronics - Semiconductor — 2.30%
24,509	Cohu Inc	376,458
26,991	Diodes Inc *	919,313
92,804	PMC-Sierra Inc *	696,030
88,984	Teradyne Inc *	1,584,805
56,893	TriQuint Semiconductor Inc *	734,489
		$4,311,095

Engineering & Construction — 0.69%
35,241	MYR Group Inc *	842,965
9,584	URS Corp *	441,343
		$1,284,308

Financial Services — 6.98%
83,028	Ares Capital Corp	1,403,173
104,332	Fifth Street Finance Corp †	1,392,832
96,000	iShares Russell 2000 Index Fund †	8,080,320
48,258	MarketAxess Holdings Inc	1,167,844
46,612	PHH Corp *	1,014,743
		$13,058,912

Food & Beverages — 1.84%
25,113	J&J Snack Foods Corp	1,182,069
175,469	Pilgrim’s Pride Corp *	1,352,866
61,359	Spartan Stores Inc	907,500
		$3,442,435

Gold, Metals & Mining — 2.01%
16,254	Haynes International Inc	901,284
83,810	Horsehead Holding Corp *	1,428,961
24,817	Reliance Steel & Aluminum Co	1,433,926
		$3,764,171

Health Care Related — 1.47%
15,509	MEDNAX Inc *	1,033,055
40,994	WellCare Health Plans Inc *	1,719,698
		$2,752,753

Hotels/Motels — 0.57%
33,265	Wyndham Worldwide Corp	1,058,160
		$1,058,160

Household Goods — 0.81%
29,485	Jarden Corp	1,048,781
18,740	Leggett & Platt Inc	459,130
		$1,507,911

Insurance Related — 3.71%
69,801	Employers Holdings Inc	1,442,089
9,350	Hanover Insurance Group Inc	423,087
44,734	HCC Insurance Holdings Inc	1,400,622
74,139	Old Republic International Corp	940,824
18,471	ProAssurance Corp *	1,170,507
24,991	Reinsurance Group of America Inc	1,568,935
		$6,946,064

Investment Bank/Brokerage Firm — 0.93%
24,340	Stifel Financial Corp *	1,747,369
		$1,747,369

Leisure & Entertainment — 1.02%
76,761	Isle of Capri Casinos Inc *	729,229
23,511	Madison Square Garden Inc *	634,562
7,634	Six Flags Entertainment Corp	549,648
		$1,913,439

Machinery — 5.16%
49,960	Actuant Corp Class A	1,448,840
65,734	Albany International Corp Class A	1,636,777
60,136	Altra Holdings Inc *	1,420,412
49,063	Commercial Vehicle Group Inc *	875,284
45,143	John Bean Technologies Corp	868,100
32,511	Meritor Inc *	551,456
6,282	Middleby Corp *	585,608
18,332	RBC Bearings Inc *	700,832
90,093	Wabash National Corp *	1,043,277
7,912	Wabtec Corp	536,671
		$9,667,257

Manufacturing — 1.11%
80,364	Methode Electronics Inc	970,797
60,893	TTM Technologies Inc *	1,105,817
		$2,076,614

Medical Products — 1.47%
24,344	Alere Inc *	952,824
16,745	Teleflex Inc	970,875
18,613	West Pharmaceutical Services Inc	833,304
		$2,757,003

Miscellaneous — 0.72%
29,212	KAR Auction Services Inc *	448,112
33,089	McGrath Rentcorp	902,337
		$1,350,449

Oil & Gas — 6.31%
27,715	Berry Petroleum Co Class A	1,398,222
43,848	Cloud Peak Energy Inc *	946,678
21,055	Comstock Resources Inc * †	651,442
28,549	Dresser-Rand Group Inc *	1,530,797
80,160	Energy Partners Ltd *	1,442,880
46,678	Helix Energy Solutions Group Inc *	802,862
11,704	Lufkin Industries Inc	1,093,973
19,986	Oceaneering International Inc *	1,787,748
15,785	Petroleum Development Corp *	757,838
20,934	Rosetta Resources Inc *	995,202
14,252	SemGroup Corp *	401,336
		$11,808,978

Paper & Forest Products — 0.48%
13,427	Deltic Timber Corp	897,461
		$897,461

Personal Loans — 1.72%
33,369	Cash America International Inc	1,536,642
81,518	Dollar Financial Corp *	1,691,499
		$3,228,141

Pharmaceuticals — 0.32%
47,140	Obagi Medical Products Inc *	595,850
		$595,850

Pollution Control — 1.67%
89,833	Rollins Inc	1,823,610
16,897	Team Inc *	443,715
29,839	Waste Connections Inc	859,065
		$3,126,390

Printing & Publishing — 0.86%
31,577	John Wiley & Sons Inc Class A	1,605,375
		$1,605,375

Railroads — 0.57%
18,452	Genesee & Wyoming Inc *	1,073,906
		$1,073,906

Real Estate — 7.06%
49,622	American Campus Communities Inc REIT	1,637,527
69,283	BioMed Realty Trust Inc REIT	1,317,762
54,455	DuPont Fabros Technology Inc REIT †	1,320,534
163,414	Hersha Hospitality Trust REIT	970,679
20,020	Mid-America Apartment Communities Inc REIT	1,285,284
40,140	National Retail Properties Inc REIT	1,048,858
57,109	Omega Healthcare Investors Inc REIT	1,275,815
33,189	Potlatch Corp REIT	1,334,198
19,794	Sovran Self Storage Inc REIT	782,853
46,203	UDR Inc REIT	1,125,967
105,752	U-Store-It Trust REIT	1,112,511
		$13,211,988

Restaurants — 0.67%
22,414	Bob Evans Farms Inc	730,696
30,735	California Pizza Kitchen Inc *	518,807
		$1,249,503

Retail — 3.71%
72,625	Fred’s Inc Class A	967,365
25,340	Genesco Inc *	1,018,668
178,944	HOT Topic Inc	1,019,981
19,075	HSN Inc * †	610,972
25,811	Kenneth Cole Productions Inc Class A *	334,769
32,601	OfficeMax Inc *	421,857
110,430	Pep Boys - Manny Moe & Jack	1,403,565
83,253	Sally Beauty Holdings Inc *	1,166,374
		$6,943,551

Savings & Loans — 1.41%
34,483	BankUnited Inc	990,007
81,621	Capitol Federal Financial Inc	919,869
53,518	First Niagara Financial Group Inc	726,774
		$2,636,650

Specialized Services — 1.89%
6,413	Alliance Data Systems Corp * †	550,812
66,400	Standard Parking Corp *	1,179,264
35,002	Wright Express Corp *	1,814,504
		$3,544,580

Telephone & Telecommunications — 0.07%
8,885	Neutral Tandem Inc *	131,054
		$131,054

Textiles — 0.65%
62,505	Movado Group Inc *	917,574
7,082	Vera Bradley Inc *	298,931
		$1,216,505

Transportation — 1.56%
16,937	Kirby Corp *	970,321
34,890	Old Dominion Freight Line Inc *	1,224,290
50,919	Vitran Corp Inc *	717,449
		$2,912,060

Utilities — 1.12%
63,906	UGI Corp	2,102,507
		$2,102,507

Water — 0.40%
40,672	Middlesex Water Co	739,824
		$739,824

TOTAL COMMON STOCK — 95.72%		$179,177,620
(Cost $130,690,249)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

7,838,000	Federal Home Loan Bank	7,838,000
	0.00% April 1, 2011

TOTAL SHORT-TERM INVESTMENTS — 4.19%		$7,838,000
(Cost $7,838,000)

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

1,233,924	Undivided interest of 4.85% in a repurchase agreement (Principal Amount/Value $25,469,000 with a maturity value of $25,469,092) with Household Bank Securities Inc, 0.13%, dated 3/31/11, to be repurchased at $1,233,924 on 4/1/11, collateralized by various U.S. Government or agency securities, 0.00% - 4.13%, 1/12/12 - 10/3/22, with a value of $25,978,645.	1,233,924

1,233,924	Undivided interest of 4.83% in a repurchase agreement (Principal Amount/Value $25,522,000 with a maturity value of $25,522,106) with BNP Paribas Securities Corp, 0.15%, dated 3/31/11, to be repurchased at $1,233,924 on 4/1/11, collateralized by various U.S. Government or agency securities, 0.00% - 6.21%, 4/6/11 - 6/5/36, with a value of $26,032,492.	1,233,924

1,233,924	Undivided interest of 4.63% in a repurchase agreement (Principal Amount/Value $26,649,000 with a maturity value of $26,649,089) with Credit Suisse Inc, 0.12%, dated 3/31/11, to be repurchased at $1,233,924 on 4/1/11, collateralized by U.S. Treasury, 1.25% - 3.63%, 4/15/11 - 1/15/29, with a value of $27,182,003.	1,233,924

1,233,924	Undivided interest of 4.90% in a repurchase agreement (Principal Amount/Value $25,203,000 with a maturity value of $25,203,105) with Merrill Lynch, Pierce, Fenner & Smith, 0.15%, dated 3/31/11, to be repurchased at $1,233,924 on 4/1/11, collateralized by Ginnie Mae, 2.63% - 9.50%, 5/15/11 - 5/15/52, with a value of $25,707,060.	1,233,924

1,196,926	Undivided interest of 4.56% in a repurchase agreement (Principal Amount/Value $26,233,000 with a maturity value of $26,233,087) with Barclays Capital Inc, 0.12%, dated 3/31/11, to be repurchased at $1,196,926 on 4/1/11, collateralized by U.S. Treasury, 2.50% - 3.00%, 7/15/12 - 7/15/16, with a value of $26,757,662.	1,196,926

TOTAL SECURITIES LENDING COLLATERAL — 3.28%		$6,132,622
(Cost $6,132,622)

TOTAL INVESTMENTS — 103.19%		$193,148,242
(Cost $144,660,871)

OTHER ASSETS & LIABILITIES — (3.19%)		$(5,966,922)

TOTAL NET ASSETS — 100%		$187,181,320

Legend

*	Non-income Producing Security
†	A portion or all of the security is on loan at March 31, 2011.
REIT	Real Estate Investment Trust

Management determines the Portfolio’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total net assets. These industry classifications are unaudited.

See notes following Schedule of Investments.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO

NOTES TO SCHEDULE OF INVESTMENTS

MARCH 31, 2011

UNAUDITED

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty portfolios. Interests in the Maxim Loomis Sayles Small-Cap Value Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term capital growth. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are series of the fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and US and foreign news sources.

Short-term Investments:	Amortized cost.

Securities Lending Collateral:	Matures next day and therefore priced at par.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of March 31, 2011, the inputs used to value the Portfolio’s investments are detailed in the following table. At no point during the period did the Portfolio hold securities valued with Level 3 inputs. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the period.

Description*		Level 1		Level 2		Level 3		Total
Assets	$		$		$		$
Equity Investments:
Domestic Common Stock		175,102,370		-		-		175,102,370
Foreign Common Stock		4,075,250		-		-		4,075,250
Short-term Investments and Securities Lending Collateral		-		13,970,622		-		13,970,622

Total	$	179,177,620	$	13,970,622	$	0	$	193,148,242

*Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment advisor has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios in Maxim Series Fund, Inc., may invest in repurchase agreement transactions that are jointly collateralized by various U.S. Treasury or Agency obligations.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold is determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and distributes substantially all of its net taxable income and net capital gains each year. The Portfolio is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

The Portfolio is not subject to examination by U.S. federal tax authorities for tax years before 2007, or state tax authorities for tax years before 2006.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), net capital losses recognized after December 31, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

2.	UNREALIZED APPRECIATION (DEPRECIATION)

At March 31, 2011, the U.S. Federal income tax cost basis was $145,341,327. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $49,055,950 and gross depreciation of securities in which there was an excess of tax cost over value of $1,249,035 resulting in net appreciation of $47,806,915.

3.	SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested in securities approved by the Board of Directors. As of March 31, 2011 the Portfolio had securities on loan valued at $5,966,655 and received collateral of $6,132,622 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The Portfolio also continues to receive interest or dividends on the securities loaned. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

MAXIM SERIES FUND, INC.

MAXIM MFS INTERNATIONAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2011

UNAUDITED

COMMON STOCK

Shares		Value ($)

Auto Parts & Equipment — 1.06%
68,500	Denso Corp ^	2,277,962
		$2,277,962

Automobiles — 0.82%
47,600	Honda Motor Co Ltd * † ^	1,768,512
		$1,768,512

Broadcast/Media — 1.46%
254,397	WPP PLC ^	3,133,124
		$3,133,124

Chemicals — 11.70%
32,100	Air Liquide SA ^	4,268,852
58,037	Akzo Nobel NV ^	3,993,686
36,107	Bayer AG ^	2,789,720
1,845	Givaudan SA ^	1,855,353
52,405	Linde AG ^	8,273,775
79,000	Shin-Etsu Chemical Co Ltd ^	3,931,858
		$25,113,244

Computer Software & Services — 1.07%
37,642	SAP AG ^	2,302,189
		$2,302,189

Conglomerates — 1.49%
71,000	Keppel Corp Ltd ^	692,624
120,412	Smiths Group PLC ^	2,500,517
		$3,193,141

Cosmetics & Personal Care — 1.55%
54,399	Beiersdorf AG	3,320,049
		$3,320,049

Distributors — 0.83%
349,200	Li & Fung Ltd ^	1,785,807
		$1,785,807

Electric Companies — 0.42%
15,896	Red Electrica Corp SA ^	904,677
		$904,677

Electronic Instruments & Equipment — 5.65%
153,300	HOYA Corp ^	3,498,454
32,432	Legrand SA ^	1,349,088
42,579	Schneider Electric SA ^	7,272,106
		$12,119,648

Electronics - Semiconductor — 3.23%
8,039	Samsung Electronics Co Ltd GDR ‡ ^	3,414,275
289,537	Taiwan Semiconductor Manufacturing Co Ltd sponsored ADR	3,526,561
		$6,940,836

Financial Services — 4.98%
39,464	Deutsche Boerse AG ^	2,987,607
99,207	Julius Baer Group Ltd ^	4,295,017
189,146	UBS AG ^	3,402,751
		$10,685,375

Food & Beverages — 12.57%
52,633	Danone SA ^	3,435,028
229,720	Diageo PLC ^	4,362,928
119,049	Heineken NV ^	6,500,826
106,323	Nestle SA ^	6,088,601
34,841	Pernod-Ricard SA ^	3,253,081
547,355	Tesco PLC ^	3,343,188
		$26,983,652

Foreign Banks — 11.10%
105,320	Banco Santander Brasil SA ADR	1,291,223
151,420	Banco Santander SA ^	1,766,156
254,988	Barclays PLC ^	1,144,686
24,951	Erste Group Bank AG ^	1,259,990
609,191	HSBC Holdings PLC ^	6,291,457
68,670	ICICI Bank Ltd sponsored ADR	3,421,826
6,184	Komercni Banka AS ^	1,558,995
146,241	Standard Chartered PLC ^	3,792,180
130,990	Westpac Banking Corp ^	3,295,887
		$23,822,400

Household Goods — 2.69%
112,475	Reckitt Benckiser Group PLC ^	5,771,624
		$5,771,624

Insurance Related — 4.45%
555,000	AIA Group Ltd † ^	1,708,442
355,969	ING Groep NV ^	4,518,585
96,595	QBE Insurance Group Ltd ^	1,766,827
27,174	Swiss Reinsurance Co Ltd ^	1,548,573
		$9,542,427

Investment Bank/Brokerage Firm — 0.50%
208,300	Nomura Holdings Inc ^	1,076,701
		$1,076,701

Machinery — 1.92%
15,200	FANUC Corp ^	2,297,586
14,606	MAN SE ^	1,817,313
		$4,114,899

Medical Products — 2.30%
8,831	Sonova Holding AG	786,954
30,693	Synthes Inc	4,150,322
		$4,937,276

Office Equipment & Supplies — 1.04%
51,750	Canon Inc ^	2,225,756
		$2,225,756

Oil & Gas — 6.12%
81,268	BG Group PLC ^	2,016,879
558,000	CNOOC Ltd ^	1,410,078
565	Inpex Corp ^	4,274,561
99,437	Royal Dutch Shell PLC ^	3,606,145
29,864	Total SA ^	1,819,712
		$13,127,375

Paper & Forest Products — 0.81%
107,943	Svenska Cellulosa AB B Shares ^	1,737,043
		$1,737,043

Personal Loans — 0.16%
24,700	AEON Credit Service Co Ltd ^	340,649
		$340,649

Pharmaceuticals — 2.40%
18,913	Merck KGaA * ^	1,705,755
24,200	Roche Holding AG ^	3,454,922
		$5,160,677

Printing & Publishing — 0.81%
74,335	Wolters Kluwer NV ^	1,738,391
		$1,738,391

Railroads — 3.09%
88,170	Canadian National Railway Co	6,636,556
		$6,636,556

Restaurants — 0.99%
237,870	Compass Group PLC ^	2,136,280
		$2,136,280

Retail — 2.59%
365,500	Esprit Holdings Ltd ^	1,675,819
39,980	Hennes & Mauritz AB Class B † ^	1,327,245
53,100	LAWSON Inc ^	2,559,420
		$5,562,484

Specialized Services — 3.21%
577,690	Hays PLC ^	1,075,872
43,330	Infosys Technologies Ltd sponsored ADR	3,106,761
48,544	Randstad Holding NV ^	2,702,261
		$6,884,894

Telephone & Telecommunications — 2.44%
1,116,000	China Unicom Hong Kong Ltd ^	1,858,303
94,079	MTN Group Ltd ^	1,897,542
614,604	Singapore Telecommunications Ltd ^	1,471,592
		$5,227,437

Textiles — 3.78%
57,987	Burberry Group PLC ^	1,091,261
31,616	Compagnie Financiere Richemont SA ^	1,822,979
32,772	LVMH Moet Hennessy Louis Vuitton SA ^	5,189,053
		$8,103,293

TOTAL COMMON STOCK — 97.23% (Cost $172,407,406)		$208,674,378

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

4,833,000	Federal Home Loan Bank	4,833,000
	0.00% April 1, 2011

TOTAL SHORT-TERM INVESTMENTS — 2.25% (Cost $4,833,000)		$4,833,000

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)
299,992	Repurchase agreement (Principal Amount/Value $300,000 with a maturity value of $300,001) with BNP Paribas Securities Corp, 0.10%, dated 3/31/11, to be repurchased at $299,992 on 4/1/11, collateralized by U.S. Treasury, 0.75% - 3.63%, 5/15/12 - 2/15/20, with a value of $306,000.	299,992

332,992	Undivided interest of 1.30% in a repurchase agreement (Principal Amount/Value $25,522,000 with a maturity value of $25,522,106) with BNP Paribas Securities Corp, 0.15%, dated 3/31/11, to be repurchased at $332,992 on 4/1/11, collateralized by various U.S. Government or agency securities, 0.00% - 6.21%, 4/6/11 - 6/5/36, with a value of $26,032,492.	332,992

299,993	Undivided interest of 1.13% in a repurchase agreement (Principal Amount/Value $26,649,000 with a maturity value of $26,649,089) with Credit Suisse Inc, 0.12%, dated 3/31/11, to be repurchased at $299,993 on 4/1/11, collateralized by U.S. Treasury, 1.25% - 3.63%, 4/15/11 - 1/15/29, with a value of $27,182,003.	299,993

345,991	Undivided interest of 1.37% in a repurchase agreement (Principal Amount/Value $25,203,000 with a maturity value of $25,203,105) with Merrill Lynch, Pierce, Fenner & Smith, 0.15%, dated 3/31/11, to be repurchased at $345,991 on 4/1/11, collateralized by Ginnie Mae, 2.63% - 9.50%, 5/15/11 - 5/15/52, with a value of $25,707,060.	345,991

2,030,950	Undivided interest of 7.74% in a repurchase agreement (Principal Amount/Value $26,233,000 with a maturity value of $26,233,087) with Barclays Capital Inc, 0.12%, dated 3/31/11, to be repurchased at $2,030,950 on 4/1/11, collateralized by U.S. Treasury, 2.50% - 3.00%, 7/15/12 - 7/15/16, with a value of $26,757,662.	2,030,950

TOTAL SECURITIES LENDING COLLATERAL — 1.54% (Cost $3,309,918)		$3,309,918

TOTAL INVESTMENTS — 101.02%		$216,817,296
(Cost $180,550,324)

OTHER ASSETS & LIABILITIES — (1.02%)		$(2,195,747)

TOTAL NET ASSETS — 100%		$214,621,549

Legend

*	A portion or all of the security is on loan at March 31, 2011.
†	Non-income Producing Security
‡	Securities are registered pursuant to Rule 144A and may be deemed restricted for resale.
GDR	Global Depositary Receipt
ADR	American Depositary Receipt
^	Security is fair valued under procedures adopted by the Board of Directors. At March 31, 2011, the aggregate market value of securities trading outside the U.S. was $182,434,126, representing 85.00% of net assets and whose values were adjusted as a result of significant market movements following the close of local trading.

Management determines the Portfolio’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total net assets. These industry classifications are unaudited.

See Summary of Investments by Country following Schedule of Investments.

See notes following Schedule of Investments.

MAXIM SERIES FUND, INC.

MAXIM MFS INTERNATIONAL GROWTH PORTFOLIO

SUMMARY OF INVESTMENTS BY COUNTRY

MARCH 31, 2011

UNAUDITED

Country	Values ($)	% of Portfolio Investment
Australia	5,062,714	2.34%
Austria	1,259,990	0.58%
Bermuda	1,675,819	0.78%
Brazil	1,291,223	0.60%
Canada	6,636,556	3.06%
Czech Republic	1,558,995	0.72%
France	26,586,921	12.26%
Germany	23,196,408	10.71%
Hong Kong	6,762,630	3.12%
India	6,528,587	3.01%
Japan	24,251,459	11.19%
Netherlands	19,453,748	8.97%
Singapore	2,164,216	1.00%
South Africa	1,897,542	0.87%
South Korea	3,414,275	1.57%
Spain	2,670,833	1.23%
Sweden	3,064,288	1.41%
Switzerland	23,255,150	10.71%
Taiwan	3,526,561	1.63%
United Kingdom	40,266,141	18.56%
United States	12,293,240	5.68%

	$216,817,296	100.00%

MAXIM SERIES FUND, INC.

MAXIM MFS INTERNATIONAL GROWTH PORTFOLIO

NOTES TO SCHEDULE OF INVESTMENTS

MARCH 31, 2011

UNAUDITED

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty portfolios. Interests in the Maxim MFS International Growth Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term growth of capital. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are series of the fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and US and foreign news sources.

Short-term Investments:	Amortized cost.

Securities Lending Collateral:	Matures next day and therefore priced at par.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of March 31, 2011, the inputs used to value the Portfolio’s investments are detailed in the following table. At no point during the period did the Portfolio hold securities valued with Level 3 inputs. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the period.

Description*		Level 1		Level 2		Level 3		Total
Assets	$		$		$		$
Equity Investments:
Domestic Common Stock		3,106,761		-		-		3,106,761
Foreign Common Stock		18,983,169		186,584,448	**	-		205,567,617
Short-term Investments and Securities Lending Collateral		-		8,142,918		-		8,142,918

Total	$	22,089,930	$	194,727,366		$0	$	216,817,296

*Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

** Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $182,434,125 of investments securities were classified as a Level 2 instead of Level 1.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Restricted Securities

The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at March 31, 2011 were $2,490,763, $3,414,275 and 1.59%, respectively.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold is determined on a specific lot selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and distributes substantially all of its net taxable income and net capital gains each year. The Portfolio is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

The Portfolio is not subject to examination by U.S. federal tax authorities for tax years before 2007, or state tax authorities for tax years before 2006.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), net capital losses recognized after December 31, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

2.	UNREALIZED APPRECIATION (DEPRECIATION)

At March 31, 2011, the U.S. Federal income tax cost basis was $183,996,597. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $36,358,959 and gross depreciation of securities in which there was an excess of tax cost over value of $3,538,261 resulting in net appreciation of $32,820,698.

3.	SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested in securities approved by the Board of Directors. As of March 31, 2011 the Portfolio had securities on loan valued at $1,487,583 and received collateral of $3,309,918 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The Portfolio also continues to receive interest or dividends on the securities loaned. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

MAXIM SERIES FUND, INC.

MAXIM MFS INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2011

UNAUDITED

COMMON STOCK

Shares		Value ($)

Aerospace & Defense — 1.22%
807,665	Cobham PLC ^	2,982,682
		$2,982,682

Air Freight — 2.42%
121,900	Deutsche Post AG ^	2,190,931
239,200	Yamato Holdings Co Ltd ^	3,708,440
		$5,899,371

Broadcast/Media — 1.39%
1,169	Fuji Media Holdings Inc ^	1,636,999
12,310	Nippon Television Network Corp ^	1,752,463
		$3,389,462

Building Materials — 0.58%
48,823	Assa Abloy AB Class B ^	1,403,028
		$1,403,028

Chemicals — 4.62%
57,192	Bayer AG ^	4,418,802
2,537	Givaudan SA ^	2,551,236
52,100	Shin-Etsu Chemical Co Ltd ^	2,593,036
57,757	Symrise AG ^	1,688,120
		$11,251,194

Communications - Equipment — 1.76%
179,958	Nokia OYJ ^	1,532,198
214,188	Telefonaktiebolaget LM Ericsson ^	2,755,710
		$4,287,908

Computer Hardware & Systems — 1.13%
136,850	Acer Inc sponsored GDR * ^	1,372,155
62,050	Acer Inc sponsored GDR Reg S	633,021
85,000	Asustek Computer Inc ^	735,257
		$2,740,433

Containers — 0.16%
30,322	Smurfit Kappa Group PLC ‡ ^	385,274
		$385,274

Cosmetics & Personal Care — 1.31%
40,800	Kobayashi Pharmaceutical Co Ltd ^	1,890,814

52,300	Kose Corp ^	1,302,257
		$3,193,071

Distributors — 0.92%
186,891	Bunzl PLC ^	2,229,440
		$2,229,440

Electronic Instruments & Equipment — 2.27%
267,247	Halma PLC ^	1,501,356
62,987	Legrand SA ^	2,620,099
64,528	Spectris PLC ^	1,407,401
		$5,528,856

Electronics - Semiconductor — 2.42%
3,452	Samsung Electronics Co Ltd ^	2,927,179
244,130	Taiwan Semiconductor Manufacturing Co Ltd sponsored ADR	2,973,503
		$5,900,682

Engineering & Construction — 0.87%
9,799	Geberit AG ^	2,131,474
		$2,131,474

Financial Services — 0.75%
27,533	Julius Baer Group Ltd ^	1,191,999
112,040	SNS REAAL NV ^	634,227
		$1,826,226

Food & Beverages — 8.83%
904	Barry Callebaut AG ^	736,603
79,022	Danone SA ^	5,157,273
126,856	Heineken NV ^	6,927,137
119,082	Nestle SA ^	6,819,247
303,895	Tesco PLC ^	1,856,160
		$21,496,420

Foreign Banks — 6.36%
128,000	Chiba Bank Ltd ^	717,443
157,594	DnB NOR ASA ^	2,416,355
129,000	Hachijuni Bank Ltd ^	742,960
494,533	HSBC Holdings PLC ^	5,107,319
187,000	Joyo Bank Ltd ^	734,992
10,008	Jyske Bank AS ‡ ^	444,767
149,200	Sapporo Hokuyo Holdings Inc ^	717,076
75,500	Sumitomo Mitsui Financial Group Inc ^	2,342,411
18,228	Sydbank AS ‡ ^	459,204
422,428	UniCredit SpA ^	1,041,216
88,791	Unione di Banche Italiane SCPA ^	757,641
		$15,481,384

Health Care Related — 1.40%
63,700	Miraca Holdings Inc ^	2,438,051
44,552	Rhoen Klinikum AG	966,024
		$3,404,075

Household Goods — 3.55%
231,100	Kao Corp ^	5,766,432
56,128	Reckitt Benckiser Group PLC ^	2,880,193
		$8,646,625

Insurance Related — 7.41%
138,051	Amlin PLC ^	845,211
180,086	Catlin Group Ltd ^	1,041,168
10,442	Euler Hermes SA ^	994,400
274,348	Hiscox Ltd ^	1,657,609
261,686	ING Groep NV ^	3,321,779
132,773	Jardine Lloyd Thompson Group PLC ^	1,471,801
17,566	MunichRe AG	2,763,280
50,599	Swiss Reinsurance Co Ltd ^	2,883,500
10,994	Zurich Financial Services AG ^	3,073,230
		$18,051,978

Investment Bank/Brokerage Firm — 1.19%
631,000	Daiwa Securities Group Inc ^	2,898,068
		$2,898,068

Leisure & Entertainment — 0.44%
20,800	Sankyo Co Ltd ^	1,065,315
		$1,065,315

Machinery — 1.12%
55,500	Glory Ltd ^	1,225,523
12,458	Schindler Holding AG ^	1,497,119
		$2,722,642

Manufacturing — 0.59%
187,000	Venture Corp Ltd ^	1,425,597
		$1,425,597

Medical Products — 1.65%
188,769	Smith & Nephew PLC ^	2,125,568
13,920	Synthes Inc	1,882,269
		$4,007,837

Miscellaneous — 0.53%
176,910	Brambles Ltd ^	1,294,906
		$1,294,906

Office Equipment & Supplies — 2.02%
232,000	Konica Minolta Holdings Inc ^	1,949,745
34,012	Neopost SA ^	2,977,776
		$4,927,521

Oil & Gas — 7.37%
877,961	BP PLC ^	6,449,782
438	Inpex Corp ^	3,313,731
225,442	Royal Dutch Shell PLC ^	8,175,795
		$17,939,308

Pharmaceuticals — 8.93%
349,981	GlaxoSmithKline PLC ^	6,666,009
22,600	Hisamitsu Pharmaceutical Co Inc ^	911,107
44,184	Roche Holding AG ^	6,307,946
83,966	Sanofi-Aventis SA ^	5,883,859
49,600	Santen Pharmaceutical Co Ltd ^	1,981,010
		$21,749,931

Printing & Publishing — 0.31%
78,247	United Business Media Ltd ^	749,968
		$749,968

Real Estate — 0.92%
155,624	Deutsche Wohnen AG ‡	2,245,192
		$2,245,192

Restaurants — 1.11%
300,860	Compass Group PLC ^	2,701,985
		$2,701,985

Retail — 2.45%
124,050	Daiei Inc * ‡ ^	476,533
288,289	Esprit Holdings Ltd ^	1,321,806
52,900	LAWSON Inc ^	2,549,780
20,880	USS Co Ltd ^	1,625,131
		$5,973,250

Specialized Services — 2.51%
100,292	Amadeus IT Holding SA ‡ ^	1,914,393
119,800	Nomura Research Institute Ltd ^	2,646,242
8,130	Obic Co Ltd ^	1,549,454
		$6,110,089

Telephone & Telecommunications — 9.21%
640,000	China Unicom Hong Kong Ltd ^	1,065,693
1,069	KDDI Corp ^	6,609,285
278,567	Koninklijke KPN NV * ^	4,750,145
201,912	TDC AS ‡ ^	1,634,569
933,891	Telecom Italia SpA RSP ^	1,254,502
2,501,324	Vodafone Group PLC ^	7,126,322
		$22,440,516

Tobacco — 4.28%
143,778	British American Tobacco PLC ^	5,764,037
1,047	Japan Tobacco Inc ^	3,785,308
26,185	Swedish Match AB ^	869,337
		$10,418,682

TOTAL COMMON STOCK — 94.00% (Cost $204,241,409)		$228,900,390

PREFERRED STOCK

Shares		Value ($)

Household Goods — 1.43%
56,150	Henkel AG & Co KGaA ‡ ^	3,475,471
		$3,475,471

TOTAL PREFERRED STOCK — 1.43% (Cost $2,242,584)		$3,475,471

PURCHASED OPTIONS

Contract Value ($)		Value ($)

8,319,470	Euro Dollar Call, strike price 0.00833, expiration date August 2011	275,075
998,336,400	Japanese Yen Put, strike price 93.0, expiration date August 2011	33,004

TOTAL PURCHASED OPTIONS — 0.13% (Cost $467,494)		$308,079

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

8,657,000	Federal Home Loan Bank	8,657,000
	0.00% April 1, 2011

TOTAL SHORT-TERM INVESTMENTS — 3.55% (Cost $8,657,000)		$8,657,000

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

349,925	Undivided interest of 1.37% in a repurchase agreement (Principal Amount/Value $25,469,000 with a maturity value of $25,469,092) with Household Bank Securities Inc, 0.13%, dated 3/31/11, to be repurchased at $349,925 on 4/1/11, collateralized by various U.S. Government or agency securities, 0.00% - 4.13%, 1/12/12 - 10/3/22, with a value of $25,978,645.	349,925

277,941	Undivided interest of 1.09% in a repurchase agreement (Principal Amount/Value $25,522,000 with a maturity value of $25,522,106) with BNP Paribas Securities Corp, 0.15%, dated 3/31/11, to be repurchased at $277,941 on 4/1/11, collateralized by various U.S. Government or agency securities, 0.00% - 6.21%, 4/6/11 - 6/5/36, with a value of $26,032,492.	277,941

349,925	Undivided interest of 1.31% in a repurchase agreement (Principal Amount/Value $26,649,000 with a maturity value of $26,649,089) with Credit Suisse Inc, 0.12%, dated 3/31/11, to be repurchased at $349,925 on 4/1/11, collateralized by U.S. Treasury, 1.25% - 3.63%, 4/15/11 - 1/15/29, with a value of $27,182,003.	349,925

210,955	Undivided interest of 0.84% in a repurchase agreement (Principal Amount/Value $25,203,000 with a maturity value of $25,203,105) with Merrill Lynch, Pierce, Fenner & Smith, 0.15%, dated 3/31/11, to be repurchased at $210,955 on 4/1/11, collateralized by Ginnie Mae, 2.63% - 9.50%, 5/15/11 - 5/15/52, with a value of $25,707,060.	210,955

400,914	Undivided interest of 1.53% in a repurchase agreement (Principal Amount/Value $26,233,000 with a maturity value of $26,233,087) with Barclays Capital Inc, 0.12%, dated 3/31/11, to be repurchased at $400,914 on 4/1/11, collateralized by U.S. Treasury, 2.50% - 3.00%, 7/15/12 - 7/15/16, with a value of $26,757,662.	400,914

TOTAL SECURITIES LENDING COLLATERAL — 0.65% (Cost $1,589,660)		$1,589,660

TOTAL INVESTMENTS — 99.76% (Cost $217,198,147)		$242,930,600

OTHER ASSETS & LIABILITIES — 0.24%		$589,409

TOTAL NET ASSETS — 100%		$243,520,009

Legend

*	A portion or all of the security is on loan at March 31, 2011.
GDR	Global Depositary Receipt
‡	Non-income Producing Security
ADR	American Depositary Receipt
^

Security is fair valued under procedures adopted by the Board of Directors. At March 31, 2011, the aggregate market value of securities trading outside the U.S. was $220,912,572, representing 90.72% of net assets and whose values were adjusted as a result of significant market movements following the close of local trading.

Management determines the Portfolio’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total net assets. These industry classifications are unaudited.

See Summary of Investments by Country following Schedule of Investments.

See notes following Schedule of Investments.

MAXIM SERIES FUND, INC.

MAXIM MFS INTERNATIONAL VALUE PORTFOLIO

SUMMARY OF INVESTMENTS BY COUNTRY

MARCH 31, 2011

UNAUDITED

Country	Values ($)	% of Portfolio Investment

Australia	1,294,906	0.53%
Bermuda	4,020,583	1.66%
Denmark	2,538,540	1.04%
European Community	275,075	0.11%
Finland	1,532,198	0.63%
France	17,633,407	7.26%
Germany	17,747,820	7.30%
Hong Kong	1,065,693	0.44%
Ireland	1,135,242	0.47%
Italy	3,053,359	1.26%
Japan	58,962,610	24.27%
Netherlands	15,633,288	6.44%
Norway	2,416,355	0.99%
Singapore	1,425,597	0.59%
South Korea	2,927,179	1.21%
Spain	1,914,393	0.79%
Sweden	5,028,075	2.07%
Switzerland	27,192,354	11.20%
Taiwan	5,713,936	2.35%
United Kingdom	59,291,061	24.41%
United States	12,128,929	4.98%

	$242,930,600	100.00%

MAXIM SERIES FUND, INC.

MAXIM MFS INTERNATIONAL VALUE PORTFOLIO

NOTES TO SCHEDULE OF INVESTMENTS

MARCH 31, 2011

UNAUDITED

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty portfolios. Interests in the Maxim MFS International Value Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. Effective September 1, 2009, the Maxim Bernstein International Equity Portfolio’s name changed to Maxim MFS International Value Portfolio. The investment objective of the Portfolio is to seek long-term capital growth. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are series of the fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and US and foreign news sources.

Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Derivative Investments:
Options	Reported trades, option models, swap curves, currency volatility, net present value of cash flows and news sources.

Short-term Investments:	Amortized cost.

Securities Lending Collateral:	Matures next day and therefore priced at par.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of March 31, 2011, the inputs used to value the Portfolio’s investments are detailed in the following table. At no point during the period did the Portfolio hold securities valued with Level 3 inputs. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the period.

Description*		Level 1			Level 2			Level 3			Total
Assets	$			$			$			$
Equity Investments:
Foreign Common Stock		8,948,000			219,952,390		**	-			228,900,390
Preferred Stock		-			3,475,471		**	-			3,475,471
Derivative Investments:
Options		-			308,079			-			308,079
Short-term Investments and Securities Lending Collateral		-			10,246,660			-			10,246,660

Total	$	8,948,000	$		233,982,600	$		0	$		242,930,600

*Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

** Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $220,912,572 of investments securities were classified as a Level 2 instead of Level 1.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Options

As part of its investment strategy the Portfolio purchases options. When the Portfolio purchases a put or call option, the premium paid is recorded as an investment and its value is marked-to-market daily.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold is determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and distributes substantially all of its net taxable income and net capital gains each year. The Portfolio is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

The Portfolio is not subject to examination by U.S. federal tax authorities for tax years before 2007, or state tax authorities for tax years before 2006.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), net capital losses recognized after December 31, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

2.	UNREALIZED APPRECIATION (DEPRECIATION)

At March 31, 2011, the U.S. Federal income tax cost basis was $219,429,810. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $32,157,417 and gross depreciation of securities in which there was an excess of tax cost over value of $8,656,627 resulting in net appreciation of $23,500,790.

3.	DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio purchases call or put options for a premium. Purchased call options are used as a reduction of exposure to an anticipated increase in the dollar cost of securities or currency to be acquired, or to increase the Portfolio’s exposure to an underlying instrument. Purchasing put options reduces exposure to a decline in the value of Portfolio securities or currency. The risk in purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. In addition, there is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market or, for over-the-counter options, because of the counterparty’s inability or unwillingness to perform.

4.	SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested in securities approved by the Board of Directors. As of March 31, 2011 the Portfolio had securities on loan valued at $1,411,794 and received collateral of $1,589,660 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The Portfolio also continues to receive interest or dividends on the securities loaned. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

MAXIM SERIES FUND, INC.

MAXIM MIDCAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2011

UNAUDITED

COMMON STOCK

Shares		Value ($)

Aerospace & Defense — 0.81%
6,814	L-3 Communications Holdings Inc	533,604
12,202	Rockwell Collins Inc	791,056
		$1,324,660

Agriculture — 0.56%
12,732	Bunge Ltd	920,906
		$920,906

Airlines — 1.01%
16,352	Alaska Air Group Inc *	1,037,044
11,669	Copa Holdings SA Class A	616,123
		$1,653,167

Auto Parts & Equipment — 1.49%
18,430	Autoliv Inc	1,368,059
16,924	Federal Mogul Corp *	421,408
10,615	TRW Automotive Holdings Corp *	584,674
1,119	WABCO Holdings Inc *	68,975
		$2,443,116

Banks — 4.50%
17,103	Comerica Inc	628,022
47,254	Fifth Third Bancorp	655,886
818	First Citizens BancShares Inc Class A	164,074
77,083	Fulton Financial Corp	856,392
52,585	KeyCorp	466,955
11,365	M&T Bank Corp	1,005,462
189,217	Popular Inc *	550,622
69,390	Regions Financial Corp	503,771
77,857	SunTrust Banks Inc	2,245,396
20,012	TCF Financial Corp	317,390
		$7,393,970

Biotechnology — 0.85%
3,769	Alexion Pharmaceuticals Inc *	371,925
725	Bio-Rad Laboratories Inc Class A *	87,102
9,925	Cephalon Inc *	752,116
9,260	Myriad Genetics Inc *	186,589
		$1,397,732

Broadcast/Media — 2.85%
18,895	Cablevision Systems Corp NY Group	653,956

9,426	Clear Channel Outdoor Holdings Inc Class A *	137,148
97,709	DISH Network Corp Class A *	2,380,191
12,405	Liberty Global Inc *	513,691
2,407	Liberty Global Inc Series C *	96,256
2,467	Liberty Media Corp - Starz Series A *	191,439
25,568	Virgin Media Inc	710,535
		$4,683,216

Building Materials — 0.32%
11,433	Armstrong World Industries Inc	529,005
		$529,005

Chemicals — 1.99%
12,450	Cabot Corp	576,311
1,987	Cytec Industries Inc	108,033
10,294	Eastman Chemical Co	1,022,400
69,823	Huntsman Corp	1,213,524
2,064	PPG Industries Inc	196,513
2,719	Scotts Miracle-Gro Co Class A	157,294
		$3,274,075

Communications - Equipment — 0.66%
18,095	EchoStar Corp Class A *	684,896
2,785	Polycom Inc *	144,402
49,758	Tellabs Inc	260,732
		$1,090,030

Computer Hardware & Systems — 0.79%
4,097	Lexmark International Inc Class A *	151,753
18,869	Teradata Corp *	956,658
4,939	Western Digital Corp *	184,175
		$1,292,586

Computer Software & Services — 1.09%
13,886	AOL Inc *	271,194
1,901	Autodesk Inc *	83,853
1,946	Citrix Systems Inc *	142,953
435	Salesforce.com Inc *	58,107
19,783	Synopsys Inc *	547,000
19,000	VeriSign Inc	687,990
		$1,791,097

Conglomerates — 0.24%
9,025	Carlisle Cos Inc	402,064
		$402,064

Containers — 0.36%
3,434	AptarGroup Inc	172,146
11,468	Sonoco Products Co	415,486
		$587,632

Cosmetics & Personal Care — 0.08%
1,690	Herbalife Ltd	137,498
		$137,498

Distributors — 0.58%
2,945	Genuine Parts Co	157,970
1,773	MSC Industrial Direct Co Inc Class A	121,397
4,894	Watsco Inc	341,161
4,617	WESCO International Inc *	288,562
373	WW Grainger Inc	51,355
		$960,445

Electric Companies — 3.04%
8,899	DPL Inc	243,921
22,687	Edison International	830,117
7,136	Great Plains Energy Inc	142,863
12,256	Northeast Utilities	424,058
16,063	NV Energy Inc	239,178
31,951	Pinnacle West Capital Corp	1,367,183
10,067	PNM Resources Inc	150,200
30,895	Progress Energy Inc	1,425,495
6,497	Westar Energy Inc	171,651
		$4,994,666

Electronic Instruments & Equipment — 3.32%
6,116	Avnet Inc *	208,494
8,431	General Cable Corp *	365,062
54,392	Ingram Micro Inc Class A *	1,143,864
18,409	National Instruments Corp	603,263
14,658	Rockwell Automation Inc	1,387,380
4,942	Tech Data Corp *	251,350
79,835	Vishay Intertechnology Inc *	1,416,273
4,777	Vishay Precision Group Inc *	74,856
		$5,450,542

Electronics - Semiconductor — 1.20%
23,896	Fairchild Semiconductor International Inc *	434,907
136,621	Integrated Device Technology Inc *	1,006,897
30,376	LSI Corp *	206,557
8,090	Marvell Technology Group Ltd *	125,800
12,359	Micron Technology Inc *	141,634
3,088	Rambus Inc *	61,142
		$1,976,937

Engineering & Construction — 0.83%
4,580	Fluor Corp	337,362
10,292	KBR Inc	388,729
13,678	URS Corp *	629,872
		$1,355,963

Financial Services — 2.58%
11,049	CIT Group Inc *	470,135
36,888	Federated Investors Inc Class B	986,754
11,787	Legg Mason Inc	425,393
5,210	Leucadia National Corp	195,583
30,288	Moody's Corp	1,027,066
6,984	NYSE Euronext	245,627
28,052	SEI Investments Co	669,882
3,186	T Rowe Price Group Inc	211,614
		$4,232,054

Food & Beverages — 3.98%
2,448	Dr Pepper Snapple Group Inc	90,968
13,964	HJ Heinz Co	681,722
80,484	Hormel Foods Corp	2,240,675
5,514	Lancaster Colony Corp	334,148
6,059	Molson Coors Brewing Co Class B	284,106
20,533	Safeway Inc	483,347
126,498	Tyson Foods Inc Class A	2,427,497
		$6,542,463

Gold, Metals & Mining — 1.54%
22,637	Reliance Steel & Aluminum Co	1,307,966
2,547	Schnitzer Steel Industries Inc Class A	165,581
17,762	Titanium Metals Corp *	330,018
1,634	United States Steel Corp	88,138
4,738	Walter Energy Inc	641,667
		$2,533,370

Health Care Related — 2.78%
41,445	Coventry Health Care Inc *	1,321,681
29,552	Health Net Inc *	966,350
32,526	Humana Inc *	2,274,869
		$4,562,900

Homebuilding — 0.07%
6,726	Lennar Corp Class A	121,875
		$121,875

Hotels/Motels — 0.31%
13,155	Choice Hotels International Inc	511,072
		$511,072

Household Goods — 3.22%
25,152	Garmin Ltd	851,647
19,022	Harman International Industries Inc	890,610
50,362	Leggett & Platt Inc	1,233,869
29,544	Mohawk Industries Inc *	1,806,615
5,924	Whirlpool Corp	505,673
		$5,288,414

Independent Power Producer — 0.66%
7,913	Constellation Energy Group Inc	246,332
38,672	NRG Energy Inc *	832,995
		$1,079,327

Insurance Related — 8.10%
5,071	Allied World Assurance Co Holdings Ltd	317,901
4,113	American National Insurance Co	325,626
49,228	Aspen Insurance Holdings Ltd	1,356,724
28,188	Assurant Inc	1,085,520
10,931	Axis Capital Holdings Ltd	381,711
17,074	CNA Financial Corp	504,537
8,126	Endurance Specialty Holdings Ltd	396,711
14,877	Everest Re Group Ltd	1,311,854
11,711	Hartford Financial Services Group Inc	315,377

28,158	Lincoln National Corp	845,866
9,311	Mercury General Corp	364,340
34,309	Old Republic International Corp	435,381
6,763	OneBeacon Insurance Group Ltd	91,503
6,043	PartnerRe Ltd	478,847
24,683	Protective Life Corp	655,334
1,107	StanCorp Financial Group Inc	51,055
5,693	Symetra Financial Corp	77,425
96,364	Unum Group	2,529,555
3,835	White Mountains Insurance Group Ltd	1,396,707
9,462	WR Berkley Corp	304,771
3,719	XL Group PLC	91,487
		$13,318,232

Leisure & Entertainment — 0.22%
9,377	Boyd Gaming Corp *	87,862
3,228	Polaris Industries Inc	280,901
		$368,763

Machinery — 3.70%
13,071	AGCO Corp *	718,513
1,110	Bucyrus International Inc	101,509
6,067	Cummins Inc	665,065
20,744	Eaton Corp	1,150,047
6,700	Lincoln Electric Holdings Inc	508,664
19,690	Oshkosh Corp *	696,632
27,220	Timken Co	1,423,606
6,198	Toro Co	410,432
11,259	Trinity Industries Inc	412,868
		$6,087,336

Medical Products — 1.47%
1,159	Beckman Coulter Inc	96,278
134,550	Boston Scientific Corp *	967,415
6,928	CareFusion Corp *	195,370
1,505	DENTSPLY International Inc	55,670
19,462	Hill-Rom Holdings Inc	739,167
8,775	Masimo Corp	290,452
1,135	Varian Medical Systems Inc *	76,771
		$2,421,123

Oil & Gas — 13.49%
2,010	Arch Coal Inc	72,440
33,424	Cimarex Energy Co	3,851,782
3,156	Dresser-Rand Group Inc *	169,225
10,037	Dril-Quip Inc *	793,224
39,266	Exterran Holdings Inc *	931,782
11,832	Frontier Oil Corp	346,914
2,676	Holly Corp	162,594
17,072	Murphy Oil Corp	1,253,426
12,945	Nabors Industries Ltd *	393,269
1,013	Newfield Exploration Co *	76,998
20,642	Oil States International Inc *	1,571,682
6,356	Patterson-UTI Energy Inc	186,803
14,039	QEP Resources Inc	569,141
2,399	SEACOR Holdings Inc	221,812
23,137	SM Energy Co	1,716,534

41,070	Sunoco Inc	1,872,381
102,133	Tesoro Corp *	2,740,228
175,358	Valero Energy Corp	5,229,176
		$22,159,411

Paper & Forest Products — 1.55%
7,594	Domtar Corp	696,977
10,198	International Paper Co	307,776
22,502	MeadWestvaco Corp	682,486
34,847	Weyerhaeuser Co	857,236
		$2,544,475

Personal Loans — 0.44%
27,457	Discover Financial Services	662,263
1,233	Green Dot Corp Class A *	52,908
		$715,171

Pharmaceuticals — 0.68%
34,537	Forest Laboratories Inc *	1,115,545
		$1,115,545

Printing & Publishing — 0.17%
14,940	RR Donnelley & Sons Co	282,665
		$282,665

Real Estate — 10.58%
4,541	AMB Property Corp REIT	163,340
5,285	Annaly Capital Management Inc REIT	92,223
31,511	AvalonBay Communities Inc REIT	3,783,841
1,139	Boston Properties Inc REIT	108,034
45,587	BRE Properties Inc REIT	2,150,795
7,653	Federal Realty Investment Trust REIT	624,179
28,016	HCP Inc REIT	1,062,927
1,560	Health Care Inc REIT	81,806
2,407	Hospitality Properties Trust REIT	55,722
19,147	Host Hotels & Resorts Inc REIT	337,179
1,423	Howard Hughes Corp *	100,521
3,766	Jones Lang LaSalle Inc	375,621
23,171	Liberty Property Trust REIT	762,326
2,090	Mack-Cali Realty Corp REIT	70,851
28,950	Nationwide Health Properties Inc REIT	1,231,243
47,017	Plum Creek Timber Co Inc REIT	2,050,411
41,337	Rayonier Inc REIT	2,575,708
10,122	Realty Income Corp REIT	353,764
19,018	Regency Centers Corp REIT	826,903
8,447	Senior Housing Properties Trust REIT	194,619
7,215	Ventas Inc REIT	391,774
		$17,393,787
Restaurants — 0.48%
829	Chipotle Mexican Grill Inc *	225,795
2,614	Panera Bread Co Class A *	331,978
45,289	Wendy’s/Arby’s Group Inc	227,803
		$785,576

Retail — 2.23%
2,614	Advance Auto Parts Inc	171,531
15,092	AutoNation Inc *	533,804
551	AutoZone Inc *	150,732
4,844	Dick’s Sporting Goods Inc *	193,663
3,846	Dollar Tree Inc *	213,530
2,226	Family Dollar Stores Inc	114,238
2,873	Foot Locker Inc	56,656
63,581	Liberty Media Corp - Interactive Series A *	1,019,839
10,472	Limited Brands Inc	344,319
567	Netflix Inc *	134,566
20,708	Saks Inc *	234,207
5,987	Sherwin-Williams Co	502,848
		$3,669,933

Savings & Loans — 1.26%
111,761	Hudson City Bancorp Inc	1,081,846
46,168	New York Community Bancorp Inc	796,860
10,655	Washington Federal Inc	184,758
		$2,063,464

Specialized Services — 1.58%
10,277	Amdocs Ltd *	296,491
2,050	Apollo Group Inc Class A *	85,506
25,095	Manpower Inc	1,577,974
24,756	NeuStar Inc *	633,258
		$2,593,229

Telephone & Telecommunications — 1.54%
5,418	CenturyTel Inc	225,118
190,226	Qwest Communications International Inc	1,299,243
10,137	Telephone & Data Systems Inc	341,617
12,818	United States Cellular Corp *	659,999
		$2,525,977

Textiles — 0.46%
1,831	Coach Inc	95,285
7,123	Fossil Inc *	667,069
		$762,354

Tobacco — 1.85%
31,091	Lorillard Inc	2,953,956
1,979	Universal Corp	86,166
		$3,040,122

Transportation — 0.14%
8,643	Werner Enterprises Inc	228,780
		$228,780

Utilities — 7.08%
76,511	Ameren Corp	2,147,664
10,277	Atmos Energy Corp	350,446
23,521	DTE Energy Co	1,151,588
17,306	Energen Corp	1,092,355
35,323	Integrys Energy Group Inc	1,784,165
49,647	MDU Resources Group Inc	1,140,392

104,192	NiSource Inc	1,998,402
28,748	Sempra Energy	1,538,018
13,185	UGI Corp	433,786
		$11,636,816

Water — 0.13%
7,403	American Water Works Co Inc	207,654
		$207,654

TOTAL COMMON STOCK — 98.86% (Cost $116,949,743)		$162,451,195

TOTAL INVESTMENTS — 98.86% (Cost $116,949,743)		$162,451,195

OTHER ASSETS & LIABILITIES — 1.14%		$1,876,289

TOTAL NET ASSETS — 100%		$164,327,484

Legend

*	Non-income Producing Security
REIT	Real Estate Investment Trust

At March 31, 2011, the Portfolio had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
S&P 400 Emini Long Futures	5	$493,650	June 2011	$24,225

Management determines the Portfolio’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total net assets. These industry classifications are unaudited.

See notes following Schedule of Investments.

MAXIM SERIES FUND, INC.

MAXIM MIDCAP VALUE PORTFOLIO

NOTES TO SCHEDULE OF INVESTMENTS

MARCH 31, 2011

UNAUDITED

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty portfolios. Interests in the Maxim MidCap Value Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term capital appreciation. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are series of the fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and US and foreign news sources.
Derivative Investments:
Futures Contracts	Exchange traded close price.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of March 31, 2011, 100% of the Portfolio’s investments are valued using Level 1 inputs. At no point during the period did the Portfolio hold securities valued with Level 3 inputs. A breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the period.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Financial Futures Contracts

Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. When the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold is determined on a specific lot selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and distributes substantially all of its net taxable income and net capital gains each year. The Portfolio is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

The Portfolio is not subject to examination by U.S. federal or state tax authorities for tax years before 2008.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), net capital losses recognized after December 31, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

2.	UNREALIZED APPRECIATION (DEPRECIATION)

At March 31, 2011, the U.S. Federal income tax cost basis was $119,062,121. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $45,386,057 and gross depreciation of securities in which there was an excess of tax cost over value of $1,996,983 resulting in net appreciation of $43,389,074.

3.	DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio uses futures contracts in order for the Portfolio to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the clearinghouse will fail to perform its obligations.

MAXIM SERIES FUND, INC.

MAXIM MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2011

UNAUDITED

BONDS

Par Value ($)		Value ($)

Agency — 0.19%
565,000	Fannie Mae	565,343
	2.75% April 11, 2011
200,000	Fannie Mae	200,362
	5.13% April 15, 2011
200,000	Federal Farm Credit Bank	200,595
	4.80% April 25, 2011
		$966,300

Agency Asset Backed — 0.01%
48,310	Freddie Mac *	48,310
	Series T-20 Class A7
	0.55% December 25, 2029
		$48,310

TOTAL BONDS — 0.20% (Cost $1,014,610)		$1,014,610

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

40,327,000	Fannie Mae	40,325,941
	0.08% April 13, 2011
28,300,000	Fannie Mae	28,299,670
	0.03% April 15, 2011
3,090,000	Fannie Mae	3,089,996
	0.01% April 6, 2011
3,500,000	Fannie Mae	3,499,988
	0.02% April 7, 2011
800,000	Fannie Mae	799,977
	0.06% April 18, 2011
243,000	Fannie Mae	242,990
	0.06% April 25, 2011
800,000	Fannie Mae	799,972
	0.05% April 26, 2011
50,000,000	Fannie Mae	49,998,681
	0.05% April 20, 2011
500,000	Fannie Mae	499,978
	0.08% April 21, 2011
66,000,000	Federal Home Loan Bank	65,999,945
	0.01% April 4, 2011
32,500,000	Federal Home Loan Bank	32,499,057
	0.09% April 15, 2011
20,000,000	Federal Home Loan Bank	19,999,467
	0.08% April 13, 2011
800,000	Federal Home Loan Bank	799,986
	0.05% April 14, 2011

6,900,000	Freddie Mac	6,899,964
	0.07% April 4, 2011
470,000	Freddie Mac	469,978
	0.09% April 20, 2011
1,745,000	Freddie Mac	1,744,942
	0.07% April 18, 2011
3,400,000	Freddie Mac	3,399,856
	0.09% April 19, 2011
512,000	Freddie Mac	511,983
	0.09% April 15, 2011
4,300,000	Freddie Mac	4,299,990
	0.02% April 5, 2011
3,600,000	Freddie Mac	3,599,925
	0.08% April 11, 2011
24,000,000	International Bank for Reconstruction & Development	23,999,200
	0.06% April 21, 2011
1,100,000	International Bank for Reconstruction & Development	1,100,000
	0.10% April 1, 2011
25,000,000	Federal Farm Credit Bank	24,999,750
	0.09% April 5, 2011
26,930,000	Federal Home Loan Bank	26,930,000
	0.05% April 1, 2011
50,000,000	United States of America T-Bill	49,999,412
	0.07% April 7, 2011
50,000,000	United States of America T-Bill	49,998,917
	0.06% April 14, 2011

Repurchase Agreements

24,000,000	Repurchase agreement (Principal Amount/Value $24,000,000 with a maturity value of $24,000,080) with Bank of America, 0.04%, dated 3/29/11, to be repurchased at $24,000,080 on 4/1/11, collateralized by Ginnie Mae, 4.81%, 03/20/61, with a value of $24,480,001.	24,000,000

24,700,000	Repurchase agreement (Principal Amount/Value $24,700,000 with a maturity value of $24,700,082) with Credit Suisse, 0.12%, dated 3/31/11, to be repurchased at $24,700,082 on 4/1/11, collateralized by U.S. Treasury, 0.75%, 11/30/11, with a value of $25,194,596.	24,700,000

TOTAL SHORT-TERM INVESTMENTS — 99.80% (Cost $493,509,565)		$493,509,565

TOTAL INVESTMENTS — 100.00% (Cost $494,524,175)		$494,524,175

OTHER ASSETS & LIABILITIES — 0.00%		$(11,008)

TOTAL NET ASSETS — 100%		$494,513,167

Legend

*	Interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2011.

Management determines the Portfolio’s investment classifications using one or more widely recognized market indexes or ratings group indexes. Investment classifications are shown as a percent of total net assets. These investment classifications are unaudited.

See notes following Schedule of Investments.

MAXIM SERIES FUND, INC.

MAXIM MONEY MARKET PORTFOLIO

NOTES TO SCHEDULE OF INVESTMENTS

MARCH 31, 2011

UNAUDITED

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty portfolios. Interests in the Maxim Money Market Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek as high a level of current income as is consistent with the preservation of capital and liquidity. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are series of the fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Investments held by the Portfolio are valued at the amortized cost method of valuation permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under the amortized cost method, which does not take into account unrealized capital gains or losses, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of March 31, 2011, 100% of the Portfolio’s investments are valued using amortized cost. Amortized cost closely approximates a security’s current fair value, but since the value is not derived from a quoted price in an active market, amortized securities are considered to be valued using Level 2 inputs. At no point during the period did the Portfolio hold securities valued with Level 3 inputs. A breakdown of the Portfolio’s investment classifications is included in the Schedule of Investments. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the period.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Changing interest rates, changes in credit quality of the issuers, changes in credit ratings of the securities and general market conditions may affect the value and liquidity of securities held by the Portfolio. Changes in credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the Portfolio could cause the values of these securities to decline.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment advisor has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared daily and paid monthly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold is determined on a specific lot selection.

Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and distributes substantially all of its net taxable income and net capital gains each year. The Portfolio is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

The Portfolio is not subject to examination by U.S. federal tax authorities for tax years before 2007, or state tax authorities for tax years before 2006.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), net capital losses recognized after December 31, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

MAXIM SERIES FUND, INC.

MAXIM PUTNAM HIGH YIELD BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2011

UNAUDITED

BONDS

Par Value ($)		Value ($)

Aerospace & Defense — 0.71%
250,000	Acquisition Co Lanza Parent * ~	275,625
	10.00% June 1, 2017
25,000	Alliant Techsystems Inc	26,094
	6.88% September 15, 2020
105,000	Alliant Techsystems Inc	116,550
	3.00% August 15, 2024
50,000	BE Aerospace Inc	51,750
	6.88% October 1, 2020
135,000	Kratos Defense & Security Solutions Inc	148,837
	10.00% June 1, 2017
145,000	TransDigm Inc *	155,694
	7.75% December 15, 2018
		$774,550

Agriculture — 0.10%
105,000	Darling International Inc *	114,187
	8.50% December 15, 2018
		$114,187
Air Freight — 0.19%
195,000	AMGH Merger Sub Inc * ~	209,381
	9.25% November 1, 2018
		$209,381

Auto Parts & Equipment — 2.18%
111,000	Affinia Group Inc *	126,124
	10.75% August 15, 2016
172,800	Allison Transmission Inc *	187,704
	11.25% November 1, 2015
410,000	American Axle & Manufacturing Inc †	410,000
	5.25% February 11, 2014
95,000	Dana Holding Corp	95,000
	6.75% February 15, 2021
75,000	Exide Technologies *	80,063
	8.63% February 1, 2018
140,000	Goodyear Tire & Rubber Co	156,800
	10.50% May 15, 2016
265,000	Lear Corp	291,500
	8.13% March 15, 2020

30,000	Lear Corp	32,625
	7.88% March 15, 2018
45,000	Tenneco Inc	48,037
	7.75% August 15, 2018
95,000	Tenneco Inc †	98,325
	6.88% December 15, 2020
5,000	Tenneco Inc	5,350
	8.13% November 15, 2015
485,000	TRW Automotive Inc * ~	533,500
	7.25% March 15, 2017
165,000	Uncle Acquisition 2010 Corp *	173,250
	8.63% February 15, 2019
150,000	Visteon Corp * ~	150,000
	6.75% April 15, 2019
		$2,388,278

Automobiles — 0.19%
75,000	Ford Motor Co	135,937
	4.25% November 15, 2016
145,000	Motors Liquidation Co @ ‡‡	41,325
	8.25% July 15, 2023
120,000	Motors Liquidation Co @ ‡‡	35,700
	8.38% July 15, 2033
		$212,962

Bank Loans — 4.70%
60,000	AGFS Funding Co §	60,028
	5.80% April 21, 2015
103,826	Ardent Health TLB	104,173
	5.46% February 19, 2016
49,769	Avaya Inc	48,522
	0.35% October 26, 2017
24,777	Avaya Inc §	23,963
	2.81% October 26, 2014
64,838	Axcan Pharma TLB	64,655
	4.30% January 25, 2017
184,538	BOC Edwards TLB	183,959
	4.31% May 30, 2016
74,813	Burger King Holdings Inc	74,665
	3.30% October 30, 2016
290,000	Burlington Coat Factory Warehouse Corp	285,967
	5.06% February 10, 2017
50,000	Caesars Entertainment Operating Co Inc §	46,242
	3.30% January 28, 2015
59,250	Caesars Entertainment Operating Co Inc §	62,086
	7.80% October 31, 2016
160,000	Carestream Health	156,425
	3.81% February 25, 2017
44,202	Cedar Fair LP	44,368
	4.31% December 15, 2016
83,913	Cengage Learning Acquisitions Inc §	80,328
	3.06% July 3, 2014

184,344	Claire’s Stores Inc §	175,715
	3.21% May 29, 2014
561,769	Clear Channel Communications Inc §	493,967
	4.83% January 29, 2016
47,667	CNO Financial Group Inc	48,024
	6.31% September 30, 2016
184,538	CPG International Inc	184,538
	4.80% January 26, 2017
110,000	Del Monte Foods Co	110,017
	3.31% February 16, 2018
82,843	Golden Nugget Inc	71,297
	2.30% June 30, 2014
124,288	Goodman Global Inc	124,832
	4.30% October 6, 2016
40,000	Goodman Global Inc §	41,075
	7.31% October 6, 2017
60,000	Grifols SA	60,375
	4.56% June 4, 2016
83,725	HUB International Holdings Inc §	83,180
	5.05% June 13, 2014
45,000	Huish Detergents Inc § ~	43,238
	4.54% October 26, 2014
118,109	Ineos US Finance LLC	121,394
	4.96% December 16, 2013
120,088	Ineos US Finance LLC	123,428
	5.46% December 16, 2014
165,000	iStar Financial Inc	164,293
	6.06% June 30, 2014
185,000	J Crew Group Inc	184,239
	3.80% January 26, 2018
125,000	MEG Energy Corp	125,688
	3.31% March 7, 2018
245,000	Motor City TLB	247,909
	5.30% February 1, 2017
375,000	Realogy Corp	405,938
	13.81% October 15, 2017
109,175	Revlon Consumer Products Corp §	109,448
	4.46% March 11, 2015
96,753	Six Flags Exit	97,285
	4.30% June 30, 2016
53,244	Smurfit-Stone Container Corp §	53,346
	5.06% June 30, 2016
184,538	Styron Corp	185,308
	4.81% July 20, 2017
798,979	Texas Competitive Electric Holdings Co LLC §	670,811
	3.80% October 10, 2014
120,000	US Oncology Inc §§ ^^	0
	0.00% August 15, 2017
		$5,160,726

Banks — 0.44%
105,000	BAC Capital Trust VI	91,628
	5.63% March 8, 2035

230,000	CIT Group Inc * † ~	233,363
	6.63% April 1, 2018
180,000	Regions Financing Trust II §	161,100
	6.63% May 15, 2047
		$486,091

Biotechnology — 0.17%
140,000	Elan Finance PLC	148,050
	8.75% October 15, 2016
35,000	Talecris Biotherapeutics Holdings Corp	38,412
	7.75% November 15, 2016
		$186,462

Broadcast/Media — 5.69%
115,000	Affinion Group Holdings Inc *	117,013
	11.63% November 15, 2015
210,000	Affinion Group Inc	221,550
	11.50% October 15, 2015
215,000	Affinion Group Inc *	202,100
	7.88% December 15, 2018
295,000	AMC Entertainment Holdings Inc *	315,650
	9.75% December 1, 2020
50,000	AMC Entertainment Inc	50,563
	8.00% March 1, 2014
50,000	Bresnan Broadband Holdings LLC *	52,750
	8.00% December 15, 2018
225,000	Cablevision Systems Corp	250,313
	8.63% September 15, 2017
80,000	Cablevision Systems Corp	86,400
	7.75% April 15, 2018
45,000	Cablevision Systems Corp	49,050
	8.00% April 15, 2020
121,430	CCH II LLC ‡‡	145,412
	13.50% November 30, 2016
185,000	CCO Holdings LLC	189,625
	7.00% January 15, 2019
390,000	CCO Holdings LLC	414,375
	7.88% April 30, 2018
425,000	Cequel Communications Holdings I LLC * ~	443,062
	8.63% November 15, 2017
75,000	Charter Communications Operating LLC * ‡‡	84,000
	10.88% September 15, 2014
80,000	Cinemark USA Inc	87,400
	8.63% June 15, 2019
40,000	Citadel Broadcasting Corp *	43,350
	7.75% December 15, 2018
185,000	Clear Channel Communications Inc *	184,538
	9.00% March 1, 2021
125,000	Clear Channel Communications Inc	119,063
	10.75% August 1, 2016
170,000	Clear Channel Communications Inc †	152,575
	5.50% September 15, 2014

340,000	Clear Channel Worldwide Holdings Inc	372,481
	9.25% December 15, 2017
40,000	CMP Susquehanna Corp * ~	28,296
	0.46% May 15, 2014
40,000	CSC Holdings LLC	43,700
	8.50% June 15, 2015
65,000	DISH DBS Corp	69,388
	7.13% February 1, 2016
230,000	DISH DBS Corp	248,975
	7.88% September 1, 2019
130,000	Gray Television Inc †	138,287
	10.50% June 29, 2015
150,000	Kabel BW Erste Beteiligungs GmbH * ~	153,750
	7.50% March 15, 2019
50,000	Lamar Media Corp	53,625
	7.88% April 15, 2018
60,000	Mediacom LLC †	64,200
	9.13% August 15, 2019
135,000	Nexstar Broadcasting Inc	146,137
	8.88% April 15, 2017
205,000	Regal Entertainment Group †	219,350
	9.13% August 15, 2018
30,000	Sirius XM Radio Inc *	33,787
	9.75% September 1, 2015
208,154	Univision Communications Inc §	202,430
	4.55% October 25, 2017
325,000	Univision Communications Inc * ~	336,375
	8.50% May 15, 2021
280,000	Univision Communications Inc * ~	296,100
	7.88% November 1, 2020
45,000	WMG Holdings Corp †	45,900
	9.50% December 15, 2014
280,000	XM Satellite Radio Inc *	295,400
	7.63% November 1, 2018
110,000	XM Satellite Radio Inc *	145,750
	7.00% December 1, 2014
115,000	XM Satellite Radio Inc *	136,563
	13.00% August 1, 2013
		$6,239,283

Building Materials — 1.71%
235,000	Associated Materials LLC *	251,450
	9.13% November 1, 2017
45,000	Building Materials Corp of America * ~	46,013
	6.88% August 15, 2018
135,000	Building Materials Corp of America *	140,400
	7.50% March 15, 2020
125,000	Building Materials Corp of America * ~	129,688
	7.00% February 15, 2020
175,000	Nortek Inc *	188,562
	10.00% December 1, 2018
146,288	Nortek Inc	154,700
	11.00% December 1, 2013

395,000	Owens Corning Inc	466,835
	9.00% June 15, 2019
65,000	Ply Gem Industries Inc *	66,787
	8.25% February 15, 2018
270,000	Roofing Supply Group LLC * ~	284,175
	8.63% December 1, 2017
145,000	USG Corp *	151,525
	8.38% October 15, 2018
		$1,880,135

Chemicals — 3.35%
25,000	Chemtura Corp *	26,438
	7.88% September 1, 2018
275,000	Ferro Corp	291,500
	7.88% August 15, 2018
30,000	Hexion US Finance Corp	31,725
	8.88% February 1, 2018
155,000	Hexion US Financial Corp *	160,716
	9.00% November 15, 2020
55,000	Huntsman International LLC *	59,950
	8.63% March 15, 2021
250,000	Huntsman International LLC †	272,500
	8.63% March 15, 2020
155,000	Ineos Group Holdings PLC	214,723
	7.88% February 15, 2016
60,000	KRATON Polymers LLC *	60,900
	6.75% March 1, 2019
64,000	Kronos International Inc	91,607
	6.50% April 15, 2013
739,786	Lyondell Chemical Co	830,410
	11.00% May 1, 2018
355,000	Momentive Performance Materials Inc *	366,981
	9.00% January 15, 2021
75,000	Momentive Performance Materials Inc	83,250
	12.50% June 15, 2014
50,000	Nalco Co * ~	51,437
	6.63% January 15, 2019
265,000	Omnova Solutions Inc *	268,312
	7.88% November 1, 2018
200,000	Rhodia SA * ~	203,750
	6.88% September 15, 2020
100,000	Scotts Miracle-Gro Co *	102,625
	6.63% December 15, 2020
200,000	Solutia Inc	220,000
	8.75% November 1, 2017
145,000	Solutia Inc	157,325
	7.88% March 15, 2020
110,000	TPC Group LLC * ~	116,325
	8.25% October 1, 2017
60,000	Vertellus Specialties Inc * ~	64,200
	9.38% October 1, 2015
		$3,674,674

Computer Hardware & Systems — 0.12%
125,000	Seagate HDD Cayman *	129,375
	7.75% December 15, 2018
		$129,375

Computer Software & Services — 0.25%
70,000	SunGard Data Systems Inc *	71,925
	7.63% November 15, 2020
190,000	SunGard Data Systems Inc	199,500
	10.25% August 15, 2015
		$271,425

Containers — 1.03%
125,000	Berry Plastics Corp §	117,656
	4.18% September 15, 2014
105,000	Berry Plastics Corp *	103,950
	9.75% January 15, 2021
115,000	Berry Plastics Corp	114,425
	9.50% May 15, 2018
210,000	Crown Americas LLC *	213,675
	6.25% February 1, 2021
130,000	Exopack Holding Corp	133,738
	11.25% February 1, 2014
115,000	Graphic Packaging International Inc	123,194
	7.88% October 1, 2018
105,000	Pregis Corp	103,556
	12.38% October 15, 2013
230,000	Smurfit Kappa Treasury Funding Ltd	219,650
	7.50% November 20, 2025
		$1,129,844

Cosmetics & Personal Care — 0.21%
130,000	Elizabeth Arden Inc	135,688
	7.38% March 15, 2021
85,000	Revlon Consumer Products Corp	92,012
	9.75% November 15, 2015
		$227,700

Electric Companies — 0.98%
215,000	Edison Mission Energy	160,175
	7.63% May 15, 2027
265,000	Edison Mission Energy †	263,675
	7.50% June 15, 2013
100,000	Energy Future Holdings Corp	105,968
	10.00% January 15, 2020
38,444	Energy Future Holdings Corp	31,812
	11.25% November 1, 2017
184,000	Energy Future Intermediate Holding Co LLC	194,980
	10.00% December 1, 2020
100,000	Mirant Americas Generation LLC	104,000
	8.50% October 1, 2021
70,000	NV Energy Inc	71,238
	6.25% November 15, 2020

20,000	PNM Resources Inc	22,600
	9.25% May 15, 2015
211,975	Texas Competitive Electric Holdings Co LLC †	122,946
	10.50% November 1, 2016
		$1,077,394

Electronic Instruments & Equipment — 0.69%
290,000	Legrand France SA	343,780
	8.50% February 15, 2025
300,000	NXP BV *	336,000
	9.75% August 1, 2018
75,000	Polypore International Inc *	78,750
	7.50% November 15, 2017
		$758,530

Electronics - Semiconductor — 0.88%
35,000	Advanced Micro Devices Inc	35,962
	7.75% August 1, 2020
60,000	Advanced Micro Devices Inc	62,400
	8.13% December 15, 2017
14,000	Advanced Micro Devices Inc	14,438
	6.00% May 1, 2015
555,000	Freescale Semiconductor Inc * ~	622,987
	10.75% August 1, 2020
155,000	Freescale Semiconductor Inc *	169,725
	9.25% April 15, 2018
55,000	Freescale Semiconductor Inc *	61,600
	10.13% March 15, 2018
		$967,112

Financial Services — 5.13%
285,000	ABN Amro North American Holding Preferred Capital Repackage Trust I * § ~	272,175
	6.52% Perpetual
70,000	Ally Financial Inc	76,212
	8.00% March 15, 2020
195,000	Ally Financial Inc *	207,919
	7.50% September 15, 2020
95,000	Ally Financial Inc *	96,781
	6.25% December 1, 2017
35,000	BankAmerica Capital II	35,787
	8.00% December 15, 2026
679,661	CIT Group Inc	680,511
	7.00% May 1, 2016
52,796	CIT Group Inc	53,258
	7.00% May 1, 2015
836,526	CIT Group Inc	837,572
	7.00% May 1, 2017
100,000	Dresdner Funding Trust I *	93,000
	8.15% June 30, 2031
30,000	Fifth Third Processing Solutions Inc §	30,412
	7.05% November 1, 2017
200,000	Ford Motor Credit Co LLC	197,500
	5.75% February 1, 2021

265,000	Ford Motor Credit Co LLC	333,543
	12.00% May 15, 2015
300,000	GMAC Inc	327,000
	8.00% November 1, 2031
90,000	GMAC Inc ~	96,637
	8.00% December 31, 2018
55,000	GMAC LLC §	53,361
	2.51% December 1, 2014
320,000	Icahn Enterprises LP	328,800
	8.00% January 15, 2018
600,000	Interactive Data Corp *	669,000
	10.25% August 1, 2018
90,000	Leucadia National Corp	94,500
	7.13% March 15, 2017
110,000	Leucadia National Corp	121,550
	8.13% September 15, 2015
40,000	NB Capital Trust IV	41,100
	8.25% April 15, 2027
110,000	PHH Corp *	59,813
	9.25% March 1, 2016
135,000	Pinnacle Foods Finance LLC	140,906
	9.25% April 1, 2015
850,000	Springleaf Finance Corp	776,687
	6.90% December 15, 2017
		$5,624,024

Food & Beverages — 1.23%
175,000	Constellation Brands Inc	189,875
	7.25% May 15, 2017
220,000	Dean Foods Co * ~	225,775
	9.75% December 15, 2018
130,000	Dean Foods Co †	123,988
	7.00% June 1, 2016
45,000	Dole Food Co Inc *	47,756
	8.00% October 1, 2016
50,000	JBS USA LLC	58,000
	11.63% May 1, 2014
55,000	Michael Foods Inc * ~	60,087
	9.75% July 15, 2018
170,000	Reddy Ice Corp	177,225
	11.25% March 15, 2015
75,000	Simmons Foods Inc * ~	80,812
	10.50% November 1, 2017
215,000	Smithfield Foods Inc	253,163
	10.00% July 15, 2014
115,000	Tyson Foods Inc	138,000
	10.50% March 1, 2014
		$1,354,681

Foreign Banks — 0.73%
275,000	HBOS Capital Funding LP * § ~	251,281
	6.07% Perpetual

130,000	HBOS PLC * ~	127,234
	6.75% May 21, 2018
455,000	Royal Bank of Scotland Group PLC §	425,425
	7.65% Perpetual
		$803,940

Gold, Metals & Mining — 3.58%
260,000	Atkore International Inc *	277,550
	9.88% January 1, 2018
200,000	Compass Minerals International Inc	218,000
	8.00% June 1, 2019
55,000	Consol Energy Inc *	55,069
	6.38% March 1, 2021
430,000	Consol Energy Inc	476,762
	8.25% April 1, 2020
160,000	Consol Energy Inc	175,200
	8.00% April 1, 2017
45,000	Edgen Murray Corp	44,156
	12.25% January 15, 2015
255,000	FMG Resources August 2006 Pty Ltd * ~	265,838
	6.88% February 1, 2018
90,000	FMG Resources August 2006 Pty Ltd * ~	93,375
	7.00% November 1, 2015
190,000	Freeport-McMoRan Copper & Gold Inc	209,475
	8.38% April 1, 2017
75,000	James River Escrow Inc * † ~	77,625
	7.88% April 1, 2019
75,000	JMC Steel Group * ~	76,688
	8.25% March 15, 2018
410,000	Novelis Inc * ~	451,000
	8.75% December 15, 2020
120,000	Novelis Inc	122,400
	7.25% February 15, 2015
105,000	Ryerson Holding Corp ^	55,387
	16.33% February 1, 2015
365,000	Ryerson Inc	396,025
	12.00% November 1, 2015
290,000	Steel Dynamics Inc	311,025
	7.63% March 15, 2020
85,000	Steel Dynamics Inc	108,800
	5.13% June 15, 2014
80,000	Steel Dynamics Inc	81,900
	6.75% April 1, 2015
130,000	Teck Resources Ltd	166,010
	10.75% May 15, 2019
100,000	Teck Resources Ltd	120,250
	10.25% May 15, 2016
135,000	Tube City IMS Corp	141,075
	9.75% February 1, 2015
		$3,923,610

Health Care Related — 4.31%
315,000	Aviv Healthcare Properties LP *	328,388
	7.75% February 15, 2019
205,000	Capella Healthcare Inc *	218,325
	9.25% July 1, 2017
300,000	Community Health Systems Inc	316,500
	8.88% July 15, 2015
30,000	DaVita Inc	30,375
	6.63% November 1, 2020
90,000	DaVita Inc	90,900
	6.38% November 1, 2018
210,000	Fresenius Medical Care US Finance Inc *	203,437
	5.75% February 15, 2021
365,000	HCA Holdings Inc *	380,512
	7.75% May 15, 2021
65,000	HCA Inc	69,956
	9.25% November 15, 2016
220,000	HCA Inc	244,200
	8.50% April 15, 2019
841,000	HCA Inc	906,177
	9.63% November 15, 2016
115,000	Health Management Associates Inc	118,738
	6.13% April 15, 2016
295,000	IASIS Healthcare LLC	301,269
	8.75% June 15, 2014
85,000	Multiplan Inc * ~	90,950
	9.88% September 1, 2018
85,000	Select Medical Corp	86,488
	7.63% February 1, 2015
218,100	Surgical Care Affiliates Inc * ~	223,007
	8.88% July 15, 2015
355,000	Tenet Healthcare Corp	404,700
	8.88% July 1, 2019
100,000	Tenet Healthcare Corp	104,250
	8.00% August 1, 2020
140,000	Tenet Healthcare Corp	154,000
	9.00% May 1, 2015
100,000	Tenet Healthcare Corp	117,125
	10.00% May 1, 2018
85,000	United Surgical Partners International Inc	89,144
	8.88% May 1, 2017
395,000	Vanguard Health Systems Inc * ^	250,825
	5.32% February 1, 2016
		$4,729,266

Homebuilding — 1.19%
75,000	Beazer Homes USA Inc *	75,844
	9.13% May 15, 2019
65,000	Beazer Homes USA Inc	65,731
	9.13% June 15, 2018
115,000	Beazer Homes USA Inc	113,275
	6.88% July 15, 2015

325,000	M/I Homes Inc *	325,000
	8.63% November 15, 2018
225,000	Pulte Group Inc	207,562
	7.88% June 15, 2032
175,000	Pulte Group Inc	181,125
	7.63% October 15, 2017
45,000	Standard Pacific Corp *	46,519
	8.38% January 15, 2021
245,000	Standard Pacific Corp	285,425
	10.75% September 15, 2016
		$1,300,481

Hotels/Motels — 0.83%
300,000	Boyd Gaming Corp * ~	309,750
	9.13% December 1, 2018
47,157	Golden Nugget Inc §	40,585
	2.05% June 30, 2014
30,000	MGM Resorts International	32,887
	9.00% March 15, 2020
205,000	Travelport LLC	190,394
	9.00% March 1, 2016
75,000	Travelport LLC †	69,937
	11.88% September 1, 2016
280,000	Travelport LLC	272,650
	9.88% September 1, 2014
		$916,203

Household Goods — 0.91%
125,000	Central Garden & Pet Co	130,938
	8.25% March 1, 2018
30,000	Jarden Corp	32,812
	8.00% May 1, 2016
225,000	Jarden Corp	240,187
	7.50% May 1, 2017
50,000	Jarden Corp	73,340
	7.50% January 15, 2020
67,000	Libbey Glass Inc	73,030
	10.00% February 15, 2015
102,000	Sealy Mattress Co *	115,515
	10.88% April 15, 2016
30,000	Spectrum Brands Inc * ~	33,075
	9.50% June 15, 2018
272,800	Spectrum Brands Inc	304,172
	12.00% August 28, 2019
		$1,003,069

Independent Power Producer —2.20%
305,000	AES Corp	327,875
	8.00% October 15, 2017
125,000	Calpine Corp * ~	129,375
	7.50% February 15, 2021
210,000	Calpine Corp *	223,125
	7.88% July 31, 2020

250,000	Calpine Corp *	260,000
	7.25% October 15, 2017
515,000	Dynegy Holdings Inc	399,769
	7.75% June 1, 2019
255,000	GenOn Escrow Corp *	266,475
	9.88% October 15, 2020
25,000	GenOn Escrow Corp *	26,000
	9.50% October 15, 2018
65,000	NRG Energy Inc	67,762
	7.38% January 15, 2017
685,000	NRG Energy Inc	708,975
	7.38% February 1, 2016
		$2,409,356

Insurance Related — 0.64%
175,000	American International Group Inc §	188,344
	8.18% May 15, 2058
105,000	CKE Holdings Inc * †	99,487
	10.50% March 14, 2016
135,000	CNO Financial Group Inc *	143,100
	9.00% January 15, 2018
21,051	HUB International Holdings Inc §	20,824
	2.56% June 13, 2014
93,651	HUB International Holdings Inc §	92,641
	2.81% June 13, 2014
40,000	ING Groep NV §	37,000
	5.78% Perpetual
25,000	Liberty Mutual Group Inc * § ~	32,500
	10.75% June 15, 2058
35,000	Liberty Mutual Group Inc * § ~	33,668
	7.00% March 15, 2037
50,000	Liberty Mutual Group Inc * ~	49,750
	7.80% March 15, 2037
		$697,314

Investment Bank/Brokerage Firm — 0.78%
264,000	E*TRADE Financial Corp	314,820
	12.50% November 30, 2017
120,000	E*TRADE Financial Corp	120,450
	7.38% September 15, 2013
310,000	Nuveen Investments Inc	318,525
	10.50% November 15, 2015
90,000	Offshore Group Investments Ltd *	99,900
	11.50% August 1, 2015
		$853,695

Leisure & Entertainment — 3.13%
265,000	American Casino & Entertainment Properties LLC	281,894
	11.00% June 15, 2014
190,000	Ameristar Casinos Inc * ~	188,338
	7.50% April 15, 2021
20,000	Cedar Fair LP *	21,700
	9.13% August 1, 2018

160,000	CityCenter Holdings LLC *	165,200
	10.75% January 15, 2017
185,000	Fontainebleau Las Vegas Holdings LLC * ‡ ~	925
	10.25% June 15, 2015
625,000	Harrah’s Operating Co Inc †	570,312
	10.00% December 15, 2018
430,000	Harrah’s Operating Co Inc	488,587
	11.25% June 1, 2017
40,000	Harrah’s Operating Co Inc	40,000
	10.00% December 15, 2015
285,000	Isle of Capri Casinos Inc * †	283,575
	7.75% March 15, 2019
270,000	Isle of Capri Casinos Inc †	267,975
	7.00% March 1, 2014
85,000	MGM Resorts International	97,325
	10.38% May 15, 2014
310,000	MTR Gaming Group Inc	330,150
	12.63% July 15, 2014
50,000	Penn National Gaming Inc	55,188
	8.75% August 15, 2019
275,000	Pinnacle Entertainment Inc	299,750
	8.63% August 1, 2017
975,000	Station Casinos Inc ‡	98
	6.50% February 1, 2014
50,000	Universal City Development Partners Ltd	54,437
	8.88% November 15, 2015
60,000	Wynn Las Vegas LLC	63,600
	7.75% August 15, 2020
204,000	Yonkers Racing Corp * ~	226,950
	11.38% July 15, 2016
		$3,436,004

Machinery — 1.50%
43,000	Altra Holdings Inc * ~	46,655
	2.75% March 1, 2031
270,000	Altra Holdings Inc	289,575
	8.13% December 1, 2016
140,000	Briggs & Stratton Corp	146,650
	6.88% December 15, 2020
170,000	Meritor Inc	167,662
	4.00% February 15, 2027
15,000	Mueller Water Products Inc	16,688
	8.75% September 1, 2020
225,000	Navistar International Corp	249,469
	8.25% November 1, 2021
285,000	Terex Corp †	300,319
	8.00% November 15, 2017
265,000	Thermadyne Holdings Corp *	279,906
	9.00% December 15, 2017
140,000	Trinity Industries Inc	152,600
	3.88% June 1, 2036
		$1,649,524

Manufacturing — 0.07%
75,000	Griffon Corp *	76,313
	7.13% April 1, 2018
		$76,313

Medical Products — 0.20%
200,000	Biomet Inc	219,250
	10.00% October 15, 2017
		$219,250

Miscellaneous — 1.66%
105,000	Brickman Group Holdings Inc * ~	112,350
	9.13% November 1, 2018
210,000	Ceridian Corp	218,400
	11.25% November 15, 2015
256,050	Ceridian Corp	267,572
	12.25% November 15, 2015
30,000	Iron Mountain Inc	31,800
	8.00% June 15, 2020
135,000	Iron Mountain Inc	146,137
	8.38% August 15, 2021
45,000	Prestige Brands Inc *	47,475
	8.25% April 1, 2018
35,000	Quintiles Transnational Corp *	35,788
	9.50% December 30, 2014
160,000	Reynolds Group Issuer Inc * ~	165,600
	9.00% April 15, 2019
250,000	Reynolds Group Issuer Inc *	256,250
	7.13% April 15, 2019
50,000	Reynolds Group Issuer Inc *	52,875
	7.75% October 15, 2016
80,000	United Rentals North America Inc	83,600
	8.38% September 15, 2020
200,000	Yankee Candle Co	207,500
	8.50% February 15, 2015
195,000	YCC Holdings LLC *	196,463
	10.25% February 15, 2016
		$1,821,810

Office Equipment & Supplies — 0.07%
65,000	ACCO Brands Corp	73,287
	10.63% March 15, 2015
		$73,287

Oil & Gas — 9.66%
310,000	Anadarko Finance Co	342,238
	7.50% May 1, 2031
105,000	Anadarko Petroleum Corp	114,175
	5.95% September 15, 2016
50,000	Anadarko Petroleum Corp	48,305
	6.20% March 15, 2040
225,000	Anadarko Petroleum Corp	247,656
	6.38% September 15, 2017

195,000	Arch Coal Inc	209,137
	7.25% October 1, 2020
101,000	Arch Western Finance LLC	102,010
	6.75% July 1, 2013
55,000	ATP Oil & Gas Corp	57,750
	11.88% May 1, 2015
95,000	Brigham Exploration Co *	105,450
	8.75% October 1, 2018
240,000	Carrizo Oil & Gas Inc *	254,400
	8.63% October 15, 2018
495,000	Chaparral Energy Inc *	549,450
	9.88% October 1, 2020
15,000	Chaparral Energy Inc	15,750
	8.88% February 1, 2017
65,000	Chaparral Energy Inc *	66,950
	8.25% September 1, 2021
200,000	Chesapeake Energy Corp	248,000
	9.50% February 15, 2015
95,000	Complete Production Services Inc	100,225
	8.00% December 15, 2016
98,710	Compton Petroleum Finance Corp	70,084
	10.00% September 15, 2017
90,000	Comstock Resources Inc	94,275
	8.38% October 15, 2017
150,000	Connacher Oil & Gas Ltd *	159,000
	10.25% December 15, 2015
240,000	Connacher Oil & Gas Ltd *	258,000
	11.75% July 15, 2014
430,000	Crosstex Energy LP	468,700
	8.88% February 15, 2018
110,000	Denbury Resources Inc	122,925
	8.25% February 15, 2020
90,000	Denbury Resources Inc	92,250
	6.38% August 15, 2021
100,000	El Paso Corp	110,936
	7.80% August 1, 2031
360,000	El Paso Corp	403,410
	7.75% January 15, 2032
260,000	Energy Transfer Equity LP	282,750
	7.50% October 15, 2020
395,000	EXCO Resources Inc	400,925
	7.50% September 15, 2018
100,000	Expro Finance Luxembourg SCA *	99,000
	8.50% December 15, 2016
130,000	Forest Oil Corp	135,850
	7.25% June 15, 2019
195,000	Forest Oil Corp	217,425
	8.50% February 15, 2014
115,000	Frac Tech Services LLC *	117,875
	7.13% November 15, 2018
435,000	Goodrich Petroleum Corp *	435,000
	8.88% March 15, 2019

410,000	Helix Energy Solutions Group Inc *	432,550
	9.50% January 15, 2016
90,000	Hercules Offshore Inc *	92,250
	10.50% October 15, 2017
205,000	International Coal Group Inc	232,675
	9.13% April 1, 2018
105,000	Key Energy Services Inc	106,837
	6.75% March 1, 2021
200,000	Laredo Petroleum Inc *	208,250
	9.50% February 15, 2019
150,000	MEG Energy Corp *	152,438
	6.50% March 15, 2021
165,000	Newfield Exploration Co	174,075
	6.88% February 1, 2020
305,000	Newfield Exploration Co	315,294
	6.63% April 15, 2016
30,000	OPTI Canada Inc *	30,075
	9.75% August 15, 2013
5,000	OPTI Canada Inc *	5,081
	9.00% December 15, 2012
105,000	OPTI Canada Inc †	55,519
	7.88% December 15, 2014
400,000	OPTI Canada Inc †	213,500
	8.25% December 15, 2014
105,000	Peabody Energy Corp	112,613
	6.50% September 15, 2020
395,000	Peabody Energy Corp	438,450
	7.38% November 1, 2016
240,000	Petroleum Development Corp	272,100
	12.00% February 15, 2018
245,000	Plains Exploration & Production Co	276,238
	10.00% March 1, 2016
80,000	Plains Exploration & Production Co	82,600
	7.00% March 15, 2017
65,000	Quicksilver Resources Inc	68,087
	8.25% August 1, 2015
235,000	Quicksilver Resources Inc	273,775
	11.75% January 1, 2016
45,000	Range Resources Corp	47,925
	6.75% August 1, 2020
150,000	Rosetta Resources Inc	166,500
	9.50% April 15, 2018
170,000	Sabine Pass LNG LP	174,675
	7.50% November 30, 2016
50,000	SandRidge Energy Inc *	52,375
	8.00% June 1, 2018
45,000	SandRidge Energy Inc *	46,688
	7.50% March 15, 2021
80,000	SM Energy Co *	82,100
	6.63% February 15, 2019
235,000	Thermon Industries Inc	253,800
	9.50% May 1, 2017

95,000	Whiting Petroleum Corp	101,175
	7.00% February 1, 2014
167,000	Williams Cos Inc	198,333
	7.75% June 15, 2031
		$10,595,879

Paper & Forest Products — 1.02%
110,000	Georgia-Pacific LLC *	124,025
	8.25% May 1, 2016
210,000	NewPage Corp	210,262
	11.38% December 31, 2014
350,000	PE Paper Escrow GmbH *	402,500
	12.00% August 1, 2014
65,000	Verso Paper Holdings LLC *	67,600
	8.75% February 1, 2019
55,000	Verso Paper Holdings LLC †	60,088
	11.50% July 1, 2014
215,000	Verso Paper Holdings LLC †	227,900
	11.38% August 1, 2016
25,000	Verso Paper Holdings LLC §	24,625
	4.05% August 1, 2014
		$1,117,000

Personal Loans — 1.46%
230,000	ACE Cash Express Inc * ~	234,025
	11.00% February 1, 2019
80,000	American General Finance Corp	78,200
	5.85% June 1, 2013
90,000	American General Finance Corp	88,425
	4.88% July 15, 2012
250,000	National Money Mart Co	278,750
	10.38% December 15, 2016
645,000	SLM Corp	722,400
	8.45% June 15, 2018
135,000	SLM Corp	140,737
	6.25% January 25, 2016
55,000	SLM Corp	59,950
	8.00% March 25, 2020
		$1,602,487

Pharmaceuticals — 0.58%
400,000	ConvaTec Healthcare E SA * ~	420,000
	10.50% December 15, 2018
125,000	Giant Funding Corp *	128,281
	8.25% February 1, 2018
50,000	Valeant Pharmaceuticals International *	49,000
	6.88% December 1, 2018
20,000	Valeant Pharmaceuticals International *	19,400
	7.00% October 1, 2020
20,000	Valeant Pharmaceuticals International *	19,700
	6.75% October 1, 2017
		$636,381

Printing & Publishing — 0.67%
300,000	Cengage Learning Acquisitions Inc *	306,000
	10.50% January 15, 2015
25,000	Cenveo Corp *	25,125
	10.50% August 15, 2016
160,000	Cenveo Corp	160,400
	8.88% February 1, 2018
130,000	McClatchy Co	146,250
	11.50% February 15, 2017
90,000	Nielsen Finance LLC *	96,525
	7.75% October 15, 2018
		$734,300

Real Estate — 1.40%
35,000	CB Richard Ellis Services Inc	36,050
	6.63% October 15, 2020
100,000	CB Richard Ellis Services Inc	118,000
	11.63% June 15, 2017
50,000	Digital Realty Trust LP *	72,813
	5.50% April 15, 2029
245,000	Felcor Lodging LP †	279,912
	10.00% October 1, 2014
110,000	iStar Financial Inc	104,225
	5.95% October 15, 2013
120,000	Omega Healthcare Investors Inc * ~	122,550
	6.75% October 15, 2022
50,000	Realogy Corp *	49,625
	7.88% February 15, 2019
210,000	Realogy Corp * ~	216,825
	11.50% April 15, 2017
70,000	Realogy Corp	71,050
	10.50% April 15, 2014
80,000	Sabra Health Care LP	84,400
	8.13% November 1, 2018
60,000	Ventas Inc *	76,275
	3.88% November 15, 2011
290,000	Ventas Realty LP	307,464
	6.75% April 1, 2017
		$1,539,189

Restaurants — 1.16%
600,000	Buffets Inc ^^ §§	0
	12.50% November 1, 2014
175,000	Burger King Corp †	185,281
	9.88% October 15, 2018
110,000	CKE Restaurants Inc †	121,275
	11.38% July 15, 2018
130,000	Dave & Buster’s Inc	141,050
	11.00% June 1, 2018
250,000	DineEquity Inc *	271,250
	9.50% October 30, 2018
44,000	Dunkin Finance Corp *	44,825
	9.63% December 1, 2018

50,000	Landry’s Restaurants Inc * ~	53,875
	11.63% December 1, 2015
70,000	Roadhouse Financing Inc * ~	75,075
	10.75% October 15, 2017
350,000	Wendy’s/Arby’s Restaurants LLC	385,000
	10.00% July 15, 2016
		$1,277,631

Retail — 3.72%
45,000	AutoNation Inc	47,081
	6.75% April 15, 2018
265,000	Bon-Ton Department Stores Inc †	271,625
	10.25% March 15, 2014
225,000	Burlington Coat Factory Warehouse Corp *	218,250
	10.00% February 15, 2019
335,000	Claire’s Stores Inc * †	319,925
	8.88% March 15, 2019
65,000	Ferrellgas LP *	63,050
	6.50% May 1, 2021
105,000	Giraffe Acquisition Corp *	101,850
	9.13% December 1, 2018
30,000	Harry & David Operations Corp ‡	7,200
	9.00% March 1, 2013
40,000	Harry & David Operations Corp ‡	9,000
	0.00% March 1, 2012
170,000	Inergy LP *	177,225
	6.88% August 1, 2021
175,000	Limited Brands Inc	178,937
	6.63% April 1, 2021
115,000	Macy’s Retail Holdings Inc	133,687
	8.38% July 15, 2015
150,000	Needle Merger Sub Corp * † ~	151,500
	8.13% March 15, 2019
9,000	Neiman Marcus Group Inc †	9,405
	9.00% October 15, 2015
455,000	Neiman Marcus Group Inc	416,325
	7.13% June 1, 2028
325,000	Penske Automotive Group Inc	335,969
	7.75% December 15, 2016
65,000	Petco Animal Supplies Inc * ~	69,550
	9.25% December 1, 2018
250,000	QVC Inc *	262,500
	7.50% October 1, 2019
80,000	QVC Inc *	83,400
	7.38% October 15, 2020
60,000	Rite Aid Corp †	65,625
	10.25% October 15, 2019
30,000	Rite Aid Corp †	31,763
	8.00% August 15, 2020
370,000	Rite Aid Corp †	370,000
	7.50% March 1, 2017
85,000	Sears Holdings Corp *	82,450
	6.63% October 15, 2018

25,000	Toys R Us Delaware Inc *	26,188
	7.38% September 1, 2016
330,000	Toys R Us Property Co I LLC	374,550
	10.75% July 15, 2017
250,000	Toys R Us Property Co II LLC	268,750
	8.50% December 1, 2017
		$4,075,805

Savings & Loans — 0.57%
90,000	Provident Funding Associates LP * ~	93,937
	10.13% February 15, 2019
160,000	Provident Funding Associates LP * ~	178,400
	10.25% April 15, 2017
345,000	Residential Capital LLC	348,019
	9.63% May 15, 2015
		$620,356

Specialized Services — 3.66%
105,000	Bumble Bee Acquisition Corp * ~	109,200
	9.00% December 15, 2017
120,000	Capital One Capital IV §	120,450
	6.75% February 17, 2037
50,000	Celanese US Holdings LLC *	51,500
	6.63% October 15, 2018
165,000	Corrections Corp of America	179,231
	7.75% June 1, 2017
70,000	Fidelity National Information Services Inc	75,862
	7.63% July 15, 2017
35,000	Fidelity National Information Services Inc	38,237
	7.88% July 15, 2020
100,000	First Data Corp * ~	101,500
	7.38% June 15, 2019
605,000	First Data Corp * ~	656,425
	12.63% January 15, 2021
345,000	First Data Corp †	343,706
	11.25% March 31, 2016
126,351	First Data Corp †	130,932
	10.55% September 24, 2015
245,000	Lender Processing Services Inc	255,106
	8.13% July 1, 2016
100,000	Lyondell Chemical Co *	110,250
	8.00% November 1, 2017
135,000	Nexeo Solutions LLC * ~	137,700
	8.38% March 1, 2018
140,000	Prestige Brands Inc	147,700
	8.25% April 1, 2018
175,000	RSC Equipment Rental Inc *	182,000
	8.25% February 1, 2021
295,000	Sabre Holdings Corp †	284,675
	8.35% March 15, 2016
50,000	Service Corp International	52,500
	7.00% May 15, 2019

290,000	Service Corp International	275,500
	7.50% April 1, 2027
30,000	Smurfit Kappa Funding PLC	37,021
	7.75% April 1, 2015
265,000	Stewart Enterprises Inc	265,530
	6.25% February 15, 2013
60,696	Trico Shipping AS *	49,240
	13.88% November 1, 2014
143,000	Unisys Corp *	171,243
	14.25% September 15, 2015
150,000	Unisys Corp	168,375
	12.50% January 15, 2016
65,000	Virgin Media Finance PLC	73,938
	9.50% August 15, 2016
		$4,017,821

Telephone & Telecommunications — 9.82%
305,000	Avaya Inc	309,956
	9.75% November 1, 2015
180,000	Avaya Inc *	175,500
	7.00% April 1, 2019
295,000	Cincinnati Bell Inc †	278,406
	8.75% March 15, 2018
450,000	Clearwire Communications LLC *	486,000
	12.00% December 1, 2015
128,000	Clearwire Communications LLC * ~	140,960
	8.25% December 1, 2040
110,000	CommScope Inc *	114,950
	8.25% January 15, 2019
50,000	CPI International Acquisition Inc *	50,250
	8.00% February 15, 2018
290,000	Cricket Communications Inc	292,175
	7.75% October 15, 2020
170,000	Cricket Communications Inc	180,625
	7.75% May 15, 2016
75,000	Crown Castle International Corp	78,562
	7.13% November 1, 2019
100,000	Digicel Group Ltd *	114,500
	10.50% April 15, 2018
300,000	Digicel Ltd *	318,000
	8.25% September 1, 2017
180,000	Frontier Communications Corp	194,400
	8.25% April 15, 2017
105,000	Frontier Communications Corp	113,794
	8.50% April 15, 2020
65,000	Frontier Communications Corp	72,150
	8.25% May 1, 2014
55,000	Intelsat Jackson Holdings SA	58,644
	11.25% June 15, 2016
235,000	Intelsat Jackson Holdings SA * ~	235,588
	7.50% April 1, 2021
205,000	Intelsat Jackson Holdings SA *	205,000
	7.25% October 15, 2020

1,240,312	Intelsat Luxembourg SA	1,361,242
	11.50% February 4, 2017
245,000	Intelsat Luxembourg SA	267,662
	11.25% February 4, 2017
105,000	Level 3 Communications Inc	103,556
	3.50% June 15, 2012
135,000	Level 3 Financing Inc *	130,613
	9.38% April 1, 2019
375,000	Level 3 Financing Inc	383,438
	9.25% November 1, 2014
120,000	MetroPCS Wireless Inc	119,850
	6.63% November 15, 2020
315,000	MetroPCS Wireless Inc	337,050
	7.88% September 1, 2018
65,000	Nextel Communications Inc	65,244
	7.38% August 1, 2015
325,000	NII Capital Corp	370,500
	10.00% August 15, 2016
70,000	NII Capital Corp	71,575
	7.63% April 1, 2021
60,000	PAETEC Holding Corp	64,650
	8.88% June 30, 2017
70,000	PAETEC Holding Corp	73,325
	9.50% July 15, 2015
455,000	PAETEC Holding Corp *	480,025
	9.88% December 1, 2018
90,000	Qwest Communications International Inc	91,462
	7.50% February 15, 2014
35,000	Qwest Corp	41,650
	8.38% May 1, 2016
115,000	SBA Telecommunications Inc	125,206
	8.00% August 15, 2016
170,000	SBA Telecommunications Inc	187,850
	8.25% August 15, 2019
195,000	Sprint Capital Corp	179,888
	6.88% November 15, 2028
160,000	Sprint Capital Corp	170,200
	8.75% March 15, 2032
110,000	Sprint Nextel Corp	110,412
	6.00% December 1, 2016
750,000	Sprint Nextel Corp †	835,313
	8.38% August 15, 2017
235,000	Syniverse Holdings Inc *	249,100
	9.13% January 15, 2019
170,000	Virgin Media Inc	287,937
	6.50% November 15, 2016
115,000	West Corp * ~	117,156
	7.88% January 15, 2019
45,000	West Corp *	47,363
	8.63% October 1, 2018
107,145	Wind Acquisition Finance SA * ^^ §§	0
	12.25% July 15, 2017

90,000	Wind Acquisition Finance SA * ~	94,050
	7.25% February 15, 2018
290,000	Wind Acquisition Finance SA *	109,250
	11.75% July 15, 2017
313,708	Wind Acquisition Holdings Finance SA * ~	379,586
	12.25% July 15, 2017
35,000	Windstream Corp	37,363
	8.13% September 1, 2018
150,000	Windstream Corp * †	152,438
	7.75% October 1, 2021
285,000	Windstream Corp	305,663
	7.88% November 1, 2017
		$10,770,077

Textiles — 0.33%
85,000	Hanesbrands Inc	82,875
	6.38% December 15, 2020
200,000	Hanesbrands Inc	216,750
	8.00% December 15, 2016
55,000	Levi Strauss & Co	57,338
	8.88% April 1, 2016
		$356,963

Transportation — 1.17%
185,000	Avis Budget Car Rental LLC	204,425
	9.63% March 15, 2018
50,000	Avis Budget Car Rental LLC	51,563
	7.75% May 15, 2016
106,000	Avis Budget Car Rental LLC	108,385
	7.63% May 15, 2014
65,000	Hertz Corp *	64,431
	6.75% April 15, 2019
165,000	Hertz Corp *	170,775
	7.50% October 15, 2018
21,000	Hertz Corp	21,525
	8.88% January 1, 2014
110,000	Hertz Holdings Netherlands BV *	167,583
	8.50% July 31, 2015
310,000	Swift Services Holdings Inc *	336,350
	10.00% November 15, 2018
160,000	Western Express Inc * ~	154,400
	12.50% April 15, 2015
		$1,279,437

TOTAL BONDS — 86.97%		$95,403,262
(Cost $93,278,402)

COMMON STOCK

Shares		Value ($)

Aerospace & Defense — 0.15%
2,085	L-3 Communications Holdings Inc	163,276
		$163,276

Auto Parts & Equipment — 0.33%
2,625	TRW Automotive Holdings Corp ††	144,585
3,547	Visteon Corp * †† ~	196,114
399	Visteon Corp ††	24,933
		$365,632

Automobiles — 0.13%
4,480	General Motors Co ††	139,014
		$139,014

Broadcast/Media — 0.11%
9,795	Interpublic Group of Cos Inc	123,123
		$123,123

Building Materials — 0.07%
560	Nortek Inc ††	24,080
1,610	Owens Corning Inc ††	57,944
		$82,024

Chemicals — 0.11%
2,954	LyondellBasell Industries NV Class A ††	116,831
		$116,831

Financial Services — 0.05%
1,261	CIT Group Inc ††	53,656
		$53,656

Gold, Metals & Mining — 0.27%
15,013	Fortescue Metals Group Ltd ^^	99,477
3,500	Freeport-McMoRan Copper & Gold Inc	194,425
		$293,902

Health Care Related — 0.11%
26,531	Alliance HealthCare Services Inc ††	117,267
		$117,267

Household Goods — 0.16%
29,822	Sealy Corp † ††	75,748
3,533	Spectrum Brands Holdings Inc ††	98,076
		$173,824

Independent Power Producer — 0.07%
6,360	AES Corp ††	82,680
		$82,680

Leisure & Entertainment — 0.09%
5,545	Ameristar Casinos Inc	98,424
		$98,424

Machinery — 0.12%
3,535	Terex Corp ††	130,936
		$130,936

Oil & Gas — 0.51%
2,505	Consol Energy Inc	134,343
6,921	Kinder Morgan Inc ††	205,138
5,590	Petrohawk Energy Corp ††	137,179
1,149	Stallion Oilfield Holdings Ltd ††	42,657
23,845	Vantage Drilling Co ††	42,921
		$562,238

Paper & Forest Products — 0.04%
7,563	Verso Paper Corp † ††	40,462
		$40,462

Real Estate — 0.09%
16,355	FelCor Lodging Trust Inc REIT ††	100,256
		$100,256

Retail — 0.09%
3,900	Macy’s Inc	94,614
		$94,614

Telephone & Telecommunications — 0.37%
53,120	Cincinnati Bell Inc ††	142,361
2,740	NII Holdings Inc ††	114,176
33,275	Sprint Nextel Corp ††	154,396
		$410,933

Transportation — 0.08%
4,795	Avis Budget Group Inc ††	85,879
		$85,879

TOTAL COMMON STOCK — 2.95%		$3,234,971
(Cost $2,903,221)

PREFERRED STOCK

Par Value ($)		Value ($)

Agency — 0.02%
13,425	Fannie Mae Series S	22,823
		$22,823

Automobiles — 0.11%
2,532	General Motors Co	122,011
		$122,011

Broadcast/Media — 0.00%
9,422	CMP Susquehanna Radio Holdings Corp * †† ~ ^^ §§	0
		$0

Communications - Equipment — 0.12%
2,220	Crown Castle International Corp	134,587
		$134,587

Financial Services — 0.19%
216	GMAC Inc * ~	200,988
		$200,988

Insurance Related — 0.66%
7,200	GMAC Capital Trust I	183,600
6,093	Hartford Financial Services Group Inc	157,656
2,470	MetLife Inc ††	209,580
5,235	XL Group PLC	176,105
		$726,941

Miscellaneous — 0.14%
2,565	Nielsen Holdings NV ††	145,884
		$145,884

Oil & Gas — 0.19%
2,981	Apache Corp †	210,533
		$210,533

Real Estate — 0.35%
8,109	Entertainment Properties Trust	162,662
4,312	Health Care REIT Inc ††	220,451
		$383,113

Specialized Services — 0.14%
1,698	Unisys Corp ††	152,396
		$152,396

TOTAL PREFERRED STOCK — 1.92%		$2,099,276
(Cost $2,216,791)

STOCK WARRANTS

Shares		Value ($)

Broadcast/Media — 0.00%
696	Charter Communications Inc Class A ††	7,134
10,767	CMP Susquehanna Radio Holdings Corp * †† ~ ^^ §§	0
		$7,134

Building Materials — 0.02%
2,304	Nortek Inc ††	18,663
		$18,663

Oil & Gas — 0.00%
1	Turbo Cayman Ltd †† ^^ §§	0
		$0

Restaurants — 0.00%
507	Buffets Restaurants Holdings Inc †† ^^ §§	0
		$0

TOTAL STOCK WARRANTS — 0.02%		$25,797
(Cost $800,047)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

2,500,000	United States of America	2,499,979
	0.02% April 21, 2011

Repurchase Agreements

5,796,000	Repurchase agreement (Principal Amount/Value $5,796,000 with a maturity value of $5,796,010) with Merrill Lynch, Pierce, Fenner & Smith, 0.06%, dated 3/31/11, to be repurchased at $5,796,010 on 4/1/11, collateralized by U.S. Treasury, 1.38%, 9/15/12, with a value of $5,839,000.	5,796,000

TOTAL SHORT-TERM INVESTMENTS — 7.56%		$8,295,979
(Cost $8,295,979)

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

1,139,979	Undivided interest of 4.48% in a repurchase agreement (Principal Amount/Value $25,469,000 with a maturity value of $25,469,092) with Household Bank Securities Inc, 0.13%, dated 3/31/11, to be repurchased at $1,139,979 on 4/1/11, collateralized by various U.S. Government or agency securities, 0.00% - 4.13%, 1/12/12 - 10/3/22, with a value of $25,978,645.	1,139,979

2,813,948	Undivided interest of 11.03% in a repurchase agreement (Principal Amount/Value $25,522,000 with a maturity value of $25,522,106) with BNP Paribas Securities Corp, 0.15%, dated 3/31/11, to be repurchased at $2,813,948 on 4/1/11, collateralized by various U.S. Government or agency securities, 0.00% - 6.21%, 4/6/11 - 6/5/36, with a value of $26,032,492.	2,813,948

845,984	Undivided interest of 3.17% in a repurchase agreement (Principal Amount/Value $26,649,000 with a maturity value of $26,649,089) with Credit Suisse Inc, 0.12%, dated 3/31/11, to be repurchased at $845,984 on 4/1/11, collateralized by U.S. Treasury, 1.25% - 3.63%, 4/15/11 - 1/15/29, with a value of $27,182,003.	845,984

1,283,976	Undivided interest of 5.09% in a repurchase agreement (Principal Amount/Value $25,203,000 with a maturity value of $25,203,105) with Merrill Lynch, Pierce, Fenner & Smith, 0.15%, dated 3/31/11, to be repurchased at $1,283,976 on 4/1/11, collateralized by Ginnie Mae, 2.63% - 9.50%, 5/15/11 - 5/15/52, with a value of $25,707,060.	1,283,976

2,018,963	Undivided interest of 7.70% in a repurchase agreement (Principal Amount/Value $26,233,000 with a maturity value of $26,233,087) with Barclays Capital Inc, 0.12%, dated 3/31/11, to be repurchased at $2,018,963 on 4/1/11, collateralized by U.S. Treasury, 2.50% - 3.00%, 7/15/12 - 7/15/16, with a value of $26,757,662.	2,018,963

TOTAL SECURITIES LENDING COLLATERAL — 7.39%		$8,102,850
(Cost $8,102,850)

TOTAL INVESTMENTS — 106.81%		$117,162,135
(Cost $115,597,290)

OTHER ASSETS & LIABILITIES — (6.81%)		$(7,468,328)

TOTAL NET ASSETS — 100%		$109,693,807

Legend

*	Securities are registered pursuant to Rule 144A and may be deemed restricted for resale.
†	A portion or all of the security is on loan at March 31, 2011.
‡	Security in default on interest payments during the last 12 months. At March 31, 2011, the aggregate market value of the securities was $36,723, representing 0.03% of net assets.
@	Security in bankruptcy at March 31, 2011.
§	Interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2011.
^	For zero coupon bond, the interest rate shown is the effective yield on date of purchase.
††	Non-income Producing Security
~	Illiquid security
^^	Security is fair valued under procedures adopted by the Board of Directors. At March 31, 2011, the aggregate market value of securities trading outside the U.S. was $99,477, representing 0.09% of net assets and whose values were adjusted as a result of significant market movements following the close of local trading.
‡‡	Security in default, some interest payments received during the last 12 months. At March 31, 2011, the aggregate market value of the securities was $270,737, representing 0.25% of net assets.
§§	Security has no market value at March 31, 2011.
REIT	Real Estate Investment Trust

At March 31, 2011, the Portfolio held the following outstanding credit default swaps:

Counterparty	Reference Obligation	Fixed Deal Receive Rate	Implied Credit Spread	Notional Value	Market Value	Upfront Premiums Paid	Expiration Date	Unrealized Appreciation
JP Morgan Securities Inc	Credit Default Swap North American High Yield 16	5.00%	5.00%	$3,000,000	$66,775	$71,667	June 2016	$1,358

As of March 31, 2011, the Portfolio held the following forward foreign currency contracts:

Currency Purchased	Counterparty	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation (Depreciation)

CAD	WES	37,700	USD	38,656	April 2011	$206
EUR	BA	111,100	USD	152,984	April 2011	4,397

EUR	SSB	59,800	USD	82,372	April 2011	2,339
EUR	UBS	188,200	USD	259,187	April 2011	7,412
EUR	WES	10,700	USD	14,734	April 2011	423
USD	WES	102,691	AUD	101,600	April 2011	(2,154)
USD	BA	35,867	CAD	35,000	April 2011	(212)
USD	CGM	412,037	EUR	299,200	April 2011	(11,801)
USD	DB	212,875	EUR	154,600	April 2011	(6,127)
USD	CS	25,744	EUR	18,700	April 2011	(746)
USD	GS	226,813	EUR	164,700	April 2011	(6,496)
USD	HSB	119,556	EUR	86,800	April 2011	(3,403)
USD	JPM	63,762	EUR	46,300	April 2011	(1,825)

					Net Depreciation	$(17,987)

Currency Abbreviations:

AUD	Australian Dollar
EUR	Euro Dollar
CAD	Canadian Dollar
USD	US Dollar

Counterparty Abbreviations:

BA	Bank of America Corp
CGM	Citigroup Global Markets
CS	Credit Suisse Group AG
DB	Deutsche Bank
GS	Goldman Sachs
HSB	HSBC Bank USA, N.A.
JPM	JP Morgan Chase & Co.
SSB	State Street Bank & Trust
UBS	UBS AG

Management determines the Portfolio’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total net assets. These industry classifications are unaudited.

See notes following Schedule of Investments.

MAXIM SERIES FUND, INC.

MAXIM PUTNAM HIGH YIELD BOND PORTFOLIO

NOTES TO SCHEDULE OF INVESTMENTS

MARCH 31, 2011

UNAUDITED

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty portfolios. Interests in the Maxim Putnam High Yield Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. Effective August 3, 2009, the Maxim High Yield Portfolio’s name changed to Maxim Putnam High Yield Portfolio. The investment objective of the Portfolio is to seek to obtain high current income with capital appreciation as a secondary objective when consistent with the primary objective. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are series of the fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Fixed Income:
Corporate Bonds and Notes; Government and Government Agency Bonds and Notes (Domestic and Foreign)	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Equity Investments:
Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and US and foreign news sources.

Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Derivative Investments:
Forward Foreign Currency Contracts	Reported trades, swap curves, currency volatility, net present value of cash flows and news sources.

Stock Warrants	Close price, bids, evaluated bids.

Swaps	Reported trades, credit spreads, recovery rates, restructuring, net present value of cashflows and news sources.

Short-term Investments:	Amortized cost.

Securities Lending Collateral:	Matures next day and therefore priced at par.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of March 31, 2011, the inputs used to value the Portfolio’s investments are detailed in the following table. At no point during the period did the Portfolio hold securities valued with Level 3 inputs. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the period.

Description*	Level 1		Level 2			Level 3		Total
Assets	$		$			$		$
Fixed Income:
Corporate Bonds and Notes		-		95,403,262			-		95,403,262
Equity Investments:
Domestic Common Stock		2,736,972		238,770			-		2,975,742
Foreign Common Stock		159,752		99,477	**		-		259,229
Preferred Stock		569,285		1,529,991			-		2,099,276
Derivative Investments:
Forward Foreign Currency Contracts		-		14,777			-		14,777
Swaps		-		66,775			-		66,775
Stock Warrants		25,797		-			-		25,797
Short-term Investments and Securities Lending Collateral		-		16,398,829			-		16,398,829

Total Assets		3,491,806		113,751,881			0		117,243,687

Liabilities
Derivative Investments:
Forward Foreign Currency Contracts		-		32,764			-		32,764

Total Liabilities		0		32,764			0		32,764

Total		$3,491,806		113,719,117			0		117,210,923

*Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

** Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $99,477 of investments securities were classified as a Level 2 instead of Level 1.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities.

The Portfolio invests in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

Restricted and Illiquid Securities

The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at March 31, 2011 were $32,346,892, $33,555,743 and 30.59%, respectively.

The Portfolio may own certain investment securities that have been deemed illiquid because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term. Aggregate cost, fair value and percent of net assets of these illiquid securities held at March 31, 2011 were $11,504,185, $12,082,089 and 11.01%, respectively.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Forward Currency Transactions

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. Upon closing of such contract there is a gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

In a credit default swap, the Portfolio provides credit protection on the referenced obligation of the credit default swap. A sale in a credit default swap provides upon the occurrence of a credit event, as defined in the swap agreement, for the Portfolio to sell to the counterparty at the notional amount and deliver the principal amount of the referenced obligation. If a credit event occurs, the maximum payout amount for a sale contract is limited to the notional amount of the swap contract. During the term of the swap agreement, the Portfolio receives semi annual fixed payments from the respective counterparty.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold is determined on a specific lot selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and distributes substantially all of its net taxable income and net capital gains each year. The Portfolio is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

The Portfolio is not subject to examination by U.S. federal tax authorities for tax years before 2007, or state tax authorities for tax years before 2006.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), net capital losses recognized after December 31, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

2.	UNREALIZED APPRECIATION (DEPRECIATION)

At March 31, 2011, the U.S. Federal income tax cost basis was $115,656,617. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $5,023,254 and gross depreciation of securities in which there was an excess of tax cost over value of $3,517,736 resulting in net appreciation of $1,505,518.

3.	DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio captures potential returns from changes in international exchange rates or reduces the risk of undesired currency exposure by entering into currency forward contracts. The Portfolio uses forward foreign currency contracts when it is determined that it is more cost or tax efficient to use derivative instruments rather than investing directly in the underlying bond or currency market.

The Portfolio enters into credit default swaps as a seller of protection to take a synthetic long position in the underlying bond or bonds which provide credit protection to the buyer on the referenced obligations. Credit default swaps involve greater risks than if the Portfolio had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. As a seller of credit protection, if a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the underlying securities comprising the referenced index or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index. The value of the referenced obligation delivered by the Portfolio coupled with periodic payments previously received may be less than the maximum payout amount it pays to the buyer, resulting in a loss to the Portfolio.

4.	SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested in securities approved by the Board of Directors. As of March 31, 2011 the Portfolio had securities on loan valued at $7,900,390 and received collateral of $8,102,850 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The Portfolio also continues to receive interest or dividends on the securities loaned. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

MAXIM SERIES FUND, INC.

MAXIM S&P 500® INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2011

UNAUDITED

COMMON STOCK

Shares		Value ($)

Aerospace & Defense — 2.63%
58,280	Boeing Co	4,308,640
29,856	General Dynamics Corp	2,285,775
10,000	Goodrich Corp	855,300
62,052	Honeywell International Inc	3,705,125
14,301	ITT Corp	858,775
9,012	L-3 Communications Holdings Inc	705,730
22,791	Lockheed Martin Corp	1,832,396
23,323	Northrop Grumman Corp	1,462,585
11,297	Precision Castparts Corp	1,662,693
28,594	Raytheon Co	1,454,577
12,255	Rockwell Collins Inc	794,492
73,491	United Technologies Corp	6,221,013
		$26,147,101

Agriculture — 0.18%
49,823	Archer-Daniels-Midland Co	1,794,126
		$1,794,126

Air Freight — 1.00%
12,897	CH Robinson Worldwide Inc	956,054
16,577	Expeditors International of Washington Inc	831,171
24,938	FedEx Corp	2,332,950
78,372	United Parcel Service Inc Class B	5,824,607
		$9,944,782

Airlines — 0.07%
58,005	Southwest Airlines Co	732,603
		$732,603

Auto Parts & Equipment — 0.25%
19,190	Goodyear Tire & Rubber Co *	287,466
53,450	Johnson Controls Inc	2,221,917
		$2,509,383

Automobiles — 0.53%
299,434	Ford Motor Co *	4,464,561
18,410	Harley-Davidson Inc	782,241
		$5,246,802

Banks — 2.77%
55,062	BB&T Corp	1,511,452

13,516	Comerica Inc	496,308
72,549	Fifth Third Bancorp	1,006,980
20,454	First Horizon National Corp	229,289
67,716	Huntington Bancshares Inc	449,634
68,652	KeyCorp	609,630
9,405	M&T Bank Corp	832,060
42,937	Marshall & Ilsley Corp	343,067
41,645	PNC Financial Services Group Inc	2,623,219
97,857	Regions Financial Corp	710,442
39,782	SunTrust Banks Inc	1,147,313
151,777	US Bancorp	4,011,466
417,310	Wells Fargo & Co ~	13,228,727
13,839	Zions Bancorp	319,127
		$27,518,714

Biotechnology — 1.57%
74,762	Amgen Inc *	3,996,029
18,829	Biogen Idec Inc *	1,381,860
36,469	Celgene Corp *	2,098,062
5,965	Cephalon Inc *	452,028
20,636	Genzyme Corp *	1,571,431
63,134	Gilead Sciences Inc *	2,679,407
14,649	Life Technologies Corp *	767,901
9,523	PerkinElmer Inc	250,169
31,795	Thermo Fisher Scientific Inc *	1,766,212
6,990	Waters Corp *	607,431
		$15,570,530

Broadcast/Media — 3.03%
18,052	Cablevision Systems Corp NY Group	624,780
54,260	CBS Corp Class B	1,358,670
220,206	Comcast Corp Class A	5,443,492
62,982	DIRECTV Class A *	2,947,558
22,195	Discovery Communications Inc Class A *	885,580
38,831	Interpublic Group of Cos Inc	488,106
180,694	News Corp Class A	3,172,987
22,604	Omnicom Group Inc	1,108,952
7,157	Scripps Networks Interactive Inc	358,494
27,277	Time Warner Cable Inc	1,945,941
86,727	Time Warner Inc	3,096,154
48,248	Viacom Inc Class B	2,244,497
150,375	Walt Disney Co	6,479,659
		$30,154,870

Building Materials — 0.04%
29,138	Masco Corp	405,601
		$405,601

Chemicals — 2.00%
16,885	Air Products & Chemicals Inc	1,522,689
5,821	Airgas Inc	386,631
5,547	CF Industries Holdings Inc	758,774
91,905	Dow Chemical Co	3,469,414
5,735	Eastman Chemical Co	569,600
18,137	Ecolab Inc	925,350
72,944	EI du Pont de Nemours & Co	4,009,732

5,611	FMC Corp	476,542
6,339	International Flavors & Fragrances Inc	394,920
42,823	Monsanto Co	3,094,390
12,919	PPG Industries Inc	1,230,018
24,264	Praxair Inc	2,465,222
9,478	Sigma-Aldrich Corp	603,180
		$19,906,462

Communications - Equipment — 2.00%
438,910	Cisco Systems Inc	7,527,306
6,356	F5 Networks Inc *	651,935
10,427	Harris Corp	517,179
18,239	JDS Uniphase Corp *	380,101
42,279	Juniper Networks Inc *	1,779,100
23,162	Motorola Mobility Holdings Inc *	565,153
26,470	Motorola Solutions Inc *	1,182,944
130,167	QUALCOMM Inc	7,137,057
29,850	Tellabs Inc	156,414
		$19,897,189

Computer Hardware & Systems — 4.29%
72,991	Apple Inc * ~	25,433,714
133,364	Dell Inc *	1,935,112
163,741	EMC Corp *	4,347,324
172,428	Hewlett-Packard Co	7,064,375
6,316	Lexmark International Inc Class A *	233,945
29,052	NetApp Inc *	1,399,725
18,615	SanDisk Corp *	857,965
13,504	Teradata Corp *	684,653
18,221	Western Digital Corp *	679,461
		$42,636,274

Computer Software & Services — 5.25%
40,245	Adobe Systems Inc *	1,334,524
14,147	Akamai Technologies Inc *	537,586
17,908	Autodesk Inc *	789,922
14,376	BMC Software Inc *	715,062
30,931	CA Inc	747,912
14,878	Citrix Systems Inc *	1,092,938
17,825	Compuware Corp *	205,879
91,512	eBay Inc *	2,840,532
25,920	Electronic Arts Inc *	506,218
19,865	Google Inc Class A * ~	11,645,062
22,092	Intuit Inc *	1,173,085
586,105	Microsoft Corp ~	14,863,623
28,611	Novell Inc *	169,663
308,132	Oracle Corp ~	10,282,365
15,176	Red Hat Inc *	688,839
9,300	Salesforce.com Inc *	1,242,294
62,032	Symantec Corp *	1,150,073
13,882	VeriSign Inc	502,667
103,262	Yahoo! Inc *	1,719,312
		$52,207,556

Conglomerates — 2.45%
56,425	3M Co	5,275,738

841,666	General Electric Co ~	16,875,403
21,007	Textron Inc	575,382
37,600	Tyco International Ltd	1,683,352
		$24,409,875

Containers — 0.15%
14,558	Ball Corp	521,904
8,465	Bemis Co Inc	277,737
12,230	Owens-Illinois Inc *	369,224
12,420	Sealed Air Corp	331,117
		$1,499,982

Cosmetics & Personal Care — 0.28%
34,125	Avon Products Inc	922,740
9,129	Estee Lauder Cos Inc Class A	879,671
16,295	Mead Johnson Nutrition Co	943,969
		$2,746,380

Distributors — 0.21%
11,372	Fastenal Co †	737,247
12,692	Genuine Parts Co	680,799
4,656	WW Grainger Inc	641,038
		$2,059,084

Electric Companies — 1.62%
38,083	American Electric Power Co Inc	1,338,237
104,608	Duke Energy Corp	1,898,635
25,327	Edison International	926,715
14,847	Entergy Corp	997,867
52,394	Exelon Corp	2,160,728
32,452	FirstEnergy Corp	1,203,645
32,990	NextEra Energy Inc	1,818,409
13,902	Northeast Utilities	481,009
17,351	Pepco Holdings Inc	323,596
8,601	Pinnacle West Capital Corp	368,037
38,196	PPL Corp	966,359
23,159	Progress Energy Inc	1,068,556
66,883	Southern Co	2,548,911
		$16,100,704

Electronic Instruments & Equipment — 1.09%
27,606	Agilent Technologies Inc *	1,236,197
13,858	Amphenol Corp Class A	753,737
123,796	Corning Inc	2,553,911
59,583	Emerson Electric Co	3,481,435
4,161	First Solar Inc * †	669,255
12,224	FLIR Systems Inc	423,073
11,117	Rockwell Automation Inc	1,052,224
7,499	Roper Industries Inc	648,363
		$10,818,195

Electronics - Semiconductor — 2.31%
43,665	Advanced Micro Devices Inc *	375,519
25,236	Altera Corp	1,110,889
23,802	Analog Devices Inc	937,323

106,223	Applied Materials Inc	1,659,203
37,569	Broadcom Corp Class A	1,479,467
435,109	Intel Corp	8,776,148
13,435	KLA-Tencor Corp	636,416
17,506	Linear Technology Corp	588,727
51,042	LSI Corp *	347,086
17,470	MEMC Electronic Materials Inc *	226,411
14,260	Microchip Technology Inc †	542,022
69,076	Micron Technology Inc *	791,611
19,099	National Semiconductor Corp	273,880
7,774	Novellus Systems Inc *	288,649
45,777	NVIDIA Corp *	845,043
14,415	Teradyne Inc *	256,731
92,932	Texas Instruments Inc	3,211,730
20,411	Xilinx Inc	669,481
		$23,016,336

Engineering & Construction — 0.24%
13,927	Fluor Corp	1,025,863
9,916	Jacobs Engineering Group Inc *	509,980
16,273	Quanta Services Inc *	365,003
9,808	Vulcan Materials Co †	447,245
		$2,348,091

Financial Services — 5.04%
801,690	Bank of America Corp ~	10,686,528
98,244	Bank of New York Mellon Corp	2,934,548
2,301,417	Citigroup Inc * ~	10,172,263
5,338	CME Group Inc	1,609,674
7,638	Federated Investors Inc Class B †	204,317
11,461	Franklin Resources Inc	1,433,542
5,949	IntercontinentalExchange Inc *	734,939
37,322	Invesco Ltd	953,950
13,703	Janus Capital Group Inc	170,876
315,557	JPMorgan Chase & Co ~	14,547,178
12,629	Legg Mason Inc	455,781
15,948	Leucadia National Corp	598,688
15,740	Moody’s Corp	533,743
11,620	NASDAQ OMX Group Inc *	300,261
18,800	Northern Trust Corp	954,100
20,354	NYSE Euronext	715,850
39,837	State Street Corp	1,790,275
20,399	T Rowe Price Group Inc	1,354,902
		$50,151,415

Food & Beverages — 5.14%
8,458	Brown-Forman Corp Class B	577,681
14,945	Campbell Soup Co †	494,829
181,879	Coca-Cola Co ~	12,067,672
26,468	Coca-Cola Enterprises Inc	722,576
33,954	ConAgra Foods Inc	806,408
14,220	Constellation Brands Inc Class A *	288,382
34,801	Costco Wholesale Corp	2,551,609
13,009	Dean Foods Co *	130,090
18,722	Dr Pepper Snapple Group Inc	695,710
50,939	General Mills Inc	1,861,820
12,037	Hershey Co	654,211
25,310	HJ Heinz Co	1,235,634

10,408	Hormel Foods Corp	289,759
9,297	JM Smucker Co	663,713
20,132	Kellogg Co	1,086,725
138,019	Kraft Foods Inc Class A	4,328,276
50,158	Kroger Co	1,202,287
10,203	McCormick & Co Inc	488,010
12,314	Molson Coors Brewing Co Class B	577,403
125,780	PepsiCo Inc	8,101,490
29,685	Safeway Inc	698,785
51,494	Sara Lee Corp	909,899
15,251	SUPERVALU Inc	136,191
45,868	Sysco Corp	1,270,544
23,442	Tyson Foods Inc Class A	449,852
155,063	Wal-Mart Stores Inc	8,071,029
11,498	Whole Foods Market Inc	757,718
		$51,118,303

Gold, Metals & Mining — 1.14%
9,206	AK Steel Holding Corp	145,271
83,921	Alcoa Inc	1,481,206
7,585	Allegheny Technologies Inc	513,656
10,680	Cliffs Natural Resources Inc	1,049,630
74,508	Freeport-McMoRan Copper & Gold Inc	4,138,919
39,016	Newmont Mining Corp	2,129,493
25,124	Nucor Corp	1,156,207
7,197	Titanium Metals Corp *	133,720
11,575	United States Steel Corp	624,356
		$11,372,458

Health Care Related — 2.06%
30,597	Aetna Inc	1,145,246
21,305	AmerisourceBergen Corp	842,826
28,085	Cardinal Health Inc	1,155,136
5,478	Cerner Corp *	609,154
21,118	CIGNA Corp	935,105
11,719	Coventry Health Care Inc *	373,719
8,093	DaVita Inc *	692,032
42,404	Express Scripts Inc *	2,358,086
13,252	Humana Inc *	926,845
8,258	Laboratory Corp of America Holdings *	760,809
20,561	McKesson Corp	1,625,347
32,128	Medco Health Solutions Inc *	1,804,308
7,969	Patterson Cos Inc	256,522
12,261	Quest Diagnostics Inc	707,705
37,389	Tenet Healthcare Corp *	278,548
87,073	UnitedHealth Group Inc	3,935,700
29,825	WellPoint Inc	2,081,487
		$20,488,575

Homebuilding — 0.07%
22,954	DR Horton Inc	267,414
11,987	Lennar Corp Class A †	217,205
25,981	Pulte Group Inc *	192,259
		$676,878

Hotels/Motels — 0.35%
34,534	Carnival Corp	1,324,724
22,910	Marriott International Inc Class A	815,138
15,161	Starwood Hotels & Resorts Worldwide Inc	881,157
13,897	Wyndham Worldwide Corp	442,064
		$3,463,083

Household Goods — 2.30%
10,748	Clorox Co	753,112
39,075	Colgate-Palmolive Co	3,155,697
11,887	Fortune Brands Inc	735,687
5,422	Harman International Industries Inc	253,858
32,031	Kimberly-Clark Corp	2,090,663
11,892	Leggett & Platt Inc	291,354
22,784	Newell Rubbermaid Inc	435,858
221,864	Procter & Gamble Co ~	13,666,822
13,188	Stanley Black & Decker Inc	1,010,201
5,881	Whirlpool Corp	502,002
		$22,895,254

Independent Power Producer — 0.16%
52,124	AES Corp *	677,612
15,760	Constellation Energy Group Inc	490,609
20,419	NRG Energy Inc *	439,825
		$1,608,046

Insurance Related — 3.71%
26,900	ACE Ltd	1,740,430
37,335	Aflac Inc	1,970,541
42,746	Allstate Corp	1,358,468
11,256	American International Group Inc * †	395,536
25,921	Aon Corp	1,372,776
8,274	Assurant Inc	318,632
137,107	Berkshire Hathaway Inc Class B * ~	11,466,258
23,473	Chubb Corp	1,439,130
12,578	Cincinnati Financial Corp	412,558
39,481	Genworth Financial Inc *	531,414
35,432	Hartford Financial Services Group Inc	954,184
25,441	Lincoln National Corp	764,248
24,780	Loews Corp	1,067,770
43,165	Marsh & McLennan Cos Inc	1,286,749
83,272	MetLife Inc	3,724,756
24,935	Principal Financial Group Inc	800,663
52,036	Progressive Corp	1,099,521
38,310	Prudential Financial Inc	2,359,130
6,543	Torchmark Corp	434,979
34,365	Travelers Cos Inc	2,044,030
25,930	Unum Group	680,662
26,694	XL Group PLC	656,672
		$36,879,107

Investment Bank/Brokerage Firm — 1.28%
19,848	Ameriprise Financial Inc	1,212,316
78,822	Charles Schwab Corp	1,421,160
17,225	E*Trade Financial Corp *	269,227
41,217	Goldman Sachs Group Inc	6,531,658

122,312	Morgan Stanley	3,341,564
		$12,775,925

Leisure & Entertainment — 0.24%
11,274	Hasbro Inc	528,074
23,631	International Game Technology	383,531
28,402	Mattel Inc	708,062
5,817	Wynn Resorts Ltd	740,213
		$2,359,880

Machinery — 2.37%
50,576	Caterpillar Inc	5,631,638
15,553	Cummins Inc	1,704,920
42,461	Danaher Corp	2,203,726
33,585	Deere & Co	3,254,051
14,546	Dover Corp	956,254
26,698	Eaton Corp	1,480,137
4,428	Flowserve Corp	570,326
39,925	Illinois Tool Works Inc	2,144,771
26,000	Ingersoll-Rand PLC	1,256,060
8,158	Joy Global	806,092
28,958	PACCAR Inc	1,515,951
9,285	Pall Corp	534,909
12,531	Parker Hannifin Corp	1,186,435
4,683	Snap-on Inc	281,261
		$23,526,531

Manufacturing — 0.06%
16,158	Jabil Circuit Inc	330,108
11,328	Molex Inc	284,559
		$614,667

Medical Products — 1.91%
46,324	Baxter International Inc	2,490,842
18,092	Becton Dickinson & Co	1,440,485
118,179	Boston Scientific Corp *	849,707
17,493	CareFusion Corp *	493,303
39,600	Covidien PLC	2,056,824
6,788	CR Bard Inc	674,116
10,973	DENTSPLY International Inc	405,891
9,091	Edwards Lifesciences Corp *	790,917
13,352	Hospira Inc *	737,031
3,133	Intuitive Surgical Inc *	1,044,730
85,533	Medtronic Inc	3,365,724
26,093	St Jude Medical Inc	1,337,527
27,124	Stryker Corp	1,649,139
9,783	Varian Medical Systems Inc *	661,722
15,744	Zimmer Holdings Inc *	952,984
		$18,950,942

Miscellaneous — 0.11%
10,270	Cintas Corp	310,873
3,753	Dun & Bradstreet Corp	301,141
15,552	Iron Mountain Inc	485,689
		$1,097,703

Office Equipment & Supplies — 0.19%
8,138	Avery Dennison Corp	341,471
16,480	Pitney Bowes Inc	423,371
109,996	Xerox Corp	1,171,457
		$1,936,299

Oil & Gas — 12.74%
39,234	Anadarko Petroleum Corp	3,214,049
30,143	Apache Corp	3,946,322
34,242	Baker Hughes Inc	2,514,390
8,164	Cabot Oil & Gas Corp	432,447
19,321	Cameron International Corp *	1,103,229
52,038	Chesapeake Energy Corp	1,744,314
158,928	Chevron Corp ~	17,073,635
113,350	ConocoPhillips	9,052,131
18,139	Consol Energy Inc	972,795
31,208	Denbury Resources Inc *	761,475
33,889	Devon Energy Corp	3,109,994
5,446	Diamond Offshore Drilling Inc †	423,154
54,837	El Paso Corp	987,066
21,218	EOG Resources Inc	2,514,545
11,412	EQT Corp	569,459
392,986	Exxon Mobil Corp	33,061,912
9,470	FMC Technologies Inc *	894,726
72,191	Halliburton Co	3,597,999
8,351	Helmerich & Payne Inc	573,630
23,756	Hess Corp	2,024,249
56,297	Marathon Oil Corp	3,001,193
8,004	Massey Energy Co †	547,153
15,277	Murphy Oil Corp	1,121,637
21,901	Nabors Industries Ltd *	665,352
33,286	National-Oilwell Varco Inc	2,638,581
10,579	Newfield Exploration Co *	804,110
20,214	Noble Corp	922,163
13,910	Noble Energy Inc	1,344,402
64,263	Occidental Petroleum Corp	6,714,841
21,421	Peabody Energy Corp	1,541,455
9,180	Pioneer Natural Resources Co	935,626
13,831	QEP Resources Inc	560,709
12,479	Range Resources Corp	729,522
9,896	Rowan Cos Inc *	437,205
108,061	Schlumberger Ltd ~	10,077,769
27,578	Southwestern Energy Co *	1,185,027
51,535	Spectra Energy Corp	1,400,721
9,150	Sunoco Inc	417,149
11,677	Tesoro Corp *	313,294
44,920	Valero Energy Corp	1,339,514
46,590	Williams Cos Inc	1,452,676
		$126,721,620

Paper & Forest Products — 0.25%
34,869	International Paper Co	1,052,346
13,599	MeadWestvaco Corp	412,458
42,994	Weyerhaeuser Co	1,057,652
		$2,522,456

Personal Loans — 0.73%
82,869	American Express Co	3,745,679
36,278	Capital One Financial Corp	1,885,005
42,382	Discover Financial Services	1,022,254
41,428	SLM Corp *	633,848
		$7,286,786

Pharmaceuticals — 5.03%
122,120	Abbott Laboratories	5,989,986
24,406	Allergan Inc	1,733,314
135,733	Bristol-Myers Squibb Co	3,587,423
80,372	Eli Lilly & Co	2,826,683
22,296	Forest Laboratories Inc *	720,161
216,823	Johnson & Johnson ~	12,846,763
244,164	Merck & Co Inc	8,059,854
34,340	Mylan Inc *	778,488
635,382	Pfizer Inc ~	12,904,608
9,829	Watson Pharmaceuticals Inc *	550,522
		$49,997,802

Pollution Control — 0.28%
24,661	Republic Services Inc	740,816
6,511	Stericycle Inc *	577,330
37,928	Waste Management Inc	1,416,232
		$2,734,378

Printing & Publishing — 0.18%
19,134	Gannett Co Inc	291,411
24,527	McGraw-Hill Cos Inc	966,364
16,831	RR Donnelley & Sons Co	318,442
428	Washington Post Co Class B †	187,276
		$1,763,493

Railroads — 0.82%
29,411	CSX Corp	2,311,705
28,289	Norfolk Southern Corp	1,959,579
39,391	Union Pacific Corp	3,873,317
		$8,144,601

Real Estate — 1.43%
9,459	Apartment Investment & Management Co Class A REIT	240,921
6,796	AvalonBay Communities Inc REIT	816,064
11,095	Boston Properties Inc REIT	1,052,361
22,353	CB Richard Ellis Group Inc Class A *	596,825
23,211	Equity Residential REIT	1,309,332
28,801	HCP Inc REIT	1,092,710
13,868	Health Care Inc REIT	727,238
52,525	Host Hotels & Resorts Inc REIT	924,965
31,141	Kimco Realty Corp REIT	571,126
13,022	Plum Creek Timber Co Inc REIT	567,889
44,640	ProLogis REIT	713,347
11,092	Public Storage REIT	1,230,214
23,488	Simon Property Group Inc REIT	2,516,974
12,822	Ventas Inc REIT	696,235
12,902	Vornado Realty Trust REIT	1,128,925
		$14,185,126

Restaurants — 1.10%
10,784	Darden Restaurants Inc	529,818
82,735	McDonald’s Corp	6,295,306
58,985	Starbucks Corp	2,179,496
37,057	Yum! Brands Inc	1,903,988
		$10,908,608

Retail — 4.09%
7,069	Abercrombie & Fitch Co	414,950
28,205	Amazon.com Inc *	5,080,567
5,123	AutoNation Inc * †	181,200
2,278	AutoZone Inc *	623,170
20,480	Bed Bath & Beyond Inc *	988,570
26,075	Best Buy Co Inc	748,874
5,848	Big Lots Inc *	253,979
17,206	CarMax Inc *	552,313
108,277	CVS Caremark Corp	3,716,067
16,765	Expedia Inc	379,895
10,025	Family Dollar Stores Inc	514,483
12,286	GameStop Corp Class A * †	276,681
35,126	Gap Inc	795,955
129,689	Home Depot Inc	4,806,274
19,046	JC Penney Co Inc	683,942
23,256	Kohl’s Corp	1,233,498
21,051	Limited Brands Inc	692,157
111,167	Lowe’s Cos Inc	2,938,144
32,888	Macy’s Inc	797,863
3,458	Netflix Inc *	820,687
13,034	Nordstrom Inc	584,966
11,099	O’Reilly Automotive Inc *	637,748
3,845	priceline.com Inc *	1,947,262
8,870	RadioShack Corp	133,139
9,176	Ross Stores Inc	652,597
3,477	Sears Holdings Corp * †	287,374
7,060	Sherwin-Williams Co	592,969
58,051	Staples Inc	1,127,350
56,044	Target Corp	2,802,760
9,778	Tiffany & Co	600,760
31,601	TJX Cos Inc	1,571,518
10,344	Urban Outfitters Inc *	308,561
73,392	Walgreen Co	2,945,955
		$40,692,228

Savings & Loans — 0.08%
40,618	Hudson City Bancorp Inc	393,182
28,781	People’s United Financial Inc	362,065
		$755,247

Shoes — 0.23%
30,614	NIKE Inc Class B	2,317,480
		$2,317,480

Specialized Services — 3.11%
10,229	Apollo Group Inc Class A *	426,652
38,934	Automatic Data Processing Inc	1,997,314

23,892	Cognizant Technology Solutions Corp Class A *	1,944,809
12,051	Computer Sciences Corp	587,245
4,836	DeVry Inc	266,319
10,068	Equifax Inc	391,142
20,539	Fidelity National Information Services Inc	671,420
12,052	Fiserv Inc *	755,901
24,700	H&R Block Inc †	413,478
96,667	International Business Machines Corp ~	15,763,488
7,684	Mastercard Inc Class A	1,934,217
8,756	Monster Worldwide Inc * †	139,220
25,064	Paychex Inc	786,007
10,926	Robert Half International Inc	334,336
22,458	SAIC Inc *	379,989
15,221	Total System Services Inc	274,282
38,571	Visa Inc Class A	2,839,597
51,207	Western Union Co	1,063,569
		$30,968,985

Telephone & Telecommunications — 2.93%
31,262	American Tower Corp Class A *	1,619,997
468,268	AT&T Inc ~	14,329,001
24,010	CenturyTel Inc	997,615
79,671	Frontier Communications Corp	654,896
21,354	MetroPCS Communications Inc *	346,789
137,397	Qwest Communications International Inc	938,421
237,412	Sprint Nextel Corp *	1,101,592
223,537	Verizon Communications Inc	8,615,116
39,602	Windstream Corp †	509,678
		$29,113,105

Textiles — 0.25%
23,673	Coach Inc	1,231,943
5,057	Polo Ralph Lauren Corp	625,298
6,592	VF Corp	649,510
		$2,506,751

Tobacco — 1.58%
164,952	Altria Group Inc	4,293,700
11,868	Lorillard Inc	1,127,579
142,482	Philip Morris International Inc ~	9,351,094
26,313	Reynolds American Inc	934,901
		$15,707,274

Transportation — 0.02%
3,732	Ryder System Inc	188,839
		$188,839

Utilities — 1.28%
18,300	Ameren Corp	513,681
34,008	CenterPoint Energy Inc	597,180
19,735	CMS Energy Corp	387,595
23,043	Consolidated Edison Inc	1,168,741
46,114	Dominion Resources Inc	2,061,296
13,562	DTE Energy Co	663,996
5,967	Integrys Energy Group Inc	301,393
3,709	Nicor Inc	199,173

21,406	NiSource Inc	410,567
8,418	Oneok Inc	562,996
31,037	PG&E Corp	1,371,215
40,204	Public Service Enterprise Group Inc	1,266,828
8,753	SCANA Corp	344,606
19,709	Sempra Energy	1,054,431
16,706	TECO Energy Inc	313,405
18,256	Wisconsin Energy Corp	556,808
38,053	Xcel Energy Inc	909,086
		$12,682,997

TOTAL COMMON STOCK — 96.22% (Cost $819,471,414)		$956,783,482

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)
9,440,000	Federal Home Loan Bank 0.01% April 12, 2011	9,439,971
25,371,000	Federal Home Loan Bank 0.00% April 1, 2011	25,371,000
2,780,000	United States of America T-Bill 0.07% June 16, 2011	2,779,605

TOTAL SHORT-TERM INVESTMENTS — 3.78% (Cost $37,590,576)		$37,590,576

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)
626,006	Undivided interest of 2.46% in a repurchase agreement (Principal Amount/Value $25,469,000 with a maturity value of $25,469,092) with Household Bank Securities Inc, 0.13%, dated 3/31/11, to be repurchased at $626,006 on 4/1/11, collateralized by various U.S. Government or agency securities, 0.00% - 4.13%, 1/12/12 - 10/3/22, with a value of $25,978,645.	626,006

1,079,010	Undivided interest of 4.23% in a repurchase agreement (Principal Amount/Value $25,522,000 with a maturity value of $25,522,106) with BNP Paribas Securities Corp, 0.15%, dated 3/31/11, to be repurchased at $1,079,010 on 4/1/11, collateralized by various U.S. Government or agency securities, 0.00% - 6.21%, 4/6/11 - 6/5/36, with a value of $26,032,492.	1,079,010

1,938,018	Undivided interest of 7.27% in a repurchase agreement (Principal Amount/Value $26,649,000 with a maturity value of $26,649,089) with Credit Suisse Inc, 0.12%, dated 3/31/11, to be repurchased at $1,938,018 on 4/1/11, collateralized by U.S. Treasury, 1.25% - 3.63%, 4/15/11 - 1/15/29, with a value of $27,182,003.	1,938,018

1,334,013	Undivided interest of 5.29% in a repurchase agreement (Principal Amount/Value $25,203,000 with a maturity value of $25,203,105) with Merrill Lynch, Pierce, Fenner & Smith, 0.15%, dated 3/31/11, to be repurchased at $1,334,013 on 4/1/11, collateralized by Ginnie Mae, 2.63% - 9.50%, 5/15/11 - 5/15/52, with a value of $25,707,060.	1,334,013

1,300,012	Undivided interest of 4.96% in a repurchase agreement (Principal Amount/Value $26,233,000 with a maturity value of $26,233,087) with Barclays Capital Inc, 0.12%, dated 3/31/11, to be repurchased at $1,300,012 on 4/1/11, collateralized by U.S. Treasury, 2.50% - 3.00%, 7/15/12 - 7/15/16, with a value of $26,757,662.	1,300,012

TOTAL SECURITIES LENDING COLLATERAL — 0.63% (Cost $6,277,059)		$6,277,059

TOTAL INVESTMENTS —100.63% (Cost $863,339,049)		$1,000,651,117

OTHER ASSETS & LIABILITIES — (0.63%)		$(6,278,181)

TOTAL NET ASSETS — 100%		$994,372,936

Legend

*	Non-income Producing Security
†	A portion or all of the security is on loan at March 31, 2011.
~	Security pledged as collateral to ensure the Portfolio is able to satisfy the obligation of its outstanding futures contracts.
REIT	Real Estate Investment Trust

At March 31, 2011, the Portfolio had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
S&P 500® Emini Long Futures	575	$37,978,750	June 2011	$329,323

Management determines the Portfolio’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total net assets. These industry classifications are unaudited.

See notes following Schedule of Investments.

MAXIM SERIES FUND, INC.

MAXIM S&P 500® INDEX PORTFOLIO

NOTES TO SCHEDULE OF INVESTMENTS

MARCH 31, 2011

UNAUDITED

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty portfolios. Interests in the Maxim S&P 500® Index Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s 500 Composite Stock Price Index. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are series of the fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and US and foreign news sources.

Derivative Investments:
Futures Contracts	Exchange traded close price.

Short-term Investments:	Amortized cost.

Securities Lending Collateral:	Matures next day and therefore priced at par.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 — Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 — Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 — Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of March 31, 2011, the inputs used to value the Portfolio’s investments are detailed in the following table. At no point during the period did the Portfolio hold securities valued with Level 3 inputs. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the period.

Description*	Level 1	Level 2	Level 3	Total
Assets	$	$	$	$
Equity Investments:
Domestic Common Stock	947,802,628	-	-	947,802,628
Foreign Common Stock	8,980,854	-	-	8,980,854
Derivative Investments:
Futures Contracts Variation Margin	129,414	-	-	129,414
Short-term Investments and Securities Lending Collateral	-	43,867,635	-	43,867,635

Total	$956,912,896	$43,867,635	$0	$1,000,780,531

*Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Financial Futures Contracts

Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. When the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment advisor has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios in Maxim Series Fund, Inc., may invest in repurchase agreement transactions that are jointly collateralized by various U.S. Treasury or Agency obligations.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold is determined on a specific lot selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and distributes substantially all of its net taxable income and net capital gains each year. The Portfolio is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

The Portfolio is not subject to examination by U.S. federal tax authorities for tax years before 2007, or state tax authorities for tax years before 2006.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), net capital losses recognized after December 31, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

2.	UNREALIZED APPRECIATION (DEPRECIATION)

At March 31, 2011, the U.S. Federal income tax cost basis was $869,701,641. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $215,532,862 and gross depreciation of securities in which there was an excess of tax cost over value of $84,583,386 resulting in net appreciation of $130,949,476.

3.	DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio uses futures contracts in order for the Portfolio to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the clearinghouse will fail to perform its obligations.

4.	SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested in securities approved by the Board of Directors. As of March 31, 2011 the Portfolio had securities on loan valued at $6,125,675 and received collateral of $6,277,059 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The Portfolio also continues to receive interest or dividends on the securities loaned. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

MAXIM SERIES FUND, INC.

MAXIM S&P MIDCAP 400 INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2011

UNAUDITED

COMMON STOCK

Shares		Value ($)
Aerospace & Defense — 0.66%
2,018	Alliant Techsystems Inc	142,612
6,164	BE Aerospace Inc *	219,007
2,912	Huntington Ingalls Industries Inc *	120,848
		$482,467

Agriculture — 0.32%
4,591	Corn Products International Inc	237,906
		$237,906

Airlines — 0.37%
8,399	AirTran Holdings Inc *	62,573
2,165	Alaska Air Group Inc *	137,304
11,868	JetBlue Airways Corp *	74,412
		$274,289

Auto Parts & Equipment — 1.08%
6,717	BorgWarner Inc * †	535,277
8,583	Gentex Corp	259,636
		$794,913

Automobiles — 0.11%
2,489	Thor Industries Inc	83,058
		$83,058

Banks — 3.35%
10,072	Associated Banc-Corp	149,569
4,340	Bancorpsouth Inc	67,053
2,816	Bank of Hawaii Corp	134,661
4,624	Cathay General Bancorp	78,839
2,840	City National Corp	162,022
4,667	Commerce Bancshares Inc	188,733
3,688	Cullen/Frost Bankers Inc	217,666
8,959	East West Bancorp Inc	196,740
6,362	FirstMerit Corp	108,536
12,035	Fulton Financial Corp	133,709
3,130	International Bancshares Corp	57,404
2,054	PacWest Bancorp	44,675
2,845	Prosperity Bancshares Inc	121,681
2,563	SVB Financial Group *	145,912
47,770	Synovus Financial Corp	114,648
9,425	TCF Financial Corp	149,480
3,338	Trustmark Corp	78,176
9,765	Valley National Bancorp	136,319
4,288	Webster Financial Corp	91,892

1,706	Westamerica Bancorp	87,637
		$2,465,352

Biotechnology — 2.64%
1,179	Bio-Rad Laboratories Inc Class A *	141,645
3,413	Charles River Laboratories International Inc *	130,991
3,556	Covance Inc *	194,584
1,945	Mettler-Toledo International Inc *	334,540
6,947	Pharmaceutical Product Development Inc	192,502
2,240	Techne Corp	160,384
3,064	United Therapeutics Corp *	205,349
12,287	Vertex Pharmaceuticals Inc * †	588,916
		$1,948,911

Broadcast/Media — 0.37%
4,373	DreamWorks Animation SKG Inc Class A *	122,138
2,089	Harte-Hanks Inc	24,859
3,471	Lamar Advertising Co Class A *	128,219
		$275,216

Building Materials — 0.19%
2,726	Lennox International Inc	143,333
		$143,333

Chemicals — 3.40%
5,516	Albemarle Corp	329,691
4,759	Ashland Inc	274,880
3,949	Cabot Corp	182,799
2,985	Cytec Industries Inc	162,295
2,586	Intrepid Potash Inc *	90,045
3,852	Lubrizol Corp †	516,014
1,093	Minerals Technologies Inc	74,892
579	NewMarket Corp	91,609
4,664	Olin Corp	106,899
7,844	RPM International Inc	186,138
2,674	Scotts Miracle-Gro Co Class A	154,691
3,047	Sensient Technologies Corp	109,205
5,782	Valspar Corp	226,076
		$2,505,234

Communications - Equipment — 1.41%
3,894	ADTRAN Inc	165,339
5,736	Ciena Corp *	148,906
2,980	Plantronics Inc	109,128
5,281	Polycom Inc *	273,820
9,080	Riverbed Technology Inc *	341,862
		$1,039,055

Computer Hardware & Systems — 0.59%
3,975	Diebold Inc	140,953
9,657	NCR Corp *	181,938
6,174	QLogic Corp *	114,528
		$437,419

Computer Software & Services — 5.51%
1,967	ACI Worldwide Inc *	64,518
2,020	Advent Software Inc *	57,913
5,525	ANSYS Inc *	299,400

6,237	AOL Inc *	121,809
16,208	Cadence Design Systems Inc *	158,028
2,819	Concur Technologies Inc *	156,314
2,282	Digital River Inc *	85,415
2,771	Equinix Inc *	252,438
2,790	FactSet Research Systems Inc	292,197
2,358	Fair Isaac Corp	74,536
5,714	Informatica Corp *	298,442
5,200	Jack Henry & Associates Inc	176,228
6,690	Mentor Graphics Corp *	97,875
4,871	MICROS Systems Inc *	240,773
7,132	Parametric Technology Corp *	160,399
3,839	Quest Software Inc *	97,472
5,931	Rackspace Hosting Inc *	254,143
6,794	Rovi Corp * †	364,498
4,247	Solera Holdings Inc	217,022
9,092	Synopsys Inc *	251,394
9,970	TIBCO Software Inc *	271,682
4,767	ValueClick Inc *	68,931
		$4,061,427

Conglomerates — 0.21%
3,549	Carlisle Cos Inc	158,108
		$158,108

Containers — 1.56%
4,041	AptarGroup Inc	202,575
1,896	Greif Inc Class A	124,018
6,176	Packaging Corp of America	178,425
2,378	Rock-Tenn Co Class A	164,914
2,929	Silgan Holdings Inc	111,712
6,045	Sonoco Products Co	219,010
6,275	Temple-Inland Inc	146,835
		$1,147,489

Cosmetics & Personal Care — 0.26%
5,175	Alberto-Culver Co	192,872
		$192,872

Distributors — 1.01%
2,711	GATX Corp	104,807
8,791	LKQ Corp *	211,863
2,716	MSC Industrial Direct Co Inc Class A	185,965
3,691	United Rentals Inc *	122,837
1,706	Watsco Inc	118,925
		$744,397

Electric Companies — 2.01%
3,551	Cleco Corp	121,764
7,185	DPL Inc	196,941
7,893	Great Plains Energy Inc	158,018
5,501	Hawaiian Electric Industries Inc	136,425
2,872	IDACORP Inc	109,423
6,237	NSTAR	288,586
14,202	NV Energy Inc	211,468
5,122	PNM Resources Inc	76,420
6,851	Westar Energy Inc	181,003
		$1,480,048

Electronic Instruments & Equipment — 3.72%
2,507	Acuity Brands Inc	146,634
9,671	AMETEK Inc †	424,267
6,914	Arrow Electronics Inc *	289,558
9,191	Avnet Inc *	313,321
3,651	Hubbell Inc Class B	259,331
9,609	Ingram Micro Inc Class A *	202,077
2,360	Itron Inc *	133,198
5,376	National Instruments Corp	176,172
2,331	Regal-Beloit Corp	172,098
2,723	Tech Data Corp *	138,492
3,150	Thomas & Betts Corp *	187,331
9,972	Vishay Intertechnology Inc *	176,903
3,468	Woodward Inc	119,854
		$2,739,236

Electronics - Semiconductor — 3.58%
27,498	Atmel Corp * †	374,798
6,582	Cree Inc *	303,825
10,469	Cypress Semiconductor Corp *	202,889
7,635	Fairchild Semiconductor International Inc *	138,957
9,066	Integrated Device Technology Inc *	66,816
4,221	International Rectifier Corp *	139,546
7,285	Intersil Holding Corp Class A	90,698
7,432	Lam Research Corp * †	421,097
16,054	RF Micro Devices Inc *	102,906
3,872	Semtech Corp *	96,878
2,682	Silicon Laboratories Inc *	115,889
11,159	Skyworks Solutions Inc * †	361,775
4,528	Varian Semiconductor Equipment Associates Inc *	220,378
		$2,636,452

Engineering & Construction — 1.70%
7,159	Aecom Technology Corp *	198,519
2,115	Granite Construction Inc	59,432
9,103	KBR Inc	343,820
2,741	Martin Marietta Materials Inc	245,785
5,133	Shaw Group Inc *	181,760
4,858	URS Corp *	223,711
		$1,253,027

Financial Services — 1.90%
3,124	Affiliated Managers Group Inc *	341,672
11,814	Apollo Investment Corp	142,477
7,178	Eaton Vance Corp	231,419
7,209	MSCI Inc Class A *	265,435
8,753	SEI Investments Co	209,022
5,179	Waddell & Reed Financial Inc Class A	210,319
		$1,400,344

Food & Beverages — 2.25%
3,177	BJ’s Wholesale Club Inc *	155,101
4,415	Flowers Foods Inc	120,220
6,983	Green Mountain Coffee Roasters Inc * †	451,172
4,183	Hansen Natural Corp *	251,942
1,132	Lancaster Colony Corp	68,599
3,313	Ralcorp Holdings Inc *	226,709

2,505	Ruddick Corp	96,668
10,003	Smithfield Foods Inc *	240,672
1,572	Tootsie Roll Industries Inc	44,596
		$1,655,679

Gold, Metals & Mining — 1.34%
2,681	Carpenter Technology Corp	114,506
6,686	Commercial Metals Co	115,467
1,981	Compass Minerals International Inc	185,283
4,498	Reliance Steel & Aluminum Co	259,894
13,128	Steel Dynamics Inc	246,413
3,287	Worthington Industries Inc	68,764
		$990,327

Health Care Related — 3.53%
11,388	Allscripts Healthcare Solutions Inc *	239,034
5,590	Community Health Systems Inc *	223,544
15,198	Health Management Associates Inc Class A *	165,658
5,631	Health Net Inc *	184,134
5,528	Henry Schein Inc * †	387,900
2,456	Kindred Healthcare Inc *	58,649
3,132	LifePoint Hospitals Inc *	125,844
5,677	Lincare Holdings Inc	168,380
2,893	MEDNAX Inc *	192,703
7,046	Omnicare Inc	211,310
3,701	Owens & Minor Inc	120,208
5,869	Universal Health Services Inc Class B	289,987
5,212	VCA Antech Inc *	131,238
2,443	WellCare Health Plans Inc *	102,484
		$2,601,073

Homebuilding — 0.81%
4,483	KB Home	55,769
2,237	MDC Holdings Inc	56,708
355	NVR Inc *	268,380
2,772	Ryland Group Inc	44,075
8,755	Toll Brothers Inc *	173,086
		$598,018

Household Goods — 1.54%
2,500	American Greetings Corp Class A	59,000
4,291	Church & Dwight Co Inc	340,448
4,253	Energizer Holdings Inc *	302,644
3,394	Mohawk Industries Inc *	207,543
3,785	Tupperware Brands Corp	226,002
		$1,135,637

Insurance Related — 3.96%
4,626	American Financial Group Inc	162,003
6,548	Arthur J Gallagher & Co	199,125
4,097	Aspen Insurance Holdings Ltd	112,913
7,052	Brown & Brown Inc	181,942
3,300	Everest Re Group Ltd	290,994
13,194	Fidelity National Financial Inc	186,431
6,376	First American Financial Corp	105,204
2,735	Hanover Insurance Group Inc	123,759
6,925	HCC Insurance Holdings Inc	216,822
2,092	Mercury General Corp	81,860

15,632	Old Republic International Corp	198,370
5,177	Protective Life Corp	137,449
4,750	Reinsurance Group of America Inc	298,205
2,778	StanCorp Financial Group Inc	128,121
3,675	Transatlantic Holdings Inc	178,862
2,919	Unitrin Inc	90,139
6,972	WR Berkley Corp	224,568
		$2,916,767

Investment Bank/Brokerage Firm — 0.71%
1,477	Greenhill & Co Inc	97,172
7,718	Jefferies Group Inc	192,487
6,086	Raymond James Financial Inc	232,728
		$522,387

Leisure & Entertainment — 0.86%
3,261	Bally Technologies Inc *	123,429
3,017	Boyd Gaming Corp *	28,269
1,827	International Speedway Corp Class A	54,445
2,562	Life Time Fitness Inc *	95,588
2,057	Polaris Industries Inc	179,000
3,402	Scientific Games Corp Class A *	29,734
3,375	WMS Industries Inc *	119,306
		$629,771

Machinery — 5.77%
5,683	AGCO Corp *	312,395
4,898	Bucyrus International Inc †	447,922
2,690	Crane Co	130,277
4,631	Donaldson Co Inc	283,834
3,145	Gardner Denver Inc	245,404
3,629	Graco Inc	165,083
4,869	Harsco Corp	171,827
4,969	IDEX Corp	216,897
4,954	Kennametal Inc	193,206
2,541	Lincoln Electric Holdings Inc	192,913
2,056	Nordson Corp	236,563
5,472	Oshkosh Corp *	193,599
5,931	Pentair Inc	224,133
3,048	SPX Corp	241,981
6,572	Terex Corp *	243,427
4,894	Timken Co	255,956
4,641	Trinity Industries Inc	170,185
1,244	Valmont Industries Inc	129,836
2,894	Wabtec Corp	196,300
		$4,251,738

Manufacturing — 0.50%
7,351	Trimble Navigation Ltd *	371,519
		$371,519

Medical Products — 3.42%
4,017	Beckman Coulter Inc	333,692
2,792	Cooper Cos Inc	193,904
2,912	Gen-Probe Inc *	193,211
3,813	Hill-Rom Holdings Inc	144,818
15,694	Hologic Inc *	348,239
3,453	IDEXX Laboratories Inc *	266,641

4,124	Immucor Inc *	81,573
3,785	Kinetic Concepts Inc *	205,980
3,627	Masimo Corp	120,054
9,231	ResMed Inc *	276,930
3,611	STERIS Corp	124,724
2,335	Teleflex Inc	135,383
3,582	Thoratec Corp *	92,881
		$2,518,030

Miscellaneous — 0.47%
3,608	Copart Inc *	156,335
1,968	Corporate Executive Board Co	79,448
2,818	FTI Consulting Inc *	108,014
		$343,797

Office Equipment & Supplies — 0.51%
3,274	Herman Miller Inc	90,002
2,637	HNI Corp	83,224
1,826	Mine Safety Appliances Co	66,959
3,391	Zebra Technologies Corp Class A *	133,063
		$373,248

Oil & Gas — 6.59%
9,777	Arch Coal Inc	352,363
3,396	Atwood Oceanics Inc *	157,676
2,856	Bill Barrett Corp *	113,983
5,141	Cimarex Energy Co †	592,449
2,933	Comstock Resources Inc *	90,747
2,079	Dril-Quip Inc *	164,303
3,720	Exterran Holdings Inc *	88,276
6,843	Forest Oil Corp *	258,871
6,381	Frontier Oil Corp	187,091
6,460	Helix Energy Solutions Group Inc *	111,112
3,314	Northern Oil and Gas Inc *	88,484
3,258	Oceaneering International Inc *	291,428
1,674	Overseas Shipholding Group Inc	53,802
5,517	Patriot Coal Corp *	142,504
9,288	Patterson-UTI Energy Inc	272,974
8,434	Plains Exploration & Production Co *	305,564
10,645	Pride International Inc * †	457,203
7,334	Quicksilver Resources Inc *	104,949
3,820	SM Energy Co	283,406
7,514	Southern Union Co	215,051
4,760	Superior Energy Services Inc *	195,160
3,103	Tidewater Inc	185,715
2,315	Unit Corp *	143,414
		$4,856,525

Paper & Forest Products — 0.11%
7,570	Louisiana-Pacific Corp *	79,485
		$79,485

Pharmaceuticals — 1.05%
7,065	Endo Pharmaceuticals Holdings Inc *	269,600
3,419	Medicis Pharmaceutical Corp Class A	109,545
4,999	Perrigo Co †	397,521
		$776,666

Photography/Imaging — 0.07%
16,732	Eastman Kodak Co *	54,044
		$54,044

Pollution Control — 0.54%
1,336	Clean Harbors Inc *	131,810
3,705	Rollins Inc	75,211
6,692	Waste Connections Inc	192,663
		$399,684

Printing & Publishing — 0.54%
2,948	Deluxe Corp	78,240
2,825	John Wiley & Sons Inc Class A	143,623
2,149	Meredith Corp	72,894
6,948	New York Times Co Class A *	65,797
1,490	Scholastic Corp	40,290
		$400,844

Railroads — 0.46%
6,179	Kansas City Southern *	336,446
		$336,446

Real Estate — 8.08%
3,337	Alexandria Real Estate Equities Inc REIT	260,186
10,194	AMB Property Corp REIT	366,678
3,905	BRE Properties Inc REIT	184,238
4,204	Camden Property Trust REIT	238,871
4,044	Corporate Office Properties Trust REIT	146,150
6,468	Cousins Properties Inc REIT	54,008
15,222	Duke Realty Corp REIT	213,260
2,739	Equity One Inc REIT	51,411
1,938	Essex Property Trust Inc REIT	240,312
3,704	Federal Realty Investment Trust REIT	302,098
4,331	Highwoods Properties Inc REIT	151,628
7,449	Hospitality Properties Trust REIT	172,444
2,581	Jones Lang LaSalle Inc	257,429
6,904	Liberty Property Trust REIT	227,142
7,841	Macerich Co REIT †	388,365
5,238	Mack-Cali Realty Corp REIT	177,568
7,612	Nationwide Health Properties Inc REIT	323,739
6,043	Omega Healthcare Investors Inc REIT	135,001
2,344	Potlatch Corp REIT	94,229
4,880	Rayonier Inc REIT	304,073
7,570	Realty Income Corp REIT	264,572
4,936	Regency Centers Corp REIT	214,617
8,552	Senior Housing Properties Trust REIT	197,038
4,749	SL Green Realty Corp REIT	357,125
3,366	Taubman Centers Inc REIT	180,350
10,990	UDR Inc REIT	267,826
7,268	Weingarten Realty Investors REIT	182,136
		$5,952,494

Restaurants — 1.56%
1,882	Bob Evans Farms Inc	61,353
5,172	Brinker International Inc	130,851
3,652	Cheesecake Factory Inc *	109,889
1,867	Chipotle Mexican Grill Inc * †	508,515
1,896	Panera Bread Co Class A *	240,792

18,863	Wendy’s/Arby’s Group Inc	94,881
		$1,146,281

Retail — 4.56%
2,918	99 Cents Only Stores *	57,193
4,269	Aaron’s Inc	108,262
4,818	Advance Auto Parts Inc	316,157
5,110	Aeropostale Inc *	124,275
11,805	American Eagle Outfitters Inc	187,581
3,329	Ann Inc *	96,907
4,037	Ascena Retail Group Inc *	130,839
2,107	Barnes & Noble Inc	19,363
10,724	Chicos FAS Inc	159,788
3,693	Collective Brands Inc *	79,695
5,342	Dick’s Sporting Goods Inc *	213,573
7,531	Dollar Tree Inc * †	418,121
9,051	Foot Locker Inc	178,486
3,693	Guess? Inc	145,320
16,298	Office Depot Inc *	75,460
7,080	PetSmart Inc	289,926
3,840	Rent-A-Center Inc	134,054
9,403	Saks Inc *	106,348
4,386	Tractor Supply Co	262,546
6,332	Williams-Sonoma Inc	256,446
		$3,360,340

Savings & Loans — 1.23%
4,858	Astoria Financial Corp	69,810
12,630	First Niagara Financial Group Inc	171,515
26,277	New York Community Bancorp Inc †	453,541
6,412	NewAlliance Bancshares Inc	95,154
6,839	Washington Federal Inc	118,588
		$908,608

Shoes — 0.40%
2,327	Deckers Outdoor Corp *	200,471
2,272	Timberland Co Class A *	93,811
		$294,282

Specialized Services — 4.43%
4,919	Acxiom Corp *	70,588
3,079	Alliance Data Systems Corp *	264,455
2,666	Brink’s Co	88,271
7,563	Broadridge Financial Solutions Inc	171,605
3,641	Career Education Corp *	82,724
7,457	Convergys Corp *	107,083
6,342	CoreLogic Inc	117,327
6,414	Corrections Corp of America *	156,502
2,077	DST Systems Inc	109,707
5,151	Gartner Inc *	214,642
4,807	Global Payments Inc	235,159
1,433	ITT Educational Services Inc *	103,391
2,741	Korn/Ferry International *	61,042
5,361	Lender Processing Services Inc	172,571
4,930	Manpower Inc	309,998
1,405	ManTech International Corp Class A *	59,572
1,744	Matthews International Corp Class A	67,231
4,492	NeuStar Inc *	114,905

3,414	Regis Corp	60,564
14,221	Service Corp International	157,284
4,045	Sotheby’s	212,767
2,531	SRA International Inc Class A *	71,779
768	Strayer Education Inc	100,216
2,746	Towers Watson & Co	152,293
		$3,261,676

Telephone & Telecommunications — 0.48%
5,540	Telephone & Data Systems Inc	186,698
8,801	tw telecom inc *	168,979
		$355,677

Textiles — 1.38%
3,232	Fossil Inc *	302,677
5,820	Hanesbrands Inc *	157,373
4,039	Phillips-Van Heusen Corp	262,656
2,134	Under Armour Inc Class A *	145,218
2,589	Warnaco Group Inc *	148,065
		$1,015,989

Tobacco — 0.08%
1,410	Universal Corp	61,391
		$61,391

Transportation — 1.17%
2,519	Alexander & Baldwin Inc	114,993
3,204	Con-way Inc	125,885
5,265	JB Hunt Transport Services Inc	239,136
3,237	Kirby Corp *	185,448
2,893	Landstar System Inc	132,152
2,543	Werner Enterprises Inc	67,313
		$864,927

Utilities — 3.48%
4,705	AGL Resources Inc	187,447
6,678	Alliant Energy Corp	259,974
5,468	Atmos Energy Corp	186,459
2,316	Black Hills Corp	77,447
4,339	Energen Corp	273,878
11,369	MDU Resources Group Inc	261,146
4,954	National Fuel Gas Co †	366,596
5,878	OGE Energy Corp	297,192
10,662	Questar Corp	186,052
6,698	UGI Corp	220,364
4,936	Vectren Corp	134,259
2,985	WGL Holdings Inc	116,415
		$2,567,229

Water — 0.26%
8,321	Aqua America Inc	190,468
		$190,468
TOTAL COMMON STOCK — 98.09% (Cost $67,309,225)		$72,291,600

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)
478,000	Federal Home Loan Bank 0.00% April 1, 2011	478,000
65,000	United States of America T-Bill 0.07% June 16, 2011	64,991

TOTAL SHORT-TERM INVESTMENTS — 0.74% (Cost $542,991)		$542,991

TOTAL INVESTMENTS — 98.83% (Cost $67,852,216)		$72,834,591

OTHER ASSETS & LIABILITIES — 1.17%		$862,032

TOTAL NET ASSETS — 100%		$73,696,623

Legend

*	Non-income Producing Security
REIT	Real Estate Investment Trust
†	Security pledged as collateral to ensure the Portfolio is able to satisfy the obligation of its outstanding futures contracts.

At March 31, 2011, the Portfolio had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
S&P 400 Emini Long Futures	14	$1,382,220	June 2011	$25,157

Management determines the Portfolio’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total net assets. These industry classifications are unaudited.

See notes following Schedule of Investments.

MAXIM SERIES FUND, INC.

MAXIM S&P MIDCAP 400 INDEX PORTFOLIO

NOTES TO SCHEDULE OF INVESTMENTS

MARCH 31, 2011

UNAUDITED

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty portfolios. Interests in the Maxim S&P MidCap 400 Index Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s MidCap 400 Index. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are series of the fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and US and foreign news sources.
Derivative Investments:
Futures Contracts	Exchange traded close price.

Short-term Investments:	Amortized cost.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 — Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 — Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 — Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of March 31, 2011, the inputs used to value the Portfolio’s investments are detailed in the following table. At no point during the period did the Portfolio hold securities valued with Level 3 inputs. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the period.

Description*	Level 1		Level 2		Level 3		Total
Assets	$		$		$		$
Equity Investments:
Domestic Common Stock		71,567,217		-		-		71,567,217
Foreign Common Stock		724,383		-		-		724,383
Short-term Investments		-		542,991		-		542,991

Total		$72,291,600		$542,991		$0		$72,834,591

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Financial Futures Contracts

Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. When the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold is determined on a specific lot selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and distributes substantially all of its net taxable income and net capital gains each year. The Portfolio is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

The Portfolio is not subject to examination by U.S. federal tax authorities for tax years before 2007, or state tax authorities for tax years before 2006.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), net capital losses recognized after December 31, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

2.	UNREALIZED APPRECIATION (DEPRECIATION)

At March 31, 2011, the U.S. Federal income tax cost basis was $67,853,646. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $5,871,340 and gross depreciation of securities in which there was an excess of tax cost over value of $890,396 resulting in net appreciation of $4,980,944.

3.	DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio uses futures contracts in order for the Portfolio to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the clearinghouse will fail to perform its obligations.

MAXIM SERIES FUND, INC.

MAXIM SHORT DURATION BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2011

UNAUDITED

BONDS

Par Value ($)		Value ($)

Aerospace & Defense — 0.87%
250,000	Boeing Co 5.00% March 15, 2014	273,153
250,000	ITT Corp 4.90% May 1, 2014	267,419
		$540,572

Agency - Pass Through — 5.95%
164,410	Fannie Mae 8.00% October 1, 2030	192,255
469,976	Fannie Mae 5.50% November 1, 2035	505,052
671,259	Fannie Mae 4.50% May 1, 2024	704,907
277,010	Fannie Mae 5.00% September 1, 2033	292,003
260,685	Freddie Mac 6.50% July 1, 2036	292,818
620,592	Freddie Mac 4.50% May 1, 2024	651,603
547,682	Freddie Mac 6.00% August 1, 2037	597,434
412,601	Freddie Mac 5.50% July 1, 2023	445,844
		$3,681,916

Agency Asset Backed — 0.60%
44,100	Fannie Mae * Series 2004-T9 Class A1 0.39% April 25, 2035	43,708
318,243	Fannie Mae Series 2003-T4 Class 2A6 4.76% July 26, 2033	325,022
		$368,730

Agency Mortgage Backed — 5.31%
328,891	Fannie Mae * Series 2004-90 Class F 0.50% November 25, 2034	327,784

55,430	Freddie Mac Series R007 Class AC 5.88% May 15, 2016	55,580
161,954	Freddie Mac Series R001 Class AE 4.38% April 15, 2015	164,069
640,519	Freddie Mac * Series 2,637 Class FA 0.66% June 15, 2018	640,367
119,463	Freddie Mac * Series 3,032 Class FP 0.56% August 15, 2035	119,197
481,978	NCUA Guaranteed Notes Series 2010-C1 Class A1 1.60% October 29, 2020	469,954
1,312,563	US Department of Veterans Affairs Series 1996-3 Class 1Z 6.75% September 15, 2026	1,507,397
		$3,284,348

Agriculture — 0.40%
250,000	Corn Products International Inc 3.20% November 1, 2015	249,572
		$249,572

Airlines — 0.94%
507,568	UAL 9.75% January 15, 2017	578,628
		$578,628

Automobiles — 1.61%
500,000	Daimler Finance North America LLC † 1.95% March 28, 2014	498,327
500,000	Volkswagen International Finance NV † 1.88% April 1, 2014	496,312
		$994,639

Banks — 3.31%
500,000	Key Bank NA 5.50% September 17, 2012	529,146
1,000,000	UBS AG 2.25% August 12, 2013	1,009,681
250,000	US Bancorp 2.13% February 15, 2013	253,937
250,000	Wells Fargo & Co 3.63% April 15, 2015	257,688
		$2,050,452

Biotechnology — 1.64%
250,000	Genzyme Corp 3.63% June 15, 2015	259,710

750,000	Thermo Fisher Scientific Inc 2.05% February 21, 2014	758,159
		$1,017,869

Broadcast/Media — 1.28%
250,000	Comcast Corp 5.85% November 15, 2015	278,398
250,000	DIRECTV Holdings LLC 3.13% February 15, 2016	246,375
250,000	Viacom Inc 4.38% September 15, 2014	266,730
		$791,503

Chemicals — 1.66%
250,000	Chevron Phillips Chemical Co LLC † 7.00% June 15, 2014	280,181
250,000	Dow Chemical Co 2.50% February 15, 2016	240,644
250,000	Potash Corp of Saskatchewan Inc 5.25% May 15, 2014	272,478
250,000	PPG Industries Inc 1.90% January 15, 2016	236,868
		$1,030,171

Commercial Mortgage Backed — 14.58%
100,000	Bear Stearns Commercial Mortgage Securities Inc * Series 2004-PWR4 Class A3 5.47% June 11, 2041	107,481
855,000	Bear Stearns Commercial Mortgage Securities Inc Series 2004-PWR5 Class A3 4.57% July 11, 2042	860,709
45,007	Bear Stearns Commercial Mortgage Securities Inc * Series 2005-T20 Class AAB 5.13% October 12, 2042	47,110
225,000	Bear Stearns Commercial Mortgage Securities Inc * Series 2002-PBW1 Class A2 4.72% November 11, 2035	232,160
765,000	Bear Stearns Commercial Mortgage Securities Inc Series 2003-T10 Class A2 4.74% March 13, 2040	799,329
150,000	GE Capital Commercial Mortgage Corp Series 2004-C1 Class A3 4.60% November 10, 2038	156,941
45,533	GMAC Commercial Mortgage Securities Inc Series 2003-C3 Class A3 4.65% April 10, 2040	47,105
500,000	Greenwich Capital Commercial Funding Corp Series 2003-C Class A4 4.92% January 5, 2036	529,058
590,000	JP Morgan Chase Commercial Mortgage Securities Corp Series 2002-C3 Class A2 4.99% July 12, 2035	617,485

277,980	JP Morgan Chase Commercial Mortgage Securities Corp † Series 2004-CB8 Class A1A 4.16% January 12, 2039	281,209
250,000	JP Morgan Chase Commercial Mortgage Securities Corp Series 2005-LDP2 Class A4 4.74% July 15, 2042	263,577
500,000	JP Morgan Chase Commercial Mortgage Securities Corp * Series 2004-C2 Class A3 5.22% May 15, 2041	534,437
134,365	JP Morgan Chase Commercial Mortgage Securities Corp Series 2004-CB8 Class A3 4.01% January 12, 2039	137,296
244,000	JP Morgan Chase Commercial Mortgage Securities Corp Series 2004-CBX Class A4 4.53% January 12, 2037	246,342
300,000	JP Morgan Chase Commercial Mortgage Securities Corp Series 2004-CBX Class A5 4.65% January 12, 2037	309,552
500,000	Morgan Stanley Capital I * Series 2006-T21 Class A4 5.16% October 12, 2052	532,879
500,000	Morgan Stanley Capital I * Series 2004-IQ7 Class A4 5.40% June 15, 2038	535,927
446,953	Morgan Stanley Capital I * Series 2005-IQ10 Class AAB 5.18% September 15, 2042	467,411
325,000	Morgan Stanley Dean Witter Capital I Series 2003-T11 Class A4 5.15% June 13, 2041	344,012
18,582	Morgan Stanley Capital I Series 2006-T23 Class A1 5.68% April 12, 2011	18,572
277,367	Morgan Stanley Dean Witter Capital I Series 2001-TOP3 Class A4 6.39% July 15, 2033	278,199
250,000	Morgan Stanley Dean Witter Capital I Series 2003-TOP9 Class A2 4.74% November 13, 2036	259,853
500,000	Morgan Stanley Dean Witter Capital I Series 2003-HQ2 Class A2 4.92% March 12, 2035	525,207
119,168	Wachovia Bank Commercial Mortgage Trust * Series 2003-C6 Class A3 4.96% August 15, 2035	119,667
500,000	Wachovia Bank Commercial Mortgage Trust * Series 2003-C6 Class 5.13% August 15, 2035	528,458

244,545	Wells Fargo Commercial Mortgage Trust † Series 2010-C1 Class A1 3.35% November 15, 2043	243,511
		$9,023,487

Computer Hardware & Systems — 0.86%
250,000	Dell Inc 2.10% April 1, 2014	250,058
250,000	Hewlett-Packard Co 6.13% March 1, 2014	280,022
		$530,080

Computer Software & Services — 1.62%
500,000	Computer Sciences Corp 5.00% February 15, 2013	526,357
500,000	eBay Inc 1.63% October 15, 2015	477,441
		$1,003,798

Cosmetics & Personal Care — 0.44%
250,000	Avon Products Inc 5.63% March 1, 2014	273,455
		$273,455

Electric Companies — 3.59%
250,000	Commonwealth Edison Co 1.63% January 15, 2014	248,408
500,000	Duke Energy Carolinas LLC 5.75% November 15, 2013	556,318
562,000	Northern States Power Co 8.00% August 28, 2012	615,156
250,000	PECO Energy Co 5.00% October 1, 2014	274,169
250,000	Westar Energy Inc 6.00% July 1, 2014	274,504
225,000	Wisconsin Electric Power Co 6.00% April 1, 2014	251,604
		$2,220,159

Electronic Instruments & Equipment — 0.41%
250,000	Agilent Technologies Inc 2.50% July 15, 2013	252,228
		$252,228

Financial Services — 5.05%
250,000	Bank of America Corp 4.50% April 1, 2015	259,602
250,000	Bank of America Corp 3.70% September 1, 2015	250,401
250,000	Bank of New York Mellon Corp 5.13% August 27, 2013	271,596

250,000	Citigroup Inc 6.38% August 12, 2014	276,360
250,000	Citigroup Inc 5.13% May 5, 2014	266,573
250,000	CME Group Inc 5.75% February 15, 2014	276,658
250,000	Credit Suisse 2.20% January 14, 2014	250,954
500,000	General Electric Capital Corp 2.10% January 7, 2014	500,297
250,000	John Deere Capital Corp 1.60% March 3, 2014	250,043
250,000	JPMorgan Chase Bank NA 5.88% June 13, 2016	275,273
250,000	NASDAQ OMX Group Inc 4.00% January 15, 2015	248,249
		$3,126,006

Food & Beverages — 3.90%
250,000	Anheuser-Busch InBev Worldwide Inc 7.20% January 15, 2014	284,017
250,000	Anheuser-Busch InBev Worldwide Inc 3.63% April 15, 2015	258,672
250,000	Bottling Group LLC 6.95% March 15, 2014	287,937
500,000	Coca-Cola HBC Finance BV 5.13% September 17, 2013	534,739
500,000	Kraft Foods Inc 6.75% February 19, 2014	564,079
250,000	Wal-Mart Stores Inc 1.50% October 25, 2015	239,174
250,000	Woolworths Ltd † 2.55% September 22, 2015	246,659
		$2,415,277

Foreign Banks — 4.11%
250,000	Bank of Nova Scotia 2.25% January 22, 2013	255,258
250,000	Bank of Nova Scotia 3.40% January 22, 2015	258,638
500,000	Barclays Bank PLC 5.20% July 10, 2014	540,394
500,000	Canadian Imperial Bank of Commerce † 2.60% July 2, 2015	502,773
250,000	Credit Agricole SA † 3.50% April 13, 2015	251,109
250,000	Rabobank Nederland 2.13% October 13, 2015	241,219
250,000	Royal Bank of Canada 2.63% December 15, 2015	249,162

250,000	Toronto-Dominion Bank † 2.20% July 29, 2015	247,036
		$2,545,589

Health Care Related — 1.08%
250,000	Express Scripts Inc 5.25% June 15, 2012	261,942
250,000	Laboratory Corp of America Holdings 3.13% May 15, 2016	248,897
146,000	Roche Holdings Inc † 5.00% March 1, 2014	159,161
		$670,000

Insurance Related — 2.08%
250,000	Berkshire Hathaway Inc 3.20% February 11, 2015	257,341
500,000	Metropolitan Life Global Funding I † 2.00% January 10, 2014	497,184
250,000	Principal Life Income Funding Trust 5.30% December 14, 2012	266,688
250,000	Prudential Financial Inc 4.75% September 17, 2015	266,185
		$1,287,398

Investment Bank/Brokerage Firm — 2.97%
250,000	Charles Schwab Corp 4.95% June 1, 2014	271,651
250,000	Goldman Sachs Group Inc 5.13% January 15, 2015	267,145
250,000	Goldman Sachs Group Inc 3.63% August 1, 2012	257,815
500,000	Morgan Stanley 6.00% May 13, 2014	543,925
250,000	Nomura Holdings Inc 5.00% March 4, 2015	258,865
215,000	Xstrata Finance Canada Ltd † 5.80% November 15, 2016	238,126
		$1,837,527

Leisure & Entertainment — 0.44%
250,000	Hasbro Inc 6.13% May 15, 2014	273,210
		$273,210

Medical Products — 1.77%
250,000	Beckman Coulter Inc 6.00% June 1, 2015	273,054
250,000	CareFusion Corp 5.13% August 1, 2014	268,727
500,000	Hospira Inc 5.90% June 15, 2014	550,455
		$1,092,236

Miscellaneous — 0.40%
250,000	Dun & Bradstreet Corp 2.88% November 15, 2015	245,065
		$245,065

Office Equipment & Supplies — 0.44%
250,000	Xerox Corp 5.65% May 15, 2013	269,278
		$269,278

Oil & Gas — 3.48%
250,000	ConocoPhillips 4.75% February 1, 2014	271,345
250,000	EOG Resources Inc 2.50% February 1, 2016	244,080
250,000	Gulfstream Natural Gas System LLC † 6.95% June 1, 2016	291,233
250,000	Hess Corp 7.00% February 15, 2014	283,237
250,000	Husky Energy Inc 5.90% June 15, 2014	276,897
464,822	Kern River Funding Corp † 4.89% April 30, 2018	501,464
250,000	Sunoco Logistics Partners Operations LP 8.75% February 15, 2014	283,448
		$2,151,704

Other Asset-Backed — 15.68%
1,000,000	ACE Securities Corp † Series 2007-D1 Class A2 6.34% February 25, 2038	716,458
500,000	AESOP Funding II LLC † Series 2010-5A Class A 3.15% March 20, 2017	498,319
260,000	AESOP Funding II LLC † Series 2010-3A Class A 4.64% May 20, 2016	277,401
1,000,000	AESOP Funding II LLC † Series 2010-2A Class A 3.63% August 20, 2014	1,028,150
503,756	Centex Home Equity * Series 2004-A Class AF6 4.27% January 25, 2034	507,079
100,000	Citibank Credit Card Issuance Trust Series 2003-A7 Class A7 4.15% July 7, 2017	106,369
435,135	CNH Equipment Trust Series 2009-C Class A3 1.85% December 16, 2013	437,388

500,000	CNH Equipment Trust Series 2009-C Class A4 3.00% August 15, 2015	514,363
205,424	Equity One ABS Inc Series 2004-1 Class AF6 4.21% April 25, 2034	204,767
1,106,081	GMAC Mortgage Corp Loan Trust # Series 2007 Class A3 6.19% December 25, 2037	734,161
500,000	Harley-Davidson Motorcycle Trust Series 2009-1 Class A4 4.55% January 15, 2017	520,552
480,000	Hertz Vehicle Financing LLC † Series 2009-2A Class A2 5.29% March 25, 2016	524,106
250,000	Honda Auto Receivables Owner Trust Series 2009-3 Class A4 3.30% September 15, 2015	258,773
713,471	Honda Auto Receivables Owner Trust Series 2008-1 Class A4 4.88% September 18, 2014	724,504
81,309	Household Home Equity Loan Trust Series 2006-3 Class A2F 5.66% March 20, 2036	81,913
250,000	Household Home Equity Loan Trust Series 2006-4 Class A3F 5.30% March 20, 2036	258,393
250,000	John Deere Owner Trust Series 2009-A Class A 3.96% May 15, 2016	258,997
7,226	John Deere Owner Trust Series 2009-A Class A3 2.59% October 15, 2013	7,281
247,791	Residential Funding Mortgage Securities II Inc Series 2006-HI2 Class A3 5.79% February 25, 2036	233,495
520,957	Residential Funding Mortgage Securities II Inc * Series 2007-HSA3 Class AI3 6.03% May 25, 2037	504,034
730,000	Residential Funding Mortgage Securities II Inc Series 2006-HI5 Class A3 5.50% August 25, 2025	622,097
107,864	USAA Auto Owner Trust Series 2008-1 Class A4 4.50% October 15, 2013	109,788
316,936	Wells Fargo Home Equity Trust * Series 2004-2 Class AI5 4.89% May 25, 2034	319,848

250,000	World Omni Auto Receivables Trust Series 2010-A Class A4 2.21% September 15, 2013	254,368
		$9,702,604

Personal Loans — 2.93%
250,000	American Express Co 7.25% May 20, 2014	284,360
170,000	American Express Credit Corp 5.30% December 2, 2015	183,943
250,000	American Express Credit Corp 7.30% August 20, 2013	279,541
250,000	American Honda Finance Corp † 6.70% October 1, 2013	278,945
500,000	HSBC Finance Corp 7.00% May 15, 2012	531,789
250,000	Toyota Motor Credit Corp 3.20% June 17, 2015	254,152
		$1,812,730

Pharmaceuticals — 0.40%
250,000	Teva Pharmaceutical Finance III BV 1.70% March 21, 2014	248,274
		$248,274

Pollution Control — 0.46%
250,000	Waste Management Inc 6.38% March 11, 2015	283,328
		$283,328

Printing & Publishing — 0.44%
250,000	Thomson Reuters Corp 5.95% July 15, 2013	275,378
		$275,378

Railroads — 0.46%
250,000	Burlington Northern Santa Fe LLC 7.00% February 1, 2014	284,488
		$284,488

Real Estate — 1.24%
250,000	Duke Realty LP 5.40% August 15, 2014	266,785
217,000	Liberty Property LP 6.38% August 15, 2012	230,380
250,000	Simon Property Group LP 5.10% June 15, 2015	272,596
		$769,761

Retail — 1.33%
239,933	CVS Caremark Corp † 7.77% January 10, 2012	250,730

500,000	Kroger Co 7.50% January 15, 2014	569,294
		$820,024

Specialized Services — 2.14%
250,000	Anglo American Capital PLC † 9.38% April 8, 2014	299,020
250,000	BP Capital Markets PLC 3.13% October 1, 2015	251,398
255,000	Equifax Inc 4.45% December 1, 2014	269,367
250,000	Fiserv Inc 3.13% October 1, 2015	248,807
250,000	Pearson Funding Two PLC † 4.00% May 17, 2016	255,555
		$1,324,147

Telephone & Telecommunications — 1.25%
250,000	Cellco Partnership 5.55% February 1, 2014	274,510
500,000	Verizon Communications Inc 1.95% March 28, 2014	500,417
		$774,927

Transportation — 1.76%
473,279	Federal Express Corp 1998 Pass Through Trust 6.85% January 15, 2019	525,340
250,000	Ryder System Inc 5.85% March 1, 2014	275,107
250,000	Ryder System Inc 7.20% September 1, 2015	289,885
		$1,090,332

Whole Loan — 0.16%
101,965	Countrywide Home Loans * Series 2003-15 Class 1A1 0.75% June 25, 2018	100,539
		$100,539

TOTAL BONDS — 99.04% (Cost $60,174,422)		$61,291,429

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

Repurchase Agreements
500,000	Undivided interest of 1.92% in a repurchase agreement (Principal Amount/Value $26,000,000 with a maturity value of $26,001,520) with UBS Securities LLC, 0.12%, dated 3/25/11, to be repurchased at $500,032 on 4/13/11, collateralized by FNMA, 4.00% - 4.50%, 11/1/40 - 4/1/41, with a value of $26,520,001.	500,000

TOTAL SHORT-TERM INVESTMENTS — 0.81% (Cost $500,000)		$500,000

TOTAL INVESTMENTS — 99.85% (Cost $60,674,422)		$61,791,429

OTHER ASSETS & LIABILITIES — 0.15%		$91,214

TOTAL NET ASSETS — 100%		$61,882,643

Legend

*	Interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2010.
†	Securities are registered pursuant to Rule 144A and may be deemed restricted for resale.
#	Illiquid security

Management determines the Portfolio’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total net assets. These industry classifications are unaudited.

See notes following Schedule of Investments.

MAXIM SERIES FUND, INC.

MAXIM SHORT DURATION BOND PORTFOLIO

NOTES TO SCHEDULE OF INVESTMENTS

MARCH 31, 2011

UNAUDITED

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty portfolios. Interests in the Maxim Short Duration Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek maximum total return that is consistent with preservation of capital and liquidity. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are series of the fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Fixed Income:
Corporate Bonds and Notes; Government and Government Agency Bonds and Notes (Domestic and Foreign)	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Commercial Mortgage Backed; Residential Mortgage Backed; Asset Backed Obligations	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include new issue data, monthly payment information, collateral performance, and third party real estate analysis.

Short-term Investments:	Amortized cost.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 — Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 — Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 — Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of March 31, 2011, the inputs used to value the Portfolio’s investments are detailed in the following table. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the period. Level 3 investments in securities were not considered a significant portion of the portfolio.

Description*	Level 1		Level 2		Level 3		Total
Assets	$		$		$		$
Fixed Income:
Corporate Bonds and Notes		-		34,604,466		525,340		35,129,807
Asset Backed Obligations		-		10,071,334		-		10,071,334
Commercial Mortgage Backed		-		12,408,373		-		12,408,373
US Government and Government Agency Bonds and Notes		-		3,681,916		-		3,681,916
Short-term Investments		-		500,000		-		500,000

Total		$0		61,266,089		525,340		67,791,429

*Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

The following is a reconciliation of change in Level 3 assets during the period ended March 31, 2011:

Description	Corporate Bonds and Notes
Beginning Balance, January 1, 2011	$—
Total realized gain (or losses)	—
Total unrealized gain (or losses) relating to instruments not held at reporting date	—
Total unrealized gain (or losses) relating to instruments still held at reporting date	6,393
Purchases	519,424
Sales	—
Amortization	(477)
Transfers into (out of) Level 3	—

Ending Balance, March 31, 2011	$525,340

‡ Transfers into Level 3 are due primarily to decreased observability of inputs in valuation methodologies.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities.

The Portfolio invests in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

Restricted and Illiquid Securities

The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at March 31, 2011 were $8,901,861, $8,862,969 and 14.32%, respectively.

The Portfolio may own certain investment securities that have been deemed illiquid because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term. Aggregate cost, fair value and percent of net assets of these illiquid securities held at March 31, 2011 were $1,103,856, $734,161 and 1.19%, respectively.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment advisor has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios in Maxim Series Fund, Inc., may invest in repurchase agreement transactions that are jointly collateralized by various U.S. Treasury or Agency obligations.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold is determined on a specific lot selection.

Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and distributes substantially all of its net taxable income and net capital gains each year. The Portfolio is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

The Portfolio is not subject to examination by U.S. federal tax authorities for tax years before 2007, or state tax authorities for tax years before 2006.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), net capital losses recognized after December 31, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

2.	UNREALIZED APPRECIATION (DEPRECIATION)

At March 31, 2011, the U.S. Federal income tax cost basis was $60,502,269. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $2,118,942 and gross depreciation of securities in which there was an excess of tax cost over value of $829,783 resulting in net appreciation of $1,289,159.

3.	SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested in securities approved by the Board of Directors. The Portfolio had no securities on loan as of March 31, 2011.

MAXIM SERIES FUND, INC.

MAXIM SMALL-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2011

UNAUDITED

COMMON STOCK

Shares		Value ($)
Aerospace & Defense — 2.48%
30,845	AAR Corp *	855,023
6,035	American Science & Engineering Inc	557,393
43,110	Hexcel Corp *	848,836
7,665	Triumph Group Inc	677,969
		$2,939,221

Air Freight — 2.55%
35,830	Forward Air Corp	1,097,473
36,690	HUB Group Inc Class A *	1,327,811
29,600	UTI Worldwide Inc	599,104
		$3,024,388

Airlines — 0.48%
8,910	Alaska Air Group Inc *	565,072
		$565,072

Auto Parts & Equipment — 2.19%
54,030	Cooper Tire & Rubber Co	1,391,272
28,355	Tenneco Inc *	1,203,670
		$2,594,942

Banks — 3.15%
33,240	Cathay General Bancorp	566,742
44,640	MB Financial Inc	935,654
310,670	Synovus Financial Corp	745,608
25,580	Webster Financial Corp	548,179
25,550	Wintrust Financial Corp †	938,963
		$3,735,146

Biotechnology — 3.02%
15,615	Acorda Therapeutics Inc *	362,268
28,450	Cubist Pharmaceuticals Inc * †	718,078
27,975	ICON PLC sponsored ADR *	603,980
34,390	Incyte Corp Ltd * †	545,082
33,815	Momenta Pharmaceuticals Inc * †	535,968
23,280	Onyx Pharmaceuticals Inc *	818,990
		$3,584,366

Chemicals — 2.25%
15,905	Arch Chemicals Inc †	661,489
54,415	PolyOne Corp	773,237

17,625	Quaker Chemical Corp	707,996
10,635	Rockwood Holdings Inc *	523,455
		$2,666,177

Communications - Equipment — 5.84%
21,555	Acme Packet Inc *	1,529,543
53,170	Aruba Networks Inc *	1,799,273
21,635	Finisar Corp *	532,221
36,310	NETGEAR Inc *	1,177,896
27,400	Plantronics Inc	1,003,388
23,375	Riverbed Technology Inc *	880,069
		$6,922,390

Computer Software & Services — 13.27%
39,850	Ariba Inc *	1,360,479
49,050	AsiaInfo-Linkage Inc * †	1,061,933
27,780	Bottomline Technologies Inc *	698,389
16,285	BroadSoft Inc *	776,632
15,330	Concur Technologies Inc *	850,048
13,985	Constant Contact Inc * †	488,077
9,675	MICROS Systems Inc *	478,235
25,005	NetSuite Inc *	727,145
42,915	NIC Inc	534,721
10,250	OpenTable Inc * †	1,090,087
18,200	Rackspace Hosting Inc * †	779,870
42,915	Radiant Systems Inc *	759,595
31,710	SAVVIS Inc *	1,176,124
30,465	SuccessFactors Inc *	1,190,877
33,240	Taleo Corp *	1,185,006
66,005	TIBCO Software Inc *	1,798,636
14,755	VistaPrint NV *	765,785
		$15,721,639

Containers — 1.33%
88,900	Boise Inc †	814,324
10,920	Rock-Tenn Co Class A †	757,302
		$1,571,626

Cosmetics & Personal Care — 0.53%
21,885	Nu Skin Enterprises Inc Class A	629,194
		$629,194

Distributors — 1.17%
96,275	RSC Holdings Inc *	1,384,434
		$1,384,434

Electronic Instruments & Equipment — 3.85%
14,085	Anixter International Inc	984,401
13,700	Belden Inc	514,435
20,500	Coherent Inc *	1,191,255
15,870	General Cable Corp *	687,171
7,665	II-VI Inc *	381,334
15,905	Tech Data Corp *	808,928
		$4,567,524

Electronics - Semiconductor — 4.52%
26,490	Cavium Networks Inc *	1,190,196
66,580	Cirrus Logic Inc *	1,400,177
21,075	Cymer Inc *	1,192,424
121,345	TriQuint Semiconductor Inc *	1,569,319
		$5,352,116

Engineering & Construction — 1.42%
34,390	MasTec Inc *	715,312
40,235	MYR Group Inc *	962,421
		$1,677,733

Financial Services — 2.32%
52,975	Encore Capital Group Inc *	1,254,978
17,530	Portfolio Recovery Associates Inc *	1,492,329
		$2,747,307

Food & Beverages — 1.01%
21,365	Diamond Foods Inc	1,192,167
		$1,192,167

Gold, Metals & Mining — 0.66%
19,065	Materion Corp *	777,852
		$777,852

Health Care Related — 5.29%
30,845	Bio-Reference Laboratories Inc *	692,162
22,515	Catalyst Health Solutions Inc *	1,259,264
6,325	Computer Programs & Systems Inc	406,571
50,390	HealthSouth Corp *	1,258,742
18,105	Healthspring Inc *	676,584
23,375	Medidata Solutions Inc *	597,699
31,805	PSS World Medical Inc *	863,506
6,130	Quality Systems Inc †	510,874
		$6,265,402

Household Goods — 0.49%
11,525	Tempur-Pedic International Inc *	583,857
		$583,857

Investment Bank/Brokerage Firm — 1.13%
18,585	Stifel Financial Corp *	1,334,217
		$1,334,217

Leisure & Entertainment — 0.82%
26,155	Life Time Fitness Inc *	975,843
		$975,843

Machinery — 3.97%
45,025	Actuant Corp Class A	1,305,725
24,560	Barnes Group Inc †	512,813
18,775	CIRCOR International Inc	882,800
21,840	EnPro Industries Inc *	793,229
28,450	Meritor Inc *	482,796

7,010	Valmont Industries Inc	731,634
		$4,708,997

Medical Products — 4.13%
7,280	HeartWare International Inc * †	622,659
28,070	Merit Medical Systems Inc *	550,733
18,870	Neogen Corp * †	780,841
24,235	NuVasive Inc *	613,630
17,820	SonoSite Inc *	593,762
27,305	STERIS Corp	943,115
17,625	West Pharmaceutical Services Inc	789,071
		$4,893,811

Miscellaneous — 1.46%
36,690	Acacia Research *	1,255,532
11,785	Corporate Executive Board Co	475,760
		$1,731,292

Office Equipment & Supplies — 0.36%
41,575	American Reprographics Co *	430,301
		$430,301

Oil & Gas — 6.79%
12,110	Berry Petroleum Co Class A	610,950
25,880	Brigham Exploration Co *	962,218
5,975	CARBO Ceramics Inc	843,192
28,835	Gulfport Energy Corp *	1,042,385
8,430	Lufkin Industries Inc	787,952
59,490	North American Energy Partners Inc *	733,512
22,275	Oasis Petroleum Inc *	704,335
49,700	Pioneer Drilling Co *	685,860
43,405	Western Refining Inc * †	735,715
23,060	World Fuel Services Corp	936,467
		$8,042,586

Paper & Forest Products — 0.65%
28,165	Buckeye Technologies Inc	766,933
		$766,933

Personal Loans — 1.92%
58,530	Cardtronics Inc *	1,191,085
16,575	World Acceptance Corp * †	1,080,690
		$2,271,775

Pharmaceuticals — 2.73%
19,925	Impax Laboratories Inc *	507,091
34,680	Medicines Co *	564,937
11,210	Medicis Pharmaceutical Corp Class A	359,168
8,240	Par Pharmaceutical Cos Inc *	256,099
38,700	Questcor Pharmaceuticals Inc *	557,667
11,115	Salix Pharmaceuticals Ltd *	389,359
29,985	ViroPharma Inc *	596,702
		$3,231,023

Pollution Control — 0.90%
43,015	Tetra Tech Inc *	1,062,040
		$1,062,040

Printing & Publishing — 1.56%
86,695	Innerworkings Inc * †	639,809
41,385	Valassis Communications Inc *	1,205,959
		$1,845,768

Restaurants — 1.42%
10,635	Bravo Brio Restaurant Group Inc *	188,133
20,500	California Pizza Kitchen Inc *	346,040
87,545	Ruby Tuesday Inc *	1,147,715
		$1,681,888

Retail — 6.56%
49,910	Ann Inc * †	1,452,880
65,430	Asbury Automotive Group Inc *	1,209,801
32,475	Ascena Retail Group Inc *	1,052,515
78,170	Chicos FAS Inc	1,164,733
26,920	DSW Inc * †	1,075,723
18,185	Hibbett Sports Inc *	651,205
10,345	Makemytrip Ltd * †	303,212
18,010	Ulta Salon Cosmetics & Fragrance Inc *	866,821
		$7,776,890

Savings & Loans — 0.33%
144,845	PMI Group Inc * †	391,082
		$391,082

Shoes — 2.09%
16,575	Deckers Outdoor Corp *	1,427,936
22,320	Steven Madden Ltd * †	1,047,478
		$2,475,414

Specialized Services — 2.91%
22,895	Kelly Services Inc Class A *	497,050
19,640	RightNow Technologies Inc *	614,732
37,935	Sapient Corp *	434,356
34,585	VeriFone Holdings Inc *	1,900,446
		$3,446,584

Textiles — 1.11%
23,090	Warnaco Group Inc *	1,320,517
		$1,320,517

Transportation — 0.65%
40,140	Knight Transportation Inc	772,695
		$772,695

TOTAL COMMON STOCK — 99.31% (Cost $91,998,925)		$117,662,209

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

489,000	Federal Home Loan Bank 0.00% April 1, 2011	489,000

TOTAL SHORT-TERM INVESTMENTS — 0.41% (Cost $489,000)		$489,000

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

1,821,953	Undivided interest of 7.15% in a repurchase agreement (Principal Amount/Value $25,469,000 with a maturity value of $25,469,092) with Household Bank Securities Inc, 0.13%, dated 3/31/11, to be repurchased at $1,821,953 on 4/1/11, collateralized by various U.S. Government or agency securities, 0.00% - 4.13%, 1/12/12 - 10/3/22, with a value of $25,978,645.	1,821,953
3,346,915	Undivided interest of 13.11% in a repurchase agreement (Principal Amount/Value $25,522,000 with a maturity value of $25,522,106) with BNP Paribas Securities Corp, 0.15%, dated 3/31/11, to be repurchased at $3,346,915 on 4/1/11, collateralized by various U.S. Government or agency securities, 0.00% - 6.21%, 4/6/11 - 6/5/36, with a value of $26,032,492.	3,346,915
1,877,952	Undivided interest of 7.05% in a repurchase agreement (Principal Amount/Value $26,649,000 with a maturity value of $26,649,089) with Credit Suisse Inc, 0.12%, dated 3/31/11, to be repurchased at $1,877,952 on 4/1/11, collateralized by U.S. Treasury, 1.25% - 3.63%, 4/15/11 - 1/15/29, with a value of $27,182,003.	1,877,952
1,821,954	Undivided interest of 7.23% in a repurchase agreement (Principal Amount/Value $25,203,000 with a maturity value of $25,203,105) with Merrill Lynch, Pierce, Fenner & Smith, 0.15%, dated 3/31/11, to be repurchased at $1,821,954 on 4/1/11, collateralized by Ginnie Mae, 2.63% - 9.50%, 5/15/11 - 5/15/52, with a value of $25,707,060.	1,821,954
1,018,974	Undivided interest of 3.88% in a repurchase agreement (Principal Amount/Value $26,233,000 with a maturity value of $26,233,087) with Barclays Capital Inc, 0.12%, dated 3/31/11, to be repurchased at $1,018,974 on 4/1/11, collateralized by U.S. Treasury, 2.50% - 3.00%, 7/15/12 - 7/15/16, with a value of $26,757,662.	1,018,974

TOTAL SECURITIES LENDING COLLATERAL — 8.35% (Cost $9,887,748)		$9,887,748

TOTAL INVESTMENTS — 108.07% (Cost $102,375,673)		$128,038,957

OTHER ASSETS & LIABILITIES — (8.07%)		$(9,557,839)

TOTAL NET ASSETS — 100%		$118,481,118

Legend

*	Non-income Producing Security

†	A portion or all of the security is on loan at March 31, 2011.
ADR	American Depositary Receipt

Management determines the Portfolio’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total net assets. These industry classifications are unaudited.

See notes following Schedule of Investments.

MAXIM SERIES FUND, INC.

MAXIM SMALL-CAP GROWTH PORTFOLIO

NOTES TO SCHEDULE OF INVESTMENTS

MARCH 31, 2011

UNAUDITED

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty portfolios. Interests in the Maxim Small-Cap Growth Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term capital growth. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are series of the fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and US and foreign news sources.

Short-term Investments:	Amortized cost.

Securities Lending Collateral:	Matures next day and therefore priced at par.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 — Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 — Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 — Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of March 31, 2011, the inputs used to value the Portfolio’s investments are detailed in the following table. At no point during the period did the Portfolio hold securities valued with Level 3 inputs. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the period.

Description*	Level 1		Level 2		Level 3		Total
Assets	$		$		$		$
Equity Investments:
Domestic Common Stock		114,656,617		-		-		114,656,617
Foreign Common Stock		3,005,592		-		-		3,005,592
Short-term Investments and Securities Lending Collateral		-		10,376,748		-		10,376,748

Total		$117,662,209		$10,376,748		$0		$128,038,957

*Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment advisor has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios in Maxim Series Fund, Inc., may invest in repurchase agreement transactions that are jointly collateralized by various U.S. Treasury or Agency obligations.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold is determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and distributes substantially all of its net taxable income and net capital gains each year. The Portfolio is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

The Portfolio is not subject to examination by U.S. federal tax authorities for tax years before 2007, or state tax authorities for tax years before 2006.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), net capital losses recognized after December 31, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

2.	UNREALIZED APPRECIATION (DEPRECIATION)

At March 31, 2011, the U.S. Federal income tax cost basis was $102,956,185. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $27,201,694 and gross depreciation of securities in which there was an excess of tax cost over value of $2,118,921 resulting in net appreciation of $25,082,773.

3.	SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested in securities approved by the Board of Directors. As of March 31, 2011 the Portfolio had securities on loan valued at $9,648,757 and received collateral of $9,887,748 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The Portfolio also continues to receive interest or dividends on the securities loaned. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

MAXIM SERIES FUND, INC.

MAXIM SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2011

UNAUDITED

COMMON STOCK

Shares		Value ($)

Aerospace & Defense — 1.80%
12,200	Ceradyne Inc *	549,976
6,900	Cubic Corp	396,750
300	Esterline Technologies Corp *	21,216
42,000	GenCorp Inc *	251,160
		$1,219,102

Air Freight — 1.51%
14,300	Atlas Air Worldwide Holdings Inc *	996,996
1,300	Park-Ohio Holdings Corp *	26,858
		$1,023,854

Airlines — 1.64%
14,300	Alaska Air Group Inc *	906,906
23,100	US Airways Group Inc *	201,201
		$1,108,107

Auto Parts & Equipment — 0.55%
27,400	American Axle & Manufacturing Holdings Inc *	344,966
1,900	Motorcar Parts of America Inc *	26,562
		$371,528

Banks — 8.49%
4,500	1st Source Corp	90,180
14,800	Bancorp Inc *	136,604
5,800	Bank of Hawaii Corp	277,356
1,000	Bryn Mawr Bank Corp	20,570
1,400	Camden National Corp	47,936
3,700	Cathay General Bancorp	63,085
700	Century Bancorp Inc	18,739
6,400	Citizens & Northern Corp	107,584
30,100	Community Bank System Inc	730,527
700	Community Trust Bancorp Inc	19,369
8,300	Enterprise Financial Services Corp	116,781
2,200	Financial Institutions Inc	38,500
900	First Citizens BancShares Inc Class A	180,522
5,400	First Financial Bancorp	90,126
8,700	First Financial Bankshares Inc	446,919
2,200	First Financial Corp	73,128
27,600	Fulton Financial Corp	306,636
2,400	Great Southern Bancorp Inc	51,480
1,800	Independent Bank Corp (MA)	48,618
5,355	Lakeland Bancorp Inc	55,585
6,600	Lakeland Financial Corp	149,688

2,200	MainSource Financial Group Inc	22,022
1,100	NBT Bancorp Inc	25,069
1,400	Northrim BanCorp Inc	26,726
37,800	Old National Bancorp	405,216
700	Orrstown Financial Services Inc	19,600
4,100	Park National Corp	273,962
2,500	S&T Bancorp Inc	53,925
4,500	Southside Bancshares Inc	96,300
2,700	Southwest Bancorp Inc	38,313
2,100	State Bancorp Inc	21,819
5,000	Suffolk Bancorp	104,900
5,700	SY Bancorp Inc	143,412
500	Tompkins Financial Corp	20,775
2,000	UMB Financial Corp	74,710
15,800	United Bankshares Inc	419,016
3,400	Virginia Commerce Bancorp Inc *	19,516
3,300	Washington Trust Bancorp Inc	78,342
35,200	Webster Financial Corp	754,336
2,100	WesBanco Inc	43,491
5,100	West Bancorp Inc	40,698
		$5,752,081

Biotechnology — 0.25%
3,400	Affymetrix Inc *	17,714
20,600	Vanda Pharmaceuticals Inc *	150,174
		$167,888

Broadcast/Media — 0.05%
3,100	Harte-Hanks Inc	36,890
		$36,890

Building Materials — 0.31%
17,700	Gibraltar Industries Inc *	211,161
		$211,161

Chemicals — 2.41%
32,500	Ferro Corp *	539,175
3,700	Innospec Inc *	118,178
3,300	Minerals Technologies Inc	226,116
13,700	OM Group Inc *	500,598
5,000	Rockwood Holdings Inc *	246,100
		$1,630,167

Communications - Equipment — 0.58%
3,700	Black Box Corp	130,055
8,200	Comtech Telecommunications Corp	222,876
6,600	Symmetricom Inc *	40,458
		$393,389

Computer Hardware & Systems — 1.28%
43,300	Imation Corp *	482,362
20,700	QLogic Corp *	383,985
		$866,347

Computer Software & Services — 2.11%
12,000	EarthLink Inc	93,960

26,400	Epicor Software Corp *	292,248
5,300	Fair Isaac Corp	167,533
4,500	j2 Global Communications Inc *	132,795
9,300	ModusLink Global Solutions Inc	50,778
26,000	Take-Two Interactive Software Inc *	399,620
20,300	ValueClick Inc *	293,538
		$1,430,472

Conglomerates — 0.07%
1,200	Standex International Corp	45,468
		$45,468

Cosmetics & Personal Care — 0.03%
1,400	Nutraceutical International Corp *	20,972
		$20,972

Distributors — 2.38%
6,000	Audiovox Corp Class A *	48,000
4,600	Core-Mark Holding Co Inc *	152,030
1,000	Lawson Products Inc	23,040
28,300	United Rentals Inc *	941,824
7,200	WESCO International Inc *	450,000
		$1,614,894

Electric Companies — 2.89%
4,700	Cleco Corp	161,163
31,500	El Paso Electric Co *	957,600
23,200	UniSource Energy Corp	838,216
		$1,956,979

Electronic Instruments & Equipment — 3.72%
9,000	Anixter International Inc	629,010
22,500	AVX Corp	335,475
2,800	Coherent Inc *	162,708
7,200	CTS Corp	77,760
2,000	General Cable Corp *	86,600
1,400	Insight Enterprises Inc *	23,842
3,700	LoJack Corp *	17,353
8,300	Newport Corp *	147,989
12,700	RadiSys Corp *	109,982
5,300	Thomas & Betts Corp *	315,191
5,500	Ultralife Corp *	27,830
33,200	Vishay Intertechnology Inc *	588,968
		$2,522,708

Electronics - Semiconductor — 1.60%
700	Amtech Systems Inc *	17,668
4,100	DSP Group Inc *	31,570
22,300	Fairchild Semiconductor International Inc *	405,860
6,200	Lattice Semiconductor Corp *	36,580
15,200	Micrel Inc	204,896
33,100	Photronics Inc *	296,907
4,600	Rambus Inc *	91,080
		$1,084,561

Engineering & Construction — 1.32%
98,600	Great Lakes Dredge & Dock Corp	752,318
8,300	Sterling Construction Co Inc *	140,104
		$892,422

Financial Services — 3.30%
23,800	American Capital Ltd *	235,620
9,700	Arlington Asset Investment Corp Class A	295,268
4,500	BlackRock Kelso Capital Corp	45,585
6,100	Calamos Asset Management Inc Class A	101,199
10,400	Compass Diversified Holdings	153,296
4,900	Gladstone Capital Corp	55,419
15,900	Gladstone Investment Corp	123,384
2,600	Hercules Technology Growth Capital Inc	28,600
1,700	Kayne Anderson Energy Development Co	33,252
40,900	KKR Financial Holdings LLC	400,411
1,900	Marlin Business Services Corp *	23,446
7,000	MCG Capital Corp	45,500
2,300	Medallion Financial Corp	20,217
5,400	NewStar Financial Inc *	58,968
3,900	NGP Capital Resources Co	37,596
53,400	TICC Capital Corp	580,458
		$2,238,219

Food & Beverages — 1.13%
12,400	B&G Foods Inc	232,748
600	Coca-Cola Bottling Co Consolidated	40,104
1,600	Hain Celestial Group Inc *	51,648
2,300	John B Sanfilippo & Son Inc *	26,910
2,400	MGP Ingredients Inc	20,928
3,500	Nash Finch Co	132,790
15,900	SUPERVALU Inc	141,987
8,900	Susser Holdings Corp *	116,501
		$763,616

Foreign Banks — 0.90%
35,100	Banco Latinoamericano de Exportaciones SA	612,846
		$612,846

Gold, Metals & Mining — 2.74%
41,600	Century Aluminum Co *	777,088
31,100	Coeur d’Alene Mines Corp *	1,081,658
		$1,858,746

Health Care Related — 2.83%
5,000	AMERIGROUP Corp *	321,250
47,200	Five Star Quality Care Inc *	383,736
4,400	Health Management Associates Inc Class A *	47,960
4,200	Healthspring Inc *	156,954
10,800	Magellan Health Services Inc *	530,064
4,500	PDI Inc *	36,495
13,400	PharMerica Corp *	153,296
2,600	Providence Service Corp *	38,948
3,200	US Physical Therapy Inc	71,488
4,300	WellCare Health Plans Inc *	180,385
		$1,920,576

Homebuilding — 0.45%
20,200	Beazer Homes USA Inc *	92,314
23,500	Hovnanian Enterprises Inc Class A *	82,955
8,100	Ryland Group Inc	128,790
		$304,059

Hotels/Motels — 0.02%
2,100	Red Lion Hotels Corp *	17,220
		$17,220

Household Goods — 0.34%
5,100	Blyth Inc	165,699
2,000	Central Garden & Pet Co *	18,420
2,900	Lifetime Brands Inc	43,500
		$227,619

Insurance Related — 5.48%
6,000	Allied World Assurance Co Holdings Ltd	376,140
63,300	American Equity Investment Life Holding Co	830,496
5,400	Amtrust Financial Services Inc	102,978
9,100	Aspen Insurance Holdings Ltd	250,796
9,100	Crawford & Co Class B	43,316
2,800	Employers Holdings Inc	57,848
1,100	Endurance Specialty Holdings Ltd	53,702
4,800	Enstar Group Ltd *	479,424
3,500	FPIC Insurance Group Inc *	132,650
21,800	MBIA Inc *	218,872
17,700	Montpelier Re Holdings Ltd	312,759
19,000	Phoenix Cos Inc *	51,680
14,300	Platinum Underwriters Holdings Ltd	544,687
1,600	United Fire & Casualty Co	32,336
7,200	Unitrin Inc	222,336
		$3,710,020

Investment Bank/Brokerage Firm — 0.70%
51,000	BGC Partners Inc Class A	473,790
		$473,790

Leisure & Entertainment — 2.03%
17,200	Ameristar Casinos Inc	305,300
8,900	Arctic Cat Inc *	138,395
6,100	Isle of Capri Casinos Inc *	57,950
43,900	JAKKS Pacific Inc *	849,465
4,400	Multimedia Games Holding Co Inc *	25,212
		$1,376,322

Machinery — 3.08%
5,800	Altra Holdings Inc *	136,996
4,400	Briggs & Stratton Corp	99,660
2,200	Hardinge Inc	30,140
5,200	Kadant Inc *	136,188
4,900	Miller Industries Inc	79,576
2,500	Mueller Industries Inc	91,550
4,300	NACCO Industries Inc Class A	475,881
3,500	NN Inc *	63,910

10,500	Oshkosh Corp *	371,490
600	Sauer-Danfoss Inc *	30,558
3,200	Toro Co	211,904
2,300	Twin Disc Inc	74,106
6,700	Watts Water Technologies Inc Class A	255,873
1,100	Xerium Technologies Inc *	26,455
		$2,084,287

Manufacturing — 0.06%
1,200	Measurement Specialties Inc *	40,872
		$40,872

Medical Products — 2.18%
3,600	Cooper Cos Inc	250,020
9,200	Hill-Rom Holdings Inc	349,416
20,800	Invacare Corp	647,296
700	Sirona Dental Systems Inc *	35,112
3,000	SonoSite Inc *	99,960
2,700	STERIS Corp	93,258
		$1,475,062

Miscellaneous — 0.13%
2,600	G&K Services Inc Class A	86,450
		$86,450

Oil & Gas — 6.37%
17,900	BASiC Energy Services Inc *	456,629
7,600	Bronco Drilling Co Inc *	85,880
13,400	Complete Production Services Inc *	426,254
22,700	CVR Energy Inc *	525,732
10,000	Energy Partners Ltd *	180,000
55,100	Hercules Offshore Inc *	364,211
24,000	Petroquest Energy Inc *	224,640
15,800	Stone Energy Corp *	527,246
43,600	W&T Offshore Inc	993,644
31,400	Western Refining Inc *	532,230
		$4,316,466

Paper & Forest Products — 2.38%
29,900	Buckeye Technologies Inc	814,177
7,800	Domtar Corp	715,884
5,000	KapStone Paper & Packaging Corp *	85,850
		$1,615,911

Personal Loans — 0.95%
50,800	Advance America Cash Advance Centers Inc	269,240
6,200	QC Holdings Inc	26,846
5,300	World Acceptance Corp *	345,560
		$641,646

Pharmaceuticals — 1.36%
1,800	Impax Laboratories Inc *	45,810
6,900	Medicis Pharmaceutical Corp Class A	221,076
16,600	Par Pharmaceutical Cos Inc *	515,928
7,000	ViroPharma Inc *	139,300
		$922,114

Pollution Control — 0.05%
1,800	US Ecology Inc	31,374
		$31,374

Printing & Publishing — 0.76%
20,600	AH Belo Corp *	172,216
1,700	Consolidated Graphics Inc *	92,871
8,500	Valassis Communications Inc *	247,690
		$512,777

Railroads — 0.38%
15,300	RailAmerica Inc *	260,712
		$260,712

Real Estate — 12.73%
480	Alexander’s Inc REIT	195,336
11,200	Arbor Realty Trust Inc REIT *	63,616
20,600	Ashford Hospitality Trust REIT	227,012
3,800	Associated Estates Realty Corp REIT	60,344
3,300	BRT Realty Trust REIT *	21,351
37,200	CapLease Inc REIT	203,856
37,200	CBL & Associates Properties Inc REIT	648,024
52,300	Colonial Properties Trust REIT	1,006,775
21,400	Dynex Capital Inc REIT	215,284
46,300	Extra Space Storage Inc REIT	958,873
26,600	Getty Realty Corp REIT	608,608
12,300	Hersha Hospitality Trust REIT	73,062
17,800	Lexington Realty Trust REIT	166,430
7,900	Mission West Properties Inc REIT	51,903
6,600	Monmouth Real Estate Investment Corp REIT	54,186
15,200	National Health Investors Inc REIT	728,384
46,900	Newcastle Investment Corp REIT *	283,276
15,200	One Liberty Properties Inc REIT	229,216
25,000	Post Properties Inc REIT	981,250
1,100	PS Business Parks Inc REIT	63,734
3,800	Sovran Self Storage Inc REIT	150,290
8,500	Sun Communities Inc REIT	303,025
7,600	UMH Properties Inc REIT	75,544
87,600	U-Store-It Trust REIT	921,552
27,200	Winthrop Realty Trust REIT	333,200
		$8,624,131

Restaurants — 1.54%
160	Biglari Holdings Inc *	67,768
2,000	Brinker International Inc	50,600
12,400	Cheesecake Factory Inc *	373,116
15,300	O’Charley’s Inc *	91,341
1,300	PF Chang’s China Bistro Inc	60,047
30,400	Ruby Tuesday Inc *	398,544
		$1,041,416

Retail — 6.04%
18,100	Cabela’s Inc *	452,681
9,000	Casey’s General Stores Inc	351,000
11,500	Casual Male Retail Group Inc *	56,465

10,100	Cato Corp Class A	247,450
900	Collective Brands Inc *	19,422
16,900	Dillard’s Inc	678,028
8,300	DSW Inc *	331,668
14,400	Finish Line Inc Class A	285,840
14,300	MarineMax Inc *	140,998
36,400	Pier 1 Imports Inc *	369,460
6,000	Retail Ventures Inc *	103,500
18,200	Select Comfort Corp *	219,492
12,700	Sonic Automotive Inc Class A	177,927
4,000	Stamps.com Inc	53,400
10,100	Williams-Sonoma Inc	409,050
48,800	Zale Corp *	194,712
		$4,091,093

Savings & Loans — 1.76%
2,000	Astoria Financial Corp	28,740
20,300	Brookline Bancorp Inc	213,759
14,300	Dime Community Bancshares Inc	211,068
3,300	First Defiance Financial Corp	47,025
11,600	OceanFirst Financial Corp	161,820
17,200	Provident Financial Services Inc	254,560
4,800	Provident New York Bancorp	49,536
15,500	TrustCo Bank Corp NY	91,915
2,800	WSFS Financial Corp	131,880
		$1,190,303

Specialized Services — 0.86%
12,000	Acxiom Corp *	172,200
10,600	Career Education Corp *	240,832
3,100	On Assignment Inc *	29,326
2,500	VeriFone Holdings Inc *	137,375
		$579,733

Telephone & Telecommunications — 0.51%
7,400	SureWest Communications *	106,412
52,900	Vonage Holdings Corp *	241,224
		$347,636

Textiles — 0.11%
5,200	Movado Group Inc *	76,336
		$76,336

Transportation — 1.25%
8,700	Amerco Inc *	843,900
		$843,900

Utilities — 1.96%
7,600	Chesapeake Utilities Corp	316,312
8,100	NorthWestern Corp	245,430
19,700	Southwest Gas Corp	767,709
		$1,329,451

Water — 0.08%
4,700	Consolidated Water Co Ltd	51,230
		$51,230

TOTAL COMMON STOCK — 97.45%		$66,014,923
(Cost $55,292,255)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

1,485,000	Federal Home Loan Bank	1,485,000
	0.00% April 1, 2011
150,000	United States of America T-Bill	149,973
	0.09% June 16, 2011

TOTAL SHORT-TERM INVESTMENTS — 2.41%		$1,634,973
(Cost $1,634,973)

TOTAL INVESTMENTS — 99.86%		$67,649,896
(Cost $56,927,228)

OTHER ASSETS & LIABILITIES — 0.14%		$91,962

TOTAL NET ASSETS — 100%		$67,741,858

Legend

*	Non-incomeProducing Security
REIT	RealEstate Investment Trust

At March 31, 2011, the Portfolio had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
Russell 2000 Mini Long Futures	18	$1,515,060	June 2011	$63,447

Management determines the Portfolio’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total net assets. These industry classifications are unaudited.

See notes following Schedule of Investments.

MAXIM SERIES FUND, INC.

MAXIM SMALL-CAP VALUE PORTFOLIO

NOTES TO SCHEDULE OF INVESTMENTS

MARCH 31, 2011

UNAUDITED

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty portfolios. Interests in the Maxim Small-Cap Value Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term growth of capital. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are series of the fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and US and foreign news sources.

Derivative Investments:
Futures Contracts	Exchange traded close price.

Short-term Investments:	Amortized cost.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of March 31, 2011, the inputs used to value the Portfolio’s investments are detailed in the following table. At no point during the period did the Portfolio hold securities valued with Level 3 inputs. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the period.

Description*		Level 1		Level 2		Level 3		Total
Assets	$		$		$		$
Equity Investments:
Domestic Common Stock		62,499,277		-		-		62,499,277
Foreign Common Stock		3,515,646		-		-		3,515,646
Derivative Investments:
Futures Contracts Variation Margin		26,136		-		-		26,136
Short-term Investments		-		1,634,973		-		1,634,973

Total	$	66,041,059	$	1,634,973	$	0	$	67,676,032

*Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Financial Futures Contracts

Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. When the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold is determined on a specific lot selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and distributes substantially all of its net taxable income and net capital gains each year. The Portfolio is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

The Portfolio is not subject to examination by U.S. federal or state tax authorities for tax years before 2008.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), net capital losses recognized after December 31, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

2.	UNREALIZED APPRECIATION (DEPRECIATION)

At March 31, 2011, the U.S. Federal income tax cost basis was $58,547,305. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $10,909,395 and gross depreciation of securities in which there was an excess of tax cost over value of $1,806,804 resulting in net appreciation of $9,102,591.

3.	DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio uses futures contracts in order for the Portfolio to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the clearinghouse will fail to perform its obligations.

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2011

UNAUDITED

COMMON STOCK
Shares		Value ($)

Aerospace & Defense — 2.51%
750	Alliant Techsystems Inc	53,003
2,358	BE Aerospace Inc *	83,780
16,987	Boeing Co	1,255,849
8,731	General Dynamics Corp	668,445
2,880	Goodrich Corp	246,326
18,226	Honeywell International Inc	1,088,275
4,266	ITT Corp	256,173
2,592	L-3 Communications Holdings Inc	202,980
6,676	Lockheed Martin Corp	536,751
6,737	Northrop Grumman Corp	422,477
3,329	Precision Castparts Corp	489,962
8,406	Raytheon Co	427,613
3,599	Rockwell Collins Inc	233,323
21,397	United Technologies Corp	1,811,256
		$7,776,213

Agriculture — 0.20%
14,962	Archer-Daniels-Midland Co	538,782
1,720	Corn Products International Inc	89,130
		$627,912

Air Freight — 0.94%
3,816	CH Robinson Worldwide Inc	282,880
4,874	Expeditors International of Washington Inc	244,382
7,272	FedEx Corp	680,296
22,914	United Parcel Service Inc Class B	1,702,969
		$2,910,527

Airlines — 0.11%
3,364	AirTran Holdings Inc *	25,062
844	Alaska Air Group Inc *	53,526
4,495	JetBlue Airways Corp *	28,184
17,574	Southwest Airlines Co	221,960
		$328,732

Auto Parts & Equipment — 0.34%
2,698	BorgWarner Inc *	215,004
3,188	Gentex Corp	96,437
5,713	Goodyear Tire & Rubber Co *	85,581
15,778	Johnson Controls Inc	655,891
		$1,052,913

Automobiles — 0.51%
87,912	Ford Motor Co *	1,310,768
5,468	Harley-Davidson Inc	232,335
995	Thor Industries Inc	33,203
		$1,576,306

Banks — 2.90%
4,247	Associated Banc-Corp	63,068
1,535	Bancorpsouth Inc	23,716
1,201	Bank of Hawaii Corp	57,432
16,207	BB&T Corp	444,882
1,805	Cathay General Bancorp	30,775
1,075	City National Corp	61,329
4,129	Comerica Inc	151,617
1,821	Commerce Bancshares Inc	73,641
1,416	Cullen/Frost Bankers Inc	83,572
3,140	East West Bancorp Inc	68,954
21,119	Fifth Third Bancorp	293,132
5,533	First Horizon National Corp	62,025
2,314	FirstMerit Corp	39,477
4,133	Fulton Financial Corp	45,918
19,998	Huntington Bancshares Inc	132,787
1,423	International Bancshares Corp	26,098
20,416	KeyCorp	181,294
2,740	M&T Bank Corp	242,408
12,385	Marshall & Ilsley Corp	98,956
688	PacWest Bancorp	14,964
12,159	PNC Financial Services Group Inc	765,895
1,016	Prosperity Bancshares Inc	43,454
29,742	Regions Financial Corp	215,927
11,517	SunTrust Banks Inc	332,150
925	SVB Financial Group *	52,660
18,817	Synovus Financial Corp	45,161
3,161	TCF Financial Corp †	50,133
1,368	Trustmark Corp	32,039
44,422	US Bancorp	1,174,073
3,616	Valley National Bancorp	50,479
1,792	Webster Financial Corp	38,403
122,458	Wells Fargo & Co ~	3,881,919
666	Westamerica Bancorp	34,212
3,932	Zions Bancorp	90,672
		$9,003,222

Biotechnology — 1.71%
21,687	Amgen Inc *	1,159,170
5,488	Biogen Idec Inc *	402,764
464	Bio-Rad Laboratories Inc Class A *	55,745
10,817	Celgene Corp *	622,302
1,749	Cephalon Inc *	132,539
1,291	Charles River Laboratories International Inc *	49,549
1,537	Covance Inc *	84,105
5,974	Genzyme Corp *	454,920
18,501	Gilead Sciences Inc *	785,183
4,193	Life Technologies Corp *	219,797
744	Mettler-Toledo International Inc *	127,968
2,679	PerkinElmer Inc	70,377
2,723	Pharmaceutical Product Development Inc	75,454
833	Techne Corp	59,643
9,176	Thermo Fisher Scientific Inc *	509,727

1,198	United Therapeutics Corp *	80,290
4,644	Vertex Pharmaceuticals Inc *	222,587
2,136	Waters Corp *	185,618
		$5,297,738

Broadcast/Media — 2.88%
5,238	Cablevision Systems Corp NY Group	181,287
15,670	CBS Corp Class B	392,377
64,636	Comcast Corp Class A	1,597,802
18,482	DIRECTV Class A *	864,958
6,642	Discovery Communications Inc Class A *	265,016
1,653	DreamWorks Animation SKG Inc Class A *	46,168
1,069	Harte-Hanks Inc	12,721
11,536	Interpublic Group of Cos Inc	145,007
1,319	Lamar Advertising Co Class A *	48,724
52,834	News Corp Class A	927,765
6,617	Omnicom Group Inc	324,630
2,192	Scripps Networks Interactive Inc	109,797
7,997	Time Warner Cable Inc	570,506
25,418	Time Warner Inc	907,423
13,968	Viacom Inc Class B	649,791
44,145	Walt Disney Co	1,902,208
		$8,946,180

Building Materials — 0.06%
1,127	Lennox International Inc	59,258
8,521	Masco Corp	118,612
		$177,870

Chemicals — 2.20%
4,942	Air Products & Chemicals Inc	445,670
1,693	Airgas Inc	112,449
2,194	Albemarle Corp	131,135
1,907	Ashland Inc	110,148
1,631	Cabot Corp	75,499
1,632	CF Industries Holdings Inc	223,241
1,142	Cytec Industries Inc	62,091
27,145	Dow Chemical Co	1,024,724
1,707	Eastman Chemical Co	169,539
5,442	Ecolab Inc	277,651
21,419	EI du Pont de Nemours & Co	1,177,403
1,710	FMC Corp	145,230
1,896	International Flavors & Fragrances Inc	118,121
1,088	Intrepid Potash Inc *	37,884
1,493	Lubrizol Corp	200,002
408	Minerals Technologies Inc	27,956
12,413	Monsanto Co	896,963
220	NewMarket Corp	34,808
1,792	Olin Corp	41,073
3,751	PPG Industries Inc	357,133
7,081	Praxair Inc	719,430
2,967	RPM International Inc	70,407
1,053	Scotts Miracle-Gro Co Class A	60,916
1,118	Sensient Technologies Corp	40,069
2,878	Sigma-Aldrich Corp	183,156
2,339	Valspar Corp	91,455
		$6,834,153

Communications - Equipment — 2.01%
1,526	ADTRAN Inc	64,794
2,101	Ciena Corp * †	54,542
128,512	Cisco Systems Inc	2,203,981
1,895	F5 Networks Inc *	194,370
3,015	Harris Corp	149,544
5,046	JDS Uniphase Corp *	105,159
12,429	Juniper Networks Inc *	523,012
6,911	Motorola Mobility Holdings Inc *	168,628
7,899	Motorola Solutions Inc *	353,006
1,110	Plantronics Inc	40,648
1,923	Polycom Inc *	99,708
38,195	QUALCOMM Inc	2,094,232
3,472	Riverbed Technology Inc *	130,721
8,863	Tellabs Inc	46,442
		$6,228,787

Computer Hardware & Systems — 4.09%
21,415	Apple Inc * ~	7,462,057
38,778	Dell Inc *	562,669
1,657	Diebold Inc	58,757
48,083	EMC Corp *	1,276,604
50,638	Hewlett-Packard Co	2,074,639
1,753	Lexmark International Inc Class A *	64,931
3,551	NCR Corp *	66,901
8,547	NetApp Inc *	411,794
2,499	QLogic Corp *	46,356
5,429	SanDisk Corp *	250,223
3,919	Teradata Corp *	198,693
5,327	Western Digital Corp *	198,644
		$12,672,268

Computer Software & Services — 5.44%
687	ACI Worldwide Inc *	22,534
11,724	Adobe Systems Inc *	388,768
878	Advent Software Inc *	25,172
4,274	Akamai Technologies Inc *	162,412
2,150	ANSYS Inc *	116,509
2,625	AOL Inc *	51,266
5,338	Autodesk Inc *	235,459
4,196	BMC Software Inc *	208,709
9,007	CA Inc	217,789
6,188	Cadence Design Systems Inc *	60,333
4,364	Citrix Systems Inc *	320,579
5,039	Compuware Corp *	58,200
967	Concur Technologies Inc *	53,620
868	Digital River Inc *	32,489
26,541	eBay Inc *	823,833
7,833	Electronic Arts Inc *	152,979
1,112	Equinix Inc *	101,303
1,066	FactSet Research Systems Inc	111,642
1,111	Fair Isaac Corp †	35,119
5,830	Google Inc Class A * ~	3,417,604
2,116	Informatica Corp *	110,519
6,432	Intuit Inc *	341,539
1,988	Jack Henry & Associates Inc	67,373
2,641	Mentor Graphics Corp *	38,638
1,873	MICROS Systems Inc *	92,582
172,019	Microsoft Corp ~	4,362,402

8,158	Novell Inc *	48,377
90,429	Oracle Corp ~	3,017,616
2,847	Parametric Technology Corp *	64,029
1,382	Quest Software Inc *	35,089
2,350	Rackspace Hosting Inc *	100,698
4,524	Red Hat Inc *	205,344
2,620	Rovi Corp *	140,563
2,725	Salesforce.com Inc *	364,006
1,602	Solera Holdings Inc †	81,862
17,865	Symantec Corp *	331,217
3,405	Synopsys Inc *	94,148
4,056	TIBCO Software Inc *	110,526
1,747	ValueClick Inc *	25,262
4,114	VeriSign Inc	148,968
30,088	Yahoo! Inc *	500,965
		$16,878,042

Conglomerates — 2.33%
16,559	3M Co	1,548,267
1,536	Carlisle Cos Inc	68,429
247,143	General Electric Co ~	4,955,217
6,485	Textron Inc	177,624
11,000	Tyco International Ltd	492,470
		$7,242,007

Containers — 0.29%
1,573	AptarGroup Inc	78,855
4,188	Ball Corp	150,140
2,556	Bemis Co Inc	83,862
680	Greif Inc Class A	44,479
3,795	Owens-Illinois Inc *	114,571
2,284	Packaging Corp of America	65,985
951	Rock-Tenn Co Class A †	65,952
3,804	Sealed Air Corp	101,415
1,224	Silgan Holdings Inc	46,683
2,354	Sonoco Products Co	85,285
2,666	Temple-Inland Inc	62,384
		$899,611

Cosmetics & Personal Care — 0.28%
1,959	Alberto-Culver Co	73,012
10,013	Avon Products Inc	270,751
2,605	Estee Lauder Cos Inc Class A	251,018
4,774	Mead Johnson Nutrition Co	276,558
		$871,339

Distributors — 0.28%
3,426	Fastenal Co	222,108
1,061	GATX Corp	41,018
3,738	Genuine Parts Co	200,506
3,241	LKQ Corp *	78,108
1,013	MSC Industrial Direct Co Inc Class A	69,360
1,301	United Rentals Inc *	43,297
681	Watsco Inc	47,473
1,326	WW Grainger Inc	182,564
		$884,434

Electric Companies — 1.71%
11,070	American Electric Power Co Inc	389,000
1,375	Cleco Corp	47,149
2,800	DPL Inc	76,748
30,892	Duke Energy Corp	560,690
7,486	Edison International	273,913
4,162	Entergy Corp	279,728
15,286	Exelon Corp	630,395
9,714	FirstEnergy Corp	360,292
3,082	Great Plains Energy Inc	61,702
2,271	Hawaiian Electric Industries Inc	56,321
1,100	IDACORP Inc	41,910
9,738	NextEra Energy Inc	536,758
4,159	Northeast Utilities	143,901
2,384	NSTAR	110,308
5,479	NV Energy Inc	81,582
5,334	Pepco Holdings Inc	99,479
2,500	Pinnacle West Capital Corp	106,975
1,845	PNM Resources Inc	27,527
11,105	PPL Corp	280,956
6,738	Progress Energy Inc	310,891
19,652	Southern Co	748,938
2,745	Westar Energy Inc	72,523
		$5,297,686

Electronic Instruments & Equipment — 1.36%
1,060	Acuity Brands Inc	61,999
7,977	Agilent Technologies Inc *	357,210
3,732	AMETEK Inc	163,723
4,042	Amphenol Corp Class A	219,844
2,622	Arrow Electronics Inc *	109,809
3,501	Avnet Inc *	119,349
36,150	Corning Inc	745,775
17,423	Emerson Electric Co	1,018,026
1,250	First Solar Inc * †	201,050
3,687	FLIR Systems Inc	127,607
1,407	Hubbell Inc Class B	99,939
3,637	Ingram Micro Inc Class A *	76,486
894	Itron Inc *	50,457
1,947	National Instruments Corp	63,803
940	Regal-Beloit Corp	69,400
3,258	Rockwell Automation Inc	308,370
2,163	Roper Industries Inc	187,013
1,066	Tech Data Corp *	54,217
1,152	Thomas & Betts Corp *	68,510
3,959	Vishay Intertechnology Inc *	70,233
1,311	Woodward Inc	45,308
		$4,218,128

Electronics - Semiconductor — 2.50%
12,961	Advanced Micro Devices Inc *	111,465
7,243	Altera Corp	318,837
7,024	Analog Devices Inc	276,605
31,248	Applied Materials Inc	488,094
10,640	Atmel Corp *	145,023
11,041	Broadcom Corp Class A	434,794
2,586	Cree Inc *	119,370
3,848	Cypress Semiconductor Corp *	74,574
2,769	Fairchild Semiconductor International Inc *	50,396

3,443	Integrated Device Technology Inc *	25,375
127,663	Intel Corp	2,574,963
1,644	International Rectifier Corp *	54,351
2,877	Intersil Holding Corp Class A	35,819
3,817	KLA-Tencor Corp	180,811
2,930	Lam Research Corp *	166,014
5,210	Linear Technology Corp	175,212
14,656	LSI Corp *	99,661
5,160	MEMC Electronic Materials Inc *	66,873
4,396	Microchip Technology Inc †	167,092
19,641	Micron Technology Inc *	225,086
5,471	National Semiconductor Corp	78,454
2,126	Novellus Systems Inc *	78,938
13,372	NVIDIA Corp *	246,847
6,226	RF Micro Devices Inc *	39,909
1,356	Semtech Corp *	33,927
1,065	Silicon Laboratories Inc *	46,019
4,348	Skyworks Solutions Inc *	140,962
4,091	Teradyne Inc *	72,861
27,172	Texas Instruments Inc	939,064
1,717	Varian Semiconductor Equipment Associates Inc *	83,566
6,006	Xilinx Inc	196,997
		$7,747,959

Engineering & Construction — 0.39%
2,714	Aecom Technology Corp *	75,259
4,166	Fluor Corp	306,867
933	Granite Construction Inc	26,217
2,983	Jacobs Engineering Group Inc *	153,416
3,587	KBR Inc	135,481
1,092	Martin Marietta Materials Inc	97,920
5,070	Quanta Services Inc *	113,720
1,915	Shaw Group Inc *	67,810
1,956	URS Corp *	90,074
3,073	Vulcan Materials Co †	140,129
		$1,206,893

Financial Services — 4.91%
1,246	Affiliated Managers Group Inc *	136,275
4,741	Apollo Investment Corp	57,176
235,270	Bank of America Corp ~	3,136,149
28,702	Bank of New York Mellon Corp	857,329
673,636	Citigroup Inc * ~	2,977,471
1,546	CME Group Inc	466,196
2,819	Eaton Vance Corp	90,885
2,023	Federated Investors Inc Class B †	54,115
3,357	Franklin Resources Inc	419,894
1,675	IntercontinentalExchange Inc *	206,929
10,616	Invesco Ltd	271,345
4,576	Janus Capital Group Inc	57,063
92,556	JPMorgan Chase & Co ~	4,266,832
3,473	Legg Mason Inc	125,341
4,493	Leucadia National Corp	168,667
4,741	Moody’s Corp	160,767
2,742	MSCI Inc Class A *	100,960
3,415	NASDAQ OMX Group Inc *	88,244
5,651	Northern Trust Corp	286,788
6,185	NYSE Euronext	217,526
3,586	SEI Investments Co	85,634

11,753	State Street Corp	528,180
5,992	T Rowe Price Group Inc	397,989
1,944	Waddell & Reed Financial Inc Class A	78,946
		$15,236,701

Food & Beverages — 5.05%
1,236	BJ’s Wholesale Club Inc *	60,341
2,458	Brown-Forman Corp Class B	167,881
4,258	Campbell Soup Co †	140,982
53,362	Coca-Cola Co ~	3,540,569
7,952	Coca-Cola Enterprises Inc	217,090
10,352	ConAgra Foods Inc	245,860
4,141	Constellation Brands Inc Class A *	83,979
10,144	Costco Wholesale Corp	743,758
4,564	Dean Foods Co *	45,640
5,380	Dr Pepper Snapple Group Inc	199,921
1,951	Flowers Foods Inc	53,126
14,782	General Mills Inc	540,282
2,685	Green Mountain Coffee Roasters Inc *	173,478
1,681	Hansen Natural Corp *	101,247
3,585	Hershey Co	194,845
7,442	HJ Heinz Co	363,318
3,258	Hormel Foods Corp	90,703
2,836	JM Smucker Co	202,462
5,844	Kellogg Co	315,459
40,450	Kraft Foods Inc Class A	1,268,512
15,006	Kroger Co	359,694
405	Lancaster Colony Corp	24,543
3,083	McCormick & Co Inc	147,460
3,671	Molson Coors Brewing Co Class B	172,133
36,882	PepsiCo Inc	2,375,570
1,256	Ralcorp Holdings Inc *	85,948
1,102	Ruddick Corp	42,526
8,521	Safeway Inc	200,584
14,497	Sara Lee Corp	256,162
4,047	Smithfield Foods Inc *	97,371
5,007	SUPERVALU Inc	44,712
13,481	Sysco Corp	373,424
491	Tootsie Roll Industries Inc	13,934
6,879	Tyson Foods Inc Class A	132,008
45,418	Wal-Mart Stores Inc	2,364,007
3,389	Whole Foods Market Inc	223,335
		$15,662,864

Gold, Metals & Mining — 1.20%
2,760	AK Steel Holding Corp	43,553
24,672	Alcoa Inc	435,461
2,294	Allegheny Technologies Inc	155,350
1,022	Carpenter Technology Corp	43,649
3,114	Cliffs Natural Resources Inc	306,044
2,583	Commercial Metals Co	44,608
770	Compass Minerals International Inc	72,018
22,000	Freeport-McMoRan Copper & Gold Inc	1,222,100
11,395	Newmont Mining Corp	621,939
7,364	Nucor Corp	338,891
1,647	Reliance Steel & Aluminum Co	95,164
5,059	Steel Dynamics Inc	94,957
1,938	Titanium Metals Corp *	36,008
3,400	United States Steel Corp	183,396

1,192	Worthington Industries Inc	24,937
		$3,718,075

Health Care Related — 2.26%
8,950	Aetna Inc	334,999
4,369	Allscripts Healthcare Solutions Inc *	91,705
6,338	AmerisourceBergen Corp	250,731
8,033	Cardinal Health Inc	330,397
1,643	Cerner Corp *	182,702
6,222	CIGNA Corp	275,510
2,164	Community Health Systems Inc *	86,538
3,605	Coventry Health Care Inc *	114,963
2,255	DaVita Inc *	192,825
12,184	Express Scripts Inc *	677,552
5,893	Health Management Associates Inc Class A *	64,234
2,315	Health Net Inc *	75,701
2,179	Henry Schein Inc *	152,900
3,859	Humana Inc *	269,898
842	Kindred Healthcare Inc *	20,107
2,391	Laboratory Corp of America Holdings *	220,283
1,288	LifePoint Hospitals Inc *	51,752
2,431	Lincare Holdings Inc	72,103
5,837	McKesson Corp	461,415
9,419	Medco Health Solutions Inc *	528,971
1,153	MEDNAX Inc *	76,801
2,705	Omnicare Inc	81,123
1,474	Owens & Minor Inc	47,876
2,356	Patterson Cos Inc	75,840
3,614	Quest Diagnostics Inc	208,600
11,337	Tenet Healthcare Corp *	84,461
25,461	UnitedHealth Group Inc	1,150,837
2,336	Universal Health Services Inc Class B	115,422
2,121	VCA Antech Inc *	53,407
943	WellCare Health Plans Inc *	39,559
8,744	WellPoint Inc	610,244
		$6,999,456

Homebuilding — 0.14%
6,627	DR Horton Inc	77,205
1,482	KB Home	18,436
3,553	Lennar Corp Class A	64,380
1,037	MDC Holdings Inc	26,288
134	NVR Inc *	101,304
7,860	Pulte Group Inc *	58,164
1,207	Ryland Group Inc	19,191
3,279	Toll Brothers Inc *	64,826
		$429,794

Hotels/Motels — 0.33%
9,936	Carnival Corp	381,145
6,760	Marriott International Inc Class A	240,521
4,432	Starwood Hotels & Resorts Worldwide Inc	257,588
4,124	Wyndham Worldwide Corp	131,184
		$1,010,438

Household Goods — 2.32%
1,105	American Greetings Corp Class A	26,078
1,612	Church & Dwight Co Inc	127,896

3,305	Clorox Co	231,581
11,473	Colgate-Palmolive Co	926,559
1,681	Energizer Holdings Inc *	119,620
3,547	Fortune Brands Inc	219,524
1,588	Harman International Industries Inc	74,350
9,422	Kimberly-Clark Corp	614,974
3,425	Leggett & Platt Inc	83,912
1,281	Mohawk Industries Inc *	78,333
6,940	Newell Rubbermaid Inc	132,762
65,111	Procter & Gamble Co ~	4,010,838
3,903	Stanley Black & Decker Inc	298,970
1,470	Tupperware Brands Corp	87,774
1,732	Whirlpool Corp	147,844
		$7,181,015

Independent Power Producer — 0.15%
15,490	AES Corp *	201,370
4,553	Constellation Energy Group Inc	141,735
5,607	NRG Energy Inc *	120,775
		$463,880

Insurance Related — 3.85%
7,800	ACE Ltd	504,660
10,890	Aflac Inc	574,774
12,404	Allstate Corp	394,199
1,823	American Financial Group Inc	63,841
3,194	American International Group Inc * †	112,237
7,601	Aon Corp	402,549
2,507	Arthur J Gallagher & Co	76,238
1,807	Aspen Insurance Holdings Ltd	49,801
2,442	Assurant Inc	94,041
40,240	Berkshire Hathaway Inc Class B * ~	3,365,271
2,792	Brown & Brown Inc	72,034
6,871	Chubb Corp	421,261
3,834	Cincinnati Financial Corp	125,755
1,272	Everest Re Group Ltd	112,165
5,612	Fidelity National Financial Inc	79,298
2,615	First American Financial Corp	43,148
11,585	Genworth Financial Inc *	155,934
1,082	Hanover Insurance Group Inc	48,961
10,225	Hartford Financial Services Group Inc	275,359
2,684	HCC Insurance Holdings Inc	84,036
7,357	Lincoln National Corp	221,004
7,277	Loews Corp	313,566
12,515	Marsh & McLennan Cos Inc	373,072
805	Mercury General Corp	31,500
24,444	MetLife Inc	1,093,380
6,167	Old Republic International Corp	78,259
7,538	Principal Financial Group Inc	242,045
15,261	Progressive Corp	322,465
2,063	Protective Life Corp	54,773
11,221	Prudential Financial Inc	690,989
1,748	Reinsurance Group of America Inc	109,739
1,048	StanCorp Financial Group Inc	48,334
1,901	Torchmark Corp	126,379
1,466	Transatlantic Holdings Inc	71,350
10,038	Travelers Cos Inc	597,060
1,080	Unitrin Inc	33,350
7,504	Unum Group	196,980

2,665	WR Berkley Corp	85,840
7,491	XL Group PLC	184,279
		$11,929,926

Investment Bank/Brokerage Firm — 1.27%
5,708	Ameriprise Financial Inc	348,645
23,158	Charles Schwab Corp	417,539
4,862	E*Trade Financial Corp *	75,993
12,094	Goldman Sachs Group Inc	1,916,536
535	Greenhill & Co Inc †	35,198
3,033	Jefferies Group Inc	75,643
35,908	Morgan Stanley	981,006
2,246	Raymond James Financial Inc	85,887
		$3,936,447

Leisure & Entertainment — 0.31%
1,232	Bally Technologies Inc *	46,631
1,569	Boyd Gaming Corp * †	14,702
3,241	Hasbro Inc	151,808
7,199	International Game Technology	116,840
779	International Speedway Corp Class A	23,214
994	Life Time Fitness Inc *	37,086
8,220	Mattel Inc	204,925
798	Polaris Industries Inc	69,442
1,815	Scientific Games Corp Class A *	15,863
1,417	WMS Industries Inc *	50,091
1,771	Wynn Resorts Ltd	225,360
		$955,962

Machinery — 2.75%
2,182	AGCO Corp *	119,945
1,891	Bucyrus International Inc	172,932
14,848	Caterpillar Inc	1,653,325
1,119	Crane Co	54,193
4,566	Cummins Inc	500,525
12,389	Danaher Corp	642,989
9,808	Deere & Co	950,297
1,849	Donaldson Co Inc	113,325
4,293	Dover Corp	282,222
7,762	Eaton Corp	430,325
1,275	Flowserve Corp	164,220
1,274	Gardner Denver Inc	99,410
1,412	Graco Inc	64,232
1,789	Harsco Corp	63,134
1,866	IDEX Corp	81,451
11,460	Illinois Tool Works Inc	615,631
7,700	Ingersoll-Rand PLC	371,987
2,368	Joy Global	233,982
1,837	Kennametal Inc	71,643
942	Lincoln Electric Holdings Inc	71,517
840	Nordson Corp	96,650
2,034	Oshkosh Corp *	71,963
8,410	PACCAR Inc	440,263
2,623	Pall Corp	151,111
3,714	Parker Hannifin Corp	351,641
2,353	Pentair Inc	88,920
1,303	Snap-on Inc	78,258
1,149	SPX Corp	91,219

2,452	Terex Corp *	90,822
1,852	Timken Co	96,860
1,858	Trinity Industries Inc	68,133
500	Valmont Industries Inc	52,185
1,185	Wabtec Corp	80,379
		$8,515,689

Manufacturing — 0.10%
4,575	Jabil Circuit Inc	93,467
3,258	Molex Inc	81,841
2,799	Trimble Navigation Ltd *	141,462
		$316,770

Medical Products — 2.10%
13,468	Baxter International Inc	724,174
1,574	Beckman Coulter Inc	130,752
5,148	Becton Dickinson & Co	409,884
35,745	Boston Scientific Corp *	257,006
5,184	CareFusion Corp *	146,189
1,073	Cooper Cos Inc	74,520
11,600	Covidien PLC	602,504
1,983	CR Bard Inc	196,932
3,223	DENTSPLY International Inc	119,219
2,618	Edwards Lifesciences Corp *	227,766
1,143	Gen-Probe Inc *	75,838
1,471	Hill-Rom Holdings Inc	55,869
6,218	Hologic Inc *	138,040
3,940	Hospira Inc *	217,488
1,393	IDEXX Laboratories Inc *	107,567
1,567	Immucor Inc *	30,995
917	Intuitive Surgical Inc *	305,783
1,548	Kinetic Concepts Inc *	84,242
1,355	Masimo Corp	44,850
24,992	Medtronic Inc	983,435
3,568	ResMed Inc *	107,040
7,588	St Jude Medical Inc	388,961
1,387	STERIS Corp	47,907
7,830	Stryker Corp	476,064
1,000	Teleflex Inc	57,980
1,335	Thoratec Corp *	34,617
2,720	Varian Medical Systems Inc *	183,981
4,475	Zimmer Holdings Inc *	270,872
		$6,500,475

Miscellaneous — 0.14%
2,840	Cintas Corp	85,967
1,313	Copart Inc *	56,892
732	Corporate Executive Board Co	29,551
1,192	Dun & Bradstreet Corp	95,646
1,085	FTI Consulting Inc *	41,588
4,540	Iron Mountain Inc	141,784
		$451,428

Office Equipment & Supplies — 0.23%
2,583	Avery Dennison Corp	108,383
1,508	Herman Miller Inc	41,455
1,006	HNI Corp	31,749
836	Mine Safety Appliances Co	30,656

4,866	Pitney Bowes Inc	125,007
32,340	Xerox Corp	344,421
1,244	Zebra Technologies Corp Class A *	48,815
		$730,486

Oil & Gas — 12.60%
11,467	Anadarko Petroleum Corp	939,377
8,846	Apache Corp	1,158,118
3,748	Arch Coal Inc	135,078
1,373	Atwood Oceanics Inc *	63,748
9,969	Baker Hughes Inc	732,024
1,045	Bill Barrett Corp *	41,706
2,538	Cabot Oil & Gas Corp	134,438
5,712	Cameron International Corp *	326,155
15,291	Chesapeake Energy Corp	512,554
46,676	Chevron Corp ~	5,014,403
1,970	Cimarex Energy Co	227,023
1,017	Comstock Resources Inc * †	31,466
33,272	ConocoPhillips	2,657,102
5,258	Consol Energy Inc	281,987
9,372	Denbury Resources Inc *	228,677
9,992	Devon Energy Corp	916,966
1,682	Diamond Offshore Drilling Inc †	130,691
823	Dril-Quip Inc *	65,042
16,179	El Paso Corp	291,222
6,224	EOG Resources Inc	737,606
3,453	EQT Corp	172,305
1,456	Exterran Holdings Inc *	34,551
115,354	Exxon Mobil Corp ~	9,704,732
2,824	FMC Technologies Inc *	266,812
2,618	Forest Oil Corp *	99,039
2,375	Frontier Oil Corp	69,635
21,048	Halliburton Co	1,049,032
2,385	Helix Energy Solutions Group Inc *	41,022
2,440	Helmerich & Payne Inc	167,604
6,930	Hess Corp	590,505
16,417	Marathon Oil Corp	875,190
2,371	Massey Energy Co †	162,082
4,530	Murphy Oil Corp	332,593
6,496	Nabors Industries Ltd *	197,348
9,704	National-Oilwell Varco Inc	769,236
3,173	Newfield Exploration Co *	241,180
6,028	Noble Corp	274,997
4,085	Noble Energy Inc	394,815
1,208	Northern Oil and Gas Inc *	32,254
18,831	Occidental Petroleum Corp	1,967,651
1,291	Oceaneering International Inc *	115,480
671	Overseas Shipholding Group Inc †	21,566
1,750	Patriot Coal Corp *	45,202
3,538	Patterson-UTI Energy Inc	103,982
6,293	Peabody Energy Corp	452,844
2,665	Pioneer Natural Resources Co	271,617
3,177	Plains Exploration & Production Co *	115,103
4,180	Pride International Inc *	179,531
4,090	QEP Resources Inc	165,809
2,615	Quicksilver Resources Inc *	37,421
3,712	Range Resources Corp	217,003
2,947	Rowan Cos Inc *	130,198
31,634	Schlumberger Ltd ~	2,950,187

1,471	SM Energy Co	109,133
2,901	Southern Union Co	83,027
8,176	Southwestern Energy Co *	351,323
14,940	Spectra Energy Corp	406,069
2,799	Sunoco Inc	127,606
1,835	Superior Energy Services Inc *	75,235
3,230	Tesoro Corp *	86,661
1,166	Tidewater Inc	69,785
1,010	Unit Corp *	62,569
13,040	Valero Energy Corp	388,853
13,657	Williams Cos Inc	425,825
		$39,059,995

Paper & Forest Products — 0.25%
10,309	International Paper Co	311,125
2,560	Louisiana-Pacific Corp *	26,880
3,963	MeadWestvaco Corp	120,198
12,606	Weyerhaeuser Co	310,108
		$768,311

Personal Loans — 0.69%
24,244	American Express Co	1,095,829
10,683	Capital One Financial Corp	555,088
12,817	Discover Financial Services	309,146
12,223	SLM Corp *	187,012
		$2,147,075

Pharmaceuticals — 4.82%
35,815	Abbott Laboratories	1,756,726
7,200	Allergan Inc	511,344
39,619	Bristol-Myers Squibb Co	1,047,130
23,474	Eli Lilly & Co	825,581
2,709	Endo Pharmaceuticals Holdings Inc *	103,375
6,721	Forest Laboratories Inc *	217,088
63,690	Johnson & Johnson ~	3,773,633
1,593	Medicis Pharmaceutical Corp Class A	51,040
71,418	Merck & Co Inc	2,357,508
10,230	Mylan Inc *	231,914
1,916	Perrigo Co	152,360
185,751	Pfizer Inc ~	3,772,603
2,916	Watson Pharmaceuticals Inc *	163,325
		$14,963,627

Photography/Imaging — 0.01%
6,491	Eastman Kodak Co * †	20,966
		$20,966

Pollution Control — 0.32%
556	Clean Harbors Inc *	54,855
7,204	Republic Services Inc	216,408
1,722	Rollins Inc	34,957
2,024	Stericycle Inc *	179,468
2,739	Waste Connections Inc	78,856
11,166	Waste Management Inc	416,938
		$981,482

Printing & Publishing — 0.21%
1,092	Deluxe Corp	28,982
5,571	Gannett Co Inc	84,846
979	John Wiley & Sons Inc Class A	49,772
7,050	McGraw-Hill Cos Inc	277,770
808	Meredith Corp †	27,407
2,491	New York Times Co Class A *	23,590
4,641	RR Donnelley & Sons Co	87,808
714	Scholastic Corp	19,306
128	Washington Post Co Class B †	56,008
		$655,489

Railroads — 0.81%
8,645	CSX Corp	679,497
2,382	Kansas City Southern *	129,700
8,388	Norfolk Southern Corp	581,037
11,416	Union Pacific Corp	1,122,535
		$2,512,769

Real Estate — 2.07%
1,220	Alexandria Real Estate Equities Inc REIT	95,123
3,886	AMB Property Corp REIT	139,779
2,924	Apartment Investment & Management Co Class A REIT	74,474
2,005	AvalonBay Communities Inc REIT	240,760
3,223	Boston Properties Inc REIT	305,702
1,437	BRE Properties Inc REIT	67,798
1,646	Camden Property Trust REIT	93,526
6,692	CB Richard Ellis Group Inc Class A *	178,676
1,425	Corporate Office Properties Trust REIT	51,500
2,477	Cousins Properties Inc REIT	20,683
5,754	Duke Realty Corp REIT	80,614
1,040	Equity One Inc REIT	19,521
6,829	Equity Residential REIT	385,224
697	Essex Property Trust Inc REIT	86,428
1,462	Federal Realty Investment Trust REIT	119,241
8,596	HCP Inc REIT	326,132
3,948	Health Care Inc REIT	207,033
1,780	Highwoods Properties Inc REIT †	62,318
2,801	Hospitality Properties Trust REIT	64,843
15,346	Host Hotels & Resorts Inc REIT	270,243
962	Jones Lang LaSalle Inc	95,950
9,620	Kimco Realty Corp REIT	176,431
2,675	Liberty Property Trust REIT †	88,007
3,100	Macerich Co REIT	153,543
1,796	Mack-Cali Realty Corp REIT	60,884
2,877	Nationwide Health Properties Inc REIT	122,359
2,311	Omega Healthcare Investors Inc REIT	51,628
3,739	Plum Creek Timber Co Inc REIT	163,058
902	Potlatch Corp REIT	36,260
13,202	ProLogis REIT	210,968
3,216	Public Storage REIT	356,687
1,917	Rayonier Inc REIT	119,448
2,683	Realty Income Corp REIT	93,771
1,885	Regency Centers Corp REIT	81,960
3,133	Senior Housing Properties Trust REIT	72,184
6,900	Simon Property Group Inc REIT	739,404
1,880	SL Green Realty Corp REIT	141,376
1,289	Taubman Centers Inc REIT	69,065
4,376	UDR Inc REIT	106,643

3,734	Ventas Inc REIT	202,756
3,741	Vornado Realty Trust REIT	327,338
2,740	Weingarten Realty Investors REIT	68,664
		$6,428,002

Restaurants — 1.18%
861	Bob Evans Farms Inc	28,069
2,054	Brinker International Inc	51,966
1,370	Cheesecake Factory Inc *	41,223
736	Chipotle Mexican Grill Inc *	200,464
3,241	Darden Restaurants Inc	159,231
24,265	McDonald’s Corp	1,846,324
721	Panera Bread Co Class A *	91,567
17,336	Starbucks Corp	640,565
8,075	Wendy’s/Arby’s Group Inc	40,617
10,941	Yum! Brands Inc	562,149
		$3,662,175

Retail — 4.28%
1,314	99 Cents Only Stores *	25,754
1,860	Aaron’s Inc	47,170
1,986	Abercrombie & Fitch Co	116,578
1,988	Advance Auto Parts Inc	130,453
2,196	Aeropostale Inc *	53,407
8,282	Amazon.com Inc *	1,491,837
4,782	American Eagle Outfitters Inc	75,986
1,318	Ann Inc *	38,367
1,541	Ascena Retail Group Inc *	49,944
1,542	AutoNation Inc * †	54,540
637	AutoZone Inc *	174,258
1,035	Barnes & Noble Inc	9,512
5,956	Bed Bath & Beyond Inc *	287,496
7,584	Best Buy Co Inc	217,812
1,683	Big Lots Inc *	73,093
5,300	CarMax Inc *	170,130
4,558	Chicos FAS Inc	67,914
1,368	Collective Brands Inc *	29,521
31,799	CVS Caremark Corp	1,091,342
2,098	Dick’s Sporting Goods Inc *	83,878
3,007	Dollar Tree Inc *	166,949
4,585	Expedia Inc	103,896
2,941	Family Dollar Stores Inc	150,932
3,884	Foot Locker Inc	76,592
3,733	GameStop Corp Class A * †	84,067
10,333	Gap Inc	234,146
1,528	Guess? Inc	60,127
37,959	Home Depot Inc	1,406,760
5,616	JC Penney Co Inc	201,671
6,733	Kohl’s Corp	357,118
6,220	Limited Brands Inc	204,514
31,915	Lowe’s Cos Inc	843,513
9,854	Macy’s Inc	239,058
1,010	Netflix Inc *	239,703
3,917	Nordstrom Inc	175,795
6,803	Office Depot Inc *	31,498
3,317	O’Reilly Automotive Inc *	190,595
2,805	PetSmart Inc	114,865
1,133	priceline.com Inc *	573,796
2,572	RadioShack Corp	38,606

1,494	Rent-A-Center Inc	52,156
2,798	Ross Stores Inc	198,994
4,049	Saks Inc *	45,794
1,033	Sears Holdings Corp * †	85,377
2,094	Sherwin-Williams Co	175,875
16,662	Staples Inc	323,576
16,383	Target Corp	819,314
2,989	Tiffany & Co	183,644
9,131	TJX Cos Inc	454,085
1,780	Tractor Supply Co	106,551
3,022	Urban Outfitters Inc *	90,146
21,420	Walgreen Co	859,799
2,385	Williams-Sonoma Inc	96,592
		$13,275,096

Savings & Loans — 0.18%
1,723	Astoria Financial Corp	24,760
5,128	First Niagara Financial Group Inc †	69,638
12,193	Hudson City Bancorp Inc	118,028
10,113	New York Community Bancorp Inc †	174,550
2,356	NewAlliance Bancshares Inc	34,963
8,745	People’s United Financial Inc	110,012
2,469	Washington Federal Inc	42,813
		$574,764

Shoes — 0.25%
928	Deckers Outdoor Corp *	79,947
8,840	NIKE Inc Class B	669,188
863	Timberland Co Class A *	35,633
		$784,768

Specialized Services — 3.36%
1,919	Acxiom Corp *	27,538
1,172	Alliance Data Systems Corp * †	100,663
2,920	Apollo Group Inc Class A *	121,793
11,524	Automatic Data Processing Inc	591,181
1,135	Brink’s Co	37,580
2,943	Broadridge Financial Solutions Inc	66,777
1,512	Career Education Corp *	34,353
7,006	Cognizant Technology Solutions Corp Class A *	570,288
3,663	Computer Sciences Corp	178,498
2,782	Convergys Corp *	39,949
2,615	CoreLogic Inc	48,377
2,640	Corrections Corp of America *	64,416
1,521	DeVry Inc	83,761
832	DST Systems Inc	43,946
2,876	Equifax Inc	111,733
6,120	Fidelity National Information Services Inc	200,063
3,406	Fiserv Inc *	213,624
1,765	Gartner Inc *	73,548
1,925	Global Payments Inc	94,171
7,541	H&R Block Inc †	126,236
28,372	International Business Machines Corp ~	4,626,622
629	ITT Educational Services Inc * †	45,382
1,254	Korn/Ferry International *	27,927
2,033	Lender Processing Services Inc	65,442
1,935	Manpower Inc	121,673
589	ManTech International Corp Class A *	24,974

2,237	Mastercard Inc Class A	563,098
652	Matthews International Corp Class A	25,135
3,135	Monster Worldwide Inc * †	49,846
1,710	NeuStar Inc *	43,742
7,566	Paychex Inc	237,270
1,230	Regis Corp	21,820
3,559	Robert Half International Inc	108,905
6,984	SAIC Inc *	118,169
5,367	Service Corp International	59,359
1,665	Sotheby’s	87,579
1,183	SRA International Inc Class A *	33,550
334	Strayer Education Inc †	43,584
4,056	Total System Services Inc	73,089
1,052	Towers Watson & Co	58,344
11,272	Visa Inc Class A	829,845
15,091	Western Union Co	313,440
		$10,407,290

Telephone & Telecommunications — 2.80%
9,211	American Tower Corp Class A *	477,314
137,428	AT&T Inc ~	4,205,297
7,038	CenturyTel Inc	292,429
22,774	Frontier Communications Corp	187,202
6,146	MetroPCS Communications Inc *	99,811
41,052	Qwest Communications International Inc	280,385
69,629	Sprint Nextel Corp *	323,079
2,113	Telephone & Data Systems Inc	71,208
3,561	tw telecom inc *	68,371
65,528	Verizon Communications Inc	2,525,449
11,016	Windstream Corp †	141,776
		$8,672,321

Textiles — 0.37%
6,955	Coach Inc	361,938
1,250	Fossil Inc *	117,062
2,393	Hanesbrands Inc *	64,707
1,617	Phillips-Van Heusen Corp	105,154
1,512	Polo Ralph Lauren Corp	186,959
860	Under Armour Inc Class A *	58,523
2,006	VF Corp	197,651
983	Warnaco Group Inc *	56,218
		$1,148,212

Tobacco — 1.49%
48,340	Altria Group Inc	1,258,290
3,436	Lorillard Inc	326,454
41,794	Philip Morris International Inc ~	2,742,940
7,884	Reynolds American Inc	280,119
528	Universal Corp	22,989
		$4,630,792

Transportation — 0.13%
924	Alexander & Baldwin Inc	42,180
1,299	Con-way Inc	51,038
2,069	JB Hunt Transport Services Inc	93,974
1,326	Kirby Corp *	75,966
1,076	Landstar System Inc	49,152
1,146	Ryder System Inc	57,988

1,204	Werner Enterprises Inc	31,870
		$402,168

Utilities — 1.52%
1,815	AGL Resources Inc	72,310
2,653	Alliant Energy Corp	103,281
5,606	Ameren Corp	157,360
2,089	Atmos Energy Corp	71,235
873	Black Hills Corp	29,193
9,778	CenterPoint Energy Inc	171,702
5,445	CMS Energy Corp	106,940
6,746	Consolidated Edison Inc	342,157
13,409	Dominion Resources Inc	599,382
3,921	DTE Energy Co	191,972
1,714	Energen Corp	108,188
1,835	Integrys Energy Group Inc	92,686
4,456	MDU Resources Group Inc	102,354
1,951	National Fuel Gas Co	144,374
1,113	Nicor Inc	59,768
6,312	NiSource Inc	121,064
2,326	OGE Energy Corp	117,603
2,480	Oneok Inc	165,862
9,144	PG&E Corp	403,982
11,658	Public Service Enterprise Group Inc	367,344
3,898	Questar Corp	68,020
2,685	SCANA Corp	105,709
5,519	Sempra Energy	295,267
5,115	TECO Energy Inc	95,957
2,526	UGI Corp	83,105
1,996	Vectren Corp	54,291
1,151	WGL Holdings Inc	44,889
5,426	Wisconsin Energy Corp	165,493
10,839	Xcel Energy Inc	258,944
		$4,700,432

Water — 0.02%
3,075	Aqua America Inc	70,387
		$70,387

TOTAL COMMON STOCK — 99.51%		$308,584,447
(Cost $244,299,941)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

1,077,000	Federal Home Loan Bank	1,077,000
	0.00% April 1, 2011
200,000	United States of America T-Bill	199,972
	0.07% June 16, 2011

TOTAL SHORT-TERM INVESTMENTS — 0.41%		$1,276,972
(Cost $1,276,972)

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

659,090	Undivided interest of 2.59% in a repurchase agreement (Principal Amount/Value $25,469,000 with a maturity value of $25,469,092) with Household Bank Securities Inc, 0.13%, dated 3/31/11, to be repurchased at $659,090 on 4/1/11, collateralized by various U.S. Government or agency securities, 0.00% - 4.13%, 1/12/12 - 10/3/22, with a value of $25,978,645.	659,090

276,037	Undivided interest of 1.08% in a repurchase agreement (Principal Amount/Value $25,522,000 with a maturity value of $25,522,106) with BNP Paribas Securities Corp, 0.15%, dated 3/31/11, to be repurchased at $276,037 on 4/1/11, collateralized by various U.S. Government or agency securities, 0.00% - 6.21%, 4/6/11 - 6/5/36, with a value of $26,032,492.	276,037

690,094	Undivided interest of 2.59% in a repurchase agreement (Principal Amount/Value $26,649,000 with a maturity value of $26,649,089) with Credit Suisse Inc, 0.12%, dated 3/31/11, to be repurchased at $690,094 on 4/1/11, collateralized by U.S. Treasury, 1.25% - 3.63%, 4/15/11 - 1/15/29, with a value of $27,182,003.	690,094

580,079	Undivided interest of 2.30% in a repurchase agreement (Principal Amount/Value $25,203,000 with a maturity value of $25,203,105) with Merrill Lynch, Pierce, Fenner & Smith, 0.15%, dated 3/31/11, to be repurchased at $580,079 on 4/1/11, collateralized by Ginnie Mae, 2.63% - 9.50%, 5/15/11 - 5/15/52, with a value of $25,707,060.	580,079

453,061	Undivided interest of 1.73% in a repurchase agreement (Principal Amount/Value $26,233,000 with a maturity value of $26,233,087) with Barclays Capital Inc, 0.12%, dated 3/31/11, to be repurchased at $453,061 on 4/1/11, collateralized by U.S. Treasury, 2.50% - 3.00%, 7/15/12 - 7/15/16, with a value of $26,757,662.	453,061

TOTAL SECURITIES LENDING COLLATERAL — 0.86%		$2,658,361
(Cost $2,658,361)

TOTAL INVESTMENTS — 100.78%		$312,519,780
(Cost $248,235,274)

OTHER ASSETS & LIABILITIES — (0.78%)		$(2,421,991)

TOTAL NET ASSETS — 100%		$310,097,789

Legend

*	Non-income Producing Security
†	A portion or all of the security is on loan at March 31, 2011.
~	Security pledged as collateral to ensure the Portfolio is able to satisfy the obligation of its outstanding futures contracts.

REIT	Real Estate Investment Trust

At March 31, 2011, the Portfolio had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
S&P 500® Emini Long Futures	22	$1,453,100	June 2011	$10,015
S&P Mid 400 Emini Long Futures	2	197,460	June 2011	5,205

Management determines the Portfolio’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total net assets. These industry classifications are unaudited.

See notes following Schedule of Investments.

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO

NOTES TO SCHEDULE OF INVESTMENTS

MARCH 31, 2011

UNAUDITED

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty portfolios. Interests in the Maxim Stock Index Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s (S&P) 500 Composite Stock Price Index and the S&P MidCap 400 Index, weighted according to their pro rata share of the market. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are series of the fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and US and foreign news sources.
Derivative Investments:
Futures Contracts	Exchange traded close price.

Short-term Investments:	Amortized cost.

Securities Lending Collateral:	Matures next day and therefore priced at par.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of March 31, 2011, the inputs used to value the Portfolio’s investments are detailed in the following table. At no point during the period did the Portfolio hold securities valued with Level 3 inputs. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the period.

Description*		Level 1		Level 2		Level 3		Total
Assets	$		$		$		$
Equity Investments:
Domestic Common Stock		305,671,393		-		-		305,671,393
Foreign Common Stock		2,913,054		-		-		2,913,054
Derivative Investments:
Futures Contracts Variation Margin		8,491		-		-		8,491
Short-term Investments and Securities Lending Collateral		-		3,935,333		-		3,935,333

Total	$	308,592,938	$	3,935,333	$	0	$	312,528,271

*Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Financial Futures Contracts

Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. When the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment advisor has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios in Maxim Series Fund, Inc., may invest in repurchase agreement transactions that are jointly collateralized by various U.S. Treasury or Agency obligations.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold is determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and distributes substantially all of its net taxable income and net capital gains each year. The Portfolio is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

The Portfolio is not subject to examination by U.S. federal tax authorities for tax years before 2007, or state tax authorities for tax years before 2006.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), net capital losses recognized after December 31, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

2.	UNREALIZED APPRECIATION (DEPRECIATION)

At March 31, 2011, the U.S. Federal income tax cost basis was $261,410,538. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $96,867,073 and gross depreciation of securities in which there was an excess of tax cost over value of $45,757,832 resulting in net appreciation of $51,109,241.

3.	DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio uses futures contracts in order for the Portfolio to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the clearinghouse will fail to perform its obligations.

4.	SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested in securities approved by the Board of Directors. As of March 31, 2011 the Portfolio had securities on loan valued at $2,590,769 and received collateral of $2,658,361 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The Portfolio also continues to receive interest or dividends on the securities loaned. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2011

UNAUDITED

COMMON STOCK

Shares		Value ($)

Aerospace & Defense — 3.36%
85,300	Boeing Co	6,306,229
141,300	Honeywell International Inc	8,437,023
82,300	ITT Corp	4,942,115
47,400	Lockheed Martin Corp	3,810,960
		$23,496,327

Agriculture — 0.32%
62,300	Archer-Daniels-Midland Co	2,243,423
		$2,243,423

Air Freight — 1.03%
97,000	United Parcel Service Inc Class B	7,209,040
		$7,209,040
Automobiles — 0.81%
59,500	General Motors Co *	1,846,285
89,500	Harley-Davidson Inc	3,802,855
		$5,649,140

Banks — 5.19%
307,300	KeyCorp	2,728,824
63,000	PNC Financial Services Group Inc	3,968,370
349,300	Regions Financial Corp	2,535,918
174,100	SunTrust Banks Inc	5,021,044
369,200	US Bancorp	9,757,956
387,700	Wells Fargo & Co	12,290,090
		$36,302,202

Biotechnology — 0.51%
67,100	Amgen Inc *	3,586,495
		$3,586,495

Broadcast/Media — 4.19%
147,600	Cablevision Systems Corp NY Group	5,108,436
156,100	Comcast Corp Class A	3,858,792
273,633	Time Warner Inc	9,768,698
196,200	Walt Disney Co	8,454,258
172,100	WPP PLC ^ ‡	2,119,564
		$29,309,748

Building Materials — 0.75%
262,100	Masco Corp	3,648,432
94,300	USG Corp * †	1,571,038
		$5,219,470

Chemicals — 2.40%
76,700	EI du Pont de Nemours & Co	4,216,199
80,500	International Flavors & Fragrances Inc	5,015,150
104,200	Monsanto Co	7,529,492
		$16,760,841

Communications - Equipment — 1.37%
186,300	Cisco Systems Inc	3,195,045
128,900	Harris Corp	6,393,440
		$9,588,485

Computer Hardware & Systems — 1.22%
221,700	Dell Inc *	3,216,867
128,900	Hewlett-Packard Co	5,281,033
		$8,497,900

Computer Software & Services — 1.34%
121,300	Electronic Arts Inc *	2,368,989
275,000	Microsoft Corp	6,974,000
		$9,342,989

Conglomerates — 4.17%
117,300	3M Co	10,967,550
908,100	General Electric Co	18,207,405
		$29,174,955

Cosmetics & Personal Care — 0.84%
218,300	Avon Products Inc	5,902,832
		$5,902,832

Distributors — 0.46%
60,450	Genuine Parts Co	3,242,538
		$3,242,538

Electric Companies — 4.54%
206,700	Duke Energy Corp	3,751,605
104,400	Entergy Corp	7,016,724
180,200	Exelon Corp	7,431,448
72,110	FirstEnergy Corp	2,674,560
78,400	Pinnacle West Capital Corp	3,354,736
115,300	PPL Corp	2,917,090
99,700	Progress Energy Inc	4,600,158
		$31,746,321

Electronic Instruments & Equipment — 1.15%
81,022	Cooper Industries PLC Class A	5,258,328
47,500	Emerson Electric Co	2,775,425
		$8,033,753

Electronics - Semiconductor — 1.75%
131,500	Analog Devices Inc	5,178,470
345,600	Applied Materials Inc	5,398,272
47,300	Texas Instruments Inc	1,634,688
		$12,211,430

Engineering & Construction — 0.77%
118,300	Vulcan Materials Co †	5,394,480
		$5,394,480

Financial Services — 6.66%
790,137	Bank of America Corp	10,532,526
188,100	Bank of New York Mellon Corp	5,618,547
434,405	JPMorgan Chase & Co	20,026,071
179,200	Legg Mason Inc	6,467,328
111,800	NYSE Euronext	3,932,006
		$46,576,478

Food & Beverages — 3.62%
110,400	Campbell Soup Co †	3,655,344
168,000	ConAgra Foods Inc	3,990,000
158,700	Hershey Co	8,625,345
59,200	McCormick & Co Inc	2,831,536
96,500	PepsiCo Inc	6,215,565
		$25,317,790

Gold, Metals & Mining — 1.04%
158,600	Nucor Corp	7,298,772
		$7,298,772

Homebuilding — 0.12%
73,400	DR Horton Inc	855,110
		$855,110

Hotels/Motels — 0.49%
96,649	Marriott International Inc Class A	3,438,771
		$3,438,771

Household Goods — 4.39%
110,500	Clorox Co	7,742,735
144,600	Fortune Brands Inc	8,949,294
106,200	Kimberly-Clark Corp	6,931,674
82,600	Whirlpool Corp	7,050,736
		$30,674,439

Independent Power Producer — 0.88%
162,900	Constellation Energy Group Inc	5,071,077
50,300	NRG Energy Inc *	1,083,462
		$6,154,539

Insurance Related — 3.57%
187,000	Allstate Corp	5,942,860
47,700	Chubb Corp	2,924,487
158,827	Lincoln National Corp	4,771,163

243,800	Marsh & McLennan Cos Inc	7,267,678
129,300	Sun Life Financial Inc	4,063,899
		$24,970,087

Investment Bank/Brokerage Firm — 0.32%
80,500	Morgan Stanley	2,199,260
		$2,199,260

Leisure & Entertainment — 1.12%
41,550	Madison Square Garden Inc *	1,121,435
221,800	Mattel Inc	5,529,474
86,900	MGM Resorts International *	1,142,735
		$7,793,644

Machinery — 1.22%
158,900	Illinois Tool Works Inc	8,536,108
		$8,536,108

Office Equipment & Supplies — 0.60%
100,200	Avery Dennison Corp	4,204,392
		$4,204,392

Oil & Gas — 13.93%
101,400	Anadarko Petroleum Corp	8,306,688
48,400	Baker Hughes Inc	3,554,012
113,122	BP PLC sponsored ADR	4,993,205
187,644	Chevron Corp	20,158,595
61,000	ConocoPhillips	4,871,460
193,296	Exxon Mobil Corp	16,261,992
132,600	Murphy Oil Corp	9,735,492
185,400	Royal Dutch Shell PLC ADR	13,508,244
98,800	Schlumberger Ltd	9,214,088
119,400	Spectra Energy Corp	3,245,292
77,500	Sunoco Inc	3,533,225
		$97,382,293

Paper & Forest Products — 2.16%
276,883	International Paper Co	8,356,329
128,900	MeadWestvaco Corp	3,909,537
115,613	Weyerhaeuser Co	2,844,080
		$15,109,946

Personal Loans — 3.22%
290,700	American Express Co	13,139,640
91,500	Capital One Financial Corp	4,754,340
304,000	SLM Corp *	4,651,200
		$22,545,180

Pharmaceuticals — 4.48%
186,900	Bristol-Myers Squibb Co	4,939,767
94,200	Eli Lilly & Co	3,313,014
145,700	Johnson & Johnson	8,632,725
202,800	Merck & Co Inc	6,694,428
381,888	Pfizer Inc	7,756,145
		$31,336,079

Printing & Publishing — 1.29%
176,000	McGraw-Hill Cos Inc	6,934,400
223,600	New York Times Co Class A *	2,117,492
		$9,051,892

Retail — 2.90%
101,600	Bed Bath & Beyond Inc *	4,904,232
62,900	Expedia Inc	1,425,314
276,800	Home Depot Inc	10,258,208
109,500	Macy’s Inc	2,656,470
29,500	Staples Inc	572,890
7,900	Tiffany & Co	485,376
		$20,302,490

Specialized Services — 1.18%
135,900	Computer Sciences Corp	6,622,407
96,000	H&R Block Inc †	1,607,040
		$8,229,447

Telephone & Telecommunications — 3.86%
417,970	AT&T Inc	12,789,882
731,200	Qwest Communications International Inc	4,994,096
163,086	Verizon Communications Inc	6,285,334
1,031,900	Vodafone Group PLC ^ ‡	2,939,904
		$27,009,216

Utilities — 1.99%
102,000	CenterPoint Energy Inc	1,791,120
325,400	NiSource Inc	6,241,172
74,500	TECO Energy Inc	1,397,620
186,900	Xcel Energy Inc	4,465,041
		$13,894,953

TOTAL COMMON STOCK — 95.21%		$665,793,255
(Cost $576,809,203)

PREFERRED STOCK

Shares		Value ($)

Automobiles — 0.62%
89,400	General Motors Co	4,307,962

TOTAL PREFERRED STOCK — 0.62%		$4,307,962
(Cost $4,501,072)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

28,714,000	Federal Home Loan Bank	28,714,000
	0.00% April 1, 2011

TOTAL SHORT-TERM INVESTMENTS — 4.11%		$28,714,000
(Cost $28,714,000)

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)
2,609,938	Undivided interest of 10.25% in a repurchase agreement (Principal Amount/Value $25,469,000 with a maturity value of $25,469,092) with Household Bank Securities Inc, 0.13%, dated 3/31/11, to be repurchased at $2,609,938 on 4/1/11, collateralized by various U.S. Government or agency securities, 0.00% - 4.13%, 1/12/12 - 10/3/22, with a value of $25,978,645.	2,609,938

2,210,947	Undivided interest of 8.66% in a repurchase agreement (Principal Amount/Value $25,522,000 with a maturity value of $25,522,106) with BNP Paribas Securities Corp, 0.15%, dated 3/31/11, to be repurchased at $2,210,947 on 4/1/11, collateralized by various U.S. Government or agency securities, 0.00% - 6.21%, 4/6/11 - 6/5/36, with a value of $26,032,492.	2,210,947

2,609,937	Undivided interest of 9.79% in a repurchase agreement (Principal Amount/Value $26,649,000 with a maturity value of $26,649,089) with Credit Suisse Inc, 0.12%, dated 3/31/11, to be repurchased at $2,609,937 on 4/1/11, collateralized by U.S. Treasury, 1.25% - 3.63%, 4/15/11 - 1/15/29, with a value of $27,182,003.	2,609,937

2,609,938	Undivided interest of 10.36% in a repurchase agreement (Principal Amount/Value $25,203,000 with a maturity value of $25,203,105) with Merrill Lynch, Pierce, Fenner & Smith, 0.15%, dated 3/31/11, to be repurchased at $2,609,938 on 4/1/11, collateralized by Ginnie Mae, 2.63% - 9.50%, 5/15/11 - 5/15/52, with a value of $25,707,060.	2,609,938

1,047,975	Undivided interest of 4.00% in a repurchase agreement (Principal Amount/Value $26,233,000 with a maturity value of $26,233,087) with Barclays Capital Inc, 0.12%, dated 3/31/11, to be repurchased at $1,047,975 on 4/1/11, collateralized by U.S. Treasury, 2.50% - 3.00%, 7/15/12 - 7/15/16, with a value of $26,757,662.	1,047,975

TOTAL SECURITIES LENDING COLLATERAL — 1.58%		$11,088,735
(Cost $11,088,735)

TOTAL INVESTMENTS — 101.52%		$709,903,952
(Cost $621,113,010)

OTHER ASSETS & LIABILITIES — (1.52%)		$(10,597,053)

TOTAL NET ASSETS — 100%		$699,306,899

Legend

*	Non-income Producing Security
†	A portion or all of the security is on loan at March 31, 2011.
ADR	American Depositary Receipt
^

Security is fair valued under procedures adopted by the Board of Directors. At March 31, 2011, the aggregate market value of securities trading outside the U.S. was $5,059,468, representing 0.72% of net assets and whose values were adjusted as a result of significant market movements following the close of local trading.

Management determines the Portfolio’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total net assets. These industry classifications are unaudited.

See notes following Schedule of Investments.

7

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO

NOTES TO SCHEDULE OF INVESTMENTS

MARCH 31, 2011

UNAUDITED

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty portfolios. Interests in the Maxim T. Rowe Price Equity/Income Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek substantial dividend income and also long-term capital appreciation. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are series of the fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and US and foreign news sources.

Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Short-term Investments:	Amortized cost.

Securities Lending Collateral:	Matures next day and therefore priced at par.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of March 31, 2011, the inputs used to value the Portfolio’s investments are detailed in the following table. At no point during the period did the Portfolio hold securities valued with Level 3 inputs. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the period.

Description*		Level 1		Level 2			Level 3		Total
Assets	$		$			$		$
Equity Investments:
Domestic Common Stock		632,910,112		-			-		632,910,112
Foreign Common Stock		27,823,676		5,059,467	**		-		32,883,143
Preferred Stock		-		4,307,962			-		4,307,962
Short-term Investments and Securities Lending Collateral		-		39,802,735			-		39,802,735

Total	$	660,733,788	$	49,170,164		$	-	$	709,903,952

*Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

** Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $5,059,467 of investments securities were classified as a Level 2 instead of Level 1.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment advisor has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios in Maxim Series Fund, Inc., may invest in repurchase agreement transactions that are jointly collateralized by various U.S. Treasury or Agency obligations.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold is determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and distributes substantially all of its net taxable income and net capital gains each year. The Portfolio is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

The Portfolio is not subject to examination by U.S. federal tax authorities for tax years before 2007, or state tax authorities for tax years before 2006.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), net capital losses recognized after December 31, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

2.	UNREALIZED APPRECIATION (DEPRECIATION)

At March 31, 2011, the U.S. Federal income tax cost basis was $632,133,275. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $122,689,984 and gross depreciation of securities in which there was an excess of tax cost over value of $44,919,308 resulting in net appreciation of $77,770,676.

3.	SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested in securities approved by the Board of Directors. As of March 31, 2011 the Portfolio had securities on loan valued at $10,817,738 and received collateral of $11,088,735 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The Portfolio also continues to receive interest or dividends on the securities loaned. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2011

UNAUDITED

COMMON STOCK

Shares		Value ($)

Aerospace & Defense — 1.35%
3,000	Alliant Techsystems Inc	212,010
39,000	Goodrich Corp	3,335,670
69,000	Rockwell Collins Inc	4,473,270
		$8,020,950

Air Freight — 0.48%
142,000	UTI Worldwide Inc	2,874,080
		$2,874,080

Auto Parts & Equipment — 0.93%
90,000	WABCO Holdings Inc *	5,547,600
		$5,547,600

Banks — 1.35%
126,000	Fifth Third Bancorp	1,748,880
410,000	Popular Inc *	1,193,100
69,000	SunTrust Banks Inc	1,989,960
194,000	TCF Financial Corp	3,076,840
		$8,008,780

Biotechnology — 7.90%
35,000	Alexion Pharmaceuticals Inc *	3,453,800
56,000	BioMarin Pharmaceutical Inc *	1,407,280
185,000	Bruker Corp *	3,857,250
97,000	Cephalon Inc *	7,350,660
111,000	Covance Inc *	6,073,920
152,000	Human Genome Sciences Inc *	4,172,400
57,000	Illumina Inc *	3,993,990
158,000	QIAGEN NV *	3,167,900
69,000	Regeneron Pharmaceuticals Inc *	3,100,860
83,000	Theravance Inc *	2,010,260
50,000	Vertex Pharmaceuticals Inc *	2,396,500
69,000	Waters Corp *	5,996,100
		$46,980,920

Broadcast/Media — 3.43%
138,000	Cablevision Systems Corp NY Group	4,776,180
81,000	Discovery Communications Inc Class A *	3,231,900
99,000	Discovery Communications Inc Class C *	3,485,790
155,000	Lamar Advertising Co Class A *	5,725,700
41,000	Liberty Media Corp - Starz Series A *	3,181,600
		$20,401,170

Chemicals — 0.41%
50,000	Rockwood Holdings Inc *	2,461,000
		$2,461,000

Communications - Equipment — 2.99%
415,000	JDS Uniphase Corp *	8,648,600
137,000	Juniper Networks Inc *	5,764,960
138,000	Motorola Mobility Holdings Inc *	3,367,200
		$17,780,760

Computer Software & Services — 7.12%
16,000	Akamai Technologies Inc *	608,000
28,000	Concur Technologies Inc *	1,552,600
127,000	Electronic Arts Inc *	2,480,310
28,000	Equinix Inc *	2,550,800
48,000	FactSet Research Systems Inc	5,027,040
83,000	MICROS Systems Inc *	4,102,690
388,900	Nuance Communications Inc *	7,606,884
48,000	Rackspace Hosting Inc *	2,056,800
124,000	Red Hat Inc *	5,628,360
99,000	Rovi Corp *	5,311,350
39,000	Solera Holdings Inc	1,992,900
69,000	TIBCO Software Inc *	1,880,250
29,000	WebMD Health Corp *	1,549,180
		$42,347,164

Conglomerates — 2.27%
338,000	McDermott International Inc *	8,581,820
179,000	Textron Inc	4,902,810
		$13,484,630

Distributors — 1.68%
104,000	Fastenal Co	6,742,320
47,000	MSC Industrial Direct Co Inc Class A	3,218,090
		$9,960,410

Electronic Instruments & Equipment --- 6.28%
67,000	A123 Systems Inc *	425,450
2,100	Acuity Brands Inc	122,829
221,000	AMETEK Inc	9,695,270
184,000	Babcock & Wilcox Co *	6,141,920
103,800	Dolby Laboratories Inc *	5,107,998
16,000	First Solar Inc *	2,573,440
141,000	FLIR Systems Inc	4,880,010
97,000	Roper Industries Inc	8,386,620
		$37,333,537

Electronics - Semiconductor — 7.16%
68,000	Altera Corp	2,993,360
68,000	Atheros Communications *	3,036,200
56,000	Cree Inc *	2,584,960
224,000	Intersil Holding Corp Class A	2,788,800
192,000	Marvell Technology Group Ltd *	2,985,600
233,000	MEMC Electronic Materials Inc *	3,019,680
129,000	Microchip Technology Inc	4,903,290

248,000	National Semiconductor Corp	3,556,320
221,000	NVIDIA Corp *	4,079,660
122,000	PMC-Sierra Inc *	915,000
76,000	Silicon Laboratories Inc *	3,283,960
43,000	Varian Semiconductor Equipment Associates Inc *	2,092,810
193,000	Xilinx Inc	6,330,400
		$42,570,040

Engineering & Construction — 1.38%
54,000	Foster Wheeler AG *	2,031,480
276,000	Quanta Services Inc *	6,190,680
		$8,222,160

Financial Services — 3.08%
3,900	Apollo Global Management LLC *	70,200
89,000	CBOE Holdings Inc	2,578,330
97,000	Eaton Vance Corp	3,127,280
66,000	Interactive Brokers Group Inc Class A	1,048,740
32,000	IntercontinentalExchange Inc *	3,953,280
165,000	MSCI Inc Class A *	6,075,300
41,000	NYSE Euronext	1,441,970
		$18,295,100

Food & Beverages — 0.77%
69,000	Whole Foods Market Inc	4,547,100
		$4,547,100

Gold, Metals & Mining — 2.03%
93,000	Agnico-Eagle Mines Ltd	6,170,550
110,000	Franco-Nevada Corp	4,038,061
112,000	HudBay Minerals Inc	1,826,720
		$12,035,331

Health Care Related — 2.87%
153,000	Community Health Systems Inc *	6,118,470
90,000	Henry Schein Inc *	6,315,300
35,000	Laboratory Corp of America Holdings *	3,224,550
26,000	SXC Health Solutions Corp *	1,424,800
		$17,083,120

Hotels/Motels — 1.41%
64,000	Choice Hotels International Inc	2,486,400
166,000	Marriott International Inc Class A	5,906,280
		$8,392,680

Independent Power Producer — 1.16%
433,000	Calpine Corp *	6,871,710
		$6,871,710

Insurance Related — 2.65%
97,000	Aon Corp	5,137,120
93,000	HCC Insurance Holdings Inc	2,911,830
138,000	Principal Financial Group Inc	4,431,180
102,000	WR Berkley Corp	3,285,420
		$15,765,550

Investment Bank/Brokerage Firm — 0.87%
249,000	TD Ameritrade Holding Corp	5,196,630
		$5,196,630

Leisure & Entertainment — 0.43%
37,000	Madison Square Garden Inc *	998,630
12,000	Wynn Resorts Ltd	1,527,000
		$2,525,630

Machinery — 2.82%
28,000	Crane Co	1,356,040
27,000	Danaher Corp	1,401,300
95,000	Gardner Denver Inc	7,412,850
124,000	IDEX Corp	5,412,600
17,000	Wabtec Corp	1,153,110
		$16,735,900

Manufacturing — 1.05%
124,000	Trimble Navigation Ltd *	6,266,960
		$6,266,960

Medical Products — 3.94%
179,000	CareFusion Corp *	5,047,800
55,000	CR Bard Inc	5,462,050
138,000	DENTSPLY International Inc	5,104,620
41,000	Edwards Lifesciences Corp *	3,567,000
55,000	IDEXX Laboratories Inc *	4,247,100
		$23,428,570

Miscellaneous — 2.24%
95,000	IHS Inc Class A *	8,431,250
75,000	Nielsen Holdings NV *	2,048,250
87,000	Verisk Analytics Inc Class A *	2,850,120
		$13,329,620

Oil & Gas — 7.84%
35,000	Alpha Natural Resources Inc *	2,077,950
110,000	Consol Energy Inc	5,899,300
49,000	Continental Resources Inc *	3,502,030
110,000	EQT Corp	5,489,000
41,000	FMC Technologies Inc *	3,873,680
35,000	Peabody Energy Corp	2,518,600
83,000	QEP Resources Inc	3,364,820
124,000	Range Resources Corp	7,249,040
55,000	SM Energy Co	4,080,450
166,000	Trican Well Service Ltd	3,748,056
97,000	Ultra Petroleum Corp *	4,777,250
		$46,580,176

Pharmaceuticals — 1.54%
190,000	Elan Corp PLC sponsored ADR *	1,307,200
157,000	Valeant Pharmaceuticals International Inc	7,820,170
		$9,127,370

Real Estate — 0.07%
4,000	Jones Lang LaSalle Inc	398,960
		$398,960

Restaurants — 2.25%
21,000	Chipotle Mexican Grill Inc *	5,719,770
22,000	Panera Bread Co Class A *	2,794,000
55,000	Starbucks Corp	2,032,250
63,000	Tim Hortons Inc	2,854,530
		$13,400,550

Retail — 5.84%
55,000	Bed Bath & Beyond Inc *	2,654,850
196,000	CarMax Inc *	6,291,600
234,000	Dollar General Corp *	7,335,900
138,000	Expedia Inc	3,127,080
247,000	Liberty Media Corp - Interactive Series A *	3,961,880
86,000	O’Reilly Automotive Inc *	4,941,560
28,000	Shoppers Drug Mart Corp * #	1,151,191
128,000	Shoppers Drug Mart Corp	5,262,589
		$34,726,650

Savings & Loans — 0.21%
44,000	BankUnited Inc	1,263,240
		$1,263,240

Specialized Services — 6.07%
117,000	Fiserv Inc *	7,338,240
166,000	Gartner Inc *	6,917,220
145,000	Global Payments Inc	7,093,400
58,000	Manpower Inc	3,647,040
155,000	Robert Half International Inc	4,743,000
304,000	Western Union Co	6,314,080
		$36,052,980

Textiles — 0.48%
55,000	Coach Inc	2,862,200
		$2,862,200

Transportation — 1.02%
386,000	Hertz Global Holdings Inc *	6,033,180
		$6,033,180

TOTAL COMMON STOCK — 95.37%		$566,912,408
(Cost $411,347,133)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

12,500,000	Federal Farm Credit Bank	12,499,875
	0.09% April 5, 2011
15,593,000	Federal Home Loan Bank	15,593,000
	0.00% April 1, 2011

TOTAL SHORT-TERM INVESTMENTS — 4.72%	$28,092,875
(Cost $28,092,875)

TOTAL INVESTMENTS — 100.09%	$595,005,283
(Cost $439,440,008)

OTHER ASSETS & LIABILITIES — (0.09%)	$(553,019)

TOTAL NET ASSETS — 100%	$594,452,264

Legend

*	Non-income Producing Security
ADR	American Depositary Receipt
#	Securities are registered pursuant to Rule 144A and may be deemed restricted for resale.

Management determines the Portfolio’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total net assets. These industry classifications are unaudited.

See notes following Schedule of Investments

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO

NOTES TO SCHEDULE OF INVESTMENTS

MARCH 31, 2011

UNAUDITED

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty portfolios. Interests in the Maxim T. Rowe Price MidCap Growth Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term capital appreciation. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are series of the fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and US and foreign news sources.

Short-term Investments:	Amortized cost.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of March 31, 2011, the inputs used to value the Portfolio’s investments are detailed in the following table. At no point during the period did the Portfolio hold securities valued with Level 3 inputs. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the period.

Description*		Level 1		Level 2		Level 3		Total
Assets	$		$		$		$
Equity Investments:
Domestic Common Stock		516,820,411		-		-		516,820,411
Foreign Common Stock		50,091,997		-		-		50,091,997
Short-term Investments		-		28,092,875		-		28,092,875

Total	$	566,912,408	$	28,092,875	$	0	$	595,005,283

*Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Restricted Securities

The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at March 31, 2011 were $1,011,468, $1,151,191 and 0.19%, respectively.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold is determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and distributes substantially all of its net taxable income and net capital gains each year. The Portfolio is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

The Portfolio is not subject to examination by U.S. federal tax authorities for tax years before 2007, or state tax authorities for tax years before 2006.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), net capital losses recognized after December 31, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

2.	UNREALIZED APPRECIATION (DEPRECIATION)

At March 31, 2011, the U.S. Federal income tax cost basis was $445,322,974. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $152,530,351 and gross depreciation of securities in which there was an excess of tax cost over value of $2,848,042 resulting in net appreciation of $149,682,309.

MAXIM SERIES FUND, INC.

MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2011

UNAUDITED

BONDS

Par Value ($)		Value ($)

Agency — 2.45%
1,500,000	Federal Home Loan Bank	1,696,611
	5.50% August 13, 2014
1,000,000	Federal Home Loan Bank	1,059,330
	3.63% October 18, 2013
3,250,000	Federal Home Loan Bank	3,312,065
	1.88% June 21, 2013
1,400,000	Federal Home Loan Bank *	1,557,972
	4.88% May 17, 2017
1,300,000	Federal Home Loan Bank	1,458,040
	5.00% November 17, 2017
		$9,084,018

Agency - Pass Through — 72.07%
3,101,765	Fannie Mae	3,193,364
	4.00% July 1, 2025
981,646	Fannie Mae	1,011,095
	3.50% February 1, 2021
1,970,426	Fannie Mae	2,008,041
	4.50% November 1, 2040
1,301,967	Fannie Mae	1,326,822
	4.50% March 1, 2040
4,330,051	Fannie Mae	4,412,712
	4.50% November 1, 2039
733,826	Fannie Mae	748,523
	4.50% September 1, 2040
1,013,412	Fannie Mae	1,089,995
	5.50% March 1, 2034
1,495,876	Fannie Mae	1,608,919
	5.50% December 1, 2034
2,012,223	Fannie Mae	2,203,033
	6.00% January 1, 2036
2,810	Fannie Mae	3,333
	9.50% March 1, 2020
18,094	Fannie Mae	21,156
	8.50% August 1, 2024
115,976	Fannie Mae	125,853
	5.50% January 1, 2018
8,789,612	Fannie Mae	8,957,406
	4.50% March 1, 2039

1,764,750	Fannie Mae	1,803,402
	4.50% June 1, 2039
2,340,629	Fannie Mae	2,505,807
	5.50% March 1, 2038
1,518,286	Fannie Mae	1,600,467
	5.00% September 1, 2035
1,327,418	Fannie Mae	1,399,267
	5.00% July 1, 2037
2,451,304	Fannie Mae	2,500,398
	4.50% February 1, 2039
1,320,297	Fannie Mae	1,413,470
	5.50% August 1, 2039
1,683,658	Fannie Mae	1,741,580
	4.50% February 1, 2030
1,992,351	Fannie Mae	2,101,748
	5.00% January 1, 2041
1,444,142	Fannie Mae	1,553,275
	5.50% October 1, 2035
3,206,339	Fannie Mae	3,278,570
	4.50% May 1, 2039
4,784,475	Fannie Mae	4,881,516
	4.50% April 1, 2039
1,199,531	Fannie Mae	1,306,905
	6.00% May 1, 2037
651,254	Fannie Mae	711,381
	6.00% December 1, 2036
541,762	Fannie Mae	582,195
	5.50% March 1, 2036
1,309,969	Fannie Mae	1,407,735
	5.50% January 1, 2037
302,885	Fannie Mae	325,774
	5.50% April 1, 2034
311,049	Fannie Mae	327,351
	5.00% August 1, 2035
782,925	Fannie Mae	841,357
	5.50% November 1, 2035
1,762,013	Fannie Mae ‡	1,849,788
	4.23% September 1, 2039
9,659,909	Fannie Mae	9,844,316
	4.50% August 1, 2039
3,315,341	Fannie Mae	3,381,739
	4.50% August 1, 2040
2,434,215	Fannie Mae	2,554,181
	5.00% April 1, 2039
1,765,337	Fannie Mae	1,854,545
	5.00% December 1, 2039
982,165	Fannie Mae	1,044,234
	5.00% June 1, 2023
593,688	Fannie Mae	648,832
	6.50% February 1, 2017
3,300,000	Fannie Mae	3,313,312
	3.50% January 1, 2026

594,242	Fannie Mae	646,479
	6.00% February 1, 2033
98,841	Fannie Mae	115,620
	8.50% November 1, 2026
166,904	Fannie Mae	192,939
	7.00% February 1, 2031
335,115	Fannie Mae	387,608
	7.00% December 1, 2031
793,930	Fannie Mae	869,214
	6.00% March 1, 2036
2,076,580	Fannie Mae	2,227,018
	5.50% June 1, 2036
1,656,288	Fannie Mae	1,798,922
	5.50% November 1, 2033
601,255	Fannie Mae	633,799
	5.00% November 1, 2033
1,189,689	Fannie Mae	1,281,080
	5.50% September 1, 2033
1,375,717	Fannie Mae	1,478,390
	5.50% May 1, 2035
2,184,815	Fannie Mae	2,347,873
	5.50% May 1, 2036
260,539	Fannie Mae	301,311
	7.00% September 1, 2031
2,627,703	Fannie Mae	2,826,278
	5.50% October 1, 2034
2,293,703	Fannie Mae	2,464,888
	5.50% January 1, 2036
2,053,706	Fannie Mae	2,355,261
	6.50% January 1, 2032
2,328,799	Fannie Mae	2,397,572
	4.00% September 1, 2025
202,061	Fannie Mae	233,640
	7.00% January 1, 2032
699,955	Fannie Mae	791,800
	6.50% December 1, 2031
109,637	Fannie Mae	128,192
	9.50% September 1, 2020
24,734	Fannie Mae	25,037
	8.50% August 1, 2021
840,194	Fannie Mae	917,765
	6.00% February 1, 2036
2,800,871	Fannie Mae	3,016,034
	5.50% July 1, 2033
54,345	Fannie Mae	59,491
	6.50% July 1, 2014
4,205,783	Fannie Mae	4,524,425
	5.50% February 1, 2035
708,322	Fannie Mae	762,735
	5.50% December 1, 2033
4,332,627	Fannie Mae	4,655,981
	5.50% April 1, 2036

2,420,188	Fannie Mae	2,548,538
	5.00% April 1, 2034
1,610,594	Fannie Mae	1,756,630
	5.50% April 1, 2018
2,472,950	Fannie Mae	2,707,448
	6.00% December 1, 2035
192,665	Fannie Mae	206,282
	5.00% June 1, 2018
2,762,614	Fannie Mae	2,961,241
	5.00% August 1, 2018
4,084,172	Fannie Mae	4,305,235
	5.00% September 1, 2033
1,807,848	Fannie Mae	1,902,594
	5.00% October 1, 2035
1,436,158	Fannie Mae	1,545,720
	5.50% January 1, 2035
2,126,193	Fannie Mae	2,291,024
	5.00% May 1, 2018
818,234	Fannie Mae	925,604
	6.50% February 1, 2032
987,166	Fannie Mae	1,103,630
	6.00% March 1, 2033
506,918	Fannie Mae	555,289
	6.00% March 1, 2017
2,000,000	Fannie Mae	2,008,693
	3.50% March 1, 2026
2,147,066	Freddie Mac	2,184,364
	4.50% April 1, 2040
1,558,362	Freddie Mac	1,586,406
	4.50% September 1, 2039
1,719,969	Freddie Mac	1,750,922
	4.50% March 1, 2039
3,046,164	Freddie Mac	3,104,791
	4.50% June 1, 2040
5,343,800	Freddie Mac	5,605,182
	5.00% September 1, 2035
4,206	Freddie Mac	4,218
	9.50% September 1, 2020
2,759,310	Freddie Mac	2,964,052
	5.50% August 1, 2033
1,158,262	Freddie Mac	1,273,163
	6.00% July 1, 2036
370,341	Freddie Mac	403,838
	6.00% May 1, 2038
558,348	Freddie Mac	604,031
	5.50% April 1, 2022
4,412,704	Freddie Mac	4,627,945
	5.00% December 1, 2035
96,506	Freddie Mac	113,062
	11.00% August 1, 2020
34,513	Freddie Mac	41,281
	9.50% April 1, 2025

345,699	Freddie Mac	402,000
	7.50% March 1, 2032
2,076,597	Freddie Mac	2,178,421
	4.50% December 1, 2024
839,465	Freddie Mac	881,939
	4.50% February 1, 2025
1,031,617	Freddie Mac ‡	1,090,474
	5.39% March 1, 2037
1,308,192	Freddie Mac	1,405,260
	5.50% May 1, 2033
5,133,052	Freddie Mac	5,384,746
	4.50% April 1, 2024
1,799,959	Freddie Mac	1,887,757
	5.00% August 1, 2035
2,726,729	Freddie Mac	2,980,179
	6.00% January 1, 2036
2,357,455	Freddie Mac	2,564,057
	6.00% June 1, 2038
927,407	Freddie Mac	1,011,654
	6.00% August 1, 2037
2,098,992	Freddie Mac	2,290,159
	6.00% November 1, 2036
1,726,083	Freddie Mac	1,804,344
	5.00% June 1, 2038
1,508,400	Freddie Mac	1,618,439
	5.50% October 1, 2034
4,612,020	Freddie Mac	4,838,166
	4.50% May 1, 2024
2,314,217	Freddie Mac	2,529,324
	6.00% March 1, 2036
19,811	Freddie Mac	23,129
	11.00% June 1, 2020
1,750,000	Freddie Mac	1,798,398
	4.00% TBA
60,340	Freddie Mac	70,692
	11.00% July 1, 2020
234,274	Freddie Mac	255,957
	5.50% March 1, 2017
303,666	Freddie Mac	351,759
	7.00% September 1, 2032
716,831	Freddie Mac	768,452
	5.50% September 1, 2035
945,314	Freddie Mac	961,735
	4.50% February 1, 2040
1,210,235	Freddie Mac	1,232,015
	4.50% November 1, 2039
845,738	Freddie Mac	908,492
	5.50% September 1, 2033
31,593	Freddie Mac	37,564
	9.50% June 1, 2020
30,347	Freddie Mac	34,082
	9.00% December 1, 2014

5,135,833	Freddie Mac	5,228,260
	4.50% April 1, 2039
1,364,337	Freddie Mac	1,431,236
	4.50% March 1, 2024
489,738	Freddie Mac	522,863
	5.50% May 1, 2038
1,945,297	Freddie Mac	2,002,744
	4.00% December 1, 2024
872,582	Freddie Mac	937,327
	5.50% June 1, 2033
520,172	Freddie Mac	558,768
	5.50% January 1, 2034
18,500,000	Ginnie Mae	18,538,542
	4.00% January 15, 2041
3,243,430	Ginnie Mae	3,352,051
	4.50% August 15, 2039
3,594,995	Ginnie Mae	3,838,219
	5.00% June 15, 2033
11,757	Ginnie Mae	12,154
	7.50% October 15, 2013
11,109	Ginnie Mae	11,221
	9.00% July 15, 2018
13,927,147	Ginnie Mae	14,795,418
	5.00% January 15, 2039
580,390	Ginnie Mae II	627,849
	5.50% May 20, 2039
709,158	Ginnie Mae II	770,914
	5.50% April 20, 2035
963,789	Ginnie Mae II	1,048,622
	5.50% November 20, 2034
12,222	Ginnie Mae II	14,160
	7.50% October 20, 2028
5,004	Ginnie Mae II	5,904
	9.50% May 20, 2022
968,113	Ginnie Mae II	1,034,822
	5.00% February 20, 2034
10,702	Ginnie Mae II	12,483
	8.00% November 20, 2023
503,965	Ginnie Mae II	548,324
	5.50% February 20, 2035
931,586	Ginnie Mae II	994,904
	5.00% December 20, 2035
1,057,924	Ginnie Mae II	1,130,822
	5.00% October 20, 2033
1,844,770	Ginnie Mae II	2,021,753
	6.00% December 20, 2033
6,954	Ginnie Mae II	8,056
	7.50% December 20, 2028
		$266,760,542

Agency Asset Backed — 0.04%
164,496	Freddie Mac ‡	142,986
	Series T-34 Class A1V
	0.49% July 25, 2031
		$142,986

Agency Mortgage Backed — 5.15%
967,987	Fannie Mae	1,067,206
	Series 2004-W1 Class 1A7
	5.68% November 25, 2043
3,723,032	NCUA Guaranteed Notes ‡	3,727,685
	Series 2010-R1 Class 1A
	0.71% October 7, 2020
963,956	NCUA Guaranteed Notes	939,908
	Series 2010-C1 Class A1
	1.60% October 29, 2020
1,231,759	US Department of Veterans Affairs	1,371,102
	Series 2002-1 Class 1A
	6.00% October 15, 2031
4,291,499	US Department of Veterans Affairs	4,630,692
	Series 2008-1 Class GD
	5.25% January 15, 2032
1,232,788	US Department of Veterans Affairs ‡	1,366,854
	Series 1993-3 Class 1
	5.74% September 15, 2023
2,665,634	US Department of Veterans Affairs	2,945,525
	Series 2003-1 Class G
	5.75% March 15, 2030
2,625,127	US Department of Veterans Affairs	3,014,794
	Series 1996-3 Class 1Z
	6.75% September 15, 2026
		$19,063,766

Agriculture — 0.07%
250,000	Corn Products International Inc	249,572
	3.20% November 1, 2015
		$249,572

Airlines — 0.16%
507,568	UAL	578,628
	9.75% January 15, 2017
		$578,628

Banks — 0.29%
975,000	State Street Bank & Trust Co	1,058,695
	5.30% January 15, 2016
		$1,058,695

Chemicals — 0.15%
500,000	Potash Corp of Saskatchewan Inc	544,957
	5.25% May 15, 2014
		$544,957

Commercial Mortgage Backed — 4.88%
493,533	Americold LLC Trust §	500,136
	Series 2010-AR Class A1
	3.85% January 14, 2029
1,561,237	GS Mortgage Securities Corp II	1,621,574
	Series 2005-GG4 Class AABA
	4.68% July 10, 2039
5,000,000	JP Morgan Chase Commercial Mortgage Securities Corp ‡	5,358,131
	Series 2005-LPD5 Class A4
	5.20% December 15, 2044
500,000	JP Morgan Chase Commercial Mortgage Securities Corp ‡	523,706
	Series 2005-LDP5 Class AM
	5.24% December 15, 2044
251,000	Morgan Stanley Capital I ‡	260,812
	Series 2007-T25 Class AM
	5.54% November 12, 2049
4,000,000	Morgan Stanley Capital I	4,259,277
	Series 2005-IQ10 Class A4A
	5.23% September 15, 2042
1,250,000	Morgan Stanley Capital I ‡	1,339,819
	Series 2004-IQ7 Class A4
	5.40% June 15, 2038
4,000,000	Wachovia Bank Commercial Mortgage Trust	4,211,700
	Series 2004-C10 Class A4
	4.75% February 15, 2041
		$18,075,155

Cosmetics & Personal Care — 0.07%
250,000	Alberto-Culver Co	258,277
	5.15% June 1, 2020
		$258,277

Electric Companies — 0.24%
365,000	Pnpp II Funding Corp	424,752
	8.83% May 30, 2016
425,000	Westar Energy Inc	466,657
	6.00% July 1, 2014
		$891,409

Electronic Instruments & Equipment — 0.07%
250,000	Agilent Technologies Inc	255,569
	5.00% July 15, 2020
		$255,569

Financial Services — 0.64%
1,183,909	BGS CTL #	1,215,555
	6.36% June 15, 2033

1,000,000	BlackRock Inc	1,147,423
	6.25% September 15, 2017
		$2,362,978

Food & Beverages — 0.22%
500,000	Safeway Inc	558,936
	6.35% August 15, 2017
250,000	Woolworths Ltd §	246,659
	2.55% September 22, 2015
		$805,595

Foreign Banks — 0.13%
500,000	Rabobank Nederland	482,438
	2.13% October 13, 2015
		$482,438

Investment Bank/Brokerage Firm — 0.34%
500,000	Jefferies Group Inc	589,849
	8.50% July 15, 2019
602,500	Xstrata Finance Canada Ltd §	667,309
	5.80% November 15, 2016
		$1,257,158

Leisure & Entertainment — 0.07%
250,000	Hasbro Inc	273,210
	6.13% May 15, 2014
		$273,210

Machinery — 0.07%
250,000	Pall Corp	254,408
	5.00% June 15, 2020
		$254,408

Miscellaneous — 0.07%
250,000	Brambles USA Inc §	250,883
	5.35% April 1, 2020
		$250,883

Oil & Gas — 0.70%
500,000	Gulfstream Natural Gas System LLC §	582,465
	6.95% June 1, 2016
250,000	Husky Energy Inc	276,897
	5.90% June 15, 2014
491,991	Kern River Funding Corp §	530,774
	4.89% April 30, 2018
250,000	Panhandle Eastern Pipeline Co LP	277,222
	6.20% November 1, 2017
250,000	Sunoco Logistics Partners Operations LP	283,448
	8.75% February 15, 2014
500,000	Weatherford International Ltd	636,789
	9.63% March 1, 2019
		$2,587,595

Other Asset-Backed — 2.80%
1,500,000	ACE Securities Corp §	1,074,687
	Series 2007-D1 Class A2
	6.34% February 25, 2038
881,137	Citicorp Residential Mortgage Trust	874,108
	Series 2006-1 Class A6
	5.84% July 25, 2036
1,749,800	Citicorp Residential Mortgage Trust	1,720,199
	Series 2006-2 Class A6
	5.67% September 25, 2036
250,000	Citicorp Residential Mortgage Trust	246,428
	Series 2006-2 Class A4
	5.78% September 25, 2036
580,012	Countrywide Asset Backed Certificates	416,158
	Series 2006-S8 Class A6
	5.51% April 25, 2036
2,000,000	Discover Card Master Trust	2,243,373
	Series 2007-A1 Class A1
	5.65% March 16, 2020
2,700,000	HSBC Home Equity Loan Trust	2,743,135
	Series 2007-2 Class A3F
	5.81% July 20, 2036
406,377	Residential Funding Mortgage Securities II Inc	382,933
	Series 2006-HI2 Class A3
	5.79% February 25, 2036
800,000	Residential Funding Mortgage Securities II Inc	681,750
	Series 2006-HI5 Class A3
	5.50% August 25, 2025
		$10,382,771

Personal Loans — 0.14%
500,000	HSBC Finance Corp	531,789
	7.00% May 15, 2012
		$531,789

Real Estate — 0.15%
500,000	Duke Realty LP	557,330
	6.75% March 15, 2020
		$557,330

Specialized Services — 0.14%
250,000	Fiserv Inc	248,807
	3.13% October 1, 2015
250,000	Pearson Funding Two PLC §	255,555
	4.00% May 17, 2016
		$504,362

Telephone & Telecommunications — 0.22%
750,000	Crown Castle Towers LLC §	812,890
	6.11% January 15, 2020
		$812,890

Transportation — 0.28%
473,279	Federal Express Corp 1998 Pass Through Trust	525,340
	6.85% January 15, 2019
500,000	Ryder System Inc	501,896
	3.15% March 2, 2015
		$1,027,236

U.S. Governments — 5.07%
500,000	United States of America T-Note	505,469
	3.38% November 15, 2019
1,000,000	United States of America T-Note	977,109
	2.75% February 15, 2019
2,250,000	United States of America T-Note	2,489,589
	4.75% May 15, 2014
750,000	United States of America T-Note	726,269
	1.38% November 30, 2015
3,750,000	United States of America T-Note	3,626,659
	1.25% September 30, 2015
1,000,000	United States of America v	989,375
	2.50% June 30, 2017
500,000	United States of America T-Note	502,460
	1.13% June 15, 2013
3,000,000	United States of America T-Note	3,083,673
	2.38% October 31, 2014
3,000,000	United States of America T-Note	3,047,109
	1.75% January 31, 2014
1,100,000	United States of America T-Note	1,097,293
	0.63% February 28, 2013
1,100,000	United States of America T-Note	1,026,438
	2.63% November 15, 2020
750,000	United States of America T-Note	711,152
	1.88% August 31, 2017
		$18,782,595

Whole Loan — 0.26%
982,790	Sequoia Mortgage Trust ‡	982,625
	Series 2011-1 Class A1
	4.13% February 25, 2041
		$982,625

TOTAL BONDS — 96.94%		$358,819,437
(Cost $347,495,969)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)
Repurchase Agreements

1,700,000	Undivided interest of 62.96% in a repurchase agreement (Principal Amount/Value $2,700,000 with a maturity value of $2,700,142) with Credit Suisse, 0.09%, dated 3/28/11, to be repurchased at $1,700,089 on 4/18/11, collateralized by U.S. Treasury, 2.25%, 3/31/16, with a value of $2,754,290.	1,700,000

6,750,000	Undivided interest of 43.97% in a repurchase agreement (Principal Amount/Value $15,350,000 with a maturity value of $15,350,051) with Credit Suisse, 0.12%, dated 3/31/11, to be repurchased at $6,750,022 on 4/1/11, collateralized by U.S. Treasury, 0.63% - 0.75%, 11/30/11 - 2/28/13, with a value of $15,659,458.	6,750,000

TOTAL SHORT-TERM INVESTMENTS — 2.28%		$8,450,000
(Cost $8,450,000)

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

250,000	Undivided interest of 0.98% in a repurchase agreement (Principal Amount/Value $25,469,000 with a maturity value of $25,469,092) with Household Bank Securities Inc, 0.13%, dated 3/31/11, to be repurchased at $250,000 on 4/1/11, collateralized by various U.S. Government or agency securities, 0.00% - 4.13%, 1/12/12 - 10/3/22, with a value of $25,978,645.	250,000

132,000	Undivided interest of 0.52% in a repurchase agreement (Principal Amount/Value $25,522,000 with a maturity value of $25,522,106) with BNP Paribas Securities Corp, 0.15%, dated 3/31/11, to be repurchased at $132,000 on 4/1/11, collateralized by various U.S. Government or agency securities, 0.00% - 6.21%, 4/6/11 - 6/5/36, with a value of $26,032,492.	132,000

257,000	Undivided interest of 0.96% in a repurchase agreement (Principal Amount/Value $26,649,000 with a maturity value of $26,649,089) with Credit Suisse Inc, 0.12%, dated 3/31/11, to be repurchased at $257,000 on 4/1/11, collateralized by U.S. Treasury, 1.25% - 3.63%, 4/15/11 - 1/15/29, with a value of $27,182,003.	257,000

250,000	Undivided interest of 0.99% in a repurchase agreement (Principal Amount/Value $25,203,000 with a maturity value of $25,203,105) with Merrill Lynch, Pierce, Fenner & Smith, 0.15%, dated 3/31/11, to be repurchased at $250,000 on 4/1/11, collateralized by Ginnie Mae, 2.63% - 9.50%, 5/15/11 - 5/15/52, with a value of $25,707,060.	250,000

266,000	Undivided interest of 1.01% in a repurchase agreement (Principal Amount/Value $26,233,000 with a maturity value of $26,233,087) with Barclays Capital Inc, 0.12%, dated 3/31/11, to be repurchased at $266,000 on 4/1/11, collateralized by U.S. Treasury, 2.50% - 3.00%, 7/15/12 - 7/15/16, with a value of $26,757,662.	266,000

TOTAL SECURITIES LENDING COLLATERAL — 0.31%		$1,155,000
(Cost $1,155,000)

TOTAL INVESTMENTS — 99.53%	$368,424,437
(Cost $357,100,969)

OTHER ASSETS & LIABILITIES — 0.47%	$1,713,661

TOTAL NET ASSETS — 100%	$370,138,098

Legend

*	A portion or all of the security is on loan at March 31, 2011.
‡	Interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2011.
§	Securities are registered pursuant to Rule 144A and may be deemed restricted for resale.
#	Illiquid security

Management determines the Portfolio’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total net assets. These industry classifications are unaudited.

See notes following Schedule of Investments.

MAXIM SERIES FUND, INC.

MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO

NOTES TO SCHEDULE OF INVESTMENTS

MARCH 31, 2011

UNAUDITED

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty portfolios. Interests in the Maxim U.S. Government Mortgage Securities Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. Effective May 1, 2009, the Maxim U.S. Government Securities Portfolio’s name changed to Maxim U.S. Government Mortgage Securities Portfolio. The investment objective of the Portfolio is to seek the highest level of return consistent with preservation of capital and substantial credit protection. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are series of the fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Fixed Income:
Corporate Bonds and Notes; Government and Government Agency Bonds and Notes (Domestic and Foreign)	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Commercial Mortgage Backed; Residential Mortgage Backed; Asset Backed Obligations	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include new issue data, monthly payment information, collateral performance, and third party real estate analysis.

Short-term Investments:	Amortized cost.

Securities Lending Collateral:	Matures next day and therefore priced at par.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of March 31, 2011, 100% of the Portfolio’s investments are valued using Level 2 inputs. At no point during the period did the Portfolio hold securities valued with Level 3 inputs. A breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the period.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities.

The Portfolio invests in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

Restricted and Illiquid Securities

The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at March 31, 2011 were $5,219,813, $4,921,358 and 1.33%, respectively.

The Portfolio may own certain investment securities that have been deemed illiquid because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term. Aggregate cost, fair value and percent of net assets of these illiquid securities held at March 31, 2011 were $1,183,909, $1,215,555 and 0.33%, respectively.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment advisor has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios in Maxim Series Fund, Inc., may invest in repurchase agreement transactions that are jointly collateralized by various U.S. Treasury or Agency obligations.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold is determined on a specific lot selection.

Interest income, including amortization of discounts and premiums, is recorded daily.

Financing Transactions

To earn additional income, the Portfolio may employ a trading strategy known as mortgage dollar rolls, which involves the sale by the Portfolio of mortgage securities with a simultaneous agreement to repurchase similar securities at a future date at an agreed-upon price. Proceeds of the sale are reinvested in other securities and may enhance the Portfolio’s current yield and total return. The difference between the sales price and the future repurchase price is recorded as an adjustment to interest income. During the period between the sale and repurchase, the Portfolio will not be entitled to receive interest and principal payments on the securities sold. Losses may arise from changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty to whom the Portfolio sells the security files for bankruptcy or becomes insolvent, the Portfolio’s right to repurchase the security may be restricted. The net liability was $15,809 at March 31, 2011, and was collateralized by securities of approximately the same value.

Federal Income Taxes

The Portfolio complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and distributes substantially all of its net taxable income and net capital gains each year. The Portfolio is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

The Portfolio is not subject to examination by U.S. federal tax authorities for tax years before 2007, or state tax authorities for tax years before 2006.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), net capital losses recognized after December 31, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

2.	UNREALIZED APPRECIATION (DEPRECIATION)

At March 31, 2011, the U.S. Federal income tax cost basis was $356,606,668. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $13,214,068 and gross depreciation of securities in which there was an excess of tax cost over value of $1,396,299 resulting in net appreciation of $11,817,769.

3.	SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested in securities approved by the Board of Directors. As of March 31, 2011 the Portfolio had securities on loan valued at $1,131,460 and received collateral of $1,155,000 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The Portfolio also continues to receive interest or dividends on the securities loaned. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2015 PORTFOLIO I

SCHEDULE OF INVESTMENTS

MARCH 31, 2011

UNAUDITED

Shares		Value ($)

EQUITY MUTUAL FUNDS

16,157	Allianz NFJ Small Cap Value Fund A	500,234
59,743	American Century Growth Fund Inv	1,634,572
257,907	First American Real Estate Securities Portfolio Y	4,964,703
26,171	Goldman Sachs Mid Cap Value Fund A	992,940
15,151	Harbor International Fund Inv	945,418
25,838	Invesco Developing Markets Fund I	862,470
124,055	Invesco Global Real Estate Fund I	1,310,018
26,865	Invesco International Growth Fund I	777,200
33,016	Invesco Van Kampen Small Cap Growth Fund A	403,451
41,530	Janus Perkins Mid Cap Value Fund S	992,575
184,884	Maxim Index 600 Portfolio	1,817,414
337,172	Maxim International Index Portfolio Initial	3,402,063
72,506	Maxim Invesco ADR Portfolio	935,332
136,540	Maxim Janus Large Cap Growth Portfolio	1,628,917
22,819	Maxim Loomis Sayles Small-Cap Value Portfolio	502,928
68,281	Maxim MFS International Growth Portfolio	773,624
593,962	Maxim S&P 500® Index Portfolio	7,169,118
287,830	Maxim S&P MidCap 400® Index Portfolio Initial	3,108,565
126,783	Maxim T. Rowe Price Equity/Income Portfolio	1,961,334
27,796	Maxim T. Rowe Price MidCap Growth Portfolio	552,580
81,725	MFS Value Fund A	1,970,393
23,980	Oppenheimer Developing Markets Fund A	868,075
47,434	Sentinel Small Company Fund A	403,666
31,945	Third Avenue Real Estate Fund	759,343
25,701	Wells Fargo Advantage Common Stock Fund A	554,381

TOTAL EQUITY MUTUAL FUNDS — 40.46%		$39,791,314

(Cost $36,468,574)

BOND MUTUAL FUNDS

871,547	American Century Inflation Adjusted Bond Fund A	10,467,278
995,119	Maxim Bond Index Portfolio	13,185,332
1,275,657	Maxim Federated Bond Portfolio	13,432,665
339,704	Maxim Global Bond Portfolio	3,373,262
413,330	Maxim Putnam High Yield Bond Portfolio	3,426,507
236,127	Maxim Short Duration Bond Portfolio	2,434,472
314,917	Metropolitan West High Yield Bond Fund M	3,445,192
506,453	Oppenheimer International Bond Fund A	3,317,268

TOTAL BOND MUTUAL FUNDS — 53.98%		$53,081,976

(Cost $53,039,028)

MONEY MARKET MUTUAL FUNDS

1,512,087	Maxim Money Market Portfolio	1,512,087

TOTAL MONEY MARKET MUTUAL FUNDS — 1.54%		$1,512,087

(Cost $1,512,087)

FIXED INTEREST CONTRACT

Interest		Value ($)

3,935,548 *	Great-West Life & Annuity Contract	3,953,370

TOTAL FIXED INTEREST CONTRACT — 4.02%		3,953,370
(Cost $3,936,837)

TOTAL INVESTMENTS — 100.00%		98,338,747

(Cost $94,956,526)

OTHER ASSETS AND LIABILITIES — 0.00%		$(19)

TOTAL NET ASSETS — 100%		$98,338,728

(Cost $94,956,526)

* Represents the dollar value of the individual interest in the Contract at the date of acquisition.

(Continued)
See notes to the schedule of investments.

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2015 PORTFOLIO II

SCHEDULE OF INVESTMENTS

MARCH 31, 2011

UNAUDITED

Shares		Value ($)

EQUITY MUTUAL FUNDS

58,592	Allianz NFJ Small Cap Value Fund A	1,814,008
217,742	American Century Growth Fund Inv	5,957,431
719,449	First American Real Estate Securities Portfolio Y	13,849,386
97,080	Goldman Sachs Mid Cap Value Fund A	3,683,199
55,595	Harbor International Fund Inv	3,469,149
97,519	Invesco Developing Markets Fund I	3,255,190
348,506	Invesco Global Real Estate Fund I	3,680,226
98,936	Invesco International Growth Fund I	2,862,208
122,039	Invesco Van Kampen Small Cap Growth Fund A	1,491,316
154,048	Janus Perkins Mid Cap Value Fund S	3,681,749
673,435	Maxim Index 600 Portfolio	6,619,863
1,239,813	Maxim International Index Portfolio Initial	12,509,714
265,999	Maxim Invesco ADR Portfolio	3,431,381
497,561	Maxim Janus Large Cap Growth Portfolio	5,935,906
82,756	Maxim Loomis Sayles Small-Cap Value Portfolio	1,823,933
251,427	Maxim MFS International Growth Portfolio	2,848,672
2,174,105	Maxim S&P 500® Index Portfolio	26,241,442
1,049,014	Maxim S&P MidCap 400® Index Portfolio Initial	11,329,353
464,261	Maxim T. Rowe Price Equity/Income Portfolio	7,182,117
98,676	Maxim T. Rowe Price MidCap Growth Portfolio	1,961,685
299,294	MFS Value Fund A	7,215,990
90,519	Oppenheimer Developing Markets Fund A	3,276,778
175,342	Sentinel Small Company Fund A	1,492,158
87,907	Third Avenue Real Estate Fund	2,089,549
91,255	Wells Fargo Advantage Common Stock Fund A	1,968,371

TOTAL EQUITY MUTUAL FUNDS — 50.80%		$139,670,774

(Cost$129,201,636)

BOND MUTUAL FUNDS

2,024,801	American Century Inflation Adjusted Bond Fund A	24,317,863
2,332,643	Maxim Bond Index Portfolio	30,907,523
2,925,044	Maxim Federated Bond Portfolio	30,800,716
780,186	Maxim Global Bond Portfolio	7,747,250
938,388	Maxim Putnam High Yield Bond Portfolio	7,779,237
539,808	Maxim Short Duration Bond Portfolio	5,565,417
714,961	Metropolitan West High Yield Bond Fund M	7,821,679
1,162,753	Oppenheimer International Bond Fund A	7,616,029

TOTAL BOND MUTUAL FUNDS — 44.59%		$122,555,714

(Cost $122,330,639)

MONEY MARKET MUTUAL FUNDS

3,535,653	Maxim Money Market Portfolio	3,535,653

TOTAL MONEY MARKET MUTUAL FUNDS — 1.29%		$3,535,653

(Cost $3,535,653)

FIXED INTEREST CONTRACT

Interest		Value ($)

9,075,759 *	Great-West Life & Annuity Contract	9,116,859

TOTAL FIXED INTEREST CONTRACT — 3.32% (Cost $9,079,283)		9,116,859

TOTAL INVESTMENTS — 100.00%		274,879,000
(Cost $264,147,211)

OTHER ASSETS AND LIABILITIES — 0.00%		$30

TOTAL NET ASSETS — 100%		$274,879,030

(Cost $264,147,211)

* Represents the dollar value of the individual interest in the Contract at the date of acquisition.

(Continued)
See notes to the schedule of investments.

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2015 PORTFOLIO III

SCHEDULE OF INVESTMENTS

MARCH 31, 2011

UNAUDITED

Shares		Value ($)

EQUITY MUTUAL FUNDS

1,319	Allianz NFJ Small Cap Value Fund A	40,841
4,921	American Century Growth Fund Inv	134,643
12,683	First American Real Estate Securities Portfolio Y	244,140
2,188	Goldman Sachs Mid Cap Value Fund A	83,007
1,255	Harbor International Fund Inv	78,303
2,169	Invesco Developing Markets Fund I	72,387
6,227	Invesco Global Real Estate Fund I	65,762
2,253	Invesco International Growth Fund I	65,171
2,761	Invesco Van Kampen Small Cap Growth Fund A	33,738
3,472	Janus Perkins Mid Cap Value Fund S	82,977
15,159	Maxim Index 600 Portfolio	149,008
28,108	Maxim International Index Portfolio Initial	283,608
6,003	Maxim Invesco ADR Portfolio	77,444
11,246	Maxim Janus Large Cap Growth Portfolio	134,163
1,863	Maxim Loomis Sayles Small-Cap Value Portfolio	41,067
5,725	Maxim MFS International Growth Portfolio	64,863
49,290	Maxim S&P 500® Index Portfolio	594,926
23,748	Maxim S&P MidCap 400® Index Portfolio Initial	256,476
10,548	Maxim T. Rowe Price Equity/Income Portfolio	163,170
2,237	Maxim T. Rowe Price MidCap Growth Portfolio	44,475
6,800	MFS Value Fund A	163,942
2,013	Oppenheimer Developing Markets Fund A	72,866
3,967	Sentinel Small Company Fund A	33,757
1,514	Third Avenue Real Estate Fund	35,980
2,069	Wells Fargo Advantage Common Stock Fund A	44,625

TOTAL EQUITY MUTUAL FUNDS — 62.98%		$3,061,339

(Cost $2,851,976)

BOND MUTUAL FUNDS

26,972	American Century Inflation Adjusted Bond Fund A	323,939
31,395	Maxim Bond Index Portfolio	415,986
38,850	Maxim Federated Bond Portfolio	409,086
10,318	Maxim Global Bond Portfolio	102,454
12,482	Maxim Putnam High Yield Bond Portfolio	103,474
7,196	Maxim Short Duration Bond Portfolio	74,193
9,511	Metropolitan West High Yield Bond Fund M	104,054
15,378	Oppenheimer International Bond Fund A	100,724

TOTAL BOND MUTUAL FUNDS — 33.61%		$1,633,910

(Cost $1,640,635)

MONEY MARKET MUTUAL FUNDS

45,556	Maxim Money Market Portfolio	45,556

TOTAL MONEY MARKET MUTUAL FUNDS — 0.94%		$45,556

(Cost $45,556)

FIXED INTEREST CONTRACT

Interest		Value ($)

119,420 *	Great-West Life & Annuity Contract	119,961

TOTAL FIXED INTEREST CONTRACT — 2.47%		119,961
(Cost $119,442)

TOTAL INVESTMENTS — 100.00%		4,860,766

(Cost $4,657,609)

OTHER ASSETS AND LIABILITIES — 0.00%		$(4)

TOTAL NET ASSETS — 100%		$4,860,762

(Cost $4,657,609)

* Represents the dollar value of the individual interest in the Contract at the date of acquisition.

(Continued)
See notes to the schedule of investments.

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2025 PORTFOLIO I

SCHEDULE OF INVESTMENTS

MARCH 31, 2011

UNAUDITED

Shares		Value ($)

EQUITY MUTUAL FUNDS

32,936	Allianz NFJ Small Cap Value Fund A	1,019,700
101,264	American Century Growth Fund Inv	2,770,590
272,342	First American Real Estate Securities Portfolio Y	5,242,578
44,990	Goldman Sachs Mid Cap Value Fund A	1,706,933
30,354	Harbor International Fund Inv	1,894,091
61,597	Invesco Developing Markets Fund I	2,056,098
169,027	Invesco Global Real Estate Fund I	1,784,924
54,134	Invesco International Growth Fund I	1,566,098
68,923	Invesco Van Kampen Small Cap Growth Fund A	842,243
71,394	Janus Perkins Mid Cap Value Fund S	1,706,320
378,402	Maxim Index 600 Portfolio	3,719,696
677,970	Maxim International Index Portfolio Initial	6,840,716
145,248	Maxim Invesco ADR Portfolio	1,873,693
231,426	Maxim Janus Large Cap Growth Portfolio	2,760,911
46,516	Maxim Loomis Sayles Small-Cap Value Portfolio	1,025,212
137,584	Maxim MFS International Growth Portfolio	1,558,822
1,012,958	Maxim S&P 500® Index Portfolio	12,226,398
490,268	Maxim S&P MidCap 400® Index Portfolio Initial	5,294,900
216,214	Maxim T. Rowe Price Equity/Income Portfolio	3,344,829
46,544	Maxim T. Rowe Price MidCap Growth Portfolio	925,298
139,377	MFS Value Fund A	3,360,378
57,168	Oppenheimer Developing Markets Fund A	2,069,490
99,024	Sentinel Small Company Fund A	842,695
41,990	Third Avenue Real Estate Fund	998,104
43,039	Wells Fargo Advantage Common Stock Fund A	928,340

TOTAL EQUITY MUTUAL FUNDS — 56.38%		$68,359,057

(Cost $62,487,261)

BOND MUTUAL FUNDS

475,595	American Century Inflation Adjusted Bond Fund A	5,711,894
1,041,721	Maxim Bond Index Portfolio	13,802,798
1,339,253	Maxim Federated Bond Portfolio	14,102,332
398,721	Maxim Global Bond Portfolio	3,959,299
427,746	Maxim Putnam High Yield Bond Portfolio	3,546,011
127,563	Maxim Short Duration Bond Portfolio	1,315,176
325,917	Metropolitan West High Yield Bond Fund M	3,565,536
594,423	Oppenheimer International Bond Fund A	3,893,473

TOTAL BOND MUTUAL FUNDS — 41.15%		$49,896,519

(Cost $49,856,179)

MONEY MARKET MUTUAL FUNDS

838,437	Maxim Money Market Portfolio	838,437

TOTAL MONEY MARKET MUTUAL FUNDS — 0.69%		$838,437

(Cost $838,437)

FIXED INTEREST CONTRACT

Interest		Value ($)

2,147,599 *	Great-West Life & Annuity Contract	2,157,324

TOTAL FIXED INTEREST CONTRACT — 1.78%		2,157,324
(Cost $2,148,196)

TOTAL INVESTMENTS — 100.00%		121,251,337

(Cost $115,330,073)

OTHER ASSETS AND LIABILITIES — 0.00%		$(85)

TOTAL NET ASSETS — 100%		$121,251,252

(Cost $115,330,073)

* Represents the dollar value of the individual interest in the Contract at the date of acquisition.

(Continued)
See notes to the schedule of investments.

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2025 PORTFOLIO II

SCHEDULE OF INVESTMENTS

MARCH 31, 2011

UNAUDITED

Shares		Value ($)

EQUITY MUTUAL FUNDS

123,940	Allianz NFJ Small Cap Value Fund A	3,837,196
388,220	American Century Growth Fund Inv	10,621,708
810,114	First American Real Estate Securities Portfolio Y	15,594,699
172,045	Goldman Sachs Mid Cap Value Fund A	6,527,392
118,239	Harbor International Fund Inv	7,378,093
233,221	Invesco Developing Markets Fund I	7,784,909
505,717	Invesco Global Real Estate Fund I	5,340,373
207,553	Invesco International Growth Fund I	6,004,512
265,341	Invesco Van Kampen Small Cap Growth Fund A	3,242,469
273,013	Janus Perkins Mid Cap Value Fund S	6,525,001
1,444,712	Maxim Index 600 Portfolio	14,201,519
2,622,781	Maxim International Index Portfolio Initial	26,463,860
565,705	Maxim Invesco ADR Portfolio	7,297,596
887,145	Maxim Janus Large Cap Growth Portfolio	10,583,637
175,054	Maxim Loomis Sayles Small-Cap Value Portfolio	3,858,186
527,464	Maxim MFS International Growth Portfolio	5,976,170
3,886,453	Maxim S&P 500® Index Portfolio	46,909,490
1,882,374	Maxim S&P MidCap 400® Index Portfolio Initial	20,329,639
830,098	Maxim T. Rowe Price Equity/Income Portfolio	12,841,618
180,909	Maxim T. Rowe Price MidCap Growth Portfolio	3,596,466
535,136	MFS Value Fund A	12,902,121
216,475	Oppenheimer Developing Markets Fund A	7,836,385
381,230	Sentinel Small Company Fund A	3,244,269
123,502	Third Avenue Real Estate Fund	2,935,632
167,295	Wells Fargo Advantage Common Stock Fund A	3,608,556

TOTAL EQUITY MUTUAL FUNDS — 70.61%		$255,441,496

(Cost $235,188,895)

BOND MUTUAL FUNDS

942,767	American Century Inflation Adjusted Bond Fund A	11,322,634
2,147,103	Maxim Bond Index Portfolio	28,449,119
2,682,980	Maxim Federated Bond Portfolio	28,251,776
784,500	Maxim Global Bond Portfolio	7,790,085
862,350	Maxim Putnam High Yield Bond Portfolio	7,148,884
258,620	Maxim Short Duration Bond Portfolio	2,666,372
657,033	Metropolitan West High Yield Bond Fund M	7,187,939
1,169,234	Oppenheimer International Bond Fund A	7,658,485

TOTAL BOND MUTUAL FUNDS — 27.77%		$100,475,294

(Cost $100,312,323)

MONEY MARKET MUTUAL FUNDS

1,602,711	Maxim Money Market Portfolio	1,602,711

TOTAL MONEY MARKET MUTUAL FUNDS — 0.44%		$1,602,711

(Cost $1,602,711)

FIXED INTEREST CONTRACT

Interest		Value ($)

4,257,321 *	Great-West Life & Annuity Contract	4,276,601

TOTAL FIXED INTEREST CONTRACT — 1.18%		4,276,601
(Cost $4,259,024)

TOTAL INVESTMENTS — 100.00%		361,796,102

(Cost $341,362,953)

OTHER ASSETS AND LIABILITIES — 0.00%		$17

TOTAL NET ASSETS — 100%		$361,796,119

(Cost $341,362,953)

* Represents the dollar value of the individual interest in the Contract at the date of acquisition.

(Continued)
See notes to the schedule of investments.

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2025 PORTFOLIO III

SCHEDULE OF INVESTMENTS

MARCH 31, 2011

UNAUDITED

Shares		Value ($)

EQUITY MUTUAL FUNDS

2,442	Allianz NFJ Small Cap Value Fund A	75,606
7,573	American Century Growth Fund Inv	207,203
13,094	First American Real Estate Securities Portfolio Y	252,054
3,368	Goldman Sachs Mid Cap Value Fund A	127,782
2,288	Harbor International Fund Inv	142,756
4,577	Invesco Developing Markets Fund I	152,795
8,166	Invesco Global Real Estate Fund I	86,236
4,026	Invesco International Growth Fund I	116,465
5,117	Invesco Van Kampen Small Cap Growth Fund A	62,530
5,345	Janus Perkins Mid Cap Value Fund S	127,736
28,202	Maxim Index 600 Portfolio	277,221
50,760	Maxim International Index Portfolio Initial	512,164
10,946	Maxim Invesco ADR Portfolio	141,205
17,307	Maxim Janus Large Cap Growth Portfolio	206,469
3,449	Maxim Loomis Sayles Small-Cap Value Portfolio	76,017
10,231	Maxim MFS International Growth Portfolio	115,918
75,725	Maxim S&P 500® Index Portfolio	913,997
36,728	Maxim S&P MidCap 400® Index Portfolio Initial	396,667
16,177	Maxim T. Rowe Price Equity/Income Portfolio	250,256
3,521	Maxim T. Rowe Price MidCap Growth Portfolio	69,993
10,429	MFS Value Fund A	251,431
4,249	Oppenheimer Developing Markets Fund A	153,801
7,352	Sentinel Small Company Fund A	62,566
2,000	Third Avenue Real Estate Fund	47,546
3,256	Wells Fargo Advantage Common Stock Fund A	70,226

TOTAL EQUITY MUTUAL FUNDS — 83.47%		$4,896,640

(Cost $4,577,413)

BOND MUTUAL FUNDS

9,049	American Century Inflation Adjusted Bond Fund A	108,681
18,134	Maxim Bond Index Portfolio	240,275
24,823	Maxim Federated Bond Portfolio	261,388
7,373	Maxim Global Bond Portfolio	73,211
8,016	Maxim Putnam High Yield Bond Portfolio	66,450
2,508	Maxim Short Duration Bond Portfolio	25,862
6,107	Metropolitan West High Yield Bond Fund M	66,809
10,989	Oppenheimer International Bond Fund A	71,980

TOTAL BOND MUTUAL FUNDS — 15.59%		$914,656

(Cost $916,882)

MONEY MARKET MUTUAL FUNDS

14,394	Maxim Money Market Portfolio	14,394

TOTAL MONEY MARKET MUTUAL FUNDS — 0.25%		$14,394

(Cost $14,394)

FIXED INTEREST CONTRACT

Interest		Value ($)

40,147 *	Great-West Life & Annuity Contract	40,329

TOTAL FIXED INTEREST CONTRACT — 0.69%		40,329
(Cost $40,162)

TOTAL INVESTMENTS — 100.00%		5,866,019

(Cost $5,548,851)

OTHER ASSETS AND LIABILITIES — 0.00%		$1

TOTAL NET ASSETS — 100%		$5,866,020

(Cost $5,548,851)

* Represents the dollar value of the individual interest in the Contract at the date of acquisition.

(Continued)
See notes to the schedule of investments.

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2035 PORTFOLIO I

SCHEDULE OF INVESTMENTS

MARCH 31, 2011

UNAUDITED

Shares		Value ($)

EQUITY MUTUAL FUNDS

36,721	Allianz NFJ Small Cap Value Fund A	1,136,875
95,982	American Century Growth Fund Inv	2,626,074
169,416	First American Real Estate Securities Portfolio Y	3,261,262
42,515	Goldman Sachs Mid Cap Value Fund A	1,613,010
33,695	Harbor International Fund Inv	2,102,563
76,920	Invesco Developing Markets Fund I	2,567,583
127,104	Invesco Global Real Estate Fund I	1,342,213
59,621	Invesco International Growth Fund I	1,724,829
75,475	Invesco Van Kampen Small Cap Growth Fund A	922,306
67,466	Janus Perkins Mid Cap Value Fund S	1,612,441
419,475	Maxim Index 600 Portfolio	4,123,439
750,349	Maxim International Index Portfolio Initial	7,571,024
161,228	Maxim Invesco ADR Portfolio	2,079,842
219,351	Maxim Janus Large Cap Growth Portfolio	2,616,862
51,862	Maxim Loomis Sayles Small-Cap Value Portfolio	1,143,028
151,525	Maxim MFS International Growth Portfolio	1,716,782
933,674	Maxim S&P 500® Index Portfolio	11,269,447
461,598	Maxim S&P MidCap 400® Index Portfolio Initial	4,985,260
204,619	Maxim T. Rowe Price Equity/Income Portfolio	3,165,452
43,968	Maxim T. Rowe Price MidCap Growth Portfolio	874,082
131,904	MFS Value Fund A	3,180,199
71,390	Oppenheimer Developing Markets Fund A	2,584,327
108,438	Sentinel Small Company Fund A	922,803
31,851	Third Avenue Real Estate Fund	757,096
40,657	Wells Fargo Advantage Common Stock Fund A	876,964

TOTAL EQUITY MUTUAL FUNDS — 75.81%		$66,775,763

(Cost $61,263,793)

BOND MUTUAL FUNDS

71,629	American Century Inflation Adjusted Bond Fund A	860,262
478,399	Maxim Bond Index Portfolio	6,338,784
603,049	Maxim Federated Bond Portfolio	6,350,111
195,121	Maxim Global Bond Portfolio	1,937,554
193,919	Maxim Putnam High Yield Bond Portfolio	1,607,591
20,958	Maxim Short Duration Bond Portfolio	216,081
147,751	Metropolitan West High Yield Bond Fund M	1,616,400
290,885	Oppenheimer International Bond Fund A	1,905,296

TOTAL BOND MUTUAL FUNDS — 23.65%		$20,832,079

(Cost $20,833,009)

MONEY MARKET MUTUAL FUNDS

129,881	Maxim Money Market Portfolio	129,881

TOTAL MONEY MARKET MUTUAL FUNDS — 0.15%		$129,881

(Cost $129,881)

FIXED INTEREST CONTRACT

Interest		Value ($)

345,005 *	Great-West Life & Annuity Contract	346,567

TOTAL FIXED INTEREST CONTRACT — 0.39%		346,567
(Cost $345,111)

TOTAL INVESTMENTS — 100.00%		88,084,290

(Cost $82,571,794)

OTHER ASSETS AND LIABILITIES — 0.00%		$(9)

TOTAL NET ASSETS — 100%		$88,084,281

(Cost $82,571,794)

* Represents the dollar value of the individual interest in the Contract at the date of acquisition.

(Continued)
See notes to the schedule of investments.

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2035 PORTFOLIO II

SCHEDULE OF INVESTMENTS

MARCH 31, 2011

UNAUDITED

Shares		Value ($)

EQUITY MUTUAL FUNDS

121,796	Allianz NFJ Small Cap Value Fund A	3,770,790
320,117	American Century Growth Fund Inv	8,758,407
486,024	First American Real Estate Securities Portfolio Y	9,355,955
141,940	Goldman Sachs Mid Cap Value Fund A	5,385,187
112,893	Harbor International Fund Inv	7,044,497
255,498	Invesco Developing Markets Fund I	8,528,521
364,881	Invesco Global Real Estate Fund I	3,853,138
199,956	Invesco International Growth Fund I	5,784,740
252,254	Invesco Van Kampen Small Cap Growth Fund A	3,082,538
225,240	Janus Perkins Mid Cap Value Fund S	5,383,245
1,399,630	Maxim Index 600 Portfolio	13,758,363
2,512,826	Maxim International Index Portfolio Initial	25,354,418
540,150	Maxim Invesco ADR Portfolio	6,967,931
731,531	Maxim Janus Large Cap Growth Portfolio	8,727,168
172,022	Maxim Loomis Sayles Small-Cap Value Portfolio	3,791,365
508,161	Maxim MFS International Growth Portfolio	5,757,466
3,192,657	Maxim S&P 500® Index Portfolio	38,535,372
1,548,820	Maxim S&P MidCap 400® Index Portfolio Initial	16,727,258
684,704	Maxim T. Rowe Price Equity/Income Portfolio	10,592,370
148,005	Maxim T. Rowe Price MidCap Growth Portfolio	2,942,338
441,398	MFS Value Fund A	10,642,113
237,148	Oppenheimer Developing Markets Fund A	8,584,741
362,426	Sentinel Small Company Fund A	3,084,247
91,195	Third Avenue Real Estate Fund	2,167,715
136,863	Wells Fargo Advantage Common Stock Fund A	2,952,141

TOTAL EQUITY MUTUAL FUNDS — 87.44%		$221,532,024

(Cost $204,561,916)

BOND MUTUAL FUNDS

102,711	American Century Inflation Adjusted Bond Fund A	1,233,559
718,652	Maxim Bond Index Portfolio	9,522,144
905,913	Maxim Federated Bond Portfolio	9,539,260
292,552	Maxim Global Bond Portfolio	2,905,039
285,591	Maxim Putnam High Yield Bond Portfolio	2,367,551
24,042	Maxim Short Duration Bond Portfolio	247,875
217,588	Metropolitan West High Yield Bond Fund M	2,380,414
436,050	Oppenheimer International Bond Fund A	2,856,125

TOTAL BOND MUTUAL FUNDS — 12.26%		$31,051,967

(Cost $31,044,382)

MONEY MARKET MUTUAL FUNDS

248,322	Maxim Money Market Portfolio	248,322

TOTAL MONEY MARKET MUTUAL FUNDS — 0.10%		$248,322

(Cost $248,322)

FIXED INTEREST CONTRACT

Interest		Value ($)

494,716 *	Great-West Life & Annuity Contract	496,956

TOTAL FIXED INTEREST CONTRACT — 0.20%		496,956
(Cost $494,938)

TOTAL INVESTMENTS — 100.00%		253,329,269

(Cost $236,349,558)

OTHER ASSETS AND LIABILITIES — 0.00%		$6

TOTAL NET ASSETS — 100%		$253,329,275

(Cost $236,349,558)

*	Represents the dollar value of the individual interest in the Contract at the date of acquisition.

(Continued)
See notes to the schedule of investments.

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2035 PORTFOLIO III

SCHEDULE OF INVESTMENTS

MARCH 31, 2011

UNAUDITED

Shares		Value ($)

EQUITY MUTUAL FUNDS

1,836	Allianz NFJ Small Cap Value Fund A	56,836
4,814	American Century Growth Fund Inv	131,718
6,778	First American Real Estate Securities Portfolio Y	130,467
2,137	Goldman Sachs Mid Cap Value Fund A	81,092
1,699	Harbor International Fund Inv	106,001
3,885	Invesco Developing Markets Fund I	129,685
4,987	Invesco Global Real Estate Fund I	52,665
2,996	Invesco International Growth Fund I	86,672
3,809	Invesco Van Kampen Small Cap Growth Fund A	46,550
3,392	Janus Perkins Mid Cap Value Fund S	81,063
21,151	Maxim Index 600 Portfolio	207,912
37,822	Maxim International Index Portfolio Initial	381,626
8,130	Maxim Invesco ADR Portfolio	104,876
11,003	Maxim Janus Large Cap Growth Portfolio	131,261
2,592	Maxim Loomis Sayles Small-Cap Value Portfolio	57,138
7,615	Maxim MFS International Growth Portfolio	86,274
47,242	Maxim S&P 500® Index Portfolio	570,215
23,241	Maxim S&P MidCap 400® Index Portfolio Initial	251,006
10,299	Maxim T. Rowe Price Equity/Income Portfolio	159,324
2,207	Maxim T. Rowe Price MidCap Growth Portfolio	43,872
6,639	MFS Value Fund A	160,057
3,606	Oppenheimer Developing Markets Fund A	130,522
5,473	Sentinel Small Company Fund A	46,577
1,317	Third Avenue Real Estate Fund	31,314
2,041	Wells Fargo Advantage Common Stock Fund A	44,015

TOTAL EQUITY MUTUAL FUNDS — 93.53%		$3,308,738

(Cost $3,068,705)

BOND MUTUAL FUNDS

860	American Century Inflation Adjusted Bond Fund A	10,328
5,079	Maxim Bond Index Portfolio	67,296
6,402	Maxim Federated Bond Portfolio	67,414
2,129	Maxim Global Bond Portfolio	21,138
2,097	Maxim Putnam High Yield Bond Portfolio	17,384
168	Maxim Short Duration Bond Portfolio	1,729
1,598	Metropolitan West High Yield Bond Fund M	17,478
3,174	Oppenheimer International Bond Fund A	20,793

TOTAL BOND MUTUAL FUNDS — 6.32%		$223,560

(Cost $224,080)

MONEY MARKET MUTUAL FUNDS

1,732	Maxim Money Market Portfolio	1,732

TOTAL MONEY MARKET MUTUAL FUNDS — 0.05%		$1,732

(Cost $1,732)

FIXED INTEREST CONTRACT

Interest		Value ($)

3,451 *	Great-West Life & Annuity Contract	3,467

TOTAL FIXED INTEREST CONTRACT — 0.10%		3,467
(Cost $3,452)

TOTAL INVESTMENTS — 100.00%		3,537,497

(Cost $3,297,969)

OTHER ASSETS AND LIABILITIES — 0.00%		$0

TOTAL NET ASSETS — 100%		$3,537,497

(Cost $3,297,969)

* Represents the dollar value of the individual interest in the Contract at the date of acquisition.

(Continued)
See notes to the schedule of investments.

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2045 PORTFOLIO I

SCHEDULE OF INVESTMENTS

MARCH 31, 2011

UNAUDITED

Shares		Value ($)

EQUITY MUTUAL FUNDS

20,324	Allianz NFJ Small Cap Value Fund A	629,234
45,954	American Century Growth Fund Inv	1,257,303
65,730	First American Real Estate Securities Portfolio Y	1,265,308
20,224	Goldman Sachs Mid Cap Value Fund A	767,307
18,552	Harbor International Fund Inv	1,157,658
48,113	Invesco Developing Markets Fund I	1,606,002
61,172	Invesco Global Real Estate Fund I	645,976
32,987	Invesco International Growth Fund I	954,318
42,415	Invesco Van Kampen Small Cap Growth Fund A	518,310
32,093	Janus Perkins Mid Cap Value Fund S	767,018
234,357	Maxim Index 600 Portfolio	2,303,733
413,741	Maxim International Index Portfolio Initial	4,174,642
88,776	Maxim Invesco ADR Portfolio	1,145,216
105,022	Maxim Janus Large Cap Growth Portfolio	1,252,913
28,705	Maxim Loomis Sayles Small-Cap Value Portfolio	632,652
83,838	Maxim MFS International Growth Portfolio	949,883
454,047	Maxim S&P 500® Index Portfolio	5,480,341
221,377	Maxim S&P MidCap 400® Index Portfolio Initial	2,390,872
98,170	Maxim T. Rowe Price Equity/Income Portfolio	1,518,691
21,399	Maxim T. Rowe Price MidCap Growth Portfolio	425,406
63,284	MFS Value Fund A	1,525,766
44,656	Oppenheimer Developing Markets Fund A	1,616,551
60,939	Sentinel Small Company Fund A	518,592
15,421	Third Avenue Real Estate Fund	366,555
19,787	Wells Fargo Advantage Common Stock Fund A	426,802

TOTAL EQUITY MUTUAL FUNDS — 83.90%		$34,297,049

(Cost $31,600,045)

BOND MUTUAL FUNDS

155,202	Maxim Bond Index Portfolio	2,056,432
195,643	Maxim Federated Bond Portfolio	2,060,123
71,869	Maxim Global Bond Portfolio	713,657
63,095	Maxim Putnam High Yield Bond Portfolio	523,060
48,073	Metropolitan West High Yield Bond Fund M	525,920
107,126	Oppenheimer International Bond Fund A	701,675

TOTAL BOND MUTUAL FUNDS — 16.10%		$6,580,867

(Cost $6,574,235)

TOTAL INVESTMENTS — 100.00%		40,877,916

(Cost $38,174,280)

OTHER ASSETS AND LIABILITIES — 0.00%		$(10)

TOTAL NET ASSETS — 100%		$40,877,906

(Cost $38,174,280)

(Continued)
See notes to the schedule of investments.

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2045 PORTFOLIO II

SCHEDULE OF INVESTMENTS

MARCH 31, 2011

UNAUDITED

Shares		Value ($)

EQUITY MUTUAL FUNDS

57,545	Allianz NFJ Small Cap Value Fund A	1,781,590
130,137	American Century Growth Fund Inv	3,560,545
169,480	First American Real Estate Securities Portfolio Y	3,262,486
57,693	Goldman Sachs Mid Cap Value Fund A	2,188,882
52,904	Harbor International Fund Inv	3,301,225
136,957	Invesco Developing Markets Fund I	4,571,637
157,872	Invesco Global Real Estate Fund I	1,667,129
93,082	Invesco International Growth Fund I	2,692,873
120,743	Invesco Van Kampen Small Cap Growth Fund A	1,475,481
91,551	Janus Perkins Mid Cap Value Fund S	2,188,076
664,209	Maxim Index 600 Portfolio	6,529,179
1,175,363	Maxim International Index Portfolio Initial	11,859,415
253,129	Maxim Invesco ADR Portfolio	3,265,364
297,390	Maxim Janus Large Cap Growth Portfolio	3,547,866
81,275	Maxim Loomis Sayles Small-Cap Value Portfolio	1,791,299
236,557	Maxim MFS International Growth Portfolio	2,680,195
1,289,567	Maxim S&P 500® Index Portfolio	15,565,074
629,888	Maxim S&P MidCap 400® Index Portfolio Initial	6,802,794
278,215	Maxim T. Rowe Price Equity/Income Portfolio	4,303,989
60,532	Maxim T. Rowe Price MidCap Growth Portfolio	1,203,381
179,352	MFS Value Fund A	4,324,170
127,119	Oppenheimer Developing Markets Fund A	4,601,707
173,476	Sentinel Small Company Fund A	1,476,280
39,687	Third Avenue Real Estate Fund	943,359
55,975	Wells Fargo Advantage Common Stock Fund A	1,207,381

TOTAL EQUITY MUTUAL FUNDS — 91.67%		$96,791,377

(Cost $89,690,926)

BOND MUTUAL FUNDS

209,782	Maxim Bond Index Portfolio	2,779,614
264,446	Maxim Federated Bond Portfolio	2,784,621
95,297	Maxim Global Bond Portfolio	946,300
81,335	Maxim Putnam High Yield Bond Portfolio	674,267
61,969	Metropolitan West High Yield Bond Fund M	677,936
142,044	Oppenheimer International Bond Fund A	930,387

TOTAL BOND MUTUAL FUNDS — 8.33%		$8,793,125

(Cost $8,779,524)

TOTAL INVESTMENTS — 100.00%		105,584,502

(Cost $98,470,450)

OTHER ASSETS AND LIABILITIES — 0.00%		$(10)

TOTAL NET ASSETS — 100%		$105,584,492

(Cost $98,470,450)

(Continued)
See notes to the schedule of investments.

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2045 PORTFOLIO III

SCHEDULE OF INVESTMENTS

MARCH 31, 2011

UNAUDITED

Shares		Value ($)

EQUITY MUTUAL FUNDS

736	Allianz NFJ Small Cap Value Fund A	22,776
1,659	American Century Growth Fund Inv	45,388
2,080	First American Real Estate Securities Portfolio Y	40,045
732	Goldman Sachs Mid Cap Value Fund A	27,769
674	Harbor International Fund Inv	42,067
1,760	Invesco Developing Markets Fund I	58,739
1,909	Invesco Global Real Estate Fund I	20,158
1,187	Invesco International Growth Fund I	34,343
1,535	Invesco Van Kampen Small Cap Growth Fund A	18,761
1,161	Janus Perkins Mid Cap Value Fund S	27,759
8,485	Maxim Index 600 Portfolio	83,403
14,998	Maxim International Index Portfolio Initial	151,328
3,226	Maxim Invesco ADR Portfolio	41,616
3,791	Maxim Janus Large Cap Growth Portfolio	45,228
1,039	Maxim Loomis Sayles Small-Cap Value Portfolio	22,897
3,017	Maxim MFS International Growth Portfolio	34,184
16,556	Maxim S&P 500® Index Portfolio	199,826
7,972	Maxim S&P MidCap 400® Index Portfolio Initial	86,092
3,539	Maxim T. Rowe Price Equity/Income Portfolio	54,756
756	Maxim T. Rowe Price MidCap Growth Portfolio	15,028
2,282	MFS Value Fund A	55,010
1,633	Oppenheimer Developing Markets Fund A	59,123
2,206	Sentinel Small Company Fund A	18,773
500	Third Avenue Real Estate Fund	11,884
699	Wells Fargo Advantage Common Stock Fund A	15,078

TOTAL EQUITY MUTUAL FUNDS — 95.00%		$1,232,031

(Cost $1,136,483)

BOND MUTUAL FUNDS

1,526	Maxim Bond Index Portfolio	20,223
1,924	Maxim Federated Bond Portfolio	20,259
715	Maxim Global Bond Portfolio	7,098
614	Maxim Putnam High Yield Bond Portfolio	5,094
468	Metropolitan West High Yield Bond Fund M	5,122
1,066	Oppenheimer International Bond Fund A	6,981

TOTAL BOND MUTUAL FUNDS — 5.00%		$64,777

(Cost $64,905)

TOTAL INVESTMENTS — 100.00%		1,296,808

(Cost $1,201,388)

OTHER ASSETS AND LIABILITIES — 0.00%		$0

TOTAL NET ASSETS — 100%		$1,296,808

(Cost $1,201,388)

(Continued)
See notes to the schedule of investments.

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2055 PORTFOLIO I

SCHEDULE OF INVESTMENTS

MARCH 31, 2011

UNAUDITED

Shares		Value ($)

EQUITY MUTUAL FUNDS

7,301	Allianz NFJ Small Cap Value Fund A	226,053
12,553	American Century Growth Fund Inv	343,461
16,116	First American Real Estate Securities Portfolio Y	310,240
5,598	Goldman Sachs Mid Cap Value Fund A	212,380
5,845	Harbor International Fund Inv	364,743
17,175	Invesco Developing Markets Fund I	573,304
18,015	Invesco Global Real Estate Fund I	190,243
10,347	Invesco International Growth Fund I	299,345
10,913	Invesco Van Kampen Small Cap Growth Fund A	133,357
8,883	Janus Perkins Mid Cap Value Fund S	212,304
73,462	Maxim Index 600 Portfolio	722,134
130,327	Maxim International Index Portfolio Initial	1,314,997
27,966	Maxim Invesco ADR Portfolio	360,759
28,687	Maxim Janus Large Cap Growth Portfolio	342,238
10,313	Maxim Loomis Sayles Small-Cap Value Portfolio	227,289
26,296	Maxim MFS International Growth Portfolio	297,930
125,694	Maxim S&P 500® Index Portfolio	1,517,132
60,818	Maxim S&P MidCap 400® Index Portfolio Initial	656,840
26,928	Maxim T. Rowe Price Equity/Income Portfolio	416,571
5,770	Maxim T. Rowe Price MidCap Growth Portfolio	114,713
17,359	MFS Value Fund A	418,533
15,942	Oppenheimer Developing Markets Fund A	577,093
15,679	Sentinel Small Company Fund A	133,431
4,448	Third Avenue Real Estate Fund	105,729
5,336	Wells Fargo Advantage Common Stock Fund A	115,095

TOTAL EQUITY MUTUAL FUNDS — 85.18%		$10,185,914

(Cost $9,362,972)

BOND MUTUAL FUNDS

40,078	Maxim Bond Index Portfolio	531,037
50,522	Maxim Federated Bond Portfolio	531,996
22,210	Maxim Global Bond Portfolio	220,547
16,315	Maxim Putnam High Yield Bond Portfolio	135,248
12,431	Metropolitan West High Yield Bond Fund M	135,994
33,104	Oppenheimer International Bond Fund A	216,829

TOTAL BOND MUTUAL FUNDS — 14.82%		$1,771,651

(Cost $1,766,952)

TOTAL INVESTMENTS — 100.00%		11,957,565

(Cost $11,129,924)

OTHER ASSETS AND LIABILITIES — 0.00%		$0

TOTAL NET ASSETS — 100%		$11,957,565

(Cost $11,129,924)

(Continued)
See notes to the schedule of investments.

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2055 PORTFOLIO II

SCHEDULE OF INVESTMENTS

MARCH 31, 2011

UNAUDITED

Shares		Value ($)

EQUITY MUTUAL FUNDS

15,636	Allianz NFJ Small Cap Value Fund A	484,075
26,812	American Century Growth Fund Inv	733,585
31,659	First American Real Estate Securities Portfolio Y	609,435
11,921	Goldman Sachs Mid Cap Value Fund A	452,294
12,534	Harbor International Fund Inv	782,124
36,946	Invesco Developing Markets Fund I	1,233,266
34,367	Invesco Global Real Estate Fund I	362,917
22,191	Invesco International Growth Fund I	641,990
23,375	Invesco Van Kampen Small Cap Growth Fund A	285,648
18,918	Janus Perkins Mid Cap Value Fund S	452,137
157,579	Maxim Index 600 Portfolio	1,548,998
279,072	Maxim International Index Portfolio Initial	2,815,836
59,983	Maxim Invesco ADR Portfolio	773,780
61,276	Maxim Janus Large Cap Growth Portfolio	731,019
22,081	Maxim Loomis Sayles Small-Cap Value Portfolio	486,671
56,399	Maxim MFS International Growth Portfolio	639,001
267,880	Maxim S&P 500® Index Portfolio	3,233,307
129,296	Maxim S&P MidCap 400® Index Portfolio Initial	1,396,394
57,424	Maxim T. Rowe Price Equity/Income Portfolio	888,342
12,285	Maxim T. Rowe Price MidCap Growth Portfolio	244,226
37,015	MFS Value Fund A	892,440
34,289	Oppenheimer Developing Markets Fund A	1,241,255
33,585	Sentinel Small Company Fund A	285,807
9,191	Third Avenue Real Estate Fund	218,481
11,359	Wells Fargo Advantage Common Stock Fund A	245,017

TOTAL EQUITY MUTUAL FUNDS — 92.16%		$21,678,045

(Cost $20,245,013)

BOND MUTUAL FUNDS

41,541	Maxim Bond Index Portfolio	550,424
52,364	Maxim Federated Bond Portfolio	551,395
23,580	Maxim Global Bond Portfolio	234,153
16,723	Maxim Putnam High Yield Bond Portfolio	138,635
12,740	Metropolitan West High Yield Bond Fund M	139,374
35,157	Oppenheimer International Bond Fund A	230,280

TOTAL BOND MUTUAL FUNDS — 7.84%		$1,844,261

(Cost $1,843,173)

TOTAL INVESTMENTS — 100.00%		23,522,306

(Cost $22,088,186)

OTHER ASSETS AND LIABILITIES — 0.00%		$1

TOTAL NET ASSETS — 100%		$23,522,307

(Cost $22,088,186)

(Continued)
See notes to the schedule of investments.

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2055 PORTFOLIO III

SCHEDULE OF INVESTMENTS

MARCH 31, 2011

UNAUDITED

Shares		Value ($)

EQUITY MUTUAL FUNDS

153	Allianz NFJ Small Cap Value Fund A	4,745
264	American Century Growth Fund Inv	7,213
297	First American Real Estate Securities Portfolio Y	5,717
117	Goldman Sachs Mid Cap Value Fund A	4,422
123	Harbor International Fund Inv	7,645
359	Invesco Developing Markets Fund I	11,981
330	Invesco Global Real Estate Fund I	3,483
217	Invesco International Growth Fund I	6,279
230	Invesco Van Kampen Small Cap Growth Fund A	2,808
185	Janus Perkins Mid Cap Value Fund S	4,420
1,544	Maxim Index 600 Portfolio	15,181
2,730	Maxim International Index Portfolio Initial	27,550
586	Maxim Invesco ADR Portfolio	7,561
602	Maxim Janus Large Cap Growth Portfolio	7,188
217	Maxim Loomis Sayles Small-Cap Value Portfolio	4,772
552	Maxim MFS International Growth Portfolio	6,249
2,581	Maxim S&P 500® Index Portfolio	31,151
1,272	Maxim S&P MidCap 400® Index Portfolio Initial	13,735
560	Maxim T. Rowe Price Equity/Income Portfolio	8,667
122	Maxim T. Rowe Price MidCap Growth Portfolio	2,417
361	MFS Value Fund A	8,709
333	Oppenheimer Developing Markets Fund A	12,060
330	Sentinel Small Company Fund A	2,810
84	Third Avenue Real Estate Fund	2,001
112	Wells Fargo Advantage Common Stock Fund A	2,425

TOTAL EQUITY MUTUAL FUNDS — 95.11%		$211,189

(Cost $203,364)

BOND MUTUAL FUNDS

245	Maxim Bond Index Portfolio	3,244
309	Maxim Federated Bond Portfolio	3,250
133	Maxim Global Bond Portfolio	1,325
105	Maxim Putnam High Yield Bond Portfolio	872
80	Metropolitan West High Yield Bond Fund M	871
198	Oppenheimer International Bond Fund A	1,299

TOTAL BOND MUTUAL FUNDS — 4.89%		$10,861

(Cost $10,860)

TOTAL INVESTMENTS — 100.00%		222,050

(Cost $214,224)

OTHER ASSETS AND LIABILITIES — 0.00%		$11

TOTAL NET ASSETS — 100%		$222,061

(Cost $214,224)

(Concluded)
See notes to the schedule of investments.

MAXIM SERIES FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS

MARCH 31, 2011

UNAUDITED

1.	ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty portfolios. Interests in the Maxim Lifetime 2015 I, the Maxim Lifetime 2015 II, the Maxim Lifetime 2015 III, the Maxim Lifetime 2025 I, the Maxim Lifetime 2025 II, the Maxim Lifetime 2025 III, the Maxim Lifetime 2035 I, the Maxim Lifetime 2035 II, the Maxim Lifetime 2035 III, the Maxim Lifetime 2045 I, the Maxim Lifetime 2045 II, the Maxim Lifetime 2045 III, the Maxim Lifetime 2055 I, the Maxim Lifetime 2055 II, and the Maxim Lifetime 2055 III Portfolios (the Portfolios) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of each Portfolio is to seek capital appreciation and income consistent with its current asset allocation. There are three risk profile options for each available year designated in the name of the Portfolio. The Portfolio I series are generally expected to pursue a more conservative allocation strategy relative to the Portfolio II or Portfolio III series. The Portfolio II series are generally expected to pursue a more moderate allocation strategy relative to the Portfolio I or Portfolio III series. The Portfolio III series are generally expected to pursue a more aggressive allocation strategy relative to the Portfolio I or Portfolio II series. After the transition year, noted in the name of the Portfolio, the investment objective is to seek income and secondarily, capital growth. Each Portfolio is non-diversified as defined in the 1940 Act. The Portfolios are available only as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account (IRA) owners, and to qualified retirement plans and college savings programs.

Each of the Portfolios offer two share classes, referred to as Class T and Class T1 shares. The Maxim Lifetime 2015 II, Maxim Lifetime 2025 II, Maxim Lifetime 2035 II, Maxim Lifetime 2045 II, and Maxim Lifetime 2055 II Portfolios began offering an additional share class, Class L. All shares of the Portfolios represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Class T shares are not subject to any distribution fees, Class T1 shares are subject to an annual distribution fee of 0.10% of the corresponding Portfolio’s annual average net assets attributable to Class T1 shares, and Class L shares are subject to an annual distribution fee of 0.25% of the corresponding Portfolio’s annual average net assets attributable to Class L shares. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Investments in shares of the underlying mutual funds are valued at their net asset value as reported by the underlying mutual fund.

Investments in the Great-West Life & Annuity Contract (GWL&A Contract) are valued at the amount of deposits plus interest less withdrawals, determined on a daily basis. The investment in the Contract is a guaranteed account invested in the general account of GWL&A. The interest rate credited may change on a calendar quarter basis, but on an annual effective basis will not be less than 1.5%.

The Portfolios classify valuations into three levels based upon the transparency of inputs to the valuation of each Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

For these portfolios, Level 3 securities include, investments in the GWL&A Contract, where the major consideration in the valuation being the financial strength and credit rating of GWL&A, and its ability to meet ongoing obligations to the policyholders.

        As of March 31, 2011, the levels of each Portfolio’s investments were as follows:

Lifetime 2015 Portfolio I

Description	Level 1	Level 2	Level 3	Total
Equity Mutual Funds	$39,791,314	$-	$-	$39,791,314
Bond Mutual Funds	53,081,976	-	-	53,081,976
Money Market Mutual Funds	1,512,087	-	-	1,512,087
Fixed Interest Contract	-	-	3,953,370	3,953,370

Total	94,385,377	-	3,953,370	98,338,747

Lifetime 2015 Portfolio II

Description	Level 1	Level 2	Level 3	Total
Equity Mutual Funds	$139,670,774	$-	$-	$139,670,774
Bond Mutual Funds	122,555,714	-	-	122,555,714
Money Market Mutual Funds	3,535,653	-	-	3,535,653
Fixed Interest Contract	-	-	9,116,859	9,116,859

Total	265,762,141	-	9,116,859	274,879,000

Lifetime 2015 Portfolio III

Description	Level 1	Level 2	Level 3	Total
Equity Mutual Funds	$3,061,339	$-	$-	$3,061,339
Bond Mutual Funds	1,633,910	-	-	1,633,910
Money Market Mutual Funds	45,556	-	-	45,556
Fixed Interest Contract	-	-	119,961	119,961

Total	4,740,805	-	119,961	4,860,766

Lifetime 2025 Portfolio I

Description	Level 1	Level 2	Level 3	Total
Equity Mutual Funds	$68,359,057	$-	$-	$68,359,057
Bond Mutual Funds	49,896,519	-	-	49,896,519
Money Market Mutual Funds	838,437	-	-	838,437
Fixed Interest Contract	-	-	2,157,324	2,157,324

Total	119,094,013	-	2,157,324	121,251,337

Lifetime 2025 Portfolio II

Description	Level 1	Level 2	Level 3	Total
Equity Mutual Funds	$255,441,496	$-	$-	$255,441,496
Bond Mutual Funds	100,475,294	-	-	100,475,294
Money Market Mutual Funds	1,602,711	-	-	1,602,711
Fixed Interest Contract	-	-	4,276,601	4,276,601

Total	357,519,501	-	4,276,601	361,796,102

Lifetime 2025 Portfolio III

Description	Level 1	Level 2	Level 3	Total
Equity Mutual Funds	$4,896,640	$-	$-	$4,896,640
Bond Mutual Funds	914,656	-	-	914,656
Money Market Mutual Funds	14,394	-	-	14,394
Fixed Interest Contract	-	-	40,329	40,329

Total	5,825,690	-	40,329	5,866,019

Lifetime 2035 Portfolio I

Description	Level 1	Level 2	Level 3	Total
Equity Mutual Funds	$66,775,763	$-	$-	$66,775,763
Bond Mutual Funds	20,832,079	-	-	20,832,079
Money Market Mutual Funds	129,881	-	-	129,881
Fixed Interest Contract	-	-	346,567	346,567

Total	87,737,723	-	346,567	88,084,290

Lifetime 2035 Portfolio II

Description	Level 1	Level 2	Level 3	Total
Equity Mutual Funds	$221,532,024	$-	$-	$221,532,024
Bond Mutual Funds	31,051,967	-	-	31,051,967
Money Market Mutual Funds	248,322	-	-	248,322
Fixed Interest Contract	-	-	496,956	496,956

Total	252,832,313	-	496,956	253,329,269

Lifetime 2035 Portfolio III

Description	Level 1	Level 2	Level 3	Total
Equity Mutual Funds	$3,308,738	$-	$-	$3,308,738
Bond Mutual Funds	223,560	-	-	223,560
Money Market Mutual Funds	1,732	-	-	1,732
Fixed Interest Contract	-	-	3,467	3,467

Total	3,534,030	-	3,467	3,537,497

Lifetime 2045 Portfolio I

Description	Level 1	Level 2	Level 3	Total
Equity Mutual Funds	$34,297,049	$-	$-	$34,297,049
Bond Mutual Funds	6,580,867	-	-	6,580,867

Total	40,877,916	-	-	40,877,916

Lifetime 2045 Portfolio II

Description	Level 1	Level 2	Level 3	Total
Equity Mutual Funds	$96,791,377	$-	$-	$96,791,377
Bond Mutual Funds	8,793,125	-	-	8,793,125

Total	105,584,502	-	-	105,584,502

Lifetime 2045 Portfolio III

Description	Level 1	Level 2	Level 3	Total
Equity Mutual Funds	$1,232,031	$-	$-	$1,232,031
Bond Mutual Funds	64,777	-	-	64,777

Total	1,296,808	-	-	1,296,808

Lifetime 2055 Portfolio I

Description	Level 1	Level 2	Level 3	Total
Equity Mutual Funds	$10,185,914	$-	$-	$10,185,914
Bond Mutual Funds	1,771,651	-	-	1,771,651

Total	11,957,565	-	-	11,957,565

Lifetime 2055 Portfolio II

Description	Level 1	Level 2	Level 3	Total
Equity Mutual Funds	$21,678,045	$-	$-	$21,678,045
Bond Mutual Funds	1,844,261	-	-	1,844,261

Total	23,522,306	-	-	23,522,306

Lifetime 2055 Portfolio III

Description	Level 1	Level 2	Level 3	Total
Equity Mutual Funds	$211,189	$-	$-	$211,189
Bond Mutual Funds	10,861	-	-	10,861

Total	222,050	-	-	222,050

The Portfolios recognize transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the period.

The following is a reconciliation of change in Level 3 assets during the period ended March 31, 2011:

Description	Lifetime 2015 I	Lifetime 2015 II	Lifetime 2015 III
Beginning Balance, December 31, 2010	$-	$-	$-
Total realized gains (or losses)	164	343	8
Total unrealized gains (or losses)	16,369	37,233	511
Purchases	4,034,422	9,256,777	123,239
Sales	(97,585)	(177,494)	(3,797)
Transfers into (out of) Level 3	-	-	-

Ending Balance, March 31, 2011	$3,953,370	$9,116,859	$119,961

Description	Lifetime 2025 I	Lifetime 2025 II	Lifetime 2025 III
Beginning Balance, December 31, 2010	$-	$-	$-
Total realized gains (or losses)	126	84	4
Total unrealized gains (or losses)	9,003	17,492	163
Purchases	2,195,015	4,284,011	46,181
Sales	(46,820)	(24,986)	(6,019)
Transfers into (out of) Level 3	-	-	-

Ending Balance, March 31, 2011	$2,157,324	$4,276,601	$40,329

Description		Lifetime 2035 I		Lifetime 2035 II		Lifetime 2035 III
Beginning Balance, December 31, 2010	$	-	$	-	$	-
Total realized gains (or losses)		8		19		-
Total unrealized gains (or losses)		1,448		2,000		15
Purchases		348,605		502,434		3,630
Sales		(3,494)		(7,497)		(178)
Transfers into (out of) Level 3		-		-		-

Ending Balance, March 31, 2011	$	346,567	$	496,956	$	3,467

Risk Factors

Investing in the Portfolios may involve certain risks including, but not limited to, those described below.

Investments in each Portfolio are subject to risks related to its allocation strategy. The success for each Portfolio will be impacted by the results of the underlying funds.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the underlying funds. These events may have adverse effects on the Portfolios such as a decline in the value and liquidity of many securities held by the Portfolios, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolios ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the underlying funds to be subject to larger short-term declines in value.

The Portfolio’s underlying funds may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolios to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Each Portfolio may invest in underlying funds that primarily invest in bonds. Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities.

The underlying funds may be invested in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

Dividends

Dividends from net investment income of the Portfolios are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date).

Realized gains and losses from an investment sold is determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date.

Interest on the GWL&A Contract is accrued daily.

Federal Income Taxes

Each of the Portfolios complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The Portfolios are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

The Portfolios are not subject to examination by U.S. federal tax authorities or state tax authorities for tax years before 2009.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), net capital losses recognized after December 31, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

Other Transactions with Affiliates

The Portfolios each may invest in a fixed interest contract issued by GWL&A. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of the investments in certain of the Portfolios and GWL&A being an affiliated entity the Portfolios are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.

Affiliated Investment Companies

Below is a summary of the transactions for each underlying investment during the period ended March 31, 2011, in which the issuer was an affiliate of a Portfolio, as defined in the 1940 Act.

Affiliate	Shares Held	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 3/31/2011

Maxim Lifetime 2015 Portfolio I

Great-West Life & Annuity Contract	3,935,548	$-	$4,034,422	$97,585	$164	$-	$3,953,370
Maxim Bond Index Portfolio	995,119	11,592,086	2,286,171	656,776	790	82,452	13,185,332
Maxim Federated Bond Portfolio	1,275,657	11,605,930	2,293,712	442,521	11,234	106,120	13,432,665
Maxim Global Bond Portfolio	339,704	2,870,923	541,047	95,262	5,718	-	3,373,262
Maxim Index 600 Portfolio	184,884	1,798,204	262,844	319,464	42,608	-	1,817,414
Maxim International Index Portfolio Initial	337,172	-	3,484,557	106,026	285	-	3,402,063
Maxim Invesco ADR Portfolio	72,506	2,483,685	206,865	1,588,597	215,499	-	935,332
Maxim Janus Large Cap Growth Portfolio	136,540	1,654,390	307,552	339,120	29,725	-	1,628,917
Maxim Loomis Sayles Small-Cap Value Portfolio	22,819	506,553	70,898	92,738	16,035	-	502,928
Maxim MFS International Growth Portfolio	68,281	1,996,538	162,115	1,223,694	186,555	-	773,624
Maxim Money Market Portfolio	1,512,087	2,510,416	338,685	1,337,015	-	-	1,512,087
Maxim Putnam High Yield Bond Portfolio	413,330	2,950,246	493,202	115,382	7,437	-	3,426,507
Maxim S&P 500® Index Portfolio	593,962	7,383,452	1,483,717	1,842,038	236,221	-	7,169,118
Maxim S&P MidCap 400® Index Portfolio Initial	287,830	-	3,036,825	143,557	4,888	-	3,108,565
Maxim Short Duration Bond Portfolio	236,127	2,094,830	422,200	82,775	1,388	16,233	2,434,472
Maxim T. Rowe Price Equity/Income Portfolio	126,783	2,036,221	301,159	433,359	46,756	-	1,961,334
Maxim T. Rowe Price MidCap Growth Portfolio	27,796	1,089,607	102,745	581,396	107,403	-	552,580

TOTAL					$912,706	$204,805	$63,169,570

Affiliate	Shares Held	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 3/31/2011

Maxim Lifetime 2015 Portfolio II

Great-West Life & Annuity Contract	9,075,759	$-	$9,256,777	$177,494	$343	$-	$9,116,859
Maxim Bond Index Portfolio	2,332,643	25,386,941	6,674,864	1,059,216	88	197,988	30,907,523
Maxim Federated Bond Portfolio	2,925,044	25,417,261	6,431,442	981,809	20,039	249,254	30,800,716
Maxim Global Bond Portfolio	780,186	6,294,342	1,519,304	197,490	15,802	-	7,747,250
Maxim Index 600 Portfolio	673,435	6,121,490	1,210,748	935,280	214,633	-	6,619,863
Maxim International Index Portfolio Initial	1,239,813	-	12,795,558	367,666	6,183	-	12,509,714
Maxim Invesco ADR Portfolio	265,999	8,317,736	887,938	5,302,457	634,923	-	3,431,381
Maxim Janus Large Cap Growth Portfolio	497,561	5,521,223	1,330,431	942,840	94,802	-	5,935,906
Maxim Loomis Sayles Small-Cap Value Portfolio	82,756	1,684,888	331,791	268,921	49,233	-	1,823,933
Maxim MFS International Growth Portfolio	251,427	6,783,259	710,470	4,141,726	592,212	-	2,848,672
Maxim Money Market Portfolio	3,535,653	5,793,872	903,580	3,161,799	-	-	3,535,653
Maxim Putnam High Yield Bond Portfolio	938,388	6,395,398	1,430,035	263,261	16,382	-	7,779,237
Maxim S&P 500® Index Portfolio	2,174,105	24,728,248	5,892,789	4,982,500	749,121	-	26,241,442
Maxim S&P MidCap 400® Index Portfolio Initial	1,049,014	-	11,048,649	498,252	21,816	-	11,329,353
Maxim Short Duration Bond Portfolio	539,808	4,574,239	1,167,755	175,048	2,560	38,013	5,565,417
Maxim T. Rowe Price Equity/Income Portfolio	464,261	6,818,464	1,388,396	1,198,675	194,620	-	7,182,117
Maxim T. Rowe Price MidCap Growth Portfolio	98,676	3,681,070	441,849	1,988,197	345,163	-	1,961,685

TOTAL					$2,957,920	$485,255	$175,336,721

Affiliate	Shares Held	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 3/31/2011

Maxim Lifetime 2015 Portfolio III

Great-West Life & Annuity Contract	119,420	$-	$123,239	$3,797	$8	$-	$119,961
Maxim Bond Index Portfolio	31,395	400,303	39,831	21,152	20	2,662	415,986
Maxim Federated Bond Portfolio	38,850	400,734	31,472	20,385	560	3,307	409,086
Maxim Global Bond Portfolio	10,318	98,777	6,480	3,952	367	-	102,454
Maxim Index 600 Portfolio	15,159	158,397	7,383	21,179	5,312	-	149,008
Maxim International Index Portfolio Initial	28,108	-	291,239	10,012	61	-	283,608
Maxim Invesco ADR Portfolio	6,003	216,971	7,327	138,686	11,523	-	77,444
Maxim Janus Large Cap Growth Portfolio	11,246	144,056	11,344	21,450	2,479	-	134,163
Maxim Loomis Sayles Small-Cap Value Portfolio	1,863	36,209	4,933	2,253	687	-	41,067
Maxim MFS International Growth Portfolio	5,725	175,049	5,456	107,702	9,387	-	64,863
Maxim Money Market Portfolio	45,556	97,873	5,265	57,149	-	-	45,556
Maxim Putnam High Yield Bond Portfolio	12,482	100,949	4,609	4,793	318	-	103,474
Maxim S&P 500® Index Portfolio	49,290	643,797	50,564	110,673	19,774	-	594,926
Maxim S&P MidCap 400® Index Portfolio Initial	23,748	-	252,183	14,393	583	-	256,476
Maxim Short Duration Bond Portfolio	7,196	72,381	5,932	3,778	85	506	74,193
Maxim T. Rowe Price Equity/Income Portfolio	10,548	178,074	8,108	26,658	4,870	-	163,170
Maxim T. Rowe Price MidCap Growth Portfolio	2,237	95,720	2,397	51,084	6,425	-	44,475

TOTAL					$62,459	$6,475	$3,079,910

Affiliate	Shares Held	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 3/31/2011

Maxim Lifetime 2025 Portfolio I

Great-West Life & Annuity Contract	2,147,599	$-	$2,195,015	$46,820	$126	$-	$2,157,324
Maxim Bond Index Portfolio	1,041,721	12,364,060	2,163,265	682,571	2,653	86,974	13,802,798
Maxim Federated Bond Portfolio	1,339,253	12,378,936	2,170,514	421,276	10,996	112,262	14,102,332
Maxim Global Bond Portfolio	398,721	3,423,035	550,827	83,093	5,836	-	3,959,299
Maxim Index 600 Portfolio	378,402	3,494,825	485,864	446,490	64,646	-	3,719,696
Maxim International Index Portfolio Initial	677,970	-	6,977,237	186,901	2,306	-	6,840,716
Maxim Invesco ADR Portfolio	145,248	4,860,959	382,275	3,064,418	401,555	-	1,873,693
Maxim Janus Large Cap Growth Portfolio	231,426	2,671,119	450,080	384,423	34,157	-	2,760,911
Maxim Loomis Sayles Small-Cap Value Portfolio	46,516	979,353	126,813	131,094	21,591	-	1,025,212
Maxim MFS International Growth Portfolio	137,584	3,921,101	319,052	2,377,583	355,477	-	1,558,822
Maxim Money Market Portfolio	838,437	1,461,354	175,002	797,918	-	-	838,437
Maxim Putnam High Yield Bond Portfolio	427,746	3,101,674	443,073	103,534	7,133	-	3,546,011
Maxim S&P 500® Index Portfolio	1,012,958	11,946,637	2,116,884	2,192,782	294,341	-	12,226,398
Maxim S&P MidCap 400® Index Portfolio Initial	490,268	-	5,181,066	257,229	11,669	-	5,294,900
Maxim Short Duration Bond Portfolio	127,563	1,149,753	205,925	40,686	735	8,837	1,315,176
Maxim T. Rowe Price Equity/Income Portfolio	216,214	3,301,814	443,747	504,362	74,074	-	3,344,829
Maxim T. Rowe Price MidCap Growth Portfolio	46,544	1,777,347	150,625	915,734	170,089	-	925,298

TOTAL					$1,457,384	$208,073	$79,291,852

Affiliate	Shares Held	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 3/31/2011

Maxim Lifetime 2025 Portfolio II

Great-West Life & Annuity Contract	4,257,321	$-	$4,284,011	$24,986	$84	$-	$4,276,601
Maxim Bond Index Portfolio	2,147,103	22,447,428	6,457,312	330,253	(463)	181,357	28,449,119
Maxim Federated Bond Portfolio	2,682,980	22,474,445	6,156,902	288,802	6,094	227,521	28,251,776
Maxim Global Bond Portfolio	784,500	6,101,513	1,578,649	22,600	1,774	-	7,790,085
Maxim Index 600 Portfolio	1,444,712	11,947,409	2,670,265	1,048,734	277,426	-	14,201,519
Maxim International Index Portfolio Initial	2,622,781	-	26,492,544	200,005	1,294	-	26,463,860
Maxim Invesco ADR Portfolio	565,705	16,545,820	1,972,960	10,346,510	1,166,581	-	7,297,596
Maxim Janus Large Cap Growth Portfolio	887,145	9,115,291	2,419,464	1,043,950	85,517	-	10,583,637
Maxim Loomis Sayles Small-Cap Value Portfolio	175,054	3,320,333	715,894	339,735	93,768	-	3,858,186
Maxim MFS International Growth Portfolio	527,464	13,417,632	1,591,385	8,080,133	1,109,314	-	5,976,170
Maxim Money Market Portfolio	1,602,711	2,250,375	413,203	1,056,319	-	-	1,602,711
Maxim Putnam High Yield Bond Portfolio	862,350	5,665,657	1,349,245	61,930	2,364	-	7,148,884
Maxim S&P 500® Index Portfolio	3,886,453	40,578,204	10,346,344	5,475,690	786,068	-	46,909,490
Maxim S&P MidCap 400® Index Portfolio Initial	1,882,374	-	19,492,899	554,680	25,916	-	20,329,639
Maxim Short Duration Bond Portfolio	258,620	2,112,526	587,145	28,984	610	18,124	2,666,372
Maxim T. Rowe Price Equity/Income Portfolio	830,098	11,174,925	2,490,025	1,261,054	173,198	-	12,841,618
Maxim T. Rowe Price MidCap Growth Portfolio	180,909	6,055,648	805,252	2,979,190	576,606	-	3,596,466

TOTAL					$4,306,151	$427,002	$232,243,729

Affiliate	Shares Held	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 3/31/2011

Maxim Lifetime 2025 Portfolio III

Great-West Life & Annuity Contract	40,147	$-	$46,181	$6,019	$4	$-	$40,329
Maxim Bond Index Portfolio	18,134	265,786	34,575	59,785	(614)	1,521	240,275
Maxim Federated Bond Portfolio	24,823	266,004	36,659	40,328	586	2,090	261,388
Maxim Global Bond Portfolio	7,373	73,296	9,186	9,906	665	-	73,211
Maxim Index 600 Portfolio	28,202	290,084	30,623	51,798	10,443	-	277,221
Maxim International Index Portfolio Initial	50,760	-	584,227	75,961	974	-	512,164
Maxim Invesco ADR Portfolio	10,946	400,899	22,546	266,008	24,570	-	141,205
Maxim Janus Large Cap Growth Portfolio	17,307	221,471	28,671	44,405	4,703	-	206,469
Maxim Loomis Sayles Small-Cap Value Portfolio	3,449	80,178	7,730	14,204	3,109	-	76,017
Maxim MFS International Growth Portfolio	10,231	327,120	17,235	210,862	21,656	-	115,918
Maxim Money Market Portfolio	14,394	23,232	2,378	11,216	-	-	14,394
Maxim Putnam High Yield Bond Portfolio	8,016	67,316	7,168	9,693	576	-	66,450
Maxim S&P 500® Index Portfolio	75,725	989,359	124,842	217,731	34,499	-	913,997
Maxim S&P MidCap 400® Index Portfolio Initial	36,728	-	435,308	66,467	1,333	-	396,667
Maxim Short Duration Bond Portfolio	2,508	26,212	3,708	4,064	6	175	25,862
Maxim T. Rowe Price Equity/Income Portfolio	16,177	273,494	25,971	54,768	8,788	-	250,256
Maxim T. Rowe Price MidCap Growth Portfolio	3,521	148,428	7,253	80,053	12,306	-	69,993

TOTAL					$123,604	$3,786	$3,681,816

Affiliate	Shares Held	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 3/31/2011

Maxim Lifetime 2035 Portfolio I

Great-West Life & Annuity Contract	345,005	$-	$348,605	$3,494	$8	$-	$346,567
Maxim Bond Index Portfolio	478,399	5,166,735	1,325,760	134,889	868	39,913	6,338,784
Maxim Federated Bond Portfolio	603,049	5,173,080	1,316,282	128,161	3,304	50,514	6,350,111
Maxim Global Bond Portfolio	195,121	1,554,480	366,027	17,951	1,286	-	1,937,554
Maxim Index 600 Portfolio	419,475	3,499,859	725,898	324,565	48,486	-	4,123,439
Maxim International Index Portfolio Initial	750,349	-	7,595,349	78,789	1,206	-	7,571,024
Maxim Invesco ADR Portfolio	161,228	4,909,114	506,732	3,053,736	378,843	-	2,079,842
Maxim Janus Large Cap Growth Portfolio	219,351	2,248,537	548,839	207,003	21,058	-	2,616,862
Maxim Loomis Sayles Small-Cap Value Portfolio	51,862	968,176	191,560	81,656	12,942	-	1,143,028
Maxim MFS International Growth Portfolio	151,525	3,981,106	393,801	2,371,036	341,523	-	1,716,782
Maxim Money Market Portfolio	129,881	140,064	31,169	41,352	-	-	129,881
Maxim Putnam High Yield Bond Portfolio	193,919	1,304,849	283,044	27,179	1,738	-	1,607,591
Maxim S&P 500® Index Portfolio	933,674	10,026,634	2,333,347	1,447,694	213,487	-	11,269,447
Maxim S&P MidCap 400® Index Portfolio Initial	461,598	-	4,784,242	147,318	6,835	-	4,985,260
Maxim Short Duration Bond Portfolio	20,958	175,314	45,309	4,639	(3)	1,451	216,081
Maxim T. Rowe Price Equity/Income Portfolio	204,619	2,768,572	541,053	262,586	39,939	-	3,165,452
Maxim T. Rowe Price MidCap Growth Portfolio	43,968	1,507,840	206,981	774,481	140,057	-	874,082

TOTAL					$1,211,577	$91,878	$56,471,787

Affiliate	Shares Held	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 3/31/2011

Maxim Lifetime 2035 Portfolio II

Great-West Life & Annuity Contract	494,716	$-	$502,434	$7,497	$19	$-	$496,956
Maxim Bond Index Portfolio	718,652	7,323,714	2,456,580	229,436	1,717	60,344	9,522,144
Maxim Federated Bond Portfolio	905,913	7,332,693	2,439,953	213,810	5,944	76,370	9,539,260
Maxim Global Bond Portfolio	292,552	2,198,866	697,394	42,527	3,446	-	2,905,039
Maxim Index 600 Portfolio	1,399,630	10,889,015	3,071,190	869,659	238,149	-	13,758,363
Maxim International Index Portfolio Initial	2,512,826	-	25,535,762	346,907	6,998	-	25,354,418
Maxim Invesco ADR Portfolio	540,150	15,318,262	2,211,416	9,830,852	1,035,513	-	6,967,931
Maxim Janus Large Cap Growth Portfolio	731,531	6,978,293	2,250,921	610,259	43,032	-	8,727,168
Maxim Loomis Sayles Small-Cap Value Portfolio	172,022	3,020,124	820,124	237,537	69,515	-	3,791,365
Maxim MFS International Growth Portfolio	508,161	12,407,210	1,723,746	7,555,374	994,963	-	5,757,466
Maxim Money Market Portfolio	248,322	568,545	95,764	415,987	-	-	248,322
Maxim Putnam High Yield Bond Portfolio	285,591	1,813,194	534,050	44,907	3,111	-	2,367,551
Maxim S&P 500® Index Portfolio	3,192,657	31,239,428	9,320,034	3,410,704	484,023	-	38,535,372
Maxim S&P MidCap 400® Index Portfolio Initial	1,548,820	-	16,165,024	572,667	28,084	-	16,727,258
Maxim Short Duration Bond Portfolio	24,042	379,530	78,746	213,581	(2,973)	1,675	247,875
Maxim T. Rowe Price Equity/Income Portfolio	684,704	8,644,148	2,354,362	806,274	109,573	-	10,592,370
Maxim T. Rowe Price MidCap Growth Portfolio	148,005	4,649,438	772,559	2,288,967	433,072	-	2,942,338

TOTAL					$3,454,186	$138,389	$158,481,196

Affiliate	Shares Held	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 3/31/2011

Maxim Lifetime 2035 Portfolio III

Great-West Life & Annuity Contract	3,451	$-	$3,630	$178	$-	$-	$3,467
Maxim Bond Index Portfolio	5,079	65,977	11,936	10,480	(38)	415	67,296
Maxim Federated Bond Portfolio	6,402	66,038	11,761	10,189	142	525	67,414
Maxim Global Bond Portfolio	2,129	20,384	3,407	2,899	147	-	21,138
Maxim Index 600 Portfolio	21,151	208,470	22,636	30,742	6,607	-	207,912
Maxim International Index Portfolio Initial	37,822	-	398,448	19,914	220	-	381,626
Maxim Invesco ADR Portfolio	8,130	292,631	18,898	189,353	22,432	-	104,876
Maxim Janus Large Cap Growth Portfolio	11,003	133,406	18,075	20,710	2,506	-	131,261
Maxim Loomis Sayles Small-Cap Value Portfolio	2,592	57,672	5,775	8,348	2,008	-	57,138
Maxim MFS International Growth Portfolio	7,615	237,395	14,381	148,582	19,336	-	86,274
Maxim Money Market Portfolio	1,732	-	1,818	86	-	-	1,732
Maxim Putnam High Yield Bond Portfolio	2,097	16,957	2,412	2,418	131	-	17,384
Maxim S&P 500® Index Portfolio	47,242	597,157	69,390	108,490	18,545	-	570,215
Maxim S&P MidCap 400® Index Portfolio Initial	23,241	-	251,050	17,581	487	-	251,006
Maxim Short Duration Bond Portfolio	168	-	1,824	94	-	11	1,729
Maxim T. Rowe Price Equity/Income Portfolio	10,299	165,356	16,022	26,359	4,195	-	159,324
Maxim T. Rowe Price MidCap Growth Portfolio	2,207	89,378	4,545	45,704	8,377	-	43,872

TOTAL					$85,095	$951	$2,173,664

Affiliate	Shares Held	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 3/31/2011

Maxim Lifetime 2045 Portfolio I

Maxim Bond Index Portfolio	155,202	$1,575,479	$533,409	$46,152	$389	$12,970	$2,056,432
Maxim Federated Bond Portfolio	195,643	1,577,435	528,349	41,684	1,165	16,415	2,060,123
Maxim Global Bond Portfolio	71,869	538,139	172,078	9,381	586	-	713,657
Maxim Index 600 Portfolio	234,357	1,797,339	519,755	131,038	32,557	-	2,303,733
Maxim International Index Portfolio Initial	413,741	-	4,197,977	52,379	77	-	4,174,642
Maxim Invesco ADR Portfolio	88,776	2,604,033	319,266	1,641,959	186,340	-	1,145,216
Maxim Janus Large Cap Growth Portfolio	105,022	993,861	318,096	75,177	4,073	-	1,252,913
Maxim Loomis Sayles Small-Cap Value Portfolio	28,705	498,237	138,399	37,249	9,371	-	632,652
Maxim MFS International Growth Portfolio	83,838	2,119,145	250,557	1,276,488	172,238	-	949,883
Maxim Putnam High Yield Bond Portfolio	63,095	399,045	117,806	8,544	505	-	523,060
Maxim S&P 500® Index Portfolio	454,047	4,474,193	1,383,435	563,032	80,462	-	5,480,341
Maxim S&P MidCap 400® Index Portfolio Initial	221,377	-	2,314,664	88,737	3,949	-	2,390,872
Maxim T. Rowe Price Equity/Income Portfolio	98,170	1,226,510	331,347	99,135	12,995	-	1,518,691
Maxim T. Rowe Price MidCap Growth Portfolio	21,399	656,201	128,580	331,204	62,302	-	425,406

TOTAL					$567,009	$29,385	$25,627,621

Affiliate	Shares Held	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 3/31/2011

Maxim Lifetime 2045 Portfolio II

Maxim Bond Index Portfolio	209,782	$2,037,788	$800,542	$43,428	$(84)	$17,678	$2,779,614
Maxim Federated Bond Portfolio	264,446	2,040,297	797,422	40,454	831	22,374	2,784,621
Maxim Global Bond Portfolio	95,297	682,769	254,094	5,262	358	-	946,300
Maxim Index 600 Portfolio	664,209	4,847,587	1,654,940	302,507	72,793	-	6,529,179
Maxim International Index Portfolio Initial	1,175,363	-	11,830,882	42,946	323	-	11,859,415
Maxim Invesco ADR Portfolio	253,129	7,039,010	1,115,348	4,529,316	470,583	-	3,265,364
Maxim Janus Large Cap Growth Portfolio	297,390	2,693,383	1,014,003	188,318	16,239	-	3,547,866
Maxim Loomis Sayles Small-Cap Value Portfolio	81,275	1,350,543	443,523	94,233	22,169	-	1,791,299
Maxim MFS International Growth Portfolio	236,557	5,724,108	866,395	3,508,906	459,475	-	2,680,195
Maxim Putnam High Yield Bond Portfolio	81,335	492,231	173,080	7,707	325	-	674,267
Maxim S&P 500® Index Portfolio	1,289,567	12,015,825	4,190,837	1,154,898	168,475	-	15,565,074
Maxim S&P MidCap 400® Index Portfolio Initial	629,888	-	6,535,742	187,021	9,223	-	6,802,794
Maxim T. Rowe Price Equity/Income Portfolio	278,215	3,315,389	1,076,876	238,524	35,958	-	4,303,989
Maxim T. Rowe Price MidCap Growth Portfolio	60,532	1,807,077	365,319	883,283	174,356	-	1,203,381

TOTAL					$1,431,024	$40,052	$64,733,358

Affiliate	Shares Held	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 3/31/2011

Maxim Lifetime 2045 Portfolio III

Maxim Bond Index Portfolio	1,526	$18,549	$2,897	$1,164	$(2)	$126	$20,223
Maxim Federated Bond Portfolio	1,924	18,568	2,864	1,129	23	160	20,259
Maxim Global Bond Portfolio	715	6,404	885	306	16	-	7,098
Maxim Index 600 Portfolio	8,485	77,820	9,259	8,091	1,231	-	83,403
Maxim International Index Portfolio Initial	14,998	-	157,326	7,187	131	-	151,328
Maxim Invesco ADR Portfolio	3,226	112,134	6,966	71,172	8,550	-	41,616
Maxim Janus Large Cap Growth Portfolio	3,791	42,839	6,575	4,677	468	-	45,228
Maxim Loomis Sayles Small-Cap Value Portfolio	1,039	21,523	2,351	2,192	400	-	22,897
Maxim MFS International Growth Portfolio	3,017	90,759	5,285	55,352	7,653	-	34,184
Maxim Putnam High Yield Bond Portfolio	614	4,650	558	261	18	-	5,094
Maxim S&P 500® Index Portfolio	16,556	190,188	28,079	25,331	3,776	-	199,826
Maxim S&P MidCap 400® Index Portfolio Initial	7,972	-	85,623	5,636	200	-	86,092
Maxim T. Rowe Price Equity/Income Portfolio	3,539	52,844	5,949	6,098	863	-	54,756
Maxim T. Rowe Price MidCap Growth Portfolio	756	28,321	2,219	14,294	2,565	-	15,028

TOTAL					$25,892	$286	$787,032

Affiliate	Shares Held	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 3/31/2011

Maxim Lifetime 2055 Portfolio I

Maxim Bond Index Portfolio	40,078	$418,500	$134,765	$22,590	$(102)	$3,386	$531,037
Maxim Federated Bond Portfolio	50,522	419,017	134,015	21,737	393	4,285	531,996
Maxim Global Bond Portfolio	22,210	171,038	51,752	7,167	107	-	220,547
Maxim Index 600 Portfolio	73,462	581,481	157,125	58,092	9,853	-	722,134
Maxim International Index Portfolio Initial	130,327	-	1,343,633	37,520	805	-	1,314,997
Maxim Invesco ADR Portfolio	27,966	867,247	101,538	559,784	69,136	-	360,759
Maxim Janus Large Cap Growth Portfolio	28,687	280,403	85,760	28,000	3,302	-	342,238
Maxim Loomis Sayles Small-Cap Value Portfolio	10,313	184,898	47,896	17,298	4,859	-	227,289
Maxim MFS International Growth Portfolio	26,296	706,847	78,850	438,536	61,842	-	297,930
Maxim Putnam High Yield Bond Portfolio	16,315	106,127	29,877	4,916	338	-	135,248
Maxim S&P 500® Index Portfolio	125,694	1,233,227	375,379	150,344	21,717	-	1,517,132
Maxim S&P MidCap 400® Index Portfolio Initial	60,818	-	645,212	33,978	1,370	-	656,840
Maxim T. Rowe Price Equity/Income Portfolio	26,928	345,483	89,104	35,803	4,272	-	416,571
Maxim T. Rowe Price MidCap Growth Portfolio	5,770	188,078	27,820	94,940	16,837	-	114,713

TOTAL					$194,729	$7,671	$7,389,431

Affiliate	Shares Held	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 3/31/2011

Maxim Lifetime 2055 Portfolio II

Maxim Bond Index Portfolio	41,541	$385,197	$175,975	$9,463	$43	$3,420	$550,424
Maxim Federated Bond Portfolio	52,364	385,673	175,409	8,908	209	4,328	551,395
Maxim Global Bond Portfolio	23,580	161,330	70,573	1,952	78	-	234,153
Maxim Index 600 Portfolio	157,579	1,102,598	441,302	80,992	12,589	-	1,548,998
Maxim International Index Portfolio Initial	279,072	-	2,818,773	21,434	521	-	2,815,836
Maxim Invesco ADR Portfolio	59,983	1,644,366	369,098	1,145,140	129,166	-	773,780
Maxim Janus Large Cap Growth Portfolio	61,276	529,458	235,371	41,843	3,291	-	731,019
Maxim Loomis Sayles Small-Cap Value Portfolio	22,081	350,014	135,760	25,768	5,381	-	486,671
Maxim MFS International Growth Portfolio	56,399	1,330,973	293,425	887,657	117,965	-	639,001
Maxim Putnam High Yield Bond Portfolio	16,723	96,624	40,076	1,782	130	-	138,635
Maxim S&P 500® Index Portfolio	267,880	2,347,401	1,010,975	245,230	29,075	-	3,233,307
Maxim S&P MidCap 400® Index Portfolio Initial	129,296	-	1,342,434	38,362	1,760	-	1,396,394
Maxim T. Rowe Price Equity/Income Portfolio	57,424	651,608	253,367	51,632	5,596	-	888,342
Maxim T. Rowe Price MidCap Growth Portfolio	12,285	352,280	90,384	188,032	29,749	-	244,226

TOTAL					$335,553	$7,748	$14,232,181

Affiliate	Shares Held	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 3/31/2011

Maxim Lifetime 2055 Portfolio III

Maxim Bond Index Portfolio	245	$2,598	$1,985	$1,342	$(15)	$21	$3,244
Maxim Federated Bond Portfolio	309	2,601	3,362	2,720	(2)	26	3,250
Maxim Global Bond Portfolio	133	1,044	786	520	5	-	1,325
Maxim Index 600 Portfolio	1,544	12,165	8,859	5,921	732	-	15,181
Maxim International Index Portfolio Initial	2,730	-	38,840	11,418	(73)	-	27,550
Maxim Invesco ADR Portfolio	586	18,244	4,652	14,433	1,210	-	7,561
Maxim Janus Large Cap Growth Portfolio	602	5,885	4,614	3,174	218	-	7,188
Maxim Loomis Sayles Small-Cap Value Portfolio	217	3,859	2,785	1,902	238	-	4,772
Maxim MFS International Growth Portfolio	552	14,870	3,673	11,416	1,039	-	6,249
Maxim Putnam High Yield Bond Portfolio	105	695	515	352	11	-	872
Maxim S&P 500® Index Portfolio	2,581	26,428	19,972	15,052	1,566	-	31,151
Maxim S&P MidCap 400® Index Portfolio Initial	1,272	-	13,563	743	35	-	13,735
Maxim T. Rowe Price Equity/Income Portfolio	560	7,251	5,284	3,906	333	-	8,667
Maxim T. Rowe Price MidCap Growth Portfolio	122	3,887	2,415	3,710	331	-	2,417

TOTAL					$5,628	$47	$133,162

2.	UNREALIZED APPRECIATION (DEPRECIATION)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2011 were as follows:

		Cost For Income Tax Purposes		Gross Appreciation		Gross Depreciation		Net Unrealized Appreciation/ Depreciation
Lifetime 2015 Portfolio I	$	95,046,854	$	3,693,438	$	(401,545)	$	3,291,893
Lifetime 2015 Portfolio II		264,388,397		11,285,504		(794,901)		10,490,603
Lifetime 2015 Portfolio III		4,664,632		211,682		(15,548)		196,134
Lifetime 2025 Portfolio I		115,440,345		6,208,645		(397,653)		5,810,992
Lifetime 2025 Portfolio II		341,620,858		20,880,246		(705,002)		20,175,244
Lifetime 2025 Portfolio III		5,564,213		313,525		(11,719)		301,806
Lifetime 2035 Portfolio I		82,681,068		5,582,689		(179,467)		5,403,222
Lifetime 2035 Portfolio II		236,530,923		17,049,602		(251,256)		16,798,346
Lifetime 2035 Portfolio III		3,305,556		236,291		(4,350)		231,941
Lifetime 2045 Portfolio I		38,202,601		2,726,390		(51,075)		2,675,315
Lifetime 2045 Portfolio II		98,551,610		7,092,324		(59,432)		7,032,892
Lifetime 2045 Portfolio III		1,205,223		92,816		(1,231)		91,585
Lifetime 2055 Portfolio I		11,141,009		830,044		(13,488)		816,556
Lifetime 2055 Portfolio II		22,114,031		1,421,507		(13,232)		1,408,275
Lifetime 2055 Portfolio III		236,998		1,915		(16,863)		(14,948)

MAXIM SERIES FUND, INC.

MAXIM AGGRESSIVE PROFILE I PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2011

UNAUDITED

Shares			Value ($)
EQUITY MUTUAL FUNDS

504,078	Maxim Invesco ADR Portfolio		6,502,602
1,045,339	Maxim Janus Large Cap Growth Portfolio		12,470,895
134,036	Maxim Loomis Sayles Small-Cap Value Portfolio		2,954,148
578,271	Maxim MFS International Growth Portfolio		6,551,815
802,251	Maxim MFS International Value Portfolio		6,490,212
631,632	Maxim MidCap Value Portfolio		6,733,195
178,668	Maxim Small-Cap Growth Portfolio		3,712,720
253,139	Maxim Small-Cap Value Portfolio		2,964,264
469,975	Maxim T. Rowe Price Equity/Income Portfolio		7,270,512
173,279	Maxim T. Rowe Price MidCap Growth Portfolio		3,444,793
450,662	Putnam Equity Income Fund		7,314,241
514,374	Putnam Multi-Cap Value Fund A		6,728,014

TOTAL EQUITY MUTUAL FUNDS — 100.00%		$	73,137,411

(Cost $56,229,283)

OTHER ASSETS & LIABILITIES — 0.00%		$	0

TOTAL NET ASSETS — 100%		$	73,137,411

(Cost $56,229,283)

See notes to Schedule of Investments.

(Continued)

MAXIM SERIES FUND, INC.

MAXIM CONSERVATIVE PROFILE I PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2011

UNAUDITED

Shares			Value ($)
EQUITY MUTUAL FUNDS

54,994	Maxim Invesco ADR Portfolio		709,423
155,479	Maxim Janus Large Cap Growth Portfolio		1,854,867
63,357	Maxim MFS International Growth Portfolio		717,832
87,524	Maxim MFS International Value Portfolio		708,068
82,226	Maxim MidCap Value Portfolio		876,533
99,022	Maxim T. Rowe Price Equity/Income Portfolio		1,531,877
20,951	Maxim T. Rowe Price MidCap Growth Portfolio		416,507
94,950	Putnam Equity Income Fund		1,541,037

TOTAL EQUITY MUTUAL FUNDS — 27.50%		$	8,356,144

(Cost $6,813,395)

BOND MUTUAL FUNDS

300,101	Maxim Federated Bond Portfolio		3,160,060
324,484	Maxim Global Bond Portfolio		3,222,128
219,105	Maxim Putnam High Yield Bond Portfolio		1,816,378
189,822	Maxim Short Duration Bond Portfolio		1,957,063
345,852	Maxim U.S. Government Mortgage Securities Portfolio		4,212,472
66,892	Putnam Multi-Cap Value Fund A		874,951

TOTAL BOND MUTUAL FUNDS — 50.16%		$	15,243,052

(Cost $14,600,971)

FIXED INTEREST CONTRACT

Interest			Value ($)
5,638,273	* Great-West Life & Annuity Contract		6,791,125

TOTAL FIXED INTEREST CONTRACT — 22.34%
(Cost $6,543,063)

TOTAL INVESTMENTS — 100.00%		$	30,390,321

(Cost $27,957,429)

OTHER ASSETS & LIABILITIES — 0.00%		$	0

TOTAL NET ASSETS — 100%		$	30,390,321

(Cost $27,957,429)

* Represents the dollar value of the individual interest in the Contract at the date of acquisition.

See notes to Schedule of Investments.

(Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATE PROFILE I PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2011

UNAUDITED

Shares			Value ($)
EQUITY MUTUAL FUNDS

776,504	Maxim Invesco ADR Portfolio		10,016,899
1,919,481	Maxim Janus Large Cap Growth Portfolio		22,899,403
130,750	Maxim Loomis Sayles Small-Cap Value Portfolio		2,881,731
892,506	Maxim MFS International Growth Portfolio		10,112,088
1,235,837	Maxim MFS International Value Portfolio		9,997,924
582,958	Maxim MidCap Value Portfolio		6,214,334
278,865	Maxim Small-Cap Growth Portfolio		5,794,816
246,933	Maxim Small-Cap Value Portfolio		2,891,583
978,007	Maxim T. Rowe Price Equity/Income Portfolio		15,129,774
337,822	Maxim T. Rowe Price MidCap Growth Portfolio		6,715,905
937,833	Putnam Equity Income Fund		15,221,036

TOTAL EQUITY MUTUAL FUNDS — 57.15%		$	107,875,493

(Cost $80,562,774)

BOND MUTUAL FUNDS

1,234,909	Maxim Federated Bond Portfolio		13,003,588
1,335,369	Maxim Global Bond Portfolio		13,260,211
676,224	Maxim Putnam High Yield Bond Portfolio		5,605,901
1,067,382	Maxim U.S. Government Mortgage Securities Portfolio		13,000,712
474,229	Putnam Multi-Cap Value Fund A		6,202,922

TOTAL BOND MUTUAL FUNDS — 27.06%		$	51,073,334

(Cost $46,260,666)

FIXED INTEREST CONTRACT

Interest			Value ($)
24,748,524	* Great-West Life & Annuity Contract		29,808,833

TOTAL FIXED INTEREST CONTRACT — 15.79%
(Cost $28,641,346)

TOTAL INVESTMENTS — 100.00%		$	188,757,660

(Cost $155,464,786)

OTHER ASSETS & LIABILITIES — 0.00%		$	0

TOTAL NET ASSETS — 100%	$188,757,660

(Cost $155,464,786)

* Represents the dollar value of the individual interest in the Contract at the date of acquisition.

See notes to Schedule of Investments.

(Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATELY AGGRESSIVE PROFILE I PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2011

UNAUDITED

Shares			Value ($)
EQUITY MUTUAL FUNDS
709,102	Maxim Invesco ADR Portfolio		9,147,415
1,598,866	Maxim Janus Large Cap Growth Portfolio		19,074,472
167,557	Maxim Loomis Sayles Small-Cap Value Portfolio		3,692,951
814,770	Maxim MFS International Growth Portfolio		9,231,339
1,128,556	Maxim MFS International Value Portfolio		9,130,022
873,035	Maxim MidCap Value Portfolio		9,306,557
214,418	Maxim Small-Cap Growth Portfolio		4,455,610
316,446	Maxim Small-Cap Value Portfolio		3,705,584
799,005	Maxim T. Rowe Price Equity/Income Portfolio		12,360,604
247,877	Maxim T. Rowe Price MidCap Growth Portfolio		4,927,803
766,177	Putnam Equity Income Fund		12,435,052

TOTAL EQUITY MUTUAL FUNDS — 66.98%		$	97,467,409

(Cost $71,885,162)

BOND MUTUAL FUNDS
678,274	Maxim Federated Bond Portfolio		7,142,223
733,418	Maxim Global Bond Portfolio		7,282,843
519,973	Maxim Putnam High Yield Bond Portfolio		4,310,573
586,263	Maxim U.S. Government Mortgage Securities Portfolio		7,140,679
710,193	Putnam Multi-Cap Value Fund A		9,289,323

TOTAL BOND MUTUAL FUNDS — 24.16%		$	35,165,641

(Cost $30,050,865)

FIXED INTEREST CONTRACT

Interest			Value ($)
10,704,452	* Great-West Life & Annuity Contract		12,893,182

TOTAL FIXED INTEREST CONTRACT — 8.86%
(Cost $12,559,501)

TOTAL INVESTMENTS — 100.00%		$	145,526,232

(Cost $114,495,528)

OTHER ASSETS & LIABILITIES — 0.00%		$	0

TOTAL NET ASSETS — 100%	$	145,526,232

(Cost $114,495,528)

* Represents the dollar value of the individual interest in the Contract at the date of acquisition.

See notes to Schedule of Investments.

(Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATELY CONSERVATIVE PROFILE I PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2011

UNAUDITED

Shares			Value ($)
EQUITY MUTUAL FUNDS

131,266	Maxim Invesco ADR Portfolio		1,693,338
392,673	Maxim Janus Large Cap Growth Portfolio		4,684,589
32,099	Maxim Loomis Sayles Small-Cap Value Portfolio		707,459
150,587	Maxim MFS International Growth Portfolio		1,706,146
208,344	Maxim MFS International Value Portfolio		1,685,502
139,594	Maxim MidCap Value Portfolio		1,488,077
60,622	Maxim Small-Cap Value Portfolio		709,879
195,085	Maxim T. Rowe Price Equity/Income Portfolio		3,017,963
39,334	Maxim T. Rowe Price MidCap Growth Portfolio		781,959
187,070	Putnam Equity Income Fund		3,036,141

TOTAL EQUITY MUTUAL FUNDS — 42.23%		$	19,511,053

(Cost $16,071,823)

BOND MUTUAL FUNDS

389,833	Maxim Federated Bond Portfolio		4,104,938
421,507	Maxim Global Bond Portfolio		4,185,561
276,706	Maxim Putnam High Yield Bond Portfolio		2,293,891
374,391	Maxim U.S. Government Mortgage Securities Portfolio		4,560,081
113,554	Putnam Multi-Cap Value Fund A		1,485,282

TOTAL BOND MUTUAL FUNDS — 35.99%		$	16,629,753

(Cost $15,817,155)

FIXED INTEREST CONTRACT

Interest			Value ($)
8,354,796	* Great-West Life & Annuity Contract		10,063,093

TOTAL FIXED INTEREST CONTRACT — 21.78%
(Cost $9,703,630)

TOTAL INVESTMENTS — 100.00%			$46,203,899

(Cost $41,592,608)

OTHER ASSETS & LIABILITIES — 0.00%		$	0

TOTAL NET ASSETS — 100%	$	46,203,899

(Cost $41,592,608)

* Represents the dollar value of the individual interest in the Contract at the date of acquisition.

See notes to Schedule of Investments.

(Concluded)

MAXIM SERIES FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS

MARCH 31, 2011

UNAUDITED

1.	ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty portfolios. Interests in the Maxim Aggressive Profile I, Maxim Conservative Profile I, Maxim Moderate Profile I, Maxim Moderately Aggressive Profile I and Maxim Moderately Conservative Profile I Portfolios (the Portfolios) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of each Portfolio is to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments for the Maxim Aggressive Profile I Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments for the Maxim Conservative Profile I Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund with a relatively equal emphasis on equity and fixed income investments for the Maxim Moderate Profile I Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Maxim Moderately Aggressive Profile I Portfolio; and to seek capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Maxim Moderately Conservative Profile I Portfolio. Each Portfolio is non-diversified as defined in the 1940 Act. The Portfolios are available only as an investment option for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, and to qualified retirement plans and college savings programs.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Investments in shares of the underlying mutual funds are valued at their net asset value as reported by the underlying mutual fund.

Investments in the Great-West Life & Annuity Contract (GWL&A Contract) are valued at the amount of deposits plus interest less withdrawals, determined on a daily basis. The investment in the Contract is a guaranteed account invested in the general account of GWL&A. The interest rate credited may change on a calendar quarter basis, but on an annual effective basis will not be less than 1.5%.

The Portfolios classify valuations into three levels based upon the transparency of inputs to the valuation of each Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

For these portfolios, Level 3 securities include, investments in the GWL&A Contract, where the major consideration in the valuation being the financial strength and credit rating of GWL&A, and its ability to meet ongoing obligations to the policyholders.

As of March 31, 2011, the levels of each Portfolio’s investments were as follows:

Aggressive Profile I Portfolio

Description		Level 1		Level 2		Level 3		Total
Equity mutual funds	$	73,137,411	$	0	$	0	$	73,137,411

Conservative Profile I Portfolio

Description		Level 1		Level 2		Level 3		Total
Equity mutual funds	$	8,356,144	$	-	$	-	$	8,356,144
Bond mutual funds		15,243,052		-		-		15,243,052
Fixed interest contract		-		-		6,791,125		6,791,125

Total	$	23,599,196	$	0	$	6,791,125	$	30,390,321

Moderate Profile I Portfolio

Description		Level 1		Level 2		Level 3		Total
Equity mutual funds	$	107,875,493	$	-	$	-	$	107,875,493
Bond mutual funds		51,073,334		-		-		51,073,334
Fixed interest contract		-		-		29,808,833		29,808,833

Total	$	158,948,827	$	0	$	29,808,833	$	188,757,660

Moderately Aggressive Profile I Portfolio

Description		Level 1		Level 2		Level 3		Total
Equity mutual funds	$	97,467,409	$	-	$	-	$	97,467,409
Bond mutual funds		35,165,641		-		-		35,165,641
Fixed interest contract		-		-		12,893,182		12,893,182

Total	$	132,633,050	$	0	$	12,893,182	$	145,526,232

Moderately Conservative Profile I Portfolio

Description		Level 1		Level 2		Level 3		Total
Equity mutual funds	$	19,511,053	$	-	$	-	$	19,511,053
Bond mutual funds		16,629,753		-		-		16,629,753
Fixed interest contract		-		-		10,063,093		10,063,093

Total	$	36,140,806	$	0	$	10,063,093	$	46,203,899

The Portfolios recognize transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the period.

The following is a reconciliation of change in Level 3 assets during the quarter ended March 31, 2011:

Description		Conservative Profile I Portfolio		Moderate Profile I Portfolio		Moderately Aggressive Profile I Portfolio		Moderately Conservative Profile I Portfolio
Beginning Balance, January 1, 2011	$	6,286,677	$	28,906,851	$	12,328,477	$	9,679,937
Total realized gains (or losses)		12,137		57,932		10,014		37,402
Total unrealized gains (or losses)		13,122		53,110		52,546		(18,163)
Purchases		669,213		1,444,429		753,041		840,134
Sales		(190,024)		(653,489)		(250,896)		(476,217)
Transfers into (out of) Level 3		-		-		-		-

Ending Balance, March 31, 2011	$	6,791,125	$	29,808,833	$	12,893,182	$	10,063,093

Risk Factors

Investing in the Portfolios may involve certain risks including, but not limited to, those described below.

Investments in each Portfolio are subject to risks related to its allocation strategy. The success for each Portfolio will be impacted by the results of the underlying funds.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the underlying funds. These events may have adverse effects on the Portfolios such as a decline in the value and liquidity of many securities held by the Portfolios, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the underlying funds to be subject to larger short-term declines in value.

The Portfolio’s underlying funds may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolios to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Each Portfolio may invest in underlying funds that primarily invest in bonds. Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities.

The underlying funds may be invested in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

Dividends

Dividends from net investment income of the Portfolios are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date).

Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date.

Interest on the GWL&A Contract is accrued daily.

Federal Income Taxes

Each of the Portfolios complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The Portfolios are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

The Portfolios are not subject to examination by U.S. federal tax authorities or state tax authorities for tax years before 2007, or state tax years before 2006.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), net capital losses recognized after March 31, 2011 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains is determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

Other Transactions with Affiliates

The Portfolios each may invest in a fixed interest contract issued by GWL&A. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of the investments in certain of the Portfolios and GWL&A being an affiliated entity the Portfolios are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.

Affiliated Investment Companies

Below is a summary of the transactions for each underlying investment during the period ended March 31, 2011, in which the issuer was an affiliate of a Portfolio, as defined in the 1940 Act.

Affiliate	Shares Held		Market Value 12/31/2010		Purchase Cost		Sales Cost		Realized Gain/(Loss)		Dividends Received		Market Value 3/31/2011

Aggressive Profile I Portfolio

Maxim Invesco ADR Portfolio	504,078	$	6,243,045	$	352,118	$	225,364	$	(26,823)	$	0	$	6,502,602
Maxim Janus Large Cap Growth Portfolio	1,045,339		11,561,030		858,088		127,440		80,727		0		12,470,895
Maxim Loomis Sayles Small-Cap Value Portfolio	134,036		2,735,324		126,399		73,056		51,243		0		2,954,148
Maxim MFS International Growth Portfolio	578,271		6,192,849		270,723		94,947		(12,174)		0		6,551,815
Maxim MFS International Value Portfolio	802,251		6,204,124		231,735		52,032		33,790		0		6,490,212
Maxim MidCap Value Portfolio	631,632		6,268,629		179,927		281,838		8,893		0		6,733,195
Maxim Small-Cap Growth Portfolio	178,668		3,391,760		183,264		235,829		21,396		0		3,712,720
Maxim Small-Cap Value Portfolio	253,139		2,732,406		151,149		40,002		44,773		0		2,964,264
Maxim T. Rowe Price Equity/Income Portfolio	469,975		6,871,619		190,475		152,319		31,760		0		7,270,512
Maxim T. Rowe Price MidCap Growth Portfolio	173,279		3,169,486		114,167		55,913		56,012		0		3,444,793
Putnam Equity Income Fund	450,662		6,849,185		216,440		288,272		(4,604)		25,971		7,314,241
Putnam Multi-Cap Value Fund A	514,374		6,294,853		217,818		121,181		521		0		6,728,014

TOTAL								$	285,514	$	25,971	$	73,137,411

Affiliate	Shares/Interest Held		Market Value 12/31/2010		Purchase Cost		Sales Cost		Realized Gain/(Loss)		Dividends Received		Market Value 3/31/2011

Conservative Profile I Portfolio

Great-West Life & Annuity Contract	5,638,273	$	6,286,677	$	669,214	$	190,024	$	12,137	$	0	$	6,791,125
Maxim Federated Bond Portfolio	300,101		2,946,135		324,076		93,959		12,647		25,512		3,160,060
Maxim Global Bond Portfolio	324,484		2,957,973		288,985		78,159		7,550		0		3,222,128
Maxim Invesco ADR Portfolio	54,994		665,875		69,187		23,825		13,233		0		709,423
Maxim Janus Large Cap Growth Portfolio	155,479		1,681,110		206,693		43,163		27,829		0		1,854,867
Maxim Loomis Sayles Small-Cap Value Portfolio	0		-		0		0		-		0		0
Maxim MFS International Growth Portfolio	63,357		663,361		60,968		15,076		9,791		0		717,832
Maxim MFS International Value Portfolio	87,524		661,727		62,139		18,459		12,261		0		708,068
Maxim MidCap Value Portfolio	82,226		797,919		68,674		36,365		27,377		0		876,533
Maxim Putnam High Yield Bond Portfolio	219,105		1,124,811		685,719		32,611		7,773		0		1,816,378
Maxim Short Duration Bond Portfolio	189,822		1,817,079		202,978		59,737		4,545		13,335		1,957,063
Maxim Small-Cap Value Portfolio	0		-		0		0		-		0		0
Maxim T. Rowe Price Equity/Income Portfolio	99,022		1,415,540		127,246		51,017		41,264		0		1,531,877
Maxim T. Rowe Price MidCap Growth Portfolio	20,951		374,690		33,413		19,061		5,017		0		416,507
Maxim U.S. Government Mortgage Securities Portfolio	345,852		3,923,289		445,296		149,212		(315)		30,618		4,212,472
Putnam Equity Income Fund	94,950		1,410,940		126,803		69,725		37,206		5,468		1,541,037
Putnam High Yield Advantage Fund A	0		570,671		22,084		561,524		39,312		5,076		0
Putnam Multi-Cap Value Fund A	66,892		800,376		69,240		19,273		18,826		0		874,951

TOTAL								$	276,453	$	80,009	$	30,390,321

Affiliate	Shares/Interest Held		Market Value 12/31/2010		Purchase Cost		Sales Cost		Realized Gain/(Loss)		Dividends Received		Market Value 3/31/2011

Moderate Profile I Portfolio

Great-West Life & Annuity Contract	8,354,796	$	28,906,851	$	840,134	$	476,217	$	37,402	$	0	$	10,063,093
Maxim Federated Bond Portfolio	389,833		12,700,042		358,758		200,893		25,389		33,367		4,104,938
Maxim Global Bond Portfolio	421,507		12,751,322		311,973		169,608		30,057		0		4,185,561
Maxim Invesco ADR Portfolio	131,266		9,849,747		136,702		77,455		46,997		0		1,693,338
Maxim Janus Large Cap Growth Portfolio	392,673		21,740,517		444,623		166,237		108,433		0		4,684,589
Maxim Loomis Sayles Small-Cap Value Portfolio	32,099		2,732,656		47,938		41,022		17,325		0		707,459
Maxim MFS International Growth Portfolio	150,587		9,788,851		118,319		55,305		40,746		0		1,706,146
Maxim MFS International Value Portfolio	208,344		9,788,306		116,757		62,967		42,820		0		1,685,502
Maxim MidCap Value Portfolio	139,594		5,925,210		88,032		65,256		70,400		0		1,488,077
Maxim Putnam High Yield Bond Portfolio	276,706		3,636,644		854,937		78,395		17,613		0		2,293,891
Maxim Small-Cap Growth Portfolio	0		5,421,492		0		0		-		0		0
Maxim Small-Cap Value Portfolio	60,622		2,729,744		57,758		38,132		14,676		0		709,879
Maxim T. Rowe Price Equity/Income Portfolio	195,085		14,645,129		195,876		152,017		89,134		0		3,017,963
Maxim T. Rowe Price MidCap Growth Portfolio	39,334		6,328,193		48,662		36,026		24,270		0		781,959
Maxim U.S. Government Mortgage Securities Portfolio	374,391		12,684,239		413,437		259,526		(648)		33,371		4,560,081
Putnam Equity Income Fund	187,070		14,597,282		191,375		179,837		87,594		10,864		3,036,141
Putnam High Yield Advantage Fund A	0		1,844,809		19,307		723,716		56,414		6,575		0
Putnam Multi-Cap Value Fund A	113,554		5,943,520		90,907		40,074		52,892		0		1,485,282

TOTAL								$	761,514	$	84,177	$	46,203,899

Affiliate	Shares/Interest Held		Market Value 12/31/2010		Purchase Cost		Sales Cost		Realized Gain/(Loss)		Dividends Received		Market Value 3/31/2011

Moderately Aggressive Profile I Portfolio

Great-West Life & Annuity Contract	10,704,452	$	12,328,477	$	290,425	$	250,896	$	10,014	$	0	$	12,893,182
Maxim Federated Bond Portfolio	678,274		6,878,009		147,892		163,058		10,416		57,767		7,142,223
Maxim Global Bond Portfolio	733,418		6,905,744		170,437		104,544		20,566		0		7,282,843
Maxim Invesco ADR Portfolio	709,102		8,869,102		59,203		324,810		(10,378)		0		9,147,415
Maxim Janus Large Cap Growth Portfolio	1,598,866		17,857,153		121,602		250,486		135,455		0		19,074,472
Maxim Loomis Sayles Small-Cap Value Portfolio	167,557		3,453,116		72,058		81,187		82,563		0		3,692,951
Maxim MFS International Growth Portfolio	814,770		8,811,705		129,187		137,034		571		0		9,231,339
Maxim MFS International Value Portfolio	1,128,556		8,813,823		59,205		93,176		60,893		0		9,130,022
Maxim MidCap Value Portfolio	873,035		8,749,896		59,208		217,875		234,416		0		9,306,557
Maxim Putnam High Yield Bond Portfolio	519,973		2,757,296		711,969		53,245		12,228		0		4,310,573
Maxim Small-Cap Growth Portfolio	214,418		4,110,541		117,089		173,648		144,855		0		4,455,610
Maxim Small-Cap Value Portfolio	316,446		3,449,428		97,994		70,202		54,409		0		3,705,584
Maxim T. Rowe Price Equity/Income Portfolio	799,005		11,797,778		79,503		260,538		160,357		0		12,360,604
Maxim T. Rowe Price MidCap Growth Portfolio	247,877		4,578,661		48,191		77,193		96,878		0		4,927,803
Maxim U.S. Government Mortgage Securities Portfolio	586,263		6,869,443		161,149		185,265		318		51,996		7,140,679
Putnam Equity Income Fund	766,177		11,759,261		79,505		572,271		(10,254)		44,241		12,435,052
Putnam High Yield Advantage Fund A	0		1,398,602		17,549		1,324,901		119,759		12,361		0
Putnam Multi-Cap Value Fund A	710,193		8,776,935		82,234		82,219		107,329		0		9,289,323

TOTAL								$	1,230,395	$	166,365	$	145,526,232

Affiliate	Shares/Interest Held		Market Value 12/31/2010		Purchase Cost		Sales Cost		Realized Gain/(Loss)		Dividends Received		Market Value 3/31/2011

Moderately Conservative Profile I Portfolio

Great-West Life & Annuity Contract	24,748,524	$	9,679,937	$	593,797	$	653,489	$	57,932	$	0	$	29,808,833
Maxim Federated Bond Portfolio	1,234,909		3,976,644		234,734		341,806		21,109		105,423		13,003,588
Maxim Global Bond Portfolio	1,335,369		3,992,661		276,103		220,888		54,302		0		13,260,211
Maxim Invesco ADR Portfolio	776,504		1,651,627		58,124		477,449		(54,437)		0		10,016,899
Maxim Janus Large Cap Growth Portfolio	1,919,481		4,412,091		130,895		407,421		228,788		0		22,899,403
Maxim Loomis Sayles Small-Cap Value Portfolio	130,750		665,477		48,547		89,762		63,253		0		2,881,731
Maxim MFS International Growth Portfolio	892,506		1,638,368		113,553		252,723		3,821		0		10,112,088
Maxim MFS International Value Portfolio	1,235,837		1,636,880		58,129		175,415		117,854		0		9,997,924
Maxim MidCap Value Portfolio	582,958		1,407,439		35,448		178,360		192,227		0		6,214,334
Maxim Putnam High Yield Bond Portfolio	676,224		1,474,609		924,689		65,238		38,886		0		5,605,901
Maxim Short Duration Bond Portfolio	0		0		0		0		-		0		0
Maxim Small-Cap Value Portfolio	246,933		664,764		69,088		74,398		53,071		0		2,891,583
Maxim Small-Cap Growth Portfolio	278,865		0		137,285		361,424		104,353		0		5,794,816
Maxim T. Rowe Price Equity/Income Portfolio	978,007		2,897,785		87,251		455,496		254,066		0		15,129,774
Maxim T. Rowe Price MidCap Growth Portfolio	337,822		730,929		46,763		135,773		171,480		0		6,715,905
Maxim U.S. Government Mortgage Securities Portfolio	1,067,382		4,412,986		259,282		367,442		17,649		94,891		13,000,712
Putnam Equity Income Fund	937,833		2,888,325		87,255		780,237		77,536		54,293		15,221,036
Putnam High Yield Advantage Fund A	0		750,292		20,815		1,701,065		200,871		16,242		0
Putnam Multi-Cap Value Fund A	474,229		1,411,790		37,242		80,202		105,893		0		6,202,922

TOTAL								$	1,708,654	$	270,849	$	188,757,660

2.	UNREALIZED APPRECIATION (DEPRECIATION)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2011 were as follows:

		Cost For Income Tax Purposes		Gross Appreciation		Gross Depreciation		Net Unrealized Appreciation/ Depreciation
Aggressive Profile I	$	96,505,237	$	600,222	$	(23,968,048)	$	(23,367,826)
Conservative Profile I		35,758,900		321,631		(5,690,210)		(5,368,579)
Moderate Profile I Portfolio		224,180,084		2,708,388		(38,130,812)		(35,422,424)
Moderately Aggressive Profile I		192,352,263		333,591		(47,159,621)		(46,826,030)
Moderately Conservative Profile I		56,009,449		359,462		(10,165,012)		(9,805,550)

MAXIM SERIES FUND, INC.

MAXIM AGGRESSIVE PROFILE II PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2011

UNAUDITED

Shares			Value ($)

EQUITY MUTUAL FUNDS

4,110,335	Maxim Invesco ADR Portfolio		53,023,317
8,524,194	Maxim Janus Large Cap Growth Portfolio		101,693,631
1,092,977	Maxim Loomis Sayles Small-Cap Value Portfolio		24,089,213
4,715,353	Maxim MFS International Growth Portfolio		53,424,950
6,541,668	Maxim MFS International Value Portfolio		52,922,092
5,150,518	Maxim MidCap Value Portfolio		54,904,522
1,456,925	Maxim Small-Cap Growth Portfolio		30,274,905
2,064,215	Maxim Small-Cap Value Portfolio		24,171,962
3,832,288	Maxim T. Rowe Price Equity/Income Portfolio		59,285,490
1,412,986	Maxim T. Rowe Price MidCap Growth Portfolio		28,090,158
3,674,820	Putnam Equity Income Fund		59,642,323
4,194,404	Putnam Multi-Cap Value Fund A		54,862,800

TOTAL EQUITY MUTUAL FUNDS — 100.00%		$	596,385,363

(Cost $499,480,663)

OTHER ASSETS & LIABILITIES — 0.00%		$	0

TOTAL NET ASSETS — 100%		$	596,385,363

(Cost $499,480,663)

See notes to Schedule of Investments.

(Continued)

MAXIM SERIES FUND, INC.

MAXIM CONSERVATIVE PROFILE II PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2011

UNAUDITED

Shares				Value ($)

EQUITY MUTUAL FUNDS

524,058	Maxim Invesco ADR Portfolio			6,760,352
1,481,600	Maxim Janus Large Cap Growth Portfolio			17,675,490
603,779	Maxim MFS International Growth Portfolio			6,840,817
834,047	Maxim MFS International Value Portfolio			6,747,442
783,668	Maxim MidCap Value Portfolio			8,353,897
943,661	Maxim T. Rowe Price Equity/Income Portfolio			14,598,430
199,669	Maxim T. Rowe Price MidCap Growth Portfolio			3,969,428
904,890	Putnam Equity Income Fund			14,686,363
637,489	Putnam Multi-Cap Value Fund A			8,338,357

TOTAL EQUITY MUTUAL FUNDS — 30.37%		$		87,970,576

(Cost $69,624,025)

BOND MUTUAL FUNDS

2,859,813	Maxim Federated Bond Portfolio			30,113,833
3,092,299	Maxim Global Bond Portfolio			30,706,526
2,087,963	Maxim Putnam High Yield Bond Portfolio			17,309,209
1,808,907	Maxim Short Duration Bond Portfolio			18,649,834
3,295,836	Maxim U.S. Government Mortgage Securities Portfolio			40,143,281

TOTAL BOND MUTUAL FUNDS — 47.28%		$		136,922,683

(Cost $132,642,483)

FIXED INTEREST CONTRACT

Interest				Value ($)

53,729,998	* Great-West Life & Annuity Contract		$	64,716,122

TOTAL FIXED INTEREST CONTRACT — 22.35%
(Cost $61,710,869)

TOTAL INVESTMENTS — 100.00%		$		289,609,381

(Cost $263,977,377)

OTHER ASSETS & LIABILITIES — 0.00%		$		0

TOTAL NET ASSETS — 100%		$		289,609,381

(Cost $263,977,377)

* Represents the dollar value of the individual interest in the Contract at the date of acquisition.

See notes to Schedule of Investments.

(Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATE PROFILE II PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2011

UNAUDITED

Shares				Value ($)

EQUITY MUTUAL FUNDS

3,865,274	Maxim Invesco ADR Portfolio			49,862,029
9,554,434	Maxim Janus Large Cap Growth Portfolio			113,984,398
650,832	Maxim Loomis Sayles Small-Cap Value Portfolio			14,344,333
4,442,608	Maxim MFS International Growth Portfolio			50,334,749
6,151,687	Maxim MFS International Value Portfolio			49,767,145
2,901,787	Maxim MidCap Value Portfolio			30,933,053
1,388,095	Maxim Small-Cap Growth Portfolio			28,844,620
1,229,157	Maxim Small-Cap Value Portfolio			14,393,434
4,868,224	Maxim T. Rowe Price Equity/Income Portfolio			75,311,428
1,681,567	Maxim T. Rowe Price MidCap Growth Portfolio			33,429,560
4,668,228	Putnam Equity Income Fund			75,765,346
2,360,534	Putnam Multi-Cap Value Fund A			30,875,789

TOTAL EQUITY MUTUAL FUNDS — 60.44%		$		567,845,884

(Cost $428,865,193)

BOND MUTUAL FUNDS

6,147,143	Maxim Federated Bond Portfolio			64,729,412
6,647,040	Maxim Global Bond Portfolio			66,005,110
3,366,075	Maxim Putnam High Yield Bond Portfolio			27,904,760
5,313,245	Maxim U.S. Government Mortgage Securities Portfolio			64,715,322

TOTAL BOND MUTUAL FUNDS — 23.77%		$		223,354,604

(Cost $212,174,823)

FIXED INTEREST CONTRACT

Interest				Value ($)

123,192,346	* Great-West Life & Annuity Contract		$	148,381,375

TOTAL FIXED INTEREST CONTRACT — 15.79%
(Cost $142,099,185)

TOTAL INVESTMENTS — 100.00%		$		939,581,863

(Cost $783,139,201)

OTHER ASSETS & LIABILITIES — 0.00%		$		0

TOTAL NET ASSETS — 100%	$	939,581,863

(Cost $783,139,201)

* Represents the dollar value of the individual interest in the Contract at the date of acquisition.

See notes to Schedule of Investments.

(Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATELY AGGRESSIVE PROFILE II PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2011

UNAUDITED

Shares				Value ($)

EQUITY MUTUAL FUNDS

851,214	Maxim Invesco ADR Portfolio			10,980,666
1,919,178	Maxim Janus Large Cap Growth Portfolio			22,895,791
201,126	Maxim Loomis Sayles Small-Cap Value Portfolio			4,432,814
978,036	Maxim MFS International Growth Portfolio			11,081,151
1,354,721	Maxim MFS International Value Portfolio			10,959,693
1,047,949	Maxim MidCap Value Portfolio			11,171,139
257,374	Maxim Small-Cap Growth Portfolio			5,348,239
379,845	Maxim Small-Cap Value Portfolio			4,447,983
959,101	Maxim T. Rowe Price Equity/Income Portfolio			14,837,290
297,537	Maxim T. Rowe Price MidCap Growth Portfolio			5,915,037
919,685	Putnam Equity Income Fund			14,926,480
852,467	Putnam Multi-Cap Value Fund A			11,150,269

TOTAL EQUITY MUTUAL FUNDS — 73.36%		$		128,146,552

(Cost $108,863,184)

BOND MUTUAL FUNDS
814,210	Maxim Federated Bond Portfolio			8,573,636
880,374	Maxim Global Bond Portfolio			8,742,113
624,174	Maxim Putnam High Yield Bond Portfolio			5,174,398
703,760	Maxim U.S. Government Mortgage Securities Portfolio			8,571,798

TOTAL BOND MUTUAL FUNDS — 17.78%		$		31,061,945

(Cost $30,621,306)

FIXED INTEREST CONTRACT

Interest				Value ($)

12,849,650	* Great-West Life & Annuity Contract		$	15,477,006

TOTAL FIXED INTEREST CONTRACT — 8.86%
(Cost $15,236,875)

TOTAL INVESTMENTS — 100.00%		$		174,685,503

(Cost $154,721,365)

OTHER ASSETS & LIABILITIES — 0.00%		$		0

TOTAL NET ASSETS — 100%	$	174,685,503
(Cost $154,721,365)

* Represents the dollar value of the individual interest in the Contract at the date of acquisition.

See notes to Schedule of Investments.

(Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATELY CONSERVATIVE PROFILE II PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2011

UNAUDITED

Shares				Value ($)

EQUITY MUTUAL FUNDS

162,776	Maxim Invesco ADR Portfolio			2,099,804
486,946	Maxim Janus Large Cap Growth Portfolio			5,809,269
39,800	Maxim Loomis Sayles Small-Cap Value Portfolio			877,189
186,729	Maxim MFS International Growth Portfolio			2,115,634
258,351	Maxim MFS International Value Portfolio			2,090,058
173,084	Maxim MidCap Value Portfolio			1,845,079
75,169	Maxim Small-Cap Value Portfolio			880,227
241,902	Maxim T. Rowe Price Equity/Income Portfolio			3,742,231
48,773	Maxim T. Rowe Price MidCap Growth Portfolio			969,608
231,955	Putnam Equity Income Fund			3,764,626
140,803	Putnam Multi-Cap Value Fund A			1,841,708

TOTAL EQUITY MUTUAL FUNDS — 45.44%		$		26,035,433

(Cost $22,543,151)

BOND MUTUAL FUNDS

483,359	Maxim Federated Bond Portfolio			5,089,766
522,648	Maxim Global Bond Portfolio			5,189,896
343,103	Maxim Putnam High Yield Bond Portfolio			2,844,325
464,207	Maxim U.S. Government Mortgage Securities Portfolio			5,654,046

TOTAL BOND MUTUAL FUNDS — 32.78%		$		18,778,033

(Cost $18,574,875)

FIXED INTEREST CONTRACT

Interest				Value ($)

10,359,496	* Great-West Life & Annuity Contract		$	12,477,692

TOTAL FIXED INTEREST CONTRACT — 21.78%
(Cost $12,246,112)

TOTAL INVESTMENTS — 100.00%		$		57,291,158

(Cost $53,364,138)

OTHER ASSETS & LIABILITIES — 0.00%		$		0

TOTAL NET ASSETS — 100%		$		57,291,158

(Cost $53,364,138)

* Represents the dollar value of the individual interest in the Contract at the date of acquisition.

See notes to Schedule of Investments.

(Concluded)

MAXIM SERIES FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS

MARCH 31, 2011

UNAUDITED

1.	ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty portfolios; six of which became effective with the Securities and Exchange Commission (the SEC) on December 31, 2010, but were not yet capitalized. Interests in the Maxim Aggressive Profile II, Maxim Conservative Profile II, Maxim Moderate Profile II, Maxim Moderately Aggressive Profile II and Maxim Moderately Conservative Profile II Portfolios (the Portfolios) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of each Portfolio is to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments for the Maxim Aggressive Profile II Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments for the Maxim Conservative Profile II Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund with a relatively equal emphasis on equity and fixed income investments for the Maxim Moderate Profile II Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Maxim Moderately Aggressive Profile II Portfolio; and to seek capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Maxim Moderately Conservative Profile II Portfolio. Each Portfolio is non-diversified as defined in the 1940 Act. The Portfolios are available only as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, and to qualified retirement plans and college savings programs.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Investments in shares of the underlying mutual funds are valued at their net asset value as reported by the underlying mutual fund.

Investments in the Great-West Life & Annuity Contract (GWL&A Contract) are valued at the amount of deposits plus interest less withdrawals, determined on a daily basis. The investment in the GWL&A Contract is a guaranteed account invested in the general account of GWL&A. The interest rate credited may change on a calendar quarter basis, but on an annual effective basis will not be less than 1.5%.

The Portfolios classify valuations into three levels based upon the transparency of inputs to the valuation of each Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

For these portfolios, Level 3 securities include, investments in the GWL&A Contract, where the major consideration in the valuation being the financial strength and credit rating of GWL&A, and its ability to meet ongoing obligations to the policyholders.

As of March 31, 2011, the levels of each Portfolio’s investments were as follows:

Aggressive Profile II Portfolio

Description		Level 1		Level 2		Level 3		Total
Equity mutual funds	$	596,385,363	$	0	$	0	$	596,385,363

Conservative Profile II Portfolio

Description		Level 1		Level 2		Level 3		Total
Equity mutual funds	$	87,970,576	$	-	$	-	$	87,970,576
Bond mutual funds		136,922,683		-		-		136,922,683
Fixed interest contract		-		-		64,716,122		64,716,122

Total	$	224,893,259	$	0	$	64,716,122	$	289,609,381

Moderate Profile II Portfolio

Description		Level 1		Level 2		Level 3		Total
Equity mutual funds	$	567,845,884	$	-	$	-	$	567,845,884
Bond mutual funds		223,354,604		-		-		223,354,604
Fixed interest contract		-		-		148,381,375		148,381,375

Total	$	791,200,488	$	0	$	148,381,375	$	939,581,863

Moderately Aggressive Profile II Portfolio

Description		Level 1		Level 2		Level 3		Total
Equity mutual funds	$	128,146,552	$	-	$	-	$	128,146,552
Bond mutual funds		31,061,945		-		-		31,061,945
Fixed interest contract		-		-		15,477,006		15,477,006

Total	$	159,208,497	$	0	$	15,477,006	$	174,685,503

Moderately Conservative Profile II Portfolio

Description		Level 1		Level 2		Level 3		Total
Equity mutual funds	$	26,035,433	$	-	$	-	$	26,035,433
Bond mutual funds		18,778,033		-		-		18,778,033
Fixed interest contract		-		-		12,477,692		12,477,692

Total	$	44,813,466	$	0	$	12,477,692	$	57,291,158

The Portfolios recognize transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the period.

The following is a reconciliation of change in Level 3 assets during the year ended March 31, 2011:

Description		Conservative Profile II Portfolio		Moderate Profile II Portfolio		Moderately Aggressive Profile II Portfolio		Moderately Conservative Profile II Portfolio
Beginning Balance, January 1, 2011	$	69,917,585		164,624,040		26,923,289		19,851,825
Total realized gains (or losses)		991,479		2,715,028		368,614		309,176
Total unrealized gains (or losses)		(1,614,646)		(4,579,819)		(647,913)		(546,502)
Purchases		2,905,306		6,757,294		2,447,622		1,310,346
Sales		(7,483,602)		(21,135,168)		(13,614,606)		(8,447,153)
Transfers into (out of) Level 3		-		-		-		-

Ending Balance, March 31, 2011	$	64,716,122	$	148,381,375	$	15,477,006	$	12,477,692

Risk Factors

Investing in the Portfolios may involve certain risks including, but not limited to, those described below.

Investments in each Portfolio are subject to risks related to its allocation strategy. The success for each Portfolio will be impacted by the results of the underlying funds.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the underlying funds. These events may have adverse effects on the Portfolios such as a decline in the value and liquidity of many securities held by the Portfolios, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolios ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the underlying funds to be subject to larger short-term declines in value.

The Portfolio’s underlying funds may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolios to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Each Portfolio may invest in underlying funds that primarily invest in bonds. Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities.

The underlying funds may be invested in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

Dividends

Dividends from net investment income of the Portfolios are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date).

Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date.

Interest on the GWL&A Contract is accrued daily.

Federal Income Taxes

Each of the Portfolios complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The Portfolios are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

The Portfolios are not subject to examination by U.S. federal tax authorities or state tax authorities for tax years before 2007, or state tax years before 2006.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), net capital losses recognized after December 31, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains is determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

Other Transactions with Affiliates

The Portfolios each may invest in a fixed interest contract issued by GWL&A. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of the investments in certain of the Portfolios and GWL&A being an affiliated entity the Portfolios are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.

Affiliated Investment Companies

Below is a summary of the transactions for each underlying investment during the period ended March 31, 2011, in which the issuer was an affiliate of a Portfolio, as defined in the 1940 Act.

Affiliate	Shares Held		Market Value 12/31/2010		Purchase Cost		Sales Cost		Realized Gain/(Loss)		Dividends Received		Market Value 3/31/2011

Aggressive Profile II Portfolio

Maxim Invesco ADR Portfolio	4,110,335	$	57,283,324	$	2,518,870	$	12,034,940	$	(4,372,701)	$	0	$	53,023,317
Maxim Janus Large Cap Growth Portfolio	8,524,194		106,094,453		6,341,386		14,181,332		(1,077,074)		0		101,693,631
Maxim Loomis Sayles Small-Cap Value Portfolio	1,092,977		25,109,132		893,431		3,434,515		264,472		0		24,089,213
Maxim MFS International Growth Portfolio	4,715,353		56,824,173		1,851,367		7,990,373		(1,374,918)		0		53,424,950
Maxim MFS International Value Portfolio	6,541,668		56,928,699		1,527,380		11,989,813		(5,335,895)		0		52,922,092
Maxim MidCap Value Portfolio	5,150,518		57,520,753		1,138,034		8,584,305		(24,942)		0		54,904,522
Maxim Small-Cap Growth Portfolio	1,456,925		31,123,267		1,324,872		4,813,094		659,619		0		30,274,905
Maxim Small-Cap Value Portfolio	2,064,215		25,071,798		1,112,467		2,972,412		415,588		0		24,171,962
Maxim T. Rowe Price Equity/Income Portfolio	3,832,288		63,053,369		1,197,648		11,519,878		(3,230,292)		0		59,285,490
Maxim T. Rowe Price MidCap Growth Portfolio	1,412,986		29,087,608		764,341		3,088,679		954,172		0		28,090,158
Putnam Equity Income Fund	3,674,820		62,848,340		1,405,537		9,395,273		(273,608)		212,734		59,642,323
Putnam Multi-Cap Value Fund A	4,194,404		57,759,467		1,451,023		7,196,376		(4,077)		0		54,862,800

TOTAL								$	(13,399,656)	$	212,734	$	596,385,363

Affiliate	Shares/Interest Held		Market Value 12/31/2010		Purchase Cost		Sales Cost		Realized Gain/(Loss)		Dividends Received		Market Value 3/31/2011

Conservative Profile II Portfolio

Great-West Life & Annuity Contract	53,729,998	$	69,917,585	$	2,905,306	$	7,483,602	$	991,479	$	0	$	64,716,122
Maxim Federated Bond Portfolio	2,859,813		32,766,944		1,459,921		3,780,107		299,482		243,291		30,113,833
Maxim Global Bond Portfolio	3,092,299		32,896,334		1,248,676		3,733,293		303,417		0		30,706,526
Maxim Invesco ADR Portfolio	524,058		7,403,124		323,707		714,255		371,196		0		6,760,352
Maxim Janus Large Cap Growth Portfolio	1,481,600		18,696,016		1,089,607		1,626,178		912,796		0		17,675,490
Maxim Loomis Sayles Small-Cap Value Portfolio	0		-		0		0		-		0		0
Maxim MFS International Growth Portfolio	603,779		7,375,485		272,325		578,077		406,105		0		6,840,817
Maxim MFS International Value Portfolio	834,047		7,357,675		283,801		640,729		399,883		0		6,747,442
Maxim MidCap Value Portfolio	783,668		8,871,490		250,167		738,913		762,084		0		8,353,897
Maxim Putnam High Yield Bond Portfolio	2,087,963		12,510,792		5,902,479		1,179,798		393,507		0		17,309,209
Maxim Short Duration Bond Portfolio	1,808,907		20,210,699		928,039		2,420,528		83,877		127,170		18,649,834
Maxim Small-Cap Value Portfolio	0		-		0		0		-		0		0
Maxim T. Rowe Price Equity/Income Portfolio	943,661		15,737,980		554,237		1,592,076		929,308		0		14,598,430
Maxim T. Rowe Price MidCap Growth Portfolio	199,669		4,167,739		142,080		537,819		126,842		0		3,969,428
Maxim U.S. Government Mortgage Securities Portfolio	3,295,836		43,638,847		2,077,637		5,298,042		201,386		291,984		40,143,281
Putnam Equity Income Fund	904,890		15,687,152		494,206		1,992,505		621,541		52,209		14,686,363
Putnam High Yield Advantage Fund A	0		6,343,444		108,798		6,095,803		453,318		50,208		0
Putnam Multi-Cap Value Fund A	637,489		8,898,037		288,784		558,424		725,967		0		8,338,357

								$	7,982,188	$	764,862	$	289,609,381

Affiliate	Shares/Interest Held		Market Value 12/31/2010		Purchase Cost		Sales Cost		Realized Gain/ (Loss)		Dividends Received		Market Value 3/31/2011

Moderate Profile II Portfolio

Great-West Life & Annuity Contract	123,192,346	$	164,624,040	$	6,757,294	$	21,135,168	$	2,715,028	$	0	$	148,381,375
Maxim Federated Bond Portfolio	6,147,143		72,328,015		3,184,055		9,928,075		782,562		524,250		64,729,412
Maxim Global Bond Portfolio	6,647,040		72,617,678		2,442,744		11,287,151		(940,648)		0		66,005,110
Maxim Invesco ADR Portfolio	3,865,274		56,087,012		1,920,227		12,009,514		(3,017,155)		0		49,862,029
Maxim Janus Large Cap Growth Portfolio	9,554,434		123,813,415		6,094,146		22,905,308		(4,194,170)		0		113,984,398
Maxim Loomis Sayles Small-Cap Value Portfolio	650,832		15,566,899		385,294		1,455,809		1,217,936		0		14,344,333
Maxim MFS International Growth Portfolio	4,442,608		55,741,484		1,317,913		9,375,826		(1,380,747)		0		50,334,749
Maxim MFS International Value Portfolio	6,151,687		55,739,399		1,162,698		8,007,089		174,683		0		49,767,145
Maxim MidCap Value Portfolio	2,901,787		33,740,658		484,151		2,972,490		3,045,247		0		30,933,053
Maxim Putnam High Yield Bond Portfolio	3,366,075		20,711,476		9,516,926		2,988,120		96,879		0		27,904,760
Maxim Small-Cap Growth Portfolio	1,388,095		30,872,842		968,349		4,908,545		1,249,132		0		28,844,620
Maxim Small-Cap Value Portfolio	1,229,157		15,543,840		564,562		1,369,609		1,168,204		0		14,393,434
Maxim T. Rowe Price Equity/Income Portfolio	4,868,224		83,394,801		1,456,893		14,633,833		(806,499)		0		75,311,428
Maxim T. Rowe Price MidCap Growth Portfolio	1,681,567		36,041,905		620,142		2,721,116		3,248,610		0		33,429,560
Maxim U.S. Government Mortgage Securities Portfolio	5,313,245		72,240,927		3,397,308		10,348,592		456,422		471,879		64,715,322
Putnam Equity Income Fund	4,668,228		83,123,536		1,461,643		15,083,817		(450,320)		269,887		75,765,346
Putnam High Yield Advantage Fund A	0		10,504,210		152,929		9,591,766		1,207,031		80,878		0
Putnam Multi-Cap Value Fund A	2,360,534		33,843,655		511,587		2,221,732		2,879,044		0		30,875,789

TOTAL								$	7,451,239	$	1,346,895	$	939,581,863

Affiliate	Shares/Interest Held		Market Value 12/31/2010		Purchase Cost		Sales Cost		Realized Gain/(Loss)		Dividends Received		Market Value 3/31/2011

Moderately Aggressive Profile II Portfolio

Great-West Life & Annuity Contract	12,849,650	$	26,923,289	$	2,447,622	$	13,614,606	$	368,614	$	0	$	15,477,006
Maxim Federated Bond Portfolio	814,210		15,020,279		1,392,656		7,654,691		161,162		69,149		8,573,636
Maxim Global Bond Portfolio	880,374		15,080,116		1,297,197		6,946,001		874,554		0		8,742,113
Maxim Invesco ADR Portfolio	851,214		19,363,261		1,641,405		8,658,859		1,518,175		0		10,980,666
Maxim Janus Large Cap Growth Portfolio	1,919,178		38,994,300		3,715,335		16,975,027		3,683,200		0		22,895,791
Maxim Loomis Sayles Small-Cap Value Portfolio	201,126		7,542,426		602,944		3,070,976		973,921		0		4,432,814
Maxim MFS International Growth Portfolio	978,036		19,238,545		1,502,804		7,874,837		1,968,761		0		11,081,151
Maxim MFS International Value Portfolio	1,354,721		19,243,656		1,448,300		8,003,761		1,867,363		0		10,959,693
Maxim MidCap Value Portfolio	1,047,949		19,104,664		1,384,649		7,536,364		2,816,028		0		11,171,139
Maxim Putnam High Yield Bond Portfolio	624,174		6,021,343		2,171,952		2,983,886		190,328		0		5,174,398
Maxim Small-Cap Growth Portfolio	257,374		8,975,244		755,201		3,718,601		1,290,459		0		5,348,239
Maxim Small-Cap Value Portfolio	379,845		7,531,116		647,745		2,915,207		1,076,410		0		4,447,983
Maxim T. Rowe Price Equity/Income Portfolio	959,101		25,758,834		1,892,961		10,570,009		3,187,406		0		14,837,290
Maxim T. Rowe Price MidCap Growth Portfolio	297,537		9,999,068		751,484		4,101,134		1,241,274		0		5,915,037
Maxim U.S. Government Mortgage Securities Portfolio	703,760		15,001,939		1,418,533		7,919,713		(103,128)		62,241		8,571,798
Putnam Equity Income Fund	919,685		25,675,604		1,912,416		11,445,756		2,514,655		53,077		14,926,480
Putnam High Yield Advantage Fund A	0		3,053,307		121,646		3,046,849		163,737		14,000		0
Putnam Multi-Cap Value Fund A	852,467		19,162,753		1,412,241		7,371,095		2,717,089		0		11,150,269

TOTAL								$	26,510,008	$	198,467	$	174,685,503

Affiliate	Shares/Interest Held		Market Value 12/31/2010		Purchase Cost		Sales Cost		Realized Gain/(Loss)		Dividends Received		Market Value 3/31/2011

Moderately Conservative Profile II Portfolio

Great-West Life & Annuity Contract	10,359,496	$	19,851,825	$	1,310,347	$	8,447,153	$	309,176	$	0	$	12,477,692
Maxim Federated Bond Portfolio	483,359		8,154,934		554,917		3,504,383		104,245		41,048		5,089,766
Maxim Global Bond Portfolio	522,648		8,186,528		499,467		3,265,838		336,227		0		5,189,896
Maxim INVESCO ADR Portfolio	162,776		3,384,664		208,821		1,314,796		210,612		0		2,099,804
Maxim Janus Large Cap Growth Portfolio	486,946		9,046,223		659,257		3,531,203		560,080		0		5,809,269
Maxim Loomis Sayles Small-Cap Value Portfolio	39,800		1,364,514		75,550		473,692		154,400		0		877,189
Maxim MFS International Growth Portfolio	186,729		3,358,103		178,667		1,205,622		255,453		0		2,115,634
Maxim MFS International Value Portfolio	258,351		3,355,140		176,134		1,224,140		248,535		0		2,090,058
Maxim MidCap Value Portfolio	173,084		2,884,905		142,713		1,029,602		321,000		0		1,845,079
Maxim Putnam High Yield Bond Portfolio	343,103		3,023,720		1,092,888		1,272,857		82,683		0		2,844,325
Maxim Short Duration Bond Portfolio	0		-		0		0		-		0		0
Maxim Small-Cap Value Portfolio	75,169		1,362,457		84,321		448,385		169,016		0		880,227
Maxim T. Rowe Price Equity/Income Portfolio	241,902		5,939,378		298,914		2,276,712		450,407		0		3,742,231
Maxim T. Rowe Price MidCap Growth Portfolio	48,773		1,498,813		74,733		525,667		159,988		0		969,608
Maxim U.S. Government Mortgage Securities Portfolio	464,207		9,050,043		633,846		4,060,849		(48,767)		41,053		5,654,046
Putnam Equity Income Fund	231,955		5,920,498		306,001		2,358,621		420,533		13,370		3,764,626
Putnam High Yield Advantage Fund A	0		1,537,442		36,556		1,511,714		80,318		7,919		0
Putnam Multi-Cap Value Fund A	140,803		2,893,569		142,714		986,245		313,670		0		1,841,708

TOTAL								$	4,127,576	$	103,390	$	57,291,158

2.	UNREALIZED APPRECIATION (DEPRECIATION)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2011 were as follows:

	Cost For Income Tax Purposes	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
Aggressive Profile II Portfolio	645,099,037	18,046,074	(66,759,748)	(48,713,674)
Conservative Profile II Portfolio	296,765,382	7,622,623	(14,778,624)	(7,156,001)
Moderate Profile II Portfolio	995,201,410	23,076,647	(78,696,194)	(55,619,547)
Moderately Aggressive Profile II	182,650,968	3,933,907	(11,899,372)	(7,965,465)
Moderately Conservative Profile II	61,416,980	659,776	(4,785,598)	(4,125,822)

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATIONSM BALANCED PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2011

UNAUDITED

Shares			Value ($)

EQUITY MUTUAL FUNDS

78,830	Maxim Index 600 Portfolio		774,901
112,452	Maxim International Index Portfolio Initial		1,134,642
234,190	Maxim S&P 500® Index Portfolio		2,826,675

TOTAL EQUITY MUTUAL FUNDS — 62.58%		$	4,736,218

(Cost $4,314,285)

BOND MUTUAL FUNDS

213,735	Maxim Bond Index Portfolio		2,831,983

TOTAL BOND MUTUAL FUNDS — 37.42%		$	2,831,983

(Cost $2,908,614)

TOTAL INVESTMENTS — 100.00%		$	7,568,201
(Cost $7,222,899)

OTHER ASSETS & LIABILITIES — 0.00%		$	(14)

TOTAL NET ASSETS — 100%		$	7,568,187

(Cost $7,222,899)

See notes to the schedule of investments.

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATIONSM BALANCED PORTFOLIO

NOTES TO SCHEDULE OF INVESTMENTS

MARCH 31, 2011

UNAUDITED

1.	ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty portfolios. Interests in the Maxim SecureFoundationSM Balanced Portfolio (the Portfolio) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term capital appreciation and income. The Portfolio is non-diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for insurance company separate accounts for certain variable annuity contracts, to individual retirement account (IRA) owners, and to certain qualified retirement plans.

The Portfolio offers three share classes, referred to as Class G, Class G1, and Class L shares. All shares of the Portfolio represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Class G shares are not subject to any distribution fees, Class G1 shares are subject to an annual distribution fee of 0.10% of the Portfolio’s annual average net assets attributable to Class G1 shares, and Class L shares are subject to an annual distribution fee of 0.25% of the Portfolio’s annual average net assets attributable to Class L shares. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

Shares of the Portfolio can only be purchased in conjunction with the purchase and acceptance of a Guaranteed Lifetime Withdrawal Benefit (the Guarantee) issued by Great-West Life & Annuity (GWL&A). The Guarantee currently has an annual fee in addition to the fees and expenses of the Portfolio. The redemption or exchange of all shares of the Portfolio attributable to an account automatically cancels the Guarantee and all of the benefits of the Guarantee. GWL&A does not issue the Guarantee to the investment adviser of the Portfolio or the Portfolio itself, so the Guarantee does not guarantee the investment performance of the Portfolio.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Investments in shares of the underlying mutual funds are valued at their net asset value as reported by the underlying mutual fund.

The Portfolio classifies valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of March 31, 2011, all investments of the Portfolio were in mutual funds that are actively traded, therefore 100% of the investments are valued using Level 1 inputs. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no transfers between Levels 1 and 2 during the period.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, those described below.

Investments in the Portfolio are subject to risks related to its allocation strategy. The success for the Portfolio will be impacted by the results of the underlying funds.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the underlying funds. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the underlying funds to be subject to larger short-term declines in value.

The Portfolio’s underlying funds may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

The Portfolio may invest in underlying funds that primarily invest in bonds. Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities.

The underlying funds may be invested in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

Dividends

Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date).

Realized gains and losses from an investment sold is determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date.

Federal Income Taxes

The Portfolio complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and distributes substantially all of its net taxable income and net capital gains each year. The Portfolio is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

The Portfolio is not subject to examination by U.S. federal tax authorities or state tax authorities for tax years before 2009.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), net capital losses recognized after December 31, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains is determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

Affiliated Investment Companies

Below is a summary of the transactions for each underlying investment during the period ended March 31, 2011, in which the issuer was an affiliate of a Portfolio, as defined in the 1940 Act.

Affiliate	Shares Held		Market Value 12/31/2010		Purchase Cost		Sales Cost		Realized Gain/ (Loss)		Dividends Received		Market Value 3/31/2011

Maxim SecureFoundationSM Balanced Portfolio

Maxim Bond Index Portfolio	213,735	$	2,150,477	$	840,837	$	151,885	$	(1,985)	$	18,006	$	2,831,983
Maxim Index 600 Portfolio	78,830		563,737		207,588		39,659		9,517		-		774,901
Maxim International Index Portfolio Initial	112,452		-		1,170,856		46,815		914		-		1,134,642
Maxim S&P 500® Index Portfolio	234,190		2,103,819		799,803		179,955		36,330		-		2,826,675

TOTAL								$	44,776	$	18,006	$	7,568,201

2.	UNREALIZED APPRECIATION (DEPRECIATION)

For the period ended March 31, 2011, the U.S. Federal income tax cost basis was $7,232,089. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $419,980 and gross depreciation of securities in which there was an excess of tax cost over value of $83,868 resulting in net appreciation of $336,112.

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATIONSM LIFETIME 2015 PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2011

UNAUDITED

Shares		Value ($)

EQUITY MUTUAL FUNDS

286,639	Maxim Index 600 Portfolio	2,817,666
572,743	Maxim International Index Portfolio Initial	5,778,982
1,013,767	Maxim S&P 500® Index Portfolio	12,236,167

TOTAL EQUITY MUTUAL FUNDS — 59.87%		$20,832,815

(Cost $19,104,557)

BOND MUTUAL FUNDS

908,468	Maxim Bond Index Portfolio	12,037,199

TOTAL BOND MUTUAL FUNDS — 34.59%		$12,037,199

(Cost $12,384,903)

FIXED INTEREST CONTRACT

Interest		Value ($)

1,920,824 *	Great-West Life & Annuity Contract	1,929,522

TOTAL FIXED INTEREST CONTRACT — 5.54%		$1,929,522

(Cost $1,921,688)

TOTAL INVESTMENTS — 100.00%		$34,799,536
(Cost $33,411,148)

OTHER ASSETS & LIABILITIES — 0.00%		$0

TOTAL NET ASSETS — 100%		$34,799,536

(Cost $33,411,148)

* Represents the dollar value of the individual interest in the Contract at the date of acquisition.

See notes to the schedule of investments.
(Continued)

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATIONSM LIFETIME 2020 PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2011

UNAUDITED

Shares		Value ($)

EQUITY MUTUAL FUNDS

315	Maxim Index 600 Portfolio	3,095
629	Maxim International Index Portfolio Initial	6,350
1,114	Maxim S&P 500® Index Portfolio	13,445

TOTAL EQUITY MUTUAL FUNDS — 59.87%		$22,890

(Cost $22,192)

BOND MUTUAL FUNDS

998	Maxim Bond Index Portfolio	13,226

TOTAL BOND MUTUAL FUNDS — 34.59%		$13,226

(Cost $13,285)

FIXED INTEREST CONTRACT

Interest		Value ($)

2,110 *	Great-West Life & Annuity Contract	2,120

TOTAL FIXED INTEREST CONTRACT — 5.55%		$2,120

(Cost $2,112)

TOTAL INVESTMENTS — 100.01%		$38,236
(Cost $37,589)

OTHER ASSETS & LIABILITIES — (0.01%)		$(4)

TOTAL NET ASSETS — 100%		$38,232

(Cost $37,589)

* Represents the dollar value of the individual interest in the Contract at the date of acquisition.

See notes to the schedule of investments.
(Continued)

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATIONSM LIFETIME 2025 PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2011

UNAUDITED

Shares		Value ($)

EQUITY MUTUAL FUNDS

252,935	Maxim Index 600 Portfolio	2,486,354
515,797	Maxim International Index Portfolio Initial	5,204,388
829,064	Maxim S&P 500® Index Portfolio	10,006,805

TOTAL EQUITY MUTUAL FUNDS — 70.59%		$17,697,547

(Cost $16,327,210)

BOND MUTUAL FUNDS

498,565	Maxim Bond Index Portfolio	6,605,989

TOTAL BOND MUTUAL FUNDS — 26.35%		$6,605,989

(Cost $6,783,938)

FIXED INTEREST CONTRACT

Interest		Value ($)

764,244 *	Great-West Life & Annuity Contract	767,705

TOTAL FIXED INTEREST CONTRACT — 3.06%		$767,705

(Cost $764,638)

TOTAL INVESTMENTS — 100.00%		$25,071,241
(Cost $23,875,786)

OTHER ASSETS & LIABILITIES — 0.00%		$0

TOTAL NET ASSETS — 100%		$25,071,241

(Cost $23,875,786)

* Represents the dollar value of the individual interest in the Contract at the date of acquisition.

See notes to the schedule of investments.
(Continued)

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATIONSM LIFETIME 2030 PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2011

UNAUDITED

Shares	Value ($)

EQUITY MUTUAL FUNDS
459 Maxim Index 600 Portfolio	4,511
956 Maxim International Index Portfolio Initial	9,648
1,394 Maxim S&P 500® Index Portfolio	16,821

TOTAL EQUITY MUTUAL FUNDS — 80.58%	$30,980
(Cost $30,048)

BOND MUTUAL FUNDS

524 Maxim Bond Index Portfolio	6,940

TOTAL BOND MUTUAL FUNDS — 18.05%	$6,940
(Cost $6,971)

FIXED INTEREST CONTRACT

Interest	Value ($)

528 * Great-West Life & Annuity Contract	531

TOTAL FIXED INTEREST CONTRACT — 1.38% (Cost $529)	$531

TOTAL INVESTMENTS — 100.01%	$38,451
(Cost $37,548)

OTHER ASSETS & LIABILITIES — (0.01%)	$(4)

TOTAL NET ASSETS — 100%	$38,447
(Cost $37,548)

* Represents the dollar value of the individual interest in the Contract at the date of acquisition.

See notes to the schedule of investments.

(Continued)

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATIONSM LIFETIME 2035 PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2011

UNAUDITED

Shares		Value ($)

EQUITY MUTUAL FUNDS

201,689	Maxim Index 600 Portfolio	1,982,607
428,199	Maxim International Index Portfolio Initial	4,320,526
569,899	Maxim S&P 500® Index Portfolio	6,878,683

TOTAL EQUITY MUTUAL FUNDS — 87.36%		$13,181,816

(Cost $12,370,831)

BOND MUTUAL FUNDS

138,325	Maxim Bond Index Portfolio	1,832,811

TOTAL BOND MUTUAL FUNDS — 12.15%		$1,832,811

(Cost $1,869,732)

FIXED INTEREST CONTRACT

Interest		Value ($)

73,914 *	Great-West Life & Annuity Contract	74,249

TOTAL FIXED INTEREST CONTRACT — 0.49%		$74,249

(Cost $73,962)

TOTAL INVESTMENTS — 100.00%		$15,088,876
(Cost $14,314,525)

OTHER ASSETS & LIABILITIES — 0.00%		$0

TOTAL NET ASSETS — 100%		$15,088,876

(Cost $14,314,525)

* Represents the dollar value of the individual interest in the Contract at the date of acquisition.

See notes to the schedule of investments.
(Continued)

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATIONSM LIFETIME 2040 PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2011

UNAUDITED

Shares			Value ($)

EQUITY MUTUAL FUNDS

551		Maxim Index 600 Portfolio	5,414
1,188		Maxim International Index Portfolio Initial	11,987
1,449		Maxim S&P 500® Index Portfolio	17,483

TOTAL EQUITY MUTUAL FUNDS — 90.51%			$34,884

(Cost $33,850)

BOND MUTUAL FUNDS

273		Maxim Bond Index Portfolio	3,622

TOTAL BOND MUTUAL FUNDS — 9.40%			$3,622

(Cost $3,638)

FIXED INTEREST CONTRACT

Interest			Value ($)

38	*	Great-West Life & Annuity Contract	38

TOTAL FIXED INTEREST CONTRACT — 0.10%			$38
(Cost $38)

TOTAL INVESTMENTS — 100.01%			$38,544
(Cost $37,526)

OTHER ASSETS & LIABILITIES — (0.01%)			$(4)

TOTAL NET ASSETS — 100%			$38,540

(Cost $37,526)

* Represents the dollar value of the individual interest in the Contract at the date of acquisition.

See notes to the schedule of investments.

(Continued)

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATIONSM LIFETIME 2045 PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2011

UNAUDITED

Shares		Value ($)

EQUITY MUTUAL FUNDS

102,846	Maxim Index 600 Portfolio	1,010,978
227,026	Maxim International Index Portfolio Initial	2,290,692
253,469	Maxim S&P 500® Index Portfolio	3,059,373

TOTAL EQUITY MUTUAL FUNDS — 91.58%		$6,361,043

(Cost $5,938,231)

BOND MUTUAL FUNDS

44,124	Maxim Bond Index Portfolio	584,649

TOTAL BOND MUTUAL FUNDS — 8.42%		$584,649

(Cost $595,903)

TOTAL INVESTMENTS — 100.00%		$6,945,692
(Cost $6,534,134)

OTHER ASSETS & LIABILITIES — 0.00%		$0

TOTAL NET ASSETS — 100%		$6,945,692

(Cost $6,534,134)
See notes to the schedule of investments.

(Continued)

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATIONSM LIFETIME 2050 PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2011

UNAUDITED

Shares		Value ($)

EQUITY MUTUAL FUNDS

587	Maxim Index 600 Portfolio	5,766
1,324	Maxim International Index Portfolio Initial	13,363
1,355	Maxim S&P 500® Index Portfolio	16,358

TOTAL EQUITY MUTUAL FUNDS — 92.08%		$35,487

(Cost $34,454)

BOND MUTUAL FUNDS

231	Maxim Bond Index Portfolio	3,055

TOTAL BOND MUTUAL FUNDS — 7.93%		$3,055

(Cost $3,069)

TOTAL INVESTMENTS — 100.01%		$38,542
(Cost $37,523)

OTHER ASSETS & LIABILITIES — (0.01%)		$(4)

TOTAL NET ASSETS — 100%		$38,538

(Cost $37,523)

See notes to the schedule of investments.

(Continued)

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATIONSM LIFETIME 2055 PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2011

UNAUDITED

Shares		Value ($)

EQUITY MUTUAL FUNDS

4,426	Maxim Index 600 Portfolio	43,505
10,241	Maxim International Index Portfolio Initial	103,334
9,594	Maxim S&P 500® Index Portfolio	115,804

TOTAL EQUITY MUTUAL FUNDS — 92.17%		$262,643

(Cost $249,587)

BOND MUTUAL FUNDS

1,684	Maxim Bond Index Portfolio	22,312

TOTAL BOND MUTUAL FUNDS — 7.83%		$22,312

(Cost $22,778)

TOTAL INVESTMENTS — 100.00%		$284,955
(Cost $272,365)

OTHER ASSETS & LIABILITIES— 0.00%		$0

TOTAL NET ASSETS— 100%		$284,955

(Cost $272,365)

See notes to the schedule of investments.

(Concluded)

MAXIM SERIES FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS

MARCH 31, 2011

UNAUDITED

1.	ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty portfolios. Interests in the Maxim SecureFoundationSM Lifetime 2015, the Maxim SecureFoundationSM Lifetime 2020, the Maxim SecureFoundationSM Lifetime 2025, the Maxim SecureFoundationSM Lifetime 2030, the Maxim SecureFoundationSM Lifetime 2035, the Maxim SecureFoundationSM Lifetime 2040, the Maxim SecureFoundationSM Lifetime 2045, the Maxim SecureFoundationSM Lifetime 2050, and the Maxim SecureFoundationSM Lifetime 2055 Portfolios (the Portfolios) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of each Portfolio is to seek long-term capital appreciation and income consistent with its current allocation. Over time until the date noted in the name of the Portfolio (Guarantee Trigger Date), the asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering potential for growth. Once a Portfolio reaches its Guarantee Trigger Date, the asset allocation between equity and fixed-income investments is anticipated to become relatively static. Each Portfolio is non-diversified as defined in the 1940 Act. The Portfolios are available only as an investment option for insurance company separate accounts for certain variable annuity contracts, to individual retirement account (IRA) owners, and to certain qualified retirement plans.

Each of the Portfolios offer three share classes, referred to as Class G, Class G1, and Class L shares. All shares of the Portfolios represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Class G shares are not subject to any distribution fees, Class G1 shares are subject to an annual distribution fee of 0.10% of the corresponding Portfolio’s annual average net assets attributable to Class G1 shares, and Class L shares are subject to an annual distribution fee of 0.25% of the corresponding Portfolio’s annual average net assets attributable to Class L shares. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

Shares of the Portfolios can only be purchased in conjunction with the purchase and acceptance of a Guaranteed Lifetime Withdrawal Benefit (the Guarantee) issued by Great-West Life & Annuity (GWL&A). The Guarantee currently has an annual fee in addition to the fees and expenses of the applicable Portfolio. The redemption or exchange of all shares of a Portfolio attributable to an account automatically cancels the Guarantee and all of the benefits of the Guarantee. GWL&A does not issue the Guarantee to the investment adviser of the Portfolios or the Portfolios themselves, so the Guarantee does not guarantee the investment performance of the Portfolios.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Investments in shares of the underlying mutual funds are valued at their net asset value as reported by the underlying mutual fund.

Investments in the Great-West Life & Annuity Contract (GWL&A Contract) are valued at the amount of deposits plus interest less withdrawals, determined on a daily basis. The investment in the Contract is a guaranteed account invested in the general account of GWL&A. The interest rate credited may change on a calendar quarter basis, but on an annual effective basis will not be less than 1.5%.

The Portfolios classify valuations into three levels based upon the transparency of inputs to the valuation of each Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

For these portfolios, Level 3 securities include, investments in the GWL&A Contract, where the major consideration in the valuation being the financial strength and credit rating of GWL&A, and its ability to meet ongoing obligations to the policyholders.

As of March 31, 2011, the levels of each Portfolio’s investments were as follows:

SecureFoundationSM Lifetime 2015

Description	Level 1	Level 2	Level 3	Total
Equity Mutual Funds	$20,832,815	$-	$-	$20,832,815
Bond Mutual Funds	12,037,199	-	-	12,037,199
Fixed Interest Contract	-	-	1,929,522	1,929,522

Total	32,870,014	-	1,929,522	34,799,536

SecureFoundationSM Lifetime 2020

Description	Level 1	Level 2	Level 3	Total
Equity Mutual Funds	$22,890	$-	$-	$22,890
Bond Mutual Funds	13,226	-	-	13,226
Fixed Interest Contract	-	-	2,120	2,120

Total	36,116	-	2,120	38,236

SecureFoundationSM Lifetime 2025

Description		Level 1		Level 2		Level 3		Total
Equity Mutual Funds	$	17,697,547	$	-	$	-	$	17,697,547
Bond Mutual Funds		6,605,989		-		-		6,605,989
Fixed Interest Contract		-		-		767,705		767,705

Total		24,303,536		-		767,705		25,071,241

SecureFoundationSM Lifetime 2030

Description		Level 1		Level 2		Level 3		Total
Equity Mutual Funds	$	30,980	$	-	$	-	$	30,980
Bond Mutual Funds		6,940		-		-		6,940
Fixed Interest Contract		-		-		531		531

Total		37,920		-		531		38,451

SecureFoundationSM Lifetime 2035

Description		Level 1		Level 2		Level 3		Total
Equity Mutual Funds	$	13,181,816	$	-	$	-	$	13,181,816
Bond Mutual Funds		1,832,811		-		-		1,832,811
Fixed Interest Contract		-		-		74,249		74,249

Total		15,014,627		-		74,249		15,088,876

SecureFoundationSM Lifetime 2040

Description		Level 1		Level 2		Level 3		Total
Equity Mutual Funds	$	34,884	$	-	$	-	$	34,884
Bond Mutual Funds		3,622		-		-		3,622
Fixed Interest Contract		-		-		38		38

Total		38,506		-		38		38,544

SecureFoundationSM Lifetime 2045

Description		Level 1		Level 2		Level 3		Total
Equity Mutual Funds	$	6,361,043	$	-	$	-	$	6,361,043
Bond Mutual Funds		584,649		-		-		584,649

Total		6,945,692		-		-		6,945,692

SecureFoundationSM Lifetime 2050

Description		Level 1		Level 2		Level 3		Total
Equity Mutual Funds	$	35,487	$	-	$	-	$	35,487
Bond Mutual Funds		3,055		-		-		3,055

Total		38,542		-		-		38,542

SecureFoundationSM Lifetime 2055

Description		Level 1		Level 2		Level 3		Total
Equity Mutual Funds	$	262,643	$	-	$	-	$	262,643
Bond Mutual Funds		22,312		-		-		22,312

Total		284,955		-		-		284,955

The Portfolios recognize transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the period.

The following is a reconciliation of change in Level 3 assets during the period ended March 31, 2011:

Description		SecureFoundationSM 2015		SecureFoundationSM 2020		SecureFoundationSM 2025
Beginning Balance, December 31, 2010	$	-	$	-	$	-
Total realized gains (or losses)		494		-		133
Total unrealized gains (or losses)		7,340		8		2,934
Purchases		2,104,674		2,125		830,922
Sales		(182,986)		(13)		(66,284)
Transfers into (out of) Level 3		-		-		-

Ending Balance, March 31, 2011	$	1,929,522	$	2,120	$	767,705

Description		SecureFoundationSM 2030		SecureFoundationSM 2035		SecureFoundationSM 2040
Beginning Balance, December 31, 2010	$	-	$	-	$	-
Total realized gains (or losses)		-		12		-
Total unrealized gains (or losses)		2		275		-
Purchases		534		80,190		38
Sales		(5)		(6,228)		-
Transfers into (out of) Level 3		-		-		-

Ending Balance, March 31, 2011	$	531	$	74,249	$	38

Risk Factors

Investing in the Portfolios may involve certain risks including, but not limited to, those described below.

Investments in each Portfolio are subject to risks related to its allocation strategy. The success for each Portfolio will be impacted by the results of the underlying funds.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the underlying funds. These events may have adverse effects on the Portfolios such as a decline in the value and liquidity of many securities held by the Portfolios, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolios ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the underlying funds to be subject to larger short-term declines in value.

The Portfolio’s underlying funds may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolios to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Each Portfolio may invest in underlying funds that primarily invest in bonds. Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities.

The underlying funds may be invested in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

Dividends

Dividends from net investment income of the Portfolios are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date).

Realized gains and losses from an investment sold is determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date.

Interest on the GWL&A Contract is accrued daily.

Federal Income Taxes

Each of the Portfolios complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The Portfolios are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

The Portfolios are not subject to examination by U.S. federal tax authorities or state tax authorities for tax years before 2009.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), net capital losses recognized after December 31, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains is determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

Other Transactions with Affiliates

The Portfolios each may invest in a fixed interest contract issued by GWL&A. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of the investments in certain of the Portfolios and GWL&A being an affiliated entity the Portfolios are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.

Affiliated Investment Companies

Below is a summary of the transactions for each underlying investment during the period ended March 31, 2011, in which the issuer was an affiliate of a Portfolio, as defined in the 1940 Act.

Affiliate	Shares Held	Market Value 12/31/2010	Purchase Cost		Sales Cost	Realized Gain/ (Loss)	Dividends Received	Market Value 3/31/2011

Maxim SecureFoundationSM Lifetime 2015 Portfolio

Great-West Life & Annuity Contract	1,920,824	$-	$2,104,674	$	182,986	$494	$-	$1,929,522
Maxim Bond Index Portfolio	908,468	9,853,685	3,903,237		1,729,817	(46,914)	77,064	12,037,199
Maxim Index 600 Portfolio	286,639	2,208,625	840,988		351,588	74,225	-	2,817,666
Maxim International Index Portfolio Initial	572,743	-	6,299,563		553,895	(4,103)	-	5,778,982
Maxim Money Market Portfolio	-	1,566,270	244,147		1,810,417	-	-	-
Maxim S&P 500® Index Portfolio	1,013,767	9,815,450	3,742,073		1,677,041	256,667	-	12,236,167

TOTAL						$280,369	$77,064	$34,799,536

Affiliate	Shares Held		Market Value 12/31/2010		Purchase Cost		Sales Cost	Realized Gain	Dividends Received	Market Value 3/31/2011

Maxim SecureFoundationSM Lifetime 2020 Portfolio

Great-West Life & Annuity Contract	2,110	$	-	$	2,125	$	13	$-	$-	$2,120
Maxim Bond Index Portfolio	998		-		13,443		160	1	85	13,226
Maxim Index 600 Portfolio	315		-		2,963		81	3	-	3,095
Maxim International Index Portfolio Initial	629		-		6,322		23	-	-	6,350
Maxim S&P 500® Index Portfolio	1,114		-		13,147		137	3	-	13,445

TOTAL								$7	$85	$38,236

Affiliate	Shares Held		Market Value 12/31/2010		Purchase Cost		Sales Cost	Realized Gain/ (Loss)	Dividends Received	Market Value 3/31/2011

Maxim SecureFoundationSM Lifetime 2025 Portfolio

Great-West Life & Annuity Contract	764,244	$	-	$	830,922	$	66,284	$133	$-	$767,705
Maxim Bond Index Portfolio	498,565		4,886,028		2,639,455		921,051	(26,400)	42,024	6,605,989
Maxim Index 600 Portfolio	252,935		1,761,382		924,949		293,645	74,262	-	2,486,354
Maxim International Index Portfolio Initial	515,797		-		5,654,403		470,493	9,380	-	5,204,388
Maxim Money Market Portfolio	-		562,982		86,802		649,784	-	-	-
Maxim S&P 500® Index Portfolio	829,064		7,253,206		3,812,342		1,298,911	57,375	-	15,064,436

TOTAL								$114,750	$42,024	$30,128,872

Affiliate	Shares Held		Market Value 12/31/2010		Purchase Cost		Sales Cost	Realized Gain	Dividends Received	Market Value 3/31/2011

Maxim SecureFoundationSM Lifetime 2030 Portfolio

Great-West Life & Annuity Contract	528	$	-	$	534	$	5	$-	$-	$531
Maxim Bond Index Portfolio	524		-		7,081		112	1	45	6,940
Maxim Index 600 Portfolio	459		-		4,313		114	4	-	4,511
Maxim International Index Portfolio Initial	956		-		9,572		2	-	-	9,648
Maxim S&P 500® Index Portfolio	1,394		-		16,370		93	2	-	16,821

TOTAL								$7	$45	$38,451

Affiliate	Shares Held	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/ (Loss)	Dividends Received	Market Value 3/31/2011

Maxim SecureFoundationSM Lifetime 2035 Portfolio

Great-West Life & Annuity Contract	73,914	$-	$80,190	$6,228	$12	$-	$74,249
Maxim Bond Index Portfolio	138,325	1,167,326	1,004,880	341,573	(9,124)	11,663	1,832,811
Maxim Index 600 Portfolio	201,689	1,209,409	1,012,209	297,931	70,741	-	1,982,607
Maxim International Index Portfolio Initial	428,199	-	4,616,582	311,360	7,047	-	4,320,526
Maxim Money Market Portfolio	-	46,895	17,661	64,556	-	-	-
Maxim S&P 500® Index Portfolio	569,899	4,294,117	3,448,535	986,761	187,444	-	6,878,683

TOTAL					$256,120	$11,663	$15,088,876

Affiliate	Shares Held	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain	Dividends Received	Market Value 3/31/2011

Maxim SecureFoundationSM Lifetime 2040 Portfolio

Great-West Life & Annuity Contract	38	$-	$38	$-	$-	$-	$38
Maxim Bond Index Portfolio	273	-	3,703	66	-	23	3,622
Maxim Index 600 Portfolio	551	-	5,175	135	5	-	5,414
Maxim International Index Portfolio Initial	1,188	-	11,893	2	-	-	11,987
Maxim S&P 500® Index Portfolio	1,449	-	16,975	58	1	-	17,483

TOTAL					$6	$23	$38,544

Affiliate	Shares Held		Market Value 12/31/2010		Purchase Cost		Sales Cost	Realized Gain/ (Loss)	Dividends Received	Market Value 3/31/2011

Maxim SecureFoundationSM Lifetime 2045 Portfolio

Maxim Bond Index Portfolio	44,124	$	364,822	$	284,787	$	64,479	$(1,502)	$3,737	$584,649
Maxim Index 600 Portfolio	102,846		603,627		446,393		79,464	24,012	-	1,010,978
Maxim International Index Portfolio Initial	227,026		-		2,483,002		195,838	2,793	-	2,290,692
Maxim S&P 500® Index Portfolio	253,469		1,869,990		1,387,911		268,791	61,744	-	3,059,373

TOTAL								$87,047	$3,737	$6,945,692

Affiliate	Shares Held	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain	Dividends Received	Market Value 3/31/2011

Maxim SecureFoundationSM Lifetime 2050 Portfolio

Maxim Bond Index Portfolio	231	$-	$3,125	$57	$-	$20	$3,055
Maxim Index 600 Portfolio	587	-	5,513	146	5	-	5,766
Maxim International Index Portfolio Initial	1,324	-	13,258	2	-	-	13,363
Maxim S&P 500® Index Portfolio	1,355	-	15,878	50	1	-	16,358

TOTAL					$6	$20	$38,542

Affiliate	Shares Held	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 3/31/2011

Maxim SecureFoundationSM Lifetime 2055 Portfolio

Maxim Bond Index Portfolio	1,684	$18,879	$10,605	$7,265	$(157)	$143	$22,312
Maxim Index 600 Portfolio	4,426	35,243	19,976	11,959	2,995	-	43,505
Maxim International Index Portfolio Initial	10,241	-	134,375	31,371	187	-	103,334
Maxim S&P 500® Index Portfolio	9,594	96,003	53,383	33,301	6,646	-	115,804

TOTAL					$9,671	$143	$284,955

2.	UNREALIZED APPRECIATION (DEPRECIATION)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2011 were as follows:

	Cost For Income Tax Purposes	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
SecureFoundationSM 2015	33,515,849	1,680,957	(397,270)	1,283,687
SecureFoundationSM 2020	37,589	706	(59)	647
SecureFoundationSM 2025	23,939,559	1,338,429	(206,747)	1,131,682
SecureFoundationSM 2030	37,548	934	(31)	903
SecureFoundationSM 2035	14,335,198	799,856	(46,178)	753,678
SecureFoundationSM 2040	37,526	1,034	(16)	1,018
SecureFoundationSM 2045	6,544,072	414,416	(12,796)	401,620
SecureFoundationSM 2050	37,523	1,033	(14)	1,019
SecureFoundationSM 2055	273,131	12,479	(655)	11,824

Item 2. Controls and Procedures:

(a) The principal executive officer and principal financial officer of the registrant have concluded that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President & Chief Executive Officer

Date:	May 27, 2011

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President & Chief Executive Officer

Date:	May 27, 2011

By:	/s/ M. Maiers
M. Maiers
Chief Financial Officer, Treasurer
& Investment Operations Compliance Officer

Date:	May 27, 2011